UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21265

PowerShares Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2016 is set forth below.

Schedule of Investments(a)

PowerShares DWA NASDAQ Momentum Portfolio (DWAQ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 27.2%
845	Amazon.com, Inc.(b)	$641,194
1,311	Charter Communications, Inc., Class A(b)	307,915
4,924	China Lodging Group Ltd. ADR (China)	189,229
8,487	Core-Mark Holding Co., Inc.	415,523
2,520	Cracker Barrel Old Country Store, Inc.	396,673
3,187	Dorman Products, Inc.(b)	203,012
1,841	Helen of Troy Ltd.(b)	183,382
2,363	Jack in the Box, Inc.	208,866
4,726	Liberty Ventures, Series A(b)	178,217
5,751	LKQ Corp.(b)	197,777
6,351	Monro Muffler Brake, Inc.	397,700
7,457	Nutrisystem, Inc.	220,578
2,202	O’Reilly Automotive, Inc.(b)	639,967
1,510	Panera Bread Co., Class A(b)	331,173
12,403	Papa John’s International, Inc.	917,202
2,129	Pool Corp.	217,754
714	Priceline Group, Inc. (The)(b)	964,478
10,248	Ross Stores, Inc.	633,634
22,910	Ruth’s Hospitality Group, Inc.	365,873
6,049	Texas Roadhouse, Inc.	285,634
11,414	Tile Shop Holdings, Inc. (The)(b)	194,609
7,254	Tractor Supply Co.	664,829
891	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	232,738
4,434	Universal Electronics, Inc.(b)	342,926

		9,330,883

	Consumer Staples - 3.2%
1,448	Casey’s General Stores, Inc.	193,366
1,086	Costco Wholesale Corp.	181,601
1,979	J & J Snack Foods Corp.	240,666
1,271	Monster Beverage Corp.(b)	204,161
4,607	National Beverage Corp.(b)	264,257

		1,084,051

	Energy - 2.3%
4,328	Carrizo Oil & Gas, Inc.(b)	141,958
3,285	Diamondback Energy, Inc.(b)	288,390
9,977	Golar LNG Partners LP (United Kingdom)	190,561
2,998	PDC Energy, Inc.(b)	164,201

		785,110

	Financials - 12.6%
2,823	AMERISAFE, Inc.	165,230
12,755	Arch Capital Group Ltd. (Bermuda)(b)	926,396
5,619	Eagle Bancorp, Inc.(b)	289,659
735	Equinix, Inc. REIT	274,059
7,299	First Merchants Corp.	191,234
15,572	Grupo Financiero Galicia SA, Class B ADR (Argentina)	462,177
8,932	Home BancShares, Inc.	186,411
2,682	Lamar Advertising Co., Class A REIT	182,001
6,149	MarketAxess Holdings, Inc.	994,047
4,529	Pinnacle Financial Partners, Inc.	240,535
5,897	PrivateBancorp, Inc.	260,647
1,323	Signature Bank(b)	159,078

		4,331,474

	Health Care - 19.1%
5,291	ABIOMED, Inc.(b)	624,179
7,460	Acadia Healthcare Co., Inc.(b)	421,490
2,990	Align Technology, Inc.(b)	266,558
2,400	AmSurg Corp.(b)	180,024
1,766	Atrion Corp.	842,029

8,731	DexCom, Inc.(b)	$805,260
84,438	Exelixis, Inc.(b)	775,141
5,321	Henry Schein, Inc.(b)	962,995
2,772	ICON PLC(b)	215,301
4,067	IDEXX Laboratories, Inc.(b)	381,444
13,209	Lexicon Pharmaceuticals, Inc.(b)	215,571
1,737	Ligand Pharmaceuticals, Inc.(b)	234,286
3,733	Masimo Corp.(b)	197,737
4,094	NuVasive, Inc.(b)	254,647
2,696	VCA, Inc.(b)	192,333

		6,568,995

	Industrials - 4.9%
6,902	AAON, Inc.	182,765
6,167	Gibraltar Industries, Inc.(b)	217,572
4,353	Healthcare Services Group, Inc.	168,940
4,430	Middleby Corp. (The)(b)	533,283
3,787	Multi-Color Corp.	244,564
11,262	SkyWest, Inc.	324,008

		1,671,132

	Information Technology - 27.5%
12,508	8x8, Inc.(b)	171,985
4,758	Activision Blizzard, Inc.	191,081
1,868	Adobe Systems, Inc.(b)	182,803
4,555	Advanced Energy Industries, Inc.(b)	185,480
2,535	Blackbaud, Inc.	169,465
3,021	Broadcom Ltd. (Singapore)	489,342
10,420	Cadence Design Systems, Inc.(b)	250,601
2,155	Check Point Software Technologies Ltd. (Israel)(b)	165,676
1,956	Cimpress NV (Netherlands)(b)	185,429
4,815	Cirrus Logic, Inc.(b)	233,961
1,229	CoStar Group, Inc.(b)	255,509
7,464	Ebix, Inc.	397,980
5,870	Electronic Arts, Inc.(b)	447,998
3,949	Electronics for Imaging, Inc.(b)	174,901
3,619	Facebook, Inc., Class A(b)	448,539
2,009	Fiserv, Inc.(b)	221,713
6,082	Intuit, Inc.	675,041
2,121	Jack Henry & Associates, Inc.	189,299
2,815	Littelfuse, Inc.	351,931
3,262	LogMeIn, Inc.(b)	280,238
11,143	Manhattan Associates, Inc.(b)	646,851
4,478	Monolithic Power Systems, Inc.	325,640
1,370	NetEase, Inc. ADR (China)	279,850
4,547	NVIDIA Corp.	259,634
3,927	NXP Semiconductors NV (Netherlands)(b)	330,221
6,920	Orbotech Ltd. (Israel)(b)	197,428
7,234	PC Connection, Inc.	186,710
5,654	Proofpoint, Inc.(b)	428,969
6,575	Take-Two Interactive Software, Inc.(b)	264,184
2,983	Ultimate Software Group, Inc. (The)(b)	623,745
3,059	Universal Display Corp.(b)	216,700

		9,428,904

	Materials - 0.9%
21,755	Silver Standard Resources, Inc. (Canada)(b)	303,265

	Telecommunication Services - 2.3%
5,082	Cogent Communications Group, Inc.	217,154
14,135	Shenandoah Telecommunications Co.	580,666

		797,820

	Total Common Stocks and Other Equity Interests (Cost $30,255,868)	34,301,634

	Money Market Fund - 0.2%
70,678	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $70,678)	70,678

Schedule of Investments(a)

Total Investments (Cost $30,326,546)(d) - 100.2%	$34,372,312
Other assets less liabilities - (0.2)%	(54,931)

Net Assets - 100.0%	$34,317,381

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $30,346,265. The net unrealized appreciation was $4,026,047, which consisted of aggregate gross unrealized appreciation of $4,294,958 and aggregate gross unrealized depreciation of $268,911.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Market Portfolio (PWC)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.9%
7,697	Children’s Place, Inc. (The)	$643,315
6,528	Cooper-Standard Holding, Inc.(b)	574,790
7,247	Drew Industries, Inc.	663,898
38,849	Eldorado Resorts, Inc.(b)	561,368
24,364	Home Depot, Inc. (The)	3,368,079
16,952	Installed Building Products, Inc.(b)	607,390
26,477	McDonald’s Corp.	3,115,019
21,853	Ollie’s Bargain Outlet Holdings, Inc.(b)	571,238
13,698	Outerwall, Inc.	721,337
824,069	Sirius XM Holdings, Inc.(b)	3,617,663
9,731	Six Flags Entertainment Corp.	548,731
21,031	Superior Industries International, Inc.	642,707
7,543	Visteon Corp.	528,689
39,512	Yum! Brands, Inc.	3,533,163

		19,697,387

	Consumer Staples - 9.9%
11,171	Campbell Soup Co.	695,618
12,939	Fresh Del Monte Produce, Inc.	735,582
11,559	Herbalife Ltd.(b)	786,128
5,760	Ingredion, Inc.	767,462
106,859	Mondelez International, Inc., Class A	4,699,659
95,455	Reynolds American, Inc.	4,778,477
14,048	Sysco Corp.	727,546
10,506	Tyson Foods, Inc., Class A	773,242

		13,963,714

	Energy - 7.5%
76,954	Atwood Oceanics, Inc.	821,869
32,351	Diamond Offshore Drilling, Inc.	735,015
116,258	National Oilwell Varco, Inc.	3,760,946
248,513	Seadrill Ltd. (United Kingdom)(b)	738,084
82,502	Transocean Ltd.	906,697
69,494	Valero Energy Corp.	3,633,146

		10,595,757

	Financials - 13.9%
32,550	Aflac, Inc.	2,352,714
7,999	AMERISAFE, Inc.	468,181
17,798	Chubb Ltd.	2,229,378
32,682	Cincinnati Financial Corp.	2,441,345
39,877	Discover Financial Services	2,266,609
12,521	East West Bancorp, Inc.	428,469
16,248	Employers Holdings, Inc.	463,393
16,800	Enterprise Financial Services Corp.	483,168
19,747	Fidelity & Guaranty Life	431,669
132,203	Genworth Financial, Inc., Class A(b)	378,101
14,321	Great Western Bancorp, Inc.	475,028
21,855	Green Dot Corp., Class A(b)	528,891
34,479	Nasdaq, Inc.	2,439,734
2,283	National Western Life Group, Inc., Class A	431,807
50,984	Principal Financial Group, Inc.	2,377,384
13,109	Selective Insurance Group, Inc.	513,348
73,291	TrustCo Bank Corp. NY	485,919
25,023	Universal Insurance Holdings, Inc.	544,000

		19,739,138

	Health Care - 14.2%
43,652	Aduro Biotech, Inc.(b)	640,811
10,789	Anika Therapeutics, Inc.(b)	538,587
4,058	athenahealth, Inc.(b)	518,572
75,733	Baxter International, Inc.	3,636,699
19,642	Becton, Dickinson and Co.	3,456,992

10,501	Cambrex Corp.(b)	$550,357
32,787	Edwards Lifesciences Corp.(b)	3,754,767
11,384	Five Prime Therapeutics, Inc.(b)	577,055
5,676	IDEXX Laboratories, Inc.(b)	532,352
37,366	Lexicon Pharmaceuticals, Inc.(b)	609,813
7,722	Magellan Health, Inc.(b)	528,725
10,527	Molina Healthcare, Inc.(b)	598,039
21,577	Triple-S Management Corp., Class B(b)	536,189
24,352	Universal Health Services, Inc., Class B	3,154,315
5,063	WellCare Health Plans, Inc.(b)	540,728

		20,174,001

	Industrials - 10.6%
50,423	Alaska Air Group, Inc.	3,389,434
20,311	Global Brass & Copper Holdings, Inc.	575,208
19,006	Greenbrier Cos., Inc. (The)	623,967
13,070	Hawaiian Holdings, Inc.(b)	595,077
27,348	Kelly Services, Inc., Class A	559,814
95,333	Manitowoc Co., Inc. (The)	531,005
39,097	MRC Global, Inc.(b)	517,253
15,713	Northrop Grumman Corp.	3,403,907
28,515	Quad Graphics, Inc., Class A	723,140
74,575	United Continental Holdings, Inc.(b)	3,496,822
39,267	Wabash National Corp.(b)	568,586

		14,984,213

	Information Technology - 21.0%
20,147	Advanced Energy Industries, Inc.(b)	820,386
21,931	Fabrinet (Thailand)(b)	828,115
32,798	Facebook, Inc., Class A(b)	4,064,984
15,286	First Solar, Inc.(b)	713,550
37,244	Fiserv, Inc.(b)	4,110,248
27,329	Genpact Ltd.(b)	731,597
23,441	GoDaddy, Inc., Class A(b)	701,355
297,303	HP, Inc.	4,165,215
21,937	Ingram Micro, Inc., Class A	751,123
9,044	Jack Henry & Associates, Inc.	807,177
17,110	NETGEAR, Inc.(b)	879,967
85,305	NVIDIA Corp.	4,870,916
28,826	Sanmina Corp.(b)	730,451
10,108	Tech Data Corp.(b)	787,716
46,092	VeriSign, Inc.(b)	3,992,028
59,358	Vishay Intertechnology, Inc.	791,242

		29,746,070

	Materials - 3.1%
39,238	LyondellBasell Industries NV, Class A	2,953,052
7,687	Stepan Co.	494,351
9,590	Trinseo SA	477,486
21,332	Westlake Chemical Partners LP	466,318

		4,391,207

	Telecommunication Services - 2.7%
29,869	AT&T, Inc.	1,293,029
12,410	CenturyLink, Inc.	390,170
86,877	Cincinnati Bell, Inc.(b)	434,385
10,634	Shenandoah Telecommunications Co.	436,845
27,377	T-Mobile US, Inc.(b)	1,268,650

		3,823,079

	Utilities - 3.2%
16,058	Avangrid, Inc.	724,858
80,792	PPL Corp.	3,046,666
59,898	Talen Energy Corp.(b)	814,613

		4,586,137

	Total Common Stocks and Other Equity Interests (Cost $132,966,486)	141,700,703

	Money Market Fund - 0.1%
99,199	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $99,199)	99,199

Schedule of Investments(a)

Total Investments (Cost $133,065,685)(d) - 100.1%	$141,799,902
Other assets less liabilities - (0.1)%	(97,425)

Net Assets - 100.0%	$141,702,477

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $133,146,272. The net unrealized appreciation was $8,653,630, which consisted of aggregate gross unrealized appreciation of $10,702,988 and aggregate gross unrealized depreciation of $2,049,358.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1000 Portfolio (PRF)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.5%
31,448	Abercrombie & Fitch Co., Class A	$651,288
8,670	Advance Auto Parts, Inc.	1,472,686
15,031	Amazon.com, Inc.(b)	11,405,673
33,913	American Axle & Manufacturing Holdings, Inc.(b)	590,425
69,421	American Eagle Outfitters, Inc.	1,244,024
122,930	Apollo Education Group, Inc., Class A(b)	1,105,141
54,534	Aramark	1,955,044
11,404	Asbury Automotive Group, Inc.(b)	693,363
100,407	Ascena Retail Group, Inc.(b)(c)	816,309
18,863	Autoliv, Inc. (Sweden)(c)	1,995,705
32,388	AutoNation, Inc.(b)	1,727,900
2,800	AutoZone, Inc.(b)	2,279,116
57,663	Bed Bath & Beyond, Inc.	2,591,952
153,606	Best Buy Co., Inc.	5,161,162
18,685	Big Lots, Inc.	993,668
46,192	Bloomin’ Brands, Inc.	830,532
49,117	BorgWarner, Inc.	1,629,702
11,422	Brinker International, Inc.	538,433
14,360	Brunswick Corp.	712,543
11,655	Burlington Stores, Inc.(b)	891,724
11,717	Cabela’s, Inc.(b)	604,949
62,939	Caesars Entertainment Corp.(b)(c)	434,279
50,846	CarMax, Inc.(b)(c)	2,962,288
90,599	Carnival Corp.	4,232,785
83,070	CBS Corp., Class B	4,337,915
10,134	Charter Communications, Inc., Class A(b)	2,380,173
46,562	Chico’s FAS, Inc.	559,210
1,881	Chipotle Mexican Grill, Inc.(b)	797,525
25,839	Cinemark Holdings, Inc.	971,546
60,427	Coach, Inc.	2,605,008
441,777	Comcast Corp., Class A	29,709,503
17,486	Cooper Tire & Rubber Co.	576,863
21,424	Core-Mark Holding Co., Inc.	1,048,919
3,358	Cracker Barrel Old Country Store, Inc.(c)	528,583
40,617	CST Brands, Inc.	1,816,392
49,030	D.R. Horton, Inc.	1,612,106
85,337	Dana, Inc.	1,163,997
28,152	Darden Restaurants, Inc.	1,733,037
8,881	Deckers Outdoor Corp.(b)	586,235
43,854	Delphi Automotive PLC (United Kingdom)	2,974,178
26,908	DeVry Education Group, Inc.(c)	599,241
21,658	Dick’s Sporting Goods, Inc.	1,110,839
11,292	Dillard’s, Inc., Class A	764,243
24,122	Discovery Communications, Inc., Class A(b)	605,221
42,680	Discovery Communications, Inc., Class C(b)	1,047,367
34,879	DISH Network Corp., Class A(b)	1,863,236
49,613	Dollar General Corp.	4,700,336
20,813	Dollar Tree, Inc.(b)	2,004,084
19,920	DSW, Inc., Class A	483,259
8,125	Expedia, Inc., Class A	947,781
21,435	Foot Locker, Inc.	1,277,955
1,830,030	Ford Motor Co.	23,168,180
16,012	Fossil Group, Inc.(b)	505,979
52,269	GameStop Corp., Class A(c)	1,617,726
52,325	Gannett Co., Inc.	667,667
76,153	Gap, Inc. (The)(c)	1,963,986

26,708	Garmin Ltd.	$1,451,046
620,380	General Motors Co.	19,566,785
8,560	Genesco, Inc.(b)	594,235
44,800	Gentex Corp.	791,616
31,337	Genuine Parts Co.	3,203,895
20,658	GNC Holdings, Inc., Class A	421,630
99,786	Goodyear Tire & Rubber Co. (The)	2,860,865
1,170	Graham Holdings Co., Class B	588,791
15,949	Group 1 Automotive, Inc.	993,942
33,461	Guess?, Inc.	492,546
42,458	H&R Block, Inc.	1,010,076
34,186	Hanesbrands, Inc.	911,399
44,040	Harley-Davidson, Inc.	2,330,597
10,749	Harman International Industries, Inc.	888,297
16,910	Hasbro, Inc.	1,373,599
76,096	Hilton Worldwide Holdings, Inc.	1,764,666
143,576	Home Depot, Inc. (The)	19,847,946
79,376	International Game Technology PLC	1,658,958
71,809	Interpublic Group of Cos., Inc. (The)	1,655,916
222,525	J.C. Penney Co., Inc.(b)(c)	2,149,591
200,294	Johnson Controls, Inc.	9,197,500
85,548	Kohl’s Corp.	3,557,941
43,479	L Brands, Inc.	3,213,098
72,884	Las Vegas Sands Corp.	3,691,575
20,857	Lear Corp.	2,366,227
24,908	Leggett & Platt, Inc.	1,309,414
27,426	Lennar Corp., Class A	1,283,537
1,508	Lennar Corp., Class B	56,610
2,179	Liberty Braves Group, Class A(b)	35,932
4,347	Liberty Braves Group, Class C(b)	69,465
51,696	Liberty Global PLC, Series A (United Kingdom)(b)	1,639,280
128,871	Liberty Global PLC, Series C (United Kingdom)(b)	3,988,557
106,606	Liberty Interactive Corp. QVC Group, Series A(b)	2,858,107
352	Liberty Interactive Corp. QVC Group, Series B(b)	9,381
5,443	Liberty Media Group, Class A(b)	123,556
10,871	Liberty Media Group, Class C(b)	243,728
21,773	Liberty SiriusXM Group, Class A(b)	778,385
43,479	Liberty SiriusXM Group, Class C(b)	1,532,635
45,371	Live Nation Entertainment, Inc.(b)	1,244,073
43,663	LKQ Corp.(b)	1,501,571
146,291	Lowe’s Cos., Inc.	12,036,823
130,395	Macy’s, Inc.	4,672,053
22,518	Marriott International, Inc., Class A(c)	1,614,541
81,951	Mattel, Inc.	2,735,524
143,918	McDonald’s Corp.	16,931,953
122,290	MGM Resorts International(b)	2,932,514
19,312	Michael Kors Holdings Ltd.(b)	998,817
9,826	Mohawk Industries, Inc.(b)	2,053,044
33,911	Murphy USA, Inc.(b)	2,598,939
9,392	Netflix, Inc.(b)	857,020
36,415	Newell Brands, Inc.	1,910,331
184,489	News Corp., Class A	2,392,822
49,452	News Corp., Class B	664,635
83,668	NIKE, Inc., Class B	4,643,574
39,713	Nordstrom, Inc.(c)	1,756,506
19,631	Norwegian Cruise Line Holdings Ltd.(b)	836,281
461	NVR, Inc.(b)	786,005
306,984	Office Depot, Inc.(b)	1,062,165
47,351	Omnicom Group, Inc.	3,896,514
6,793	O’Reilly Automotive, Inc.(b)	1,974,250
15,689	Outerwall, Inc.	826,183
2,617	Panera Bread Co., Class A(b)	573,960
22,517	Penske Automotive Group, Inc.	892,124
9,336	Polaris Industries, Inc.(c)	921,930
2,599	Priceline Group, Inc. (The)(b)	3,510,755
56,411	PulteGroup, Inc.	1,194,785
17,644	PVH Corp.	1,783,103
15,187	Ralph Lauren Corp., Class A	1,489,693

Schedule of Investments(a)

30,267	Regal Entertainment Group, Class A(c)	$711,880
55,023	Rent-A-Center, Inc.	594,248
38,512	Ross Stores, Inc.	2,381,197
25,428	Royal Caribbean Cruises Ltd.	1,842,004
21,482	Sally Beauty Holdings, Inc.(b)	630,067
10,675	Scripps Networks Interactive, Inc., Class A	705,190
82,921	Sears Holdings Corp.(b)(c)	1,277,813
26,876	SeaWorld Entertainment, Inc.(c)	413,890
33,344	Service Corp. International	924,296
13,213	ServiceMaster Global Holdings, Inc.(b)	499,848
10,477	Signet Jewelers Ltd.	921,033
148,263	Sirius XM Holdings, Inc.(b)(c)	650,875
10,991	Six Flags Entertainment Corp.	619,782
38,453	Sonic Automotive, Inc., Class A	699,076
437,173	Staples, Inc.	4,061,337
71,692	Starbucks Corp.	4,161,721
34,297	Starwood Hotels & Resorts Worldwide, Inc.	2,677,224
35,308	Tailored Brands, Inc.	517,262
189,294	Target Corp.	14,259,517
56,341	TEGNA, Inc.	1,233,868
27,685	Tenneco, Inc.(b)	1,564,756
9,979	Thor Industries, Inc.	763,793
21,135	Tiffany & Co.	1,363,630
212,677	Time Warner, Inc.	16,301,692
63,262	Time, Inc.	1,033,068
73,166	TJX Cos., Inc. (The)	5,979,125
32,864	Toll Brothers, Inc.(b)	920,521
8,215	Tractor Supply Co.	752,905
43,989	Tribune Media Co., Class A	1,629,792
12,181	Tupperware Brands Corp.	763,505
177,369	Twenty-First Century Fox, Inc., Class A	4,725,110
64,796	Twenty-First Century Fox, Inc., Class B	1,751,436
3,357	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	876,882
6,166	Under Armour, Inc., Class A(b)(c)	243,310
6,210	Under Armour, Inc., Class C(b)	221,697
23,132	Urban Outfitters, Inc.(b)	691,647
42,890	VF Corp.	2,677,623
3,143	Viacom, Inc., Class A	156,018
113,462	Viacom, Inc., Class B	5,159,117
11,228	Vista Outdoor, Inc.(b)	561,961
20,133	Visteon Corp.	1,411,122
181,094	Walt Disney Co. (The)	17,375,969
58,519	Wendy’s Co. (The)	565,294
22,720	Whirlpool Corp.	4,370,419
13,851	Williams-Sonoma, Inc.	749,062
19,904	Wyndham Worldwide Corp.	1,413,582
36,142	Wynn Resorts Ltd.(c)	3,540,109
57,584	Yum! Brands, Inc.	5,149,161

		448,547,227

	Consumer Staples - 8.8%
254,768	Altria Group, Inc.	17,247,794
21,631	Andersons, Inc. (The)	799,914
349,382	Archer-Daniels-Midland Co.	15,750,141
560,207	Avon Products, Inc.	2,280,042
12,237	Brown-Forman Corp., Class B	1,201,551
134,395	Bunge Ltd.	8,848,567
25,265	Campbell Soup Co.	1,573,252
8,599	Casey’s General Stores, Inc.	1,148,310
12,777	Church & Dwight Co., Inc.	1,255,212
15,384	Clorox Co. (The)	2,016,381
581,756	Coca-Cola Co. (The)	25,382,014
38,753	Coca-Cola European Partners PLC (United Kingdom)	1,446,649
106,923	Colgate-Palmolive Co.	7,958,279
84,722	ConAgra Foods, Inc.	3,961,601
12,793	Constellation Brands, Inc., Class A	2,106,112
94,335	Costco Wholesale Corp.	15,774,699
216,887	CVS Health Corp.	20,109,763
86,368	Darling Ingredients, Inc.(b)	1,362,887
33,063	Dean Foods Co.	610,343

24,671	Dr Pepper Snapple Group, Inc.	$2,430,340
10,945	Edgewell Personal Care Co.(b)	926,056
14,057	Energizer Holdings, Inc.	724,357
17,104	Estee Lauder Cos., Inc. (The), Class A	1,588,962
40,393	Flowers Foods, Inc.	742,827
106,751	General Mills, Inc.	7,674,329
14,256	Hain Celestial Group, Inc. (The)(b)	752,574
18,575	Herbalife Ltd.(b)(c)	1,263,286
19,461	Hershey Co. (The)	2,155,500
24,213	Hormel Foods Corp.	904,356
51,378	HRG Group, Inc.(b)	765,018
12,043	Ingredion, Inc.	1,604,609
19,172	JM Smucker Co. (The)	2,955,556
40,812	Kellogg Co.	3,375,561
51,111	Kimberly-Clark Corp.	6,621,430
40,009	Kraft Heinz Co. (The)	3,456,378
277,469	Kroger Co. (The)	9,486,665
13,298	McCormick & Co., Inc.	1,359,720
21,478	Mead Johnson Nutrition Co.	1,915,838
18,506	Molson Coors Brewing Co., Class B	1,890,573
300,001	Mondelez International, Inc., Class A	13,194,044
4,656	Monster Beverage Corp.(b)	747,893
18,967	Nu Skin Enterprises, Inc., Class A(c)	1,012,838
232,143	PepsiCo, Inc.	25,285,016
269,779	Philip Morris International, Inc.	27,048,043
16,462	Pinnacle Foods, Inc.	826,557
503,186	Procter & Gamble Co. (The)	43,067,690
73,636	Reynolds American, Inc.	3,686,218
321,077	Rite Aid Corp.(b)	2,247,539
334,447	SUPERVALU, Inc.(b)	1,632,101
151,970	Sysco Corp.	7,870,526
6,674	TreeHouse Foods, Inc.(b)	688,690
58,988	Tyson Foods, Inc., Class A	4,341,517
21,247	United Natural Foods, Inc.(b)	1,061,925
10,827	Universal Corp.	642,149
136,390	Walgreens Boots Alliance, Inc.	10,808,907
612,443	Wal-Mart Stores, Inc.	44,689,966
15,518	WhiteWave Foods Co. (The)(b)	861,094
76,895	Whole Foods Market, Inc.	2,343,760

		375,483,919

	Energy - 13.1%
200,331	Anadarko Petroleum Corp.	10,924,049
226,125	Apache Corp.	11,871,562
115,794	Atwood Oceanics, Inc.(c)	1,236,680
149,726	Baker Hughes, Inc.	7,161,395
35,472	Cabot Oil & Gas Corp.	875,094
265,149	California Resources Corp.(c)	2,720,429
2,225,636	Chesapeake Energy Corp.(b)(c)	12,062,947
871,501	Chevron Corp.	89,311,422
14,626	Cimarex Energy Co.	1,755,413
17,948	Concho Resources, Inc.(b)	2,229,142
861,117	ConocoPhillips	35,150,796
203,764	CONSOL Energy, Inc.(c)	3,948,946
25,019	Continental Resources, Inc.(b)	1,102,087
138,715	Cosan Ltd., Class A (Brazil)	926,616
61,466	Delek US Holdings, Inc.	769,554
1,397,679	Denbury Resources, Inc.(c)	4,053,269
347,315	Devon Energy Corp.	13,295,218
73,581	Diamond Offshore Drilling, Inc.(c)	1,671,760
37,888	Energen Corp.	1,795,133
331,138	Ensco PLC, Class A	3,036,535
89,627	EOG Resources, Inc.	7,322,526
22,820	EQT Corp.	1,662,665
1,364,907	Exxon Mobil Corp.	121,408,478
63,584	FMC Technologies, Inc.(b)	1,613,762
32,432	Golar LNG Ltd. (Bermuda)(c)	550,047
17,771	Gulfport Energy Corp.(b)	516,958
247,030	Halliburton Co.	10,785,330
30,311	Helmerich & Payne, Inc.(c)	1,878,373
169,544	Hess Corp.	9,096,036
128,310	HollyFrontier Corp.	3,261,640
519,574	Kinder Morgan, Inc.	10,562,939

Schedule of Investments(a)

1,035,614	Marathon Oil Corp.	$14,125,775
321,261	Marathon Petroleum Corp.	12,654,471
263,037	McDermott International, Inc.(b)	1,362,532
227,380	Murphy Oil Corp.(c)	6,237,033
247,029	Nabors Industries Ltd.	2,223,261
221,850	National Oilwell Varco, Inc.	7,176,848
64,983	Newfield Exploration Co.(b)	2,813,764
281,135	Noble Corp. PLC (United Kingdom)(c)	2,074,776
97,789	Noble Energy, Inc.	3,493,023
119,867	Oasis Petroleum, Inc.(b)	910,989
223,912	Occidental Petroleum Corp.	16,732,944
30,444	Oceaneering International, Inc.	848,779
24,972	Oil States International, Inc.(b)	772,134
113,280	ONEOK, Inc.	5,073,811
70,306	Patterson-UTI Energy, Inc.	1,363,233
56,355	PBF Energy, Inc., Class A	1,258,971
225,005	Phillips 66	17,113,880
15,179	Pioneer Natural Resources Co.	2,467,650
116,017	QEP Resources, Inc.	2,111,509
39,292	Range Resources Corp.	1,583,861
75,426	Rowan Cos. PLC, Class A	1,149,492
234,391	Schlumberger Ltd.	18,873,163
11,988	SEACOR Holdings, Inc.(b)(c)	677,562
101,470	SM Energy Co.(c)	2,752,881
285,857	Southwestern Energy Co.(b)	4,167,795
170,535	Spectra Energy Corp.	6,134,144
28,652	Stone Energy Corp.(b)(c)	351,847
124,661	Superior Energy Services, Inc.	1,990,836
42,383	Targa Resources Corp.	1,579,191
60,503	Teekay Corp. (Bermuda)(c)	375,119
49,784	Tesoro Corp.	3,791,052
104,597	Tidewater, Inc.(c)	446,629
491,620	Transocean Ltd.(c)	5,402,904
129,715	Unit Corp.(b)	1,621,438
262,954	Valero Energy Corp.	13,747,235
572,917	Weatherford International PLC(b)	3,254,169
42,356	Western Refining, Inc.	883,123
412,836	Whiting Petroleum Corp.(b)	3,042,601
312,288	Williams Cos., Inc. (The)	7,485,543
56,311	World Fuel Services Corp.	2,680,404
286,911	WPX Energy, Inc.(b)	2,866,241

		560,229,414

	Financials - 21.0%
7,961	Affiliated Managers Group, Inc.(b)	1,168,516
129,257	Aflac, Inc.	9,342,696
13,407	Alexandria Real Estate Equities, Inc. REIT	1,505,606
4,623	Alleghany Corp.(b)	2,512,600
33,090	Allied World Assurance Co. Holdings AG	1,356,359
126,415	Allstate Corp. (The)	8,637,937
344,943	Ally Financial, Inc.	6,222,772
36,317	Ambac Financial Group, Inc.(b)	660,243
18,998	American Campus Communities, Inc. REIT	1,027,222
139,510	American Capital Agency Corp. REIT	2,733,001
44,491	American Equity Investment Life Holding Co.	708,742
202,284	American Express Co.	13,039,227
22,946	American Financial Group, Inc.	1,677,353
532,731	American International Group, Inc.	29,001,876
25,457	American Tower Corp. REIT	2,947,157
44,068	Ameriprise Financial, Inc.	4,223,477
399,714	Annaly Capital Management, Inc. REIT	4,388,860
36,041	Aon PLC	3,858,910
20,084	Apartment Investment & Management Co., Class A REIT	923,261
44,989	Apple Hospitality REIT, Inc. REIT(c)	916,426
23,967	Arch Capital Group Ltd. (Bermuda)(b)	1,740,723
33,741	Arthur J. Gallagher & Co.	1,659,720
17,988	Aspen Insurance Holdings Ltd. (Bermuda)	826,728
37,247	Associated Banc-Corp.	692,794
28,342	Assurant, Inc.	2,352,669

47,987	Assured Guaranty Ltd.	$1,285,572
15,064	AvalonBay Communities, Inc. REIT	2,796,632
28,270	Axis Capital Holdings Ltd.	1,571,247
3,788,868	Bank of America Corp.	54,900,697
8,283	Bank of Hawaii Corp.	570,864
275,353	Bank of New York Mellon Corp. (The)	10,848,908
18,329	BankUnited, Inc.	550,237
213,377	BB&T Corp.	7,867,210
441,494	Berkshire Hathaway, Inc., Class B(b)	63,694,339
21,862	BlackRock, Inc.	8,006,957
25,407	Boston Properties, Inc. REIT	3,611,097
55,840	Brandywine Realty Trust REIT	942,021
30,310	Brixmor Property Group, Inc. REIT	860,804
18,497	Brown & Brown, Inc.	678,100
14,933	Camden Property Trust REIT	1,337,847
174,108	Capital One Financial Corp.	11,679,165
45,993	Capitol Federal Financial, Inc.	651,721
20,187	Care Capital Properties, Inc. REIT	597,131
85,161	CBL & Associates Properties, Inc. REIT	1,046,629
51,837	CBRE Group, Inc., Class A(b)	1,474,763
120,341	Charles Schwab Corp. (The)	3,420,091
78,482	Chimera Investment Corp. REIT	1,316,928
74,406	Chubb Ltd.	9,320,096
31,427	Cincinnati Financial Corp.	2,347,597
76,340	CIT Group, Inc.	2,638,310
1,193,719	Citigroup, Inc.	52,296,829
241,881	Citizens Financial Group, Inc.	5,401,203
64,436	CME Group, Inc., Class A	6,587,937
67,754	CNO Financial Group, Inc.	1,176,887
48,814	Columbia Property Trust, Inc. REIT	1,186,180
53,712	Comerica, Inc.	2,429,931
19,795	Commerce Bancshares, Inc.	936,106
26,034	Corporate Office Properties Trust REIT	779,979
41,130	Corrections Corp. of America REIT	1,318,216
22,506	Crown Castle International Corp. REIT	2,183,757
15,515	Cullen/Frost Bankers, Inc.(c)	1,053,313
14,431	DCT Industrial Trust, Inc. REIT	724,725
55,731	DDR Corp. REIT	1,100,130
62,115	DiamondRock Hospitality Co. REIT	609,969
19,353	Digital Realty Trust, Inc. REIT	2,021,614
102,547	Discover Financial Services	5,828,771
23,556	Douglas Emmett, Inc. REIT	896,070
58,513	Duke Realty Corp. REIT	1,684,589
72,931	E*TRADE Financial Corp.(b)	1,829,109
27,262	East West Bancorp, Inc.	932,906
24,081	Eaton Vance Corp.	910,503
12,047	Endurance Specialty Holdings Ltd.	814,739
8,892	EPR Properties REIT	747,106
3,610	Equinix, Inc. REIT	1,346,061
32,658	Equity Commonwealth REIT(b)	980,393
6,715	Equity LifeStyle Properties, Inc. REIT	552,242
53,850	Equity Residential REIT	3,661,261
7,039	Essex Property Trust, Inc. REIT	1,646,281
9,171	Everest Re Group Ltd.	1,733,411
7,392	Extra Space Storage, Inc. REIT	635,860
44,003	F.N.B. Corp.	525,836
6,291	Federal Realty Investment Trust REIT	1,067,583
25,532	Federated Investors, Inc., Class B	806,045
297,069	Fifth Third Bancorp	5,638,370
26,269	First American Financial Corp.	1,098,307
45,142	First Horizon National Corp.	657,268
16,535	First Republic Bank	1,185,063
39,898	FirstMerit Corp.	847,035
63,246	FNF Group	2,382,477
95,900	Franklin Resources, Inc.	3,470,621
47,427	Fulton Financial Corp.	647,379
69,953	General Growth Properties, Inc. REIT	2,234,998
1,375,614	Genworth Financial, Inc., Class A(b)	3,934,256
20,545	Geo Group, Inc. (The) REIT	711,062
133,652	Goldman Sachs Group, Inc. (The)	21,225,274
28,990	Hancock Holding Co.	840,420
11,822	Hanover Insurance Group, Inc. (The)	973,423

Schedule of Investments(a)

162,375	Hartford Financial Services Group, Inc. (The)	$6,470,644
123,509	HCP, Inc. REIT	4,845,258
18,300	Healthcare Realty Trust, Inc. REIT	661,728
18,932	Healthcare Trust of America, Inc., Class A REIT	644,635
16,797	Highwoods Properties, Inc. REIT	935,929
58,479	Hospitality Properties Trust REIT	1,866,065
173,851	Host Hotels & Resorts, Inc. REIT	3,084,117
221,940	Huntington Bancshares, Inc.	2,108,430
9,370	Intercontinental Exchange, Inc.	2,475,554
101,774	Invesco Ltd.(d)	2,969,765
67,875	Invesco Mortgage Capital, Inc. REIT(d)	977,400
53,839	Investors Bancorp, Inc.	611,611
66,103	Iron Mountain, Inc. REIT	2,724,105
39,781	Janus Capital Group, Inc.	600,693
8,069	Jones Lang LaSalle, Inc.	883,313
1,134,120	JPMorgan Chase & Co.	72,549,656
19,879	Kemper Corp.	681,253
258,165	KeyCorp	3,020,530
13,199	Kilroy Realty Corp. REIT	966,299
56,753	Kimco Realty Corp. REIT	1,821,771
9,002	Lamar Advertising Co., Class A REIT	610,876
27,430	LaSalle Hotel Properties REIT	755,696
34,051	Legg Mason, Inc.	1,162,501
139,724	Leucadia National Corp.	2,551,360
78,900	Lexington Realty Trust REIT	857,643
40,051	Liberty Property Trust REIT	1,657,310
108,394	Lincoln National Corp.	4,733,566
117,647	Loews Corp.	4,862,351
33,273	LPL Financial Holdings, Inc.(c)	896,707
28,257	M&T Bank Corp.	3,237,122
22,644	Macerich Co. (The) REIT	2,020,751
41,764	Mack-Cali Realty Corp. REIT	1,177,745
2,134	Markel Corp.(b)	2,024,633
75,075	Marsh & McLennan Cos., Inc.	4,936,181
144,282	MBIA, Inc.(b)	1,217,740
8,905	Mercury General Corp.	493,070
423,474	MetLife, Inc.	18,099,279
131,656	MFA Financial, Inc. REIT	990,053
9,985	Mid-America Apartment Communities, Inc. REIT	1,058,610
14,272	Moody’s Corp.	1,512,975
431,310	Morgan Stanley	12,391,536
7,997	MSCI, Inc.	688,062
20,041	Nasdaq, Inc.	1,418,101
16,152	National Retail Properties, Inc. REIT	858,640
293,110	Navient Corp.	4,162,162
70,607	New Residential Investment Corp. REIT	965,198
161,711	New York Community Bancorp, Inc.(c)	2,336,724
46,770	Northern Trust Corp.	3,161,184
67,481	NorthStar Realty Finance Corp. REIT	904,245
77,641	Old Republic International Corp.	1,504,683
17,550	OMEGA Healthcare Investors, Inc.
	REIT(c)	605,475
43,936	Outfront Media, Inc. REIT	1,022,391
19,098	PacWest Bancorp	789,702
36,530	Paramount Group, Inc. REIT	644,024
43,934	PennyMac Mortgage Investment Trust REIT	713,049
101,013	People’s United Financial, Inc.	1,531,357
88,830	PHH Corp.(b)	1,297,806
51,537	Piedmont Office Realty Trust, Inc., Class A REIT	1,130,722
139,784	PNC Financial Services Group, Inc. (The)	11,553,148
51,285	Popular, Inc.	1,727,792
93,618	Principal Financial Group, Inc.	4,365,407
15,695	ProAssurance Corp.	810,804
145,925	Progressive Corp. (The)	4,744,022
93,774	Prologis, Inc. REIT	5,109,745
15,640	Prosperity Bancshares, Inc.	799,048
204,566	Prudential Financial, Inc.	15,401,774

9,574	Public Storage REIT	$2,287,420
24,083	Raymond James Financial, Inc.	1,322,157
41,442	Rayonier, Inc. REIT	1,128,051
38,115	Realogy Holdings Corp.(b)	1,181,184
22,521	Realty Income Corp. REIT	1,609,576
11,160	Regency Centers Corp. REIT	947,819
499,607	Regions Financial Corp.	4,581,396
25,484	Reinsurance Group of America, Inc.	2,529,287
8,123	RenaissanceRe Holdings Ltd. (Bermuda)	954,615
58,207	Retail Properties of America, Inc., Class A REIT	1,026,189
8,720	RLI Corp.	594,442
36,679	RLJ Lodging Trust REIT	870,759
10,254	Ryman Hospitality Properties, Inc. REIT	576,685
26,498	S&P Global, Inc.	3,238,056
81,121	Santander Consumer USA Holdings, Inc.(b)	891,520
72,931	Senior Housing Properties Trust REIT	1,619,798
5,120	Signature Bank(b)	615,629
28,734	Simon Property Group, Inc. REIT	6,523,767
17,175	SL Green Realty Corp. REIT	2,023,559
292,976	SLM Corp.(b)	2,106,497
68,853	Spirit Realty Capital, Inc. REIT	941,221
57,422	Starwood Property Trust, Inc. REIT	1,251,800
98,367	State Street Corp.	6,470,581
22,450	Stifel Financial Corp.(b)	793,608
40,182	Sunstone Hotel Investors, Inc. REIT	534,421
163,025	SunTrust Banks, Inc.	6,894,327
10,575	SVB Financial Group(b)	1,061,942
238,856	Synchrony Financial(b)	6,659,305
27,651	Synovus Financial Corp.	841,696
39,830	T. Rowe Price Group, Inc.	2,815,583
10,617	Taubman Centers, Inc. REIT	859,128
50,432	TCF Financial Corp.	685,371
29,540	TD Ameritrade Holding Corp.	896,834
30,564	Torchmark Corp.	1,890,995
105,757	Travelers Cos., Inc. (The)	12,291,079
116,027	Two Harbors Investment Corp. REIT	1,015,236
369,425	U.S. Bancorp	15,578,652
33,141	UDR, Inc. REIT	1,233,839
51,609	Umpqua Holdings Corp.	786,005
101,425	Unum Group	3,388,609
23,041	Validus Holdings Ltd.	1,138,917
72,521	Valley National Bancorp	657,765
61,145	Ventas, Inc. REIT	4,656,803
186,110	VEREIT, Inc. REIT	2,058,377
29,775	Vornado Realty Trust REIT	3,197,835
120,492	Voya Financial, Inc.	3,088,210
27,320	W.R. Berkley Corp.	1,589,751
28,517	Waddell & Reed Financial, Inc., Class A	520,720
25,065	Washington Federal, Inc.	626,625
17,876	Webster Financial Corp.	642,821
19,185	Weingarten Realty Investors REIT	828,600
1,190,055	Wells Fargo & Co.	57,086,938
65,388	Welltower, Inc. REIT	5,187,230
208,320	Weyerhaeuser Co. REIT	6,816,230
12,294	Willis Towers Watson PLC	1,519,784
15,578	WP Carey, Inc. REIT	1,131,742
68,693	WP GLIMCHER, Inc. REIT	871,027
34,563	Xenia Hotels & Resorts, Inc. REIT	620,751
75,345	XL Group Ltd. (Ireland)	2,607,690
61,364	Zions Bancorporation	1,710,828

		896,860,341

	Health Care - 10.5%
243,160	Abbott Laboratories	10,881,410
145,018	AbbVie, Inc.	9,604,542
72,812	Aetna, Inc.	8,388,670
36,221	Agilent Technologies, Inc.	1,742,592
9,464	Alere, Inc.(b)	354,900
6,686	Alexion Pharmaceuticals, Inc.(b)	859,820
21,196	Allergan PLC(b)	5,361,528
95,573	AmerisourceBergen Corp.	8,141,864

Schedule of Investments(a)

72,973	Amgen, Inc.	$12,553,545
7,912	AmSurg Corp.(b)	593,479
89,411	Anthem, Inc.	11,743,241
92,275	Baxter International, Inc.	4,431,045
23,164	Becton, Dickinson and Co.	4,076,864
16,139	Biogen, Inc.(b)	4,679,180
3,784	Bio-Rad Laboratories, Inc., Class A(b)	549,021
110	Bio-Rad Laboratories, Inc., Class B(b)	15,510
108,285	Boston Scientific Corp.(b)	2,629,160
194,261	Bristol-Myers Squibb Co.	14,532,665
71,880	Brookdale Senior Living, Inc.(b)	1,327,624
5,781	C.R. Bard, Inc.	1,293,383
130,764	Cardinal Health, Inc.	10,931,870
28,745	Celgene Corp.(b)	3,224,902
24,133	Centene Corp.(b)	1,702,583
22,454	Cerner Corp.(b)	1,400,905
36,428	Cigna Corp.	4,697,755
174,925	Community Health Systems, Inc.(b)(c)	2,233,792
4,360	Cooper Cos., Inc. (The)	795,569
61,947	Danaher Corp.	5,044,964
45,972	DaVita HealthCare Partners, Inc.(b)	3,564,669
14,725	DENTSPLY Sirona, Inc.	942,989
10,891	Edwards Lifesciences Corp.(b)	1,247,237
160,473	Eli Lilly & Co.	13,301,607
13,827	Endo International PLC(b)	240,037
41,877	Envision Healthcare Holdings, Inc.(b)	1,029,755
209,044	Express Scripts Holding Co.(b)	15,901,977
89,744	Gilead Sciences, Inc.	7,131,956
23,017	Halyard Health, Inc.(b)	796,158
110,230	HCA Holdings, Inc.(b)	8,502,040
16,393	HealthSouth Corp.	705,719
11,402	Henry Schein, Inc.(b)	2,063,534
23,425	Hologic, Inc.(b)	901,628
34,508	Humana, Inc.	5,954,355
3,846	Illumina, Inc.(b)	639,782
20,075	IMS Health Holdings, Inc.(b)	602,651
2,280	Intuitive Surgical, Inc.(b)	1,586,333
421,695	Johnson & Johnson	52,808,865
79,530	Kindred Healthcare, Inc.	975,038
16,989	Laboratory Corp. of America Holdings(b)	2,370,985
15,184	LifePoint Health, Inc.(b)	898,589
12,326	Magellan Health, Inc.(b)	843,961
18,844	Mallinckrodt PLC(b)	1,268,955
88,341	McKesson Corp.	17,187,625
12,680	MEDNAX, Inc.(b)	873,779
178,205	Medtronic PLC	15,616,104
608,351	Merck & Co., Inc.	35,685,870
1,830	Mettler-Toledo International, Inc.(b)	752,514
11,204	Molina Healthcare, Inc.(b)	636,499
41,071	Mylan NV(b)	1,921,712
26,043	Owens & Minor, Inc.	929,996
15,556	Patterson Cos., Inc.	767,844
156,840	PDL BioPharma, Inc.	552,077
13,341	PerkinElmer, Inc.	759,370
14,281	Perrigo Co. PLC	1,305,141
1,435,810	Pfizer, Inc.	52,967,031
33,685	Quest Diagnostics, Inc.	2,909,037
13,188	Quintiles Transnational Holdings, Inc.(b)	1,023,916
42,738	Quorum Health Corp.(b)	465,417
1,637	Regeneron Pharmaceuticals, Inc.(b)	695,921
11,019	ResMed, Inc.	758,989
62,561	Select Medical Holdings Corp.(b)	719,451
43,211	St. Jude Medical, Inc.	3,588,241
7,893	STERIS PLC	560,008
28,242	Stryker Corp.	3,283,980
4,957	Teleflex, Inc.	893,797
82,721	Tenet Healthcare Corp.(b)	2,532,090
39,905	Thermo Fisher Scientific, Inc.	6,338,510
4,294	United Therapeutics Corp.(b)	519,617
170,925	UnitedHealth Group, Inc.	24,476,460
14,516	Universal Health Services, Inc., Class B	1,880,257
12,328	Varian Medical Systems, Inc.(b)	1,167,955

9,181	VCA, Inc.(b)	$654,973
6,834	Waters Corp.(b)	1,086,128
14,486	WellCare Health Plans, Inc.(b)	1,547,105
19,064	Zimmer Biomet Holdings, Inc.	2,500,053
33,538	Zoetis, Inc.	1,692,663

		447,321,333

	Industrials - 10.4%
82,671	3M Co.	14,745,200
19,012	ABM Industries, Inc.	707,437
2,376	Acuity Brands, Inc.	623,534
48,754	AECOM(b)	1,730,279
50,072	AerCap Holdings NV (Ireland)(b)	1,828,129
34,226	AGCO Corp.	1,648,324
18,186	Air Lease Corp.	523,939
32,628	Allison Transmission Holdings, Inc.	940,339
22,115	American Airlines Group, Inc.	785,082
26,217	AMETEK, Inc.	1,232,986
17,319	Armstrong Flooring, Inc.(b)	345,168
34,638	Armstrong World Industries, Inc.(b)	1,471,076
78,382	Avis Budget Group, Inc.(b)	2,878,971
122,734	Boeing Co. (The)	16,404,626
18,131	Brink’s Co. (The)	595,059
29,013	C.H. Robinson Worldwide, Inc.	2,019,885
8,967	Carlisle Cos., Inc.	926,201
221,377	Caterpillar, Inc.	18,321,161
37,031	Chicago Bridge & Iron Co. NV	1,252,018
12,326	Cintas Corp.	1,322,210
14,725	Clean Harbors, Inc.(b)	757,159
34,730	Colfax Corp.(b)	1,019,673
45,194	Covanta Holding Corp.	724,008
10,979	Crane Co.	683,992
239,409	CSX Corp.	6,782,457
46,424	Cummins, Inc.	5,699,474
8,227	Curtiss-Wright Corp.	732,121
107,016	Deere & Co.(c)	8,316,213
31,357	Delta Air Lines, Inc.	1,215,084
9,765	Deluxe Corp.	660,016
21,132	Donaldson Co., Inc.	763,499
35,960	Dover Corp.	2,568,623
6,086	Dun & Bradstreet Corp. (The)	786,615
110,771	Eaton Corp. PLC	7,023,989
15,955	EMCOR Group, Inc.	888,694
174,186	Emerson Electric Co.	9,736,997
9,910	EnerSys	617,889
10,060	Equifax, Inc.	1,332,548
24,135	Essendant, Inc.	483,665
12,657	Esterline Technologies Corp.(b)	769,925
28,638	Expeditors International of Washington, Inc.	1,415,576
33,849	Fastenal Co.(c)	1,447,045
59,759	FedEx Corp.	9,674,982
28,005	Flowserve Corp.	1,340,039
67,407	Fluor Corp.	3,607,623
30,973	Fortive Corp.(b)	1,493,208
16,005	Fortune Brands Home & Security, Inc.	1,012,636
13,667	FTI Consulting, Inc.(b)	585,494
13,562	GATX Corp.(c)	606,628
20,382	Generac Holdings, Inc.(b)	770,236
80,685	General Cable Corp.	1,188,490
56,525	General Dynamics Corp.	8,302,957
2,071,748	General Electric Co.	64,514,233
12,568	Genesee & Wyoming, Inc., Class A(b)	813,778
91,225	Harsco Corp.	893,093
44,392	HD Supply Holdings, Inc.(b)	1,606,546
27,956	Herc Holdings, Inc.(b)	988,245
84,051	Hertz Global Holdings, Inc.(b)	4,091,603
12,799	Hexcel Corp.	552,533
106,781	Honeywell International, Inc.	12,421,834
13,209	Hub Group, Inc., Class A(b)	540,776
10,100	Hubbell, Inc.	1,089,083
7,630	Huntington Ingalls Industries, Inc.	1,316,785
9,340	IDEX Corp.	838,639

Schedule of Investments(a)

53,020	Illinois Tool Works, Inc.	$6,118,508
52,261	Ingersoll-Rand PLC	3,462,814
14,703	ITT, Inc.	466,232
11,394	J.B. Hunt Transport Services, Inc.	947,183
60,558	Jacobs Engineering Group, Inc.(b)	3,241,064
109,349	Joy Global, Inc.(c)	3,021,313
14,980	Kansas City Southern	1,439,728
21,351	KAR Auction Services, Inc.	913,182
79,969	KBR, Inc.	1,121,165
38,095	Kennametal, Inc.	947,042
15,992	Kirby Corp.(b)	871,404
26,085	KLX, Inc.(b)	842,546
25,466	L-3 Communications Holdings, Inc.	3,861,410
10,002	Lincoln Electric Holdings, Inc.	620,724
49,966	Lockheed Martin Corp.(c)	12,627,907
36,350	Manitowoc Co., Inc. (The)	202,470
23,437	Manitowoc Foodservice, Inc.(b)	429,835
31,887	ManpowerGroup, Inc.	2,212,958
39,890	Masco Corp.	1,455,187
40,905	MasTec, Inc.(b)	1,000,127
72,006	Meritor, Inc.(b)	603,410
12,850	Moog, Inc., Class A(b)	707,650
103,473	MRC Global, Inc.(b)	1,368,948
8,806	MSC Industrial Direct Co., Inc., Class A	632,535
97,928	Navistar International Corp.(b)(c)	1,255,437
42,103	Nielsen Holdings PLC	2,267,668
81,980	Norfolk Southern Corp.	7,360,164
32,575	Northrop Grumman Corp.	7,056,722
57,230	NOW, Inc.(b)	1,047,881
11,406	Old Dominion Freight Line, Inc.(b)	794,542
7,152	Orbital ATK, Inc.	623,082
33,811	Oshkosh Corp.	1,862,648
25,628	Owens Corning	1,355,977
90,535	PACCAR, Inc.	5,338,849
32,405	Parker-Hannifin Corp.	3,700,327
34,165	Pentair PLC (United Kingdom)	2,180,410
86,773	Pitney Bowes, Inc.	1,675,587
90,945	Quanta Services, Inc.(b)	2,328,192
141,092	R.R. Donnelley & Sons Co.	2,528,369
53,622	Raytheon Co.	7,481,878
12,421	Regal Beloit Corp.	757,805
67,109	Republic Services, Inc.	3,440,007
28,402	Rexnord Corp.(b)	604,679
20,956	Robert Half International, Inc.	765,732
19,997	Rockwell Automation, Inc.	2,287,657
17,778	Rockwell Collins, Inc.	1,504,374
8,308	Roper Technologies, Inc.	1,415,351
25,145	Rush Enterprises, Inc., Class A(b)	577,832
26,928	Ryder System, Inc.	1,774,555
20,625	Sensata Technologies Holding NV(b)	782,100
6,888	Snap-on, Inc.	1,082,587
19,884	Southwest Airlines Co.	735,907
22,554	Spirit AeroSystems Holdings, Inc., Class A(b)	978,393
45,180	SPX FLOW, Inc.(b)	1,232,510
32,959	Stanley Black & Decker, Inc.	4,011,110
7,459	Stericycle, Inc.(b)	673,324
31,074	Swift Transportation Co., Class A(b)(c)	598,175
7,460	Teledyne Technologies, Inc.(b)	783,300
41,251	Terex Corp.	995,799
64,509	Textron, Inc.	2,515,851
22,787	Timken Co. (The)	762,225
8,356	TransDigm Group, Inc.(b)	2,335,669
59,168	Trinity Industries, Inc.	1,373,289
28,116	Triumph Group, Inc.	866,816
70,620	Tyco International PLC	3,218,153
145,695	Union Pacific Corp.	13,556,920
26,636	United Continental Holdings, Inc.(b)	1,248,962
116,026	United Parcel Service, Inc., Class B	12,542,411
30,950	United Rentals, Inc.(b)	2,465,787
189,578	United Technologies Corp.	20,408,072
5,153	Valmont Industries, Inc.	674,785

8,390	Verisk Analytics, Inc.(b)	$715,499
9,404	W.W. Grainger, Inc.	2,058,065
7,190	WABCO Holdings, Inc.(b)	720,941
7,359	Wabtec Corp.	504,092
94,533	Waste Management, Inc.	6,250,522
4,651	Watsco, Inc.	669,930
25,715	WESCO International, Inc.(b)	1,433,354
26,048	Xylem, Inc.	1,245,355
66,216	YRC Worldwide, Inc.(b)	785,984

		442,303,281

	Information Technology - 12.9%
77,705	Accenture PLC, Class A	8,765,901
77,084	Activision Blizzard, Inc.	3,095,694
27,178	Adobe Systems, Inc.(b)	2,659,639
315,672	Advanced Micro Devices, Inc.(b)	2,165,510
17,339	Akamai Technologies, Inc.(b)	876,140
7,265	Alliance Data Systems Corp.(b)	1,682,719
19,457	Alphabet, Inc., Class A(b)	15,397,102
19,521	Alphabet, Inc., Class C(b)	15,007,550
18,601	Amdocs Ltd.	1,085,554
108,305	Amkor Technology, Inc.(b)	681,239
26,029	Amphenol Corp., Class A	1,549,246
44,486	Analog Devices, Inc.	2,839,541
20,655	Anixter International, Inc.(b)	1,265,738
7,234	ANSYS, Inc.(b)	646,430
636,914	Apple, Inc.	66,372,808
199,377	Applied Materials, Inc.	5,241,621
61,614	Arrow Electronics, Inc.(b)	4,096,715
16,998	Autodesk, Inc.(b)	1,010,531
50,761	Automatic Data Processing, Inc.	4,515,191
75,191	Avnet, Inc.	3,090,350
24,974	Benchmark Electronics, Inc.(b)	585,391
49,197	Booz Allen Hamilton Holding Corp.	1,519,203
10,757	Broadcom Ltd. (Singapore)	1,742,419
13,189	Broadridge Financial Solutions, Inc.	892,632
59,587	Brocade Communications Systems, Inc.	554,159
72,862	CA, Inc.	2,524,668
7,848	CACI International, Inc., Class A(b)	748,150
23,899	Cadence Design Systems, Inc.(b)	574,771
17,169	CDK Global, Inc.	992,197
29,702	CDW Corp.	1,275,107
10,587	Check Point Software Technologies Ltd. (Israel)(b)	813,929
825,630	Cisco Systems, Inc.	25,206,484
14,426	Citrix Systems, Inc.(b)	1,285,789
54,214	Cognizant Technology Solutions Corp., Class A(b)	3,116,763
29,357	CommScope Holding, Inc.(b)	879,242
46,998	Computer Sciences Corp.	2,247,914
299,229	Corning, Inc.	6,648,868
22,874	Cree, Inc.(b)	654,196
37,933	CSRA, Inc.	1,021,156
23,859	Diebold, Inc.	673,778
5,768	DST Systems, Inc.	711,367
116,361	eBay, Inc.(b)	3,625,809
16,382	EchoStar Corp., Class A(b)	638,079
17,642	Electronic Arts, Inc.(b)	1,346,437
311,801	EMC Corp.	8,817,732
6,740	F5 Networks, Inc.(b)	831,851
59,865	Facebook, Inc., Class A(b)	7,419,668
25,134	Fairchild Semiconductor International, Inc.(b)	496,145
44,052	Fidelity National Information Services, Inc.	3,503,456
16,187	First Solar, Inc.(b)	755,609
20,459	Fiserv, Inc.(b)	2,257,855
4,998	FleetCor Technologies, Inc.(b)	758,097
367,355	Flextronics International Ltd.(b)	4,654,388
19,927	FLIR Systems, Inc.	649,222
21,586	Genpact Ltd.(b)	577,857
21,094	Harris Corp.	1,827,162
950,262	Hewlett Packard Enterprise Co.	19,974,507

Schedule of Investments(a)

869,265	HP, Inc.	$12,178,403
14,655	IAC/InterActiveCorp.	849,404
133,894	Ingram Micro, Inc., Class A	4,584,531
1,173,422	Intel Corp.	40,905,491
242,230	International Business Machines Corp.	38,906,983
16,095	Intuit, Inc.	1,786,384
93,260	Jabil Circuit, Inc.	1,897,841
51,714	Juniper Networks, Inc.	1,173,391
36,473	Keysight Technologies, Inc.(b)	1,066,471
26,769	KLA-Tencor Corp.(c)	2,026,681
16,958	Lam Research Corp.	1,522,320
18,233	Leidos Holdings, Inc.(c)	911,832
28,511	Lexmark International, Inc., Class A	1,045,498
28,925	Linear Technology Corp.	1,735,211
5,613	LinkedIn Corp., Class A(b)	1,081,794
136,219	Marvell Technology Group Ltd. (Bermuda)	1,600,573
40,897	MasterCard, Inc., Class A	3,895,030
47,924	Maxim Integrated Products, Inc.	1,954,341
33,792	Microchip Technology, Inc.	1,880,187
439,796	Micron Technology, Inc.(b)	6,042,797
875,702	Microsoft Corp.	49,634,789
26,777	Motorola Solutions, Inc.	1,857,788
56,486	NCR Corp.(b)	1,862,343
65,369	NetApp, Inc.	1,722,473
31,143	Nuance Communications, Inc.(b)	500,468
46,442	NVIDIA Corp.	2,651,838
14,695	NXP Semiconductors NV (Netherlands)(b)	1,235,703
105,216	ON Semiconductor Corp.(b)	1,055,317
456,763	Oracle Corp.	18,745,554
41,314	Paychex, Inc.	2,449,094
77,968	PayPal Holdings, Inc.(b)	2,903,528
31,811	Qorvo, Inc.(b)	2,011,410
291,418	QUALCOMM, Inc.	18,236,938
7,968	Red Hat, Inc.(b)	599,911
17,058	salesforce.com, inc.(b)	1,395,344
51,152	Sanmina Corp.(b)	1,296,192
13,099	ScanSource, Inc.(b)	537,452
10,748	Science Applications International Corp.	653,049
109,644	Seagate Technology PLC	3,511,897
10,416	Skyworks Solutions, Inc.	687,664
180,016	Symantec Corp.	3,677,727
9,059	SYNNEX Corp.	910,701
20,628	Synopsys, Inc.(b)	1,117,213
73,618	TE Connectivity Ltd. (Switzerland)	4,437,693
42,854	Tech Data Corp.(b)	3,339,612
37,691	Teradata Corp.(b)	1,069,671
30,749	Teradyne, Inc.	607,293
134,971	Texas Instruments, Inc.	9,414,227
16,477	Total System Services, Inc.	839,009
34,766	Trimble Navigation Ltd.(b)	919,213
51,508	Unisys Corp.(b)(c)	510,444
9,969	Vantiv, Inc., Class A(b)	546,002
6,963	VeriSign, Inc.(b)(c)	603,065
97,065	Visa, Inc., Class A	7,575,923
50,884	Vishay Intertechnology, Inc.	678,284
72,792	Western Digital Corp.	3,458,348
111,425	Western Union Co. (The)	2,228,500
536,466	Xerox Corp.	5,525,600
32,001	Xilinx, Inc.	1,634,611
230,128	Yahoo!, Inc.(b)	8,788,588

		553,322,915

	Materials - 4.4%
32,953	Air Products & Chemicals, Inc.	4,923,837
226,412	AK Steel Holding Corp.(b)(c)	1,485,263
15,289	Albemarle Corp.	1,286,875
516,414	Alcoa, Inc.	5,484,317
86,030	Allegheny Technologies, Inc.(c)	1,532,194
8,908	AptarGroup, Inc.	696,428
16,358	Ashland, Inc.	1,852,380
18,990	Avery Dennison Corp.	1,479,131
25,575	Axalta Coating Systems Ltd.(b)	730,166

40,451	Axiall Corp.	$1,320,725
22,541	Ball Corp.	1,592,973
24,209	Bemis Co., Inc.	1,235,627
25,366	Berry Plastics Group, Inc.(b)	1,040,006
17,957	Cabot Corp.	874,326
16,373	Carpenter Technology Corp.	642,640
25,527	Celanese Corp., Series A	1,618,922
76,633	CF Industries Holdings, Inc.	1,891,303
368,534	Chemours Co. (The)	3,427,366
25,342	Chemtura Corp.(b)	711,857
429,816	Cliffs Natural Resources, Inc.(b)	3,399,845
63,522	Commercial Metals Co.	1,050,654
7,083	Compass Minerals International, Inc.	492,906
109,368	Constellium NV, Class A (Netherlands)(b)	580,744
34,096	Crown Holdings, Inc.(b)	1,806,065
37,908	Domtar Corp.	1,492,438
290,166	Dow Chemical Co. (The)	15,573,209
182,290	E.I. du Pont de Nemours & Co.	12,608,999
36,058	Eastman Chemical Co.	2,352,063
28,080	Ecolab, Inc.	3,324,110
25,810	FMC Corp.	1,227,007
1,511,476	Freeport-McMoRan, Inc.	19,588,729
79,016	Graphic Packaging Holding Co.	1,077,778
133,032	Huntsman Corp.	2,056,675
9,160	Ingevity Corp.(b)	350,553
9,548	International Flavors & Fragrances, Inc.	1,272,271
160,115	International Paper Co.	7,334,868
124,969	LyondellBasell Industries NV, Class A	9,405,167
7,969	Martin Marietta Materials, Inc.	1,614,918
66,122	Monsanto Co.	7,059,846
169,460	Mosaic Co. (The)	4,575,420
1,672	NewMarket Corp.	715,516
179,344	Newmont Mining Corp.	7,891,136
117,571	Nucor Corp.	6,306,508
39,302	Olin Corp.	821,412
115,497	Owens-Illinois, Inc.(b)	2,170,189
23,797	Packaging Corp. of America	1,777,398
19,780	PolyOne Corp.	693,685
39,683	PPG Industries, Inc.	4,155,207
50,266	Praxair, Inc.	5,858,000
27,260	Reliance Steel & Aluminum Co.	2,138,274
26,466	RPM International, Inc.	1,436,045
25,420	Sealed Air Corp.	1,199,316
8,375	Sensient Technologies Corp.	618,326
6,252	Sherwin-Williams Co. (The)	1,873,912
9,497	Silgan Holdings, Inc.	470,861
25,712	Sonoco Products Co.	1,309,512
58,369	Southern Copper Corp. (Peru)(c)	1,517,010
81,059	Steel Dynamics, Inc.	2,174,002
262,481	United States Steel Corp.(c)	7,215,603
11,394	Valspar Corp. (The)	1,213,119
11,759	Vulcan Materials Co.	1,457,881
9,939	W.R. Grace & Co.	744,133
56,295	WestRock Co.	2,415,619

		188,243,265

	Telecommunication Services - 3.6%
1,837,500	AT&T, Inc.	79,545,375
334,287	CenturyLink, Inc.	10,509,983
740,811	Frontier Communications Corp.	3,852,217
68,326	Leap Wireless Corp.(b)	172,181
41,221	Level 3 Communications, Inc.(b)	2,085,783
54,385	Telephone & Data Systems, Inc.	1,712,584
53,507	T-Mobile US, Inc.(b)	2,479,514
911,790	Verizon Communications, Inc.	50,522,284
139,273	Windstream Holdings, Inc.	1,296,632

		152,176,553

	Utilities - 4.8%
443,404	AES Corp. (The)	5,476,039
10,768	ALLETE, Inc.	687,537
51,791	Alliant Energy Corp.	2,084,588
73,940	Ameren Corp.	3,877,414
132,968	American Electric Power Co., Inc.	9,214,682

Schedule of Investments(a)

30,106	American Water Works Co., Inc.	$2,486,153
18,740	Aqua America, Inc.	649,154
20,653	Atmos Energy Corp.	1,647,903
17,767	Avista Corp.	772,864
11,187	Black Hills Corp.	705,340
166,497	Calpine Corp.(b)	2,287,669
175,982	CenterPoint Energy, Inc.	4,209,489
63,443	CMS Energy Corp.	2,866,355
87,360	Consolidated Edison, Inc.	6,995,789
118,571	Dominion Resources, Inc.	9,250,909
49,629	DTE Energy Co.	4,839,820
198,207	Duke Energy Corp.	16,964,537
100,267	Dynegy, Inc.(b)	1,517,040
85,260	Edison International	6,597,419
76,816	Entergy Corp.	6,252,054
65,483	Eversource Energy	3,830,101
381,566	Exelon Corp.	14,224,780
202,971	FirstEnergy Corp.	7,087,747
45,851	Great Plains Energy, Inc.	1,365,443
34,787	Hawaiian Electric Industries, Inc.	1,080,136
9,860	IDACORP, Inc.	797,181
15,610	ITC Holdings Corp.	721,963
83,359	MDU Resources Group, Inc.	2,004,784
22,529	National Fuel Gas Co.	1,273,114
18,495	New Jersey Resources Corp.	688,754
82,451	NextEra Energy, Inc.	10,577,639
50,999	NiSource, Inc.	1,308,634
9,643	NorthWestern Corp.	585,716
312,393	NRG Energy, Inc.	4,323,519
60,352	OGE Energy Corp.	1,941,524
10,127	ONE Gas, Inc.	657,850
133,656	PG&E Corp.	8,545,965
11,148	Piedmont Natural Gas Co., Inc.	666,650
31,601	Pinnacle West Capital Corp.	2,492,371
21,717	PNM Resources, Inc.	746,196
22,832	Portland General Electric Co.	997,073
178,251	PPL Corp.	6,721,845
144,601	Public Service Enterprise Group, Inc.	6,653,092
34,173	Questar Corp.	860,134
32,586	SCANA Corp.	2,441,995
51,902	Sempra Energy	5,806,796
239,673	Southern Co. (The)	12,822,506
12,437	Southwest Gas Corp.	963,868
7,326	Spire, Inc.	508,424
47,497	UGI Corp.	2,149,714
22,229	Vectren Corp.	1,149,906
41,847	WEC Energy Group, Inc.	2,716,289
32,115	Westar Energy, Inc.	1,784,631
11,176	WGL Holdings, Inc.	791,149
129,067	Xcel Energy, Inc.	5,676,367

		206,346,611

	Total Common Stocks and Other Equity Interests (Cost $3,875,962,490)	4,270,834,859

	Money Market Fund - 0.0%
889,091	Invesco Premier Portfolio - Institutional Class, 0.36%(e) (Cost $889,091)	889,091

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $3,876,851,581) - 100.0%	4,271,723,950

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
73,592,452	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(e)(f) (Cost $73,592,452)	73,592,452

Total Investments (Cost $3,950,444,033)(g) - 101.7%	$4,345,316,402
Other assets less liabilities - (1.7)%	(73,439,282)

Net Assets - 100.0%	$4,271,877,120

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Ltd.	$3,147,763	$155,596	$(133,530)	$(170,866)	$(29,198)	$2,969,765	$28,330
Invesco Mortgage Capital, Inc. REIT	875,047	17,851	(20,149)	102,536	2,115	977,400	27,505

Total Investments in Affiliates	$4,022,810	$173,447	$(153,679)	$(68,330)	$(27,083)	$3,947,165	$55,835

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,988,293,774. The net unrealized appreciation was $357,022,628, which consisted of aggregate gross unrealized appreciation of $584,229,448 and aggregate gross unrealized depreciation of $227,206,820.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (PRFZ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Consumer Discretionary - 15.5%
31,544	1-800-FLOWERS.COM, Inc., Class A(b)	$287,997
83,813	Aaron’s, Inc.	2,007,321
28,094	AMC Networks, Inc., Class A(b)	1,555,284
33,660	American Public Education, Inc.(b)	964,022
7,328	America’s Car-Mart, Inc.(b)(c)	257,066
288,206	Arcos Dorados Holdings, Inc., Class A (Argentina)(b)	1,579,369
27,958	Arctic Cat, Inc.(c)	436,424
73,189	Ascent Capital Group, Inc., Class A(b)	1,245,677
138,786	Barnes & Noble Education, Inc.(b)	1,604,366
225,594	Barnes & Noble, Inc.	2,950,770
9,956	Bassett Furniture Industries, Inc.	257,163
102,697	Beazer Homes USA, Inc.(b)	984,864
110,193	Belmond Ltd., Class A (United Kingdom)(b)	1,266,118
41,180	Big 5 Sporting Goods Corp.	434,861
1,612	Biglari Holdings, Inc.(b)	669,157
15,933	BJ’s Restaurants, Inc.(b)	618,838
40,391	Black Diamond, Inc.(b)	170,046
10,050	Blue Nile, Inc.	292,053
36,429	Bob Evans Farms, Inc.(c)	1,339,859
182,226	Bon-Ton Stores, Inc. (The)(c)	271,517
18,270	Boot Barn Holdings, Inc.(b)(c)	196,585
100,132	Boyd Gaming Corp.(b)	1,963,589
43,516	Bravo Brio Restaurant Group, Inc.(b)	357,702
46,715	Bridgepoint Education, Inc.(b)	333,078
18,625	Bright Horizons Family Solutions, Inc.(b)	1,249,179
56,350	Buckle, Inc. (The)(c)	1,543,426
9,395	Buffalo Wild Wings, Inc.(b)	1,577,984
18,366	Build-A-Bear Workshop, Inc.(b)	250,329
3,942	Cable One, Inc.	2,065,135
55,167	CalAtlantic Group, Inc.	1,997,597
64,660	Caleres, Inc.	1,701,851
63,284	Callaway Golf Co.	677,139
11,225	Capella Education Co.	672,041
376,940	Career Education Corp.(b)	2,604,655
37,230	Carmike Cinemas, Inc.(b)	1,147,429
14,481	Carriage Services, Inc.	352,033
35,926	Carrols Restaurant Group, Inc.(b)	435,064
21,258	Carter’s, Inc.	2,152,372
29,646	Cato Corp. (The), Class A	1,060,437
6,573	Cavco Industries, Inc.(b)	653,225
122,656	Central European Media Enterprises Ltd., Class A (Bermuda)(b)(c)	283,335
22,055	Century Communities, Inc.(b)	390,373
31,137	Cheesecake Factory, Inc. (The)	1,610,717
56,636	Chegg, Inc.(b)(c)	305,268
16,867	Children’s Place, Inc. (The)	1,409,744
28,361	Choice Hotels International, Inc.	1,369,553
181,430	Christopher & Banks Corp.(b)	368,303
6,611	Churchill Downs, Inc.	866,900
6,940	Chuy’s Holdings, Inc.(b)	234,017
29,570	Citi Trends, Inc.	493,228
163,952	Clear Channel Outdoor Holdings, Inc., Class A	1,146,024

74,713	ClubCorp Holdings, Inc.	$1,083,338
13,931	Columbia Sportswear Co.	797,550
47,083	Conn’s, Inc.(b)(c)	334,760
30,693	Container Store Group, Inc. (The)(b)(c)	169,732
30,233	Cooper-Standard Holding, Inc.(b)	2,662,016
126,896	Crocs, Inc.(b)	1,437,732
15,647	CSS Industries, Inc.	411,673
6,268	Culp, Inc.	178,826
663,811	Cumulus Media, Inc., Class A(b)	253,841
17,382	Dave & Buster’s Entertainment, Inc.(b)	773,499
23,447	Del Frisco’s Restaurant Group, Inc.(b)	349,829
48,055	Denny’s Corp.(b)	536,294
52,626	Destination Maternity Corp.(c)	295,758
26,708	Diamond Resorts International, Inc.(b)	806,047
15,681	DineEquity, Inc.	1,275,963
16,792	Domino’s Pizza, Inc.	2,473,462
13,191	Dorman Products, Inc.(b)	840,267
47,840	DreamWorks Animation SKG, Inc., Class A(b)	1,960,005
19,758	Drew Industries, Inc.	1,810,030
42,665	Dunkin’ Brands Group, Inc.	1,933,151
35,104	E.W. Scripps Co. (The), Class A(b)	595,364
21,405	Eldorado Resorts, Inc.(b)	309,302
34,958	Entravision Communications Corp., Class A	253,795
69,315	Eros International PLC, Class A(b)(c)	1,206,774
24,308	Ethan Allen Interiors, Inc.	844,217
113,273	Express, Inc.(b)	1,694,564
61,772	Extended Stay America, Inc.	874,692
169,235	Federal-Mogul Holdings Corp.(b)	1,496,037
16,763	Fiesta Restaurant Group, Inc.(b)	374,485
76,413	Finish Line, Inc. (The), Class A	1,660,454
25,515	Five Below, Inc.(b)	1,301,520
7,784	Flexsteel Industries, Inc.	319,922
30,254	Francesca’s Holdings Corp.(b)	384,528
76,397	Fred’s, Inc., Class A	1,213,948
28,540	FTD Cos., Inc.(b)	722,347
15,682	Gentherm, Inc.(b)	526,288
28,710	G-III Apparel Group Ltd.(b)	1,149,261
35,168	Global Eagle Entertainment, Inc.(b)(c)	288,378
55,157	GoPro, Inc., Class A(b)(c)	697,184
26,332	Grand Canyon Education, Inc.(b)	1,107,524
68,926	Gray Television, Inc.(b)	682,367
267,593	Groupon, Inc., Class A(b)(c)	1,289,798
184,674	Harte-Hanks, Inc.	306,559
31,568	Haverty Furniture Cos., Inc.	581,798
18,767	Helen of Troy Ltd.(b)	1,869,381
101,767	hhgregg, Inc.(b)(c)	211,675
29,721	Hibbett Sports, Inc.(b)(c)	1,037,857
8,234	Hooker Furniture Corp.	190,452
38,232	Horizon Global Corp.(b)	498,928
97,352	Houghton Mifflin Harcourt Co.(b)	1,650,116
408,143	Hovnanian Enterprises, Inc., Class A(b)(c)	750,983
38,807	HSN, Inc.	1,985,366
32,324	Hyatt Hotels Corp., Class A(b)	1,630,423
185,415	Iconix Brand Group, Inc.(b)(c)	1,334,988
22,249	IMAX Corp.(b)	702,846
7,995	Installed Building Products, Inc.(b)	286,461
24,705	International Speedway Corp., Class A	834,288
55,587	Interval Leisure Group, Inc.	999,454
24,061	Intrawest Resorts Holdings, Inc.(b)	349,847
21,762	iRobot Corp.(b)	825,215
32,274	Isle of Capri Casinos, Inc.(b)	604,492
160,701	ITT Educational Services, Inc.(b)(c)	363,184
18,655	J. Alexander’s Holdings, Inc.(b)	178,528
20,401	Jack in the Box, Inc.	1,803,244
54,637	JAKKS Pacific, Inc.(b)(c)	503,753

Schedule of Investments(a)

48,138	John Wiley & Sons, Inc., Class A	$2,777,563
8,855	Johnson Outdoors, Inc., Class A	269,635
88,616	K12, Inc.(b)	1,097,066
20,486	Kandi Technologies Group, Inc. (China)(b)(c)	143,812
49,842	Kate Spade & Co.(b)	1,081,073
145,302	KB Home(c)	2,281,241
23,771	Kirkland’s, Inc.(b)	362,270
122,690	La Quinta Holdings, Inc.(b)	1,517,675
34,008	Lands’ End, Inc.(b)(c)	483,254
43,112	La-Z-Boy, Inc.	1,302,845
11,416	LGI Homes, Inc.(b)(c)	391,911
12,533	Liberty Broadband Corp., Class A(b)	787,198
32,264	Liberty Broadband Corp., Class C(b)	2,042,634
74,293	Liberty TripAdvisor Holdings, Inc., Series A(b)	1,758,515
6,066	Liberty Ventures, Series A(b)	228,749
38,498	LifeLock, Inc.(b)	644,072
20,786	Lifetime Brands, Inc.	278,325
64,285	Lions Gate Entertainment Corp.(c)	1,285,057
20,924	Lithia Motors, Inc., Class A	1,805,532
25,683	Loral Space & Communications, Inc.(b)	902,244
31,351	Lululemon Athletica, Inc.(b)	2,434,405
83,916	Lumber Liquidators Holdings, Inc.(b)(c)	1,261,257
52,674	M/I Homes, Inc.(b)	1,187,799
26,284	Marcus Corp. (The)	582,191
26,787	MarineMax, Inc.(b)	541,097
16,825	Marriott Vacations Worldwide Corp.	1,283,747
16,039	Mattress Firm Holding Corp.(b)(c)	478,604
18,119	McClatchy Co. (The), Class A(b)(c)	350,421
67,118	MDC Holdings, Inc.	1,766,546
30,885	MDC Partners, Inc., Class A	394,093
81,786	Media General, Inc.(b)	1,438,616
46,211	Meredith Corp.	2,517,575
54,894	Meritage Homes Corp.(b)	1,997,593
32,254	Metaldyne Performance Group, Inc.	512,516
70,336	Michaels Cos., Inc. (The)(b)	1,854,057
94,965	Modine Manufacturing Co.(b)	911,664
8,857	Monarch Casino & Resort, Inc.(b)	206,634
13,994	Monro Muffler Brake, Inc.	876,304
10,578	Motorcar Parts of America, Inc.(b)	296,501
18,588	Movado Group, Inc.	419,903
43,933	MSG Networks, Inc., Class A(b)	705,125
13,482	NACCO Industries, Inc., Class A	758,632
91,805	National CineMedia, Inc.	1,430,322
9,732	Nautilus, Inc.(b)	183,351
41,825	New Media Investment Group, Inc.	738,629
111,463	New York Times Co. (The), Class A	1,446,790
15,189	Nexstar Broadcasting Group, Inc., Class A(c)	767,804
16,645	Noodles & Co., Class A(b)(c)	123,007
18,889	Nutrisystem, Inc.	558,737
30,422	Overstock.com, Inc.(b)	495,879
12,237	Oxford Industries, Inc.	699,712
13,674	Papa John’s International, Inc.	1,011,192
44,604	Party City Holdco, Inc.(b)	714,556
65,202	Penn National Gaming, Inc.(b)	979,334
36,591	Perry Ellis International, Inc.(b)	783,779
24,805	PetMed Express, Inc.(c)	514,208
294,404	Pier 1 Imports, Inc.(c)	1,507,348
65,719	Pinnacle Entertainment, Inc.(b)	717,651
19,384	Pool Corp.	1,982,596
3,942	Popeyes Louisiana Kitchen, Inc.(b)	225,798
20,273	Potbelly Corp.(b)(c)	264,157
29,205	Reading International, Inc., Class A(b)	401,569
12,346	Red Robin Gourmet Burgers, Inc.(b)	597,053
91,534	Regis Corp.(b)	1,230,217

19,528	Restoration Hardware Holdings, Inc.(b)(c)	$601,658
23,680	Rocky Brands, Inc.	259,770
227,632	Ruby Tuesday, Inc.(b)	919,633
17,268	Ruth’s Hospitality Group, Inc.	275,770
47,757	Scholastic Corp.	1,962,813
128,351	Scientific Games Corp., Class A(b)(c)	1,367,580
36,969	Sears Hometown and Outlet Stores, Inc.(b)	254,347
58,734	Select Comfort Corp.(b)	1,401,393
44,356	Shiloh Industries, Inc.(b)	429,810
18,015	Shoe Carnival, Inc.	473,975
27,985	Shutterfly, Inc.(b)	1,488,522
60,999	Sinclair Broadcast Group, Inc., Class A	1,696,992
68,667	Sizmek, Inc.(b)	187,461
53,771	Skechers U.S.A., Inc., Class A(b)	1,291,579
46,817	Skullcandy, Inc.(b)	286,520
31,525	Smith & Wesson Holding Corp.(b)	928,411
36,190	SodaStream International Ltd. (Israel)(b)(c)	870,370
22,607	Sonic Corp.	608,354
88,108	Sotheby’s(c)	2,853,818
22,699	Speedway Motorsports, Inc.	401,091
18,596	Sportsman’s Warehouse Holdings, Inc.(b)(c)	189,307
140,971	Stage Stores, Inc.(c)	835,958
20,586	Standard Motor Products, Inc.	863,377
35,187	Starz, Class A(b)	1,063,703
99,131	Stein Mart, Inc.	852,527
46,648	Steven Madden Ltd.(b)	1,633,613
42,531	Stoneridge, Inc.(b)	709,417
4,895	Strattec Security Corp.	218,317
22,025	Strayer Education, Inc.(b)	1,006,983
16,787	Sturm Ruger & Co., Inc.	1,141,516
39,766	Superior Industries International, Inc.	1,215,249
59,387	Taylor Morrison Home Corp., Class A(b)	965,039
37,153	Tempur Sealy International, Inc.(b)(c)	2,809,881
5,200	Tesla Motors, Inc.(b)(c)	1,220,908
31,725	Texas Roadhouse, Inc.	1,498,055
12,277	Tile Shop Holdings, Inc. (The)(b)	209,323
27,670	Tilly’s, Inc., Class A(b)	157,442
33,764	TopBuild Corp.(b)	1,274,929
61,794	Tower International, Inc.	1,426,206
132,478	TRI Pointe Homes, Inc.(b)	1,781,829
25,682	TripAdvisor, Inc., Class A(b)	1,796,970
95,255	Tuesday Morning Corp.(b)	751,562
39,207	Tumi Holdings, Inc.(b)	1,048,787
29,403	Unifi, Inc.(b)	794,763
10,796	Universal Electronics, Inc.(b)	834,963
90,900	Universal Technical Institute, Inc.(c)	215,433
13,085	Vail Resorts, Inc.	1,872,071
24,011	Vera Bradley, Inc.(b)	349,600
33,504	Vince Holding Corp.(b)(c)	167,520
34,289	Vitamin Shoppe, Inc.(b)	1,003,296
84,124	VOXX International Corp., Class A(b)	222,929
4,864	Wayfair, Inc., Class A(b)(c)	211,584
20,824	WCI Communities, Inc.(b)	350,468
67,997	Weight Watchers International, Inc.(b)(c)	811,204
23,276	West Marine, Inc.(b)	203,898
83,197	William Lyon Homes, Class A(b)(c)	1,443,468
30,829	Winnebago Industries, Inc.	732,497
118,296	Wolverine World Wide, Inc.	2,897,069
29,121	World Wrestling Entertainment, Inc., Class A(c)	575,140
26,424	ZAGG, Inc.(b)	167,264
29,670	Zumiez, Inc.(b)(c)	503,797

		227,714,813

	Consumer Staples - 3.2%
53,236	Adecoagro SA (Argentina)(b)	583,467

Schedule of Investments(a)

26,052	Alliance One International, Inc.(b)	$450,700
13,363	Amira Nature Foods Ltd. (United Arab Emirates)(b)(c)	95,011
40,523	B&G Foods, Inc.	2,090,582
21,727	Blue Buffalo Pet Products, Inc.(b)	557,949
3,178	Boston Beer Co., Inc. (The), Class A(b)	581,193
9,418	Calavo Growers, Inc.	619,516
17,090	Cal-Maine Foods, Inc.	716,071
23,137	Central Garden & Pet Co.(b)(c)	561,304
84,655	Central Garden & Pet Co., Class A(b)	1,929,287
22,236	Chefs’ Warehouse, Inc. (The)(b)	359,111
2,793	Coca-Cola Bottling Co. Consolidated	397,751
23,088	Coty, Inc., Class A(c)	620,375
120,601	Elizabeth Arden, Inc.(b)(c)	1,676,354
49,657	Fresh Del Monte Produce, Inc.	2,823,000
20,237	Ingles Markets, Inc., Class A	785,803
14,565	Inter Parfums, Inc.	473,945
34,129	Inventure Foods, Inc.(b)	294,192
7,449	J & J Snack Foods Corp.	905,873
6,532	John B. Sanfilippo & Son, Inc.	304,848
15,162	Lancaster Colony Corp.	1,970,454
38,581	Landec Corp.(b)	443,682
10,301	Medifast, Inc.	362,801
7,692	National Beverage Corp.(b)	441,213
10,860	Nutraceutical International Corp.(b)	278,450
22,216	Omega Protein Corp.(b)	500,304
8,220	Orchids Paper Products Co.	252,436
41,801	Performance Food Group Co.(b)	1,147,019
77,179	Pilgrim’s Pride Corp.	1,794,412
29,160	Post Holdings, Inc., Class A(b)	2,527,297
14,107	PriceSmart, Inc.	1,098,653
12,243	Revlon, Inc., Class A(b)	434,504
21,455	Sanderson Farms, Inc.(c)	1,879,243
279	Seaboard Corp.(b)	817,470
14,324	Seneca Foods Corp., Class A(b)	561,071
59,512	Smart & Final Stores, Inc.(b)	820,671
51,384	Snyder’s-Lance, Inc.	1,760,416
102,437	SpartanNash Co.	3,226,766
15,505	Spectrum Brands Holdings, Inc.	1,996,579
71,879	Sprouts Farmers Market, Inc.(b)	1,662,561
137,639	SunOpta, Inc. (Canada)(b)(c)	777,660
13,199	Tootsie Roll Industries, Inc., Class A(c)	490,079
3,113	USANA Health Sciences, Inc.(b)	427,477
76,080	Vector Group Ltd.	1,680,607
18,836	Village Super Market, Inc., Class A	595,971
5,116	WD-40 Co.	588,238
28,836	Weis Markets, Inc.	1,489,956

		46,852,322

	Energy - 7.3%
292,567	Abraxas Petroleum Corp.(b)	339,378
126,792	Aegean Marine Petroleum Network, Inc. (Greece)(c)	826,684
130,176	Alon USA Energy, Inc.	920,344
45,985	Antero Resources Corp.(b)	1,204,347
695,092	Approach Resources, Inc.(b)(c)	1,153,853
392,113	Archrock, Inc.	3,493,727
24,923	Ardmore Shipping Corp. (Ireland)	175,209
709,857	Basic Energy Services, Inc.(b)(c)	496,900
654,759	Bill Barrett Corp.(b)(c)	3,908,911
543,955	Bonanza Creek Energy, Inc.(b)(c)	436,850
139,550	Bristow Group, Inc.	1,508,535
88,918	Callon Petroleum Co.(b)	1,012,776
65,487	CARBO Ceramics, Inc.(c)	923,367
69,786	Carrizo Oil & Gas, Inc.(b)	2,288,981
48,729	Clayton Williams Energy, Inc.(b)(c)	1,837,571
144,826	Clean Energy Fuels Corp.(b)(c)	433,030
941,206	Cloud Peak Energy, Inc.(b)(c)	3,209,512

562,220	Cobalt International Energy, Inc.(b)	$837,708
1,101,570	Comstock Resources, Inc.(b)	907,033
94,430	Contango Oil & Gas Co.(b)	871,589
17,751	Core Laboratories NV	2,073,494
78,033	CVR Energy, Inc.(c)	1,154,888
95,802	DHT Holdings, Inc.	446,437
16,366	Diamondback Energy, Inc.(b)	1,436,771
46,874	Dorian LPG Ltd.(b)(c)	289,213
34,548	Dril-Quip, Inc.(b)	1,880,448
233,384	Eclipse Resources Corp.(b)(c)	735,160
638,305	EP Energy Corp., Class A(b)(c)	2,661,732
82,256	Era Group, Inc.(b)	722,208
995,501	EXCO Resources, Inc.(b)(c)	1,373,791
123,944	Fairmount Santrol Holdings, Inc.(b)(c)	849,016
154,085	Forum Energy Technologies, Inc.(b)	2,516,208
23,696	Frank’s International NV(c)	291,935
46,894	Frontline Ltd. (Norway)(c)	372,338
56,427	GasLog Ltd. (Monaco)(c)	754,429
212,726	Gastar Exploration, Inc.(b)(c)	194,836
56,991	Geospace Technologies Corp.(b)(c)	940,351
125,919	Green Plains, Inc.	2,855,843
40,720	Gulf Island Fabrication, Inc.	344,491
21,356	Gulfmark Offshore, Inc., Class A(b)	61,932
738,427	Helix Energy Solutions Group, Inc.(b)	5,863,110
275,194	Hornbeck Offshore Services, Inc.(b)(c)	2,196,048
32,398	InterOil Corp. (Singapore)(b)	1,602,405
49,773	Ion Geophysical Corp.(b)(c)	249,363
198,298	Jones Energy, Inc., Class A(b)	733,703
180,204	Kosmos Energy Ltd.(b)	1,000,132
352,643	Laredo Petroleum, Inc.(b)(c)	3,533,483
44,034	Matador Resources Co.(b)	928,677
44,307	Matrix Service Co.(b)	734,167
22,992	Memorial Resource Development Corp.(b)	344,420
17,635	Natural Gas Services Group, Inc.(b)	442,815
10,533	Navigator Holdings Ltd. (United Kingdom)(b)(c)	101,538
339,214	Newpark Resources, Inc.(b)	2,143,832
100,968	Nordic American Tankers Ltd.(c)	1,241,906
101,708	North Atlantic Drilling Ltd. (Norway)(b)(c)	459,720
371,515	Northern Oil and Gas, Inc.(b)(c)	1,471,199
1,031,264	Ocean Rig UDW, Inc. (Cyprus)(b)(c)	2,010,965
45,172	Pacific Drilling SA(b)(c)	215,922
177,873	Pacific Ethanol, Inc.(b)(c)	1,214,873
13,457	Panhandle Oil and Gas, Inc., Class A	220,156
579,059	Parker Drilling Co.(b)	1,198,652
47,863	Parsley Energy, Inc., Class A(b)	1,364,574
29,678	PDC Energy, Inc.(b)	1,625,464
27,836	PHI, Inc.(b)	537,791
729,818	Pioneer Energy Services Corp.(b)	2,298,927
168,533	Renewable Energy Group, Inc.(b)	1,643,197
9,450	REX American Resources Corp.(b)	621,810
641,761	Rex Energy Corp.(b)(c)	416,118
109,545	Rice Energy, Inc.(b)	2,554,589
14,563	RigNet, Inc.(b)	174,028
79,797	RPC, Inc.(b)(c)	1,156,259
45,869	RSP Permian, Inc.(b)	1,648,991
282,315	Sanchez Energy Corp.(b)(c)	1,789,877
214,880	Scorpio Tankers, Inc. (Monaco)	1,022,829
83,830	SemGroup Corp., Class A	2,427,717
120,406	Ship Finance International Ltd. (Norway)(c)	1,818,131
37,372	Synergy Resources Corp.(b)	243,292
115,475	Teekay Tankers Ltd., Class A (Bermuda)	340,651
102,097	Tesco Corp.	674,861
185,379	TETRA Technologies, Inc.(b)	1,114,128
544,210	Triangle Petroleum Corp.(b)	116,733

Schedule of Investments(a)

193,971	Tsakos Energy Navigation Ltd. (Greece)(c)	$993,132
60,164	US Silica Holdings, Inc.(c)	2,073,853
212,772	VAALCO Energy, Inc.(b)	181,069
615,464	W&T Offshore, Inc.(b)(c)	1,224,773
113,612	Westmoreland Coal Co.(b)	1,084,995
230,185	Willbros Group, Inc.(b)	471,879

		106,268,580

	Financials - 24.2%
18,847	1st Source Corp.	633,448
41,578	Acadia Realty Trust REIT	1,565,827
79,573	AG Mortgage Investment Trust, Inc. REIT	1,192,004
9,951	Agree Realty Corp. REIT	504,715
29,794	Alexander & Baldwin, Inc.	1,173,884
1,342	Alexander’s, Inc. REIT	576,080
16,225	Altisource Asset Management Corp. (U. S. Virgin Islands)(b)(c)	208,653
15,438	Altisource Portfolio Solutions SA(b)	359,088
199,349	Altisource Residential Corp. REIT	1,913,750
28,865	American Assets Trust, Inc. REIT	1,324,326
101,196	American Capital Mortgage Investment Corp. REIT	1,655,567
113,550	American Homes 4 Rent, Class A REIT	2,464,035
20,044	American National Insurance Co.	2,292,031
15,980	Ameris Bancorp	529,897
11,861	AMERISAFE, Inc.	694,224
51,678	AmTrust Financial Services, Inc.	1,233,554
314,022	Anworth Mortgage Asset Corp. REIT	1,544,988
44,686	Apollo Commercial Real Estate Finance, Inc. REIT	726,147
83,518	Apollo Residential Mortgage, Inc. REIT	1,133,339
47,860	Ares Commercial Real Estate Corp. REIT	607,822
41,007	Argo Group International Holdings Ltd.	2,127,853
55,759	Arlington Asset Investment Corp., Class A(c)	776,723
31,112	Armada Hoffler Properties, Inc. REIT	465,747
54,559	ARMOUR Residential REIT, Inc. REIT(c)	1,161,016
12,309	Arrow Financial Corp.	388,841
12,895	Artisan Partners Asset Management, Inc., Class A	360,544
43,138	Ashford Hospitality Prime, Inc. REIT	648,796
253,631	Ashford Hospitality Trust, Inc. REIT	1,511,641
107,428	Astoria Financial Corp.	1,575,969
12,848	Baldwin & Lyons, Inc., Class B	340,344
28,027	Banc of California, Inc.	621,639
7,903	BancFirst Corp.	518,200
50,734	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,386,053
91,445	Bancorp, Inc. (The)(b)	484,658
84,961	BancorpSouth, Inc.	2,023,771
34,094	Bank Mutual Corp.	260,478
5,235	Bank of Marin Bancorp	259,551
28,625	Bank of the Ozarks, Inc.(c)	1,030,214
10,299	Banner Corp.	429,880
68,749	BBCN Bancorp, Inc.	1,056,672
56,101	Beneficial Bancorp, Inc.	760,730
30,104	Berkshire Hills Bancorp, Inc.	793,842
184,026	BGC Partners, Inc., Class A	1,632,311
59,420	Blackstone Mortgage Trust, Inc., Class A REIT	1,723,774
27,815	Blue Hills Bancorp, Inc.	396,364
16,676	BNC Bancorp	404,560
26,894	BofI Holding, Inc.(b)(c)	452,357
29,486	BOK Financial Corp.	1,923,372

86,590	Boston Private Financial Holdings, Inc.	$1,049,471
9,216	Bridge Bancorp, Inc.	268,278
89,540	Brookline Bancorp, Inc.	1,019,861
13,353	Bryn Mawr Bank Corp.	391,643
73,587	Calamos Asset Management, Inc., Class A	512,166
10,332	Camden National Corp.	449,235
8,323	Capital Bank Financial Corp., Class A	248,774
206,992	Capstead Mortgage Corp. REIT	2,059,570
24,509	Cardinal Financial Corp.	631,352
34,225	CareTrust REIT, Inc. REIT	494,551
32,997	Cash America International, Inc.	1,413,921
28,797	CatchMark Timber Trust, Inc., Class A REIT	348,732
56,447	Cathay General Bancorp	1,692,281
29,125	CBOE Holdings, Inc.	2,003,800
98,897	Cedar Realty Trust, Inc. REIT	795,132
26,011	Centerstate Banks, Inc.	433,343
23,973	Central Pacific Financial Corp.	588,058
17,361	Charter Financial Corp.	226,387
28,260	Chatham Lodging Trust REIT	677,675
33,497	Chemical Financial Corp.(c)	1,386,106
12,204	Cherry Hill Mortgage Investment Corp. REIT	188,186
50,511	Chesapeake Lodging Trust REIT	1,276,413
17,055	City Holding Co.	796,468
21,381	Clifton Bancorp, Inc.	320,287
59,198	CNA Financial Corp.	1,884,272
26,281	CoBiz Financial, Inc.	324,570
16,531	Cohen & Steers, Inc.	712,486
115,723	Colony Capital, Inc., Class A REIT	2,057,555
15,620	Colony Starwood Homes REIT(c)	511,711
50,987	Columbia Banking System, Inc.	1,545,926
38,343	Community Bank System, Inc.	1,692,077
18,209	Community Trust Bancorp, Inc.	633,309
22,058	ConnectOne Bancorp, Inc.	373,001
65,234	Consumer Portfolio Services, Inc.(b)	276,592
20,256	CorEnergy Infrastructure Trust, Inc. REIT(c)	595,932
9,644	CoreSite Realty Corp. REIT	795,919
184,228	Cousins Properties, Inc. REIT	1,960,186
184,783	Cowen Group, Inc., Class A(b)(c)	576,523
3,905	Credit Acceptance Corp.(b)(c)	705,516
63,979	CubeSmart REIT	1,900,816
22,352	Customers Bancorp, Inc.(b)	575,340
80,401	CVB Financial Corp.	1,322,596
20,662	CyrusOne, Inc. REIT	1,132,691
288,223	CYS Investments, Inc. REIT	2,579,596
2,227	Diamond Hill Investment Group, Inc.	425,335
37,155	Dime Community Bancshares, Inc.	642,781
46,282	DuPont Fabros Technology, Inc. REIT	2,213,668
134,623	Dynex Capital, Inc. REIT	945,053
13,701	Eagle Bancorp, Inc.(b)	706,287
26,673	EastGroup Properties, Inc. REIT	1,963,666
31,215	Education Realty Trust, Inc. REIT	1,502,690
17,715	eHealth, Inc.(b)	169,178
55,569	Empire State Realty Trust, Inc., Class A REIT	1,166,393
33,499	Employers Holdings, Inc.	955,391
55,244	Encore Capital Group, Inc.(b)(c)	1,348,506
108,402	Enova International, Inc.(b)	985,374
11,460	Enstar Group Ltd. (Bermuda)(b)	1,909,121
13,939	Enterprise Financial Services Corp.	400,886
60,584	Equity One, Inc. REIT	2,015,630
25,705	Essent Group Ltd.(b)	615,892
121,014	EverBank Financial Corp.	2,173,411
25,063	Evercore Partners, Inc., Class A	1,269,942

Schedule of Investments(a)

501,674	EZCORP, Inc., Class A(b)	$4,545,166
12,314	FactSet Research Systems, Inc.	2,117,515
13,835	FBL Financial Group, Inc., Class A	862,889
14,287	FBR & Co.	215,305
5,942	FCB Financial Holdings, Inc., Class A(b)	207,792
11,752	Federal Agricultural Mortgage Corp., Class C	451,629
7,206	Federated National Holding Co.	150,966
91,775	FelCor Lodging Trust, Inc. REIT	582,771
18,804	Fidelity & Guaranty Life(c)	411,055
17,812	Fidelity Southern Corp.	306,545
15,556	Financial Engines, Inc.	410,523
11,961	Financial Institutions, Inc.	321,751
511,953	First BanCorp/Puerto Rico(b)	2,349,864
22,596	First BanCorp/Southern Pines NC	422,997
7,171	First Business Financial Services, Inc.	170,024
25,203	First Cash Financial Services, Inc.	1,293,166
6,790	First Citizens BancShares, Inc., Class A	1,763,906
100,307	First Commonwealth Financial Corp.	967,963
22,691	First Community Bancshares, Inc.	520,305
8,555	First Defiance Financial Corp.	356,658
91,782	First Financial Bancorp	1,955,874
38,798	First Financial Bankshares, Inc.(c)	1,325,728
13,234	First Financial Corp.	506,862
63,856	First Industrial Realty Trust, Inc. REIT	1,881,836
24,073	First Interstate BancSystem, Inc., Class A	699,080
29,047	First Merchants Corp.	761,031
71,263	First Midwest Bancorp, Inc.	1,330,480
15,913	First NBC Bank Holding Co.(b)	302,824
9,236	First of Long Island Corp. (The)	280,313
123,761	First Potomac Realty Trust REIT	1,251,224
39,080	Five Oaks Investment Corp. REIT(c)	228,618
29,807	Flagstar Bancorp, Inc.(b)	787,203
35,409	Flushing Financial Corp.	789,975
207,906	FNFV Group(b)	2,480,319
74,417	Forestar Group, Inc.(b)	913,841
148,498	Franklin Street Properties Corp. REIT	1,903,744
45,424	FXCM, Inc., Class A(b)(c)	436,979
48,143	Gain Capital Holdings, Inc.	323,521
74,078	Gaming and Leisure Properties, Inc. REIT	2,654,215
32,330	Getty Realty Corp. REIT	734,538
72,470	Glacier Bancorp, Inc.	1,998,723
29,468	Gladstone Commercial Corp. REIT	536,318
12,368	Global Indemnity PLC, Class A(b)	371,411
134,110	Government Properties Income Trust REIT(c)	3,199,865
255,314	Gramercy Property Trust REIT	2,550,587
11,086	Great Southern Bancorp, Inc.	434,571
77,270	Great Western Bancorp, Inc.	2,563,046
26,117	Green Bancorp, Inc.(b)	255,424
43,190	Green Dot Corp., Class A(b)	1,045,198
47,734	Greenhill & Co., Inc.	946,565
60,451	Greenlight Capital Re Ltd., Class A(b)	1,247,104
23,404	Hanmi Financial Corp.	573,866
13,959	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	313,938
11,396	HCI Group, Inc.	343,703
19,043	Heartland Financial USA, Inc.	699,259
26,634	Heritage Financial Corp.	465,030
20,918	Heritage Insurance Holdings, Inc.	259,174
55,167	Hersha Hospitality Trust REIT	1,042,656
20,575	HFF, Inc., Class A	580,421
69,685	Hilltop Holdings, Inc.(b)	1,517,739
47,956	Home BancShares, Inc.	1,000,842

18,697	HomeStreet, Inc.(b)	$416,943
21,756	HomeTrust Bancshares, Inc.(b)	399,875
59,527	Horace Mann Educators Corp.	2,034,633
9,692	Horizon Bancorp	266,724
10,641	Houlihan Lokey, Inc., Class A	243,998
20,316	Howard Hughes Corp. (The)(b)	2,426,949
37,105	Hudson Pacific Properties, Inc. REIT	1,254,520
42,625	IBERIABANK Corp.	2,662,784
17,971	Independent Bank Corp.	276,394
19,662	Independent Bank Corp./MA	987,229
9,261	Independent Bank Group, Inc.	391,370
15,776	Infinity Property & Casualty Corp.	1,294,263
10,011	InfraREIT, Inc. REIT	176,794
12,039	Interactive Brokers Group, Inc., Class A	419,439
75,164	International Bancshares Corp.	2,060,997
17,558	INTL FCStone, Inc.(b)	511,640
32,210	Investment Technology Group, Inc.	537,907
224,196	Investors Real Estate Trust REIT(c)	1,484,178
105,470	iStar, Inc. REIT(b)	1,092,669
23,815	James River Group Holdings Ltd.	801,613
100,742	KCG Holdings, Inc., Class A(b)	1,524,226
38,561	Kennedy-Wilson Holdings, Inc.	811,709
58,733	Kite Realty Group Trust REIT	1,786,071
12,488	Lakeland Financial Corp.	641,259
37,706	LegacyTexas Financial Group, Inc.	1,075,375
21,072	LTC Properties, Inc. REIT	1,127,984
100,717	Maiden Holdings Ltd.	1,407,016
19,194	MainSource Financial Group, Inc.	427,450
7,259	Marcus & Millichap, Inc.(b)	194,469
6,769	MarketAxess Holdings, Inc.	1,094,277
13,977	Marlin Business Services Corp.	256,618
53,295	MB Financial, Inc.	2,045,995
175,080	Medical Properties Trust, Inc. REIT	2,748,756
16,253	Mercantile Bank Corp.	409,251
41,090	Meridian Bancorp, Inc.	604,023
5,255	Meta Financial Group, Inc.	287,396
210,580	MGIC Investment Corp.(b)	1,514,070
21,385	MidSouth Bancorp, Inc.(c)	224,756
41,581	Monmouth Real Estate Investment Corp. REIT	574,649
167,959	Monogram Residential Trust, Inc. REIT	1,798,841
7,896	Morningstar, Inc.	667,844
37,125	Nam Tai Property, Inc. (China)(c)	200,846
33,419	National Bank Holdings Corp., Class A	669,383
18,613	National Health Investors, Inc. REIT	1,462,423
11,099	National Interstate Corp.	359,941
19,270	National Storage Affiliates Trust REIT	411,800
4,368	National Western Life Group, Inc., Class A	826,164
84,012	Nationstar Mortgage Holdings, Inc.(b)(c)	1,061,072
14,072	Navigators Group, Inc. (The)	1,318,124
51,103	NBT Bancorp, Inc.	1,523,891
27,760	Nelnet, Inc., Class A	1,121,782
98,609	New Senior Investment Group, Inc. REIT	1,182,322
258,204	New York Mortgage Trust, Inc. REIT(c)	1,688,654
95,059	New York REIT, Inc. REIT	906,863
205,892	Newcastle Investment Corp. REIT	975,928
64,813	NMI Holdings, Inc., Class A(b)	407,026
40,622	Northfield Bancorp, Inc.	606,486
9,264	Northrim Bancorp, Inc.	263,098
20,037	NorthStar Asset Management Group, Inc.	237,639
159,555	Northwest Bancshares, Inc.	2,378,965
11,967	OceanFirst Financial Corp.	225,698
346,297	Ocwen Financial Corp.(b)	692,594
149,873	OFG Bancorp(c)	1,590,153

Schedule of Investments(a)

161,759	Old National Bancorp	$2,128,748
16,034	One Liberty Properties, Inc. REIT	401,171
64,651	OneBeacon Insurance Group Ltd., Class A	905,761
83,866	OneMain Holdings, Inc.(b)	2,418,695
32,427	Oppenheimer Holdings, Inc., Class A	510,401
12,536	Opus Bank	404,662
16,588	Orchid Island Capital, Inc. REIT(c)	185,122
51,084	Oritani Financial Corp.	828,582
17,060	Pacific Continental Corp.	247,029
12,208	Pacific Premier Bancorp, Inc.(b)	294,823
15,961	Park National Corp.	1,428,829
86,059	Parkway Properties, Inc. REIT	1,494,845
14,995	Peapack-Gladstone Financial Corp.	300,950
57,962	Pebblebrook Hotel Trust REIT	1,718,573
81,787	Pennsylvania Real Estate Investment Trust REIT	2,080,661
21,386	Peoples Bancorp, Inc.	480,116
20,112	Physicians Realty Trust REIT	436,833
52,523	PICO Holdings, Inc.(b)	529,432
15,779	Pinnacle Financial Partners, Inc.	838,023
26,625	Piper Jaffray Cos.(b)	1,100,678
13,678	Pjt Partners, Inc., Class A(c)	349,199
36,230	Post Properties, Inc. REIT	2,303,866
52,153	Potlatch Corp. REIT	1,994,852
59,102	PRA Group, Inc.(b)	1,646,582
21,401	Preferred Apartment Communities, Inc., Class A REIT	318,233
9,216	Preferred Bank	301,087
49,589	Primerica, Inc.	2,554,329
48,309	PrivateBancorp, Inc.	2,135,258
76,313	Provident Financial Services, Inc.	1,537,707
13,951	PS Business Parks, Inc. REIT	1,547,026
15,376	QTS Realty Trust, Inc., Class A REIT	880,276
145,769	Radian Group, Inc.	1,880,420
372,398	RAIT Financial Trust REIT	1,180,502
67,519	Ramco-Gershenson Properties Trust REIT	1,339,577
7,467	RE/MAX Holdings, Inc., Class A	323,470
184,490	Redwood Trust, Inc. REIT	2,632,672
28,607	Regional Management Corp.(b)	537,812
28,261	Renasant Corp.	910,569
12,954	Republic Bancorp, Inc., Class A	386,159
39,754	Resource America, Inc., Class A	387,204
104,344	Resource Capital Corp. REIT	1,420,122
54,298	Retail Opportunity Investments Corp. REIT	1,239,623
28,629	Rexford Industrial Realty, Inc. REIT	654,459
7,720	RMR Group, Inc. (The), Class A	262,827
30,167	S&T Bancorp, Inc.	768,957
92,069	Sabra Health Care REIT, Inc. REIT	2,201,370
17,096	Safeguard Scientifics, Inc.(b)	220,880
23,493	Safety Insurance Group, Inc.	1,496,504
26,220	Sandy Spring Bancorp, Inc.	782,405
10,196	Saul Centers, Inc. REIT	684,865
15,805	Seacoast Banking Corp. of Florida(b)	252,406
54,307	SEI Investments Co.	2,443,815
63,707	Select Income REIT	1,768,506
63,767	Selective Insurance Group, Inc.	2,497,116
8,671	Seritage Growth Properties, Class A REIT(c)	434,070
27,071	Silver Bay Realty Trust Corp. REIT	487,819
12,942	Simmons First National Corp., Class A	594,685
17,151	South State Corp.	1,250,479
29,853	Southside Bancshares, Inc.	913,203
17,839	Southwest Bancorp, Inc.	346,433
15,344	Sovran Self Storage, Inc. REIT	1,570,765

46,682	St. Joe Co. (The)(b)	$860,349
58,672	STAG Industrial, Inc., Class A REIT	1,489,095
21,781	State Auto Financial Corp.	491,815
24,110	State Bank Financial Corp.	527,527
55,392	Sterling Bancorp	935,571
36,544	Stewart Information Services Corp.	1,564,449
15,144	Stock Yards Bancorp, Inc.	447,354
5,986	Stonegate Bank	189,696
26,231	STORE Capital Corp. REIT	818,145
76,934	Summit Hotel Properties, Inc. REIT	1,090,924
30,101	Sun Communities, Inc. REIT	2,382,494
44,335	Talmer Bancorp, Inc., Class A	931,922
59,124	Tanger Factory Outlet Centers, Inc. REIT	2,467,836
12,613	Tejon Ranch Co.(b)	331,344
26,627	Terreno Realty Corp. REIT	741,562
10,387	Territorial Bancorp, Inc.	279,410
53,614	Texas Capital Bancshares, Inc.(b)	2,602,424
33,190	TFS Financial Corp.	604,058
72,901	Third Point Reinsurance Ltd. (Bermuda)(b)	917,824
83,732	Tier REIT, Inc. REIT	1,459,449
12,842	Tompkins Financial Corp.	934,127
36,403	TowneBank	835,449
20,668	TriCo Bancshares	537,781
22,404	TriState Capital Holdings, Inc.(b)	319,705
16,534	Triumph Bancorp, Inc.(b)	288,849
133,645	TrustCo Bank Corp. NY	886,066
94,684	Trustmark Corp.	2,471,252
39,437	UMB Financial Corp.	2,185,204
28,858	UMH Properties, Inc. REIT	356,685
45,713	Union Bankshares Corp.	1,226,937
57,142	United Bankshares, Inc.(c)	2,188,539
26,601	United Community Banks, Inc.	511,803
50,124	United Financial Bancorp, Inc.	659,131
22,938	United Fire Group, Inc.	963,396
10,945	United Insurance Holdings Corp.	173,588
7,200	Universal Health Realty Income Trust REIT	429,624
21,509	Universal Insurance Holdings, Inc.(c)	467,606
26,237	Univest Corp. of Pennsylvania(c)	553,338
31,175	Urban Edge Properties REIT	932,444
25,488	Urstadt Biddle Properties, Inc., Class A REIT	629,554
9,134	Virtu Financial, Inc., Class A	157,105
5,257	Virtus Investment Partners, Inc.(c)	443,113
25,060	Walker & Dunlop, Inc.(b)	593,170
266,870	Walter Investment Management Corp.(b)(c)	765,917
76,960	Washington REIT	2,638,958
14,044	Washington Trust Bancorp, Inc.	533,110
27,964	Waterstone Financial, Inc.	438,476
34,812	WesBanco, Inc.	1,076,387
25,404	Westamerica Bancorp.(c)	1,195,004
38,502	Western Alliance Bancorp(b)	1,310,223
139,187	Western Asset Mortgage Capital Corp. REIT(c)	1,369,600
6,627	Westwood Holdings Group, Inc.	355,340
36,887	Whitestone REIT	596,463
49,191	Winthrop Realty Trust REIT	449,606
51,830	Wintrust Financial Corp.	2,736,624
33,112	World Acceptance Corp.(b)	1,439,048
20,249	WSFS Financial Corp.	712,562
14,533	ZAIS Financial Corp. REIT	198,811

		355,548,914

	Health Care - 7.2%
8,952	Abaxis, Inc.	442,766

Schedule of Investments(a)

3,681	ABIOMED, Inc.(b)	$434,248
16,619	Acadia Healthcare Co., Inc.(b)	938,973
9,836	ACADIA Pharmaceuticals, Inc.(b)(c)	364,325
38,011	Accuray, Inc.(b)	208,300
21,123	Aceto Corp.	543,072
18,714	Acorda Therapeutics, Inc.(b)	473,090
11,330	Adamas Pharmaceuticals, Inc.(b)(c)	171,083
3,995	Agios Pharmaceuticals, Inc.(b)(c)	180,694
28,004	Air Methods Corp.(b)	932,253
19,943	Akorn, Inc.(b)	682,649
12,964	Albany Molecular Research, Inc.(b)(c)	187,200
15,106	Align Technology, Inc.(b)	1,346,700
35,759	Alkermes PLC(b)	1,784,374
166,697	Allscripts Healthcare Solutions, Inc.(b)	2,353,762
8,849	Almost Family, Inc.(b)	352,102
10,214	Alnylam Pharmaceuticals, Inc.(b)	695,369
15,410	AMAG Pharmaceuticals, Inc.(b)	408,827
27,491	Amedisys, Inc.(b)	1,472,143
26,647	AMN Healthcare Services, Inc.(b)	1,127,168
21,420	Amphastar Pharmaceuticals, Inc.(b)	346,576
9,262	Analogic Corp.	778,193
47,091	AngioDynamics, Inc.(b)	781,240
6,017	Anika Therapeutics, Inc.(b)	300,369
6,010	athenahealth, Inc.(b)	768,018
812	Atrion Corp.	387,162
17,959	BioMarin Pharmaceutical, Inc.(b)	1,785,484
281,909	BioScrip, Inc.(b)(c)	721,687
15,531	Bio-Techne Corp.	1,745,995
6,885	Bluebird Bio, Inc.(b)(c)	393,684
52,894	Bruker Corp.	1,318,118
13,121	Cambrex Corp.(b)	687,672
6,096	Cantel Medical Corp.	408,127
24,230	Capital Senior Living Corp.(b)	472,000
53,190	Catalent, Inc.(b)	1,358,473
27,232	Celldex Therapeutics, Inc.(b)(c)	125,812
15,358	Cepheid, Inc.(b)	542,598
22,110	Charles River Laboratories International, Inc.(b)	1,944,132
9,137	Chemed Corp.	1,344,418
39,846	Chimerix, Inc.(b)	158,986
2,793	China Biologic Products, Inc. (China)(b)	333,428
24,874	Civitas Solutions, Inc.(b)	533,050
11,077	Clovis Oncology, Inc.(b)(c)	158,180
8,866	Computer Programs & Systems, Inc.(c)	351,448
25,920	CONMED Corp.	1,053,389
7,230	CorVel Corp.(b)	326,796
25,796	Cross Country Healthcare, Inc.(b)	377,137
18,263	CryoLife, Inc.	266,092
10,211	Cynosure, Inc., Class A(b)	561,197
31,526	Depomed, Inc.(b)	598,048
13,649	Diplomat Pharmacy, Inc.(b)(c)	490,409
11,727	Emergent BioSolutions, Inc.(b)	391,565
26,214	Ensign Group, Inc. (The)	563,601
33,766	Exact Sciences Corp.(b)(c)	586,853
12,318	Exactech, Inc.(b)	332,956
8,633	FibroGen, Inc.(b)	165,149
131,646	Five Star Quality Care, Inc.(b)	312,001
31,439	Globus Medical, Inc., Class A(b)	721,525
46,431	Haemonetics Corp.(b)	1,407,788
59,307	Harvard Bioscience, Inc.(b)	169,025
9,060	HealthStream, Inc.(b)	219,524
58,150	Healthways, Inc.(b)	979,246
6,205	HeartWare International, Inc.(b)	359,518
44,396	Hill-Rom Holdings, Inc.	2,372,078
82,153	HMS Holdings Corp.(b)	1,633,202
23,677	Horizon Pharma PLC(b)	456,729
25,468	ICON PLC(b)	1,978,100

7,674	ICU Medical, Inc.(b)	$896,016
23,266	IDEXX Laboratories, Inc.(b)	2,182,118
45,651	Impax Laboratories, Inc.(b)	1,434,354
13,904	INC Research Holdings, Inc., Class A(b)	618,867
29,940	Infinity Pharmaceuticals, Inc.(b)	50,299
5,802	Insulet Corp.(b)	205,333
29,284	Integer Holdings Corp.(b)	650,398
16,225	Integra LifeSciences Holdings Corp.(b)	1,367,281
75,435	Invacare Corp.	869,011
7,460	Ionis Pharmaceuticals, Inc.(b)(c)	217,757
15,229	Jazz Pharmaceuticals PLC(b)	2,299,122
6,087	Juno Therapeutics, Inc.(b)(c)	188,271
12,335	K2M Group Holdings, Inc.(b)	206,735
4,569	Kite Pharma, Inc.(b)(c)	258,742
12,897	Landauer, Inc.	538,063
10,378	Lannett Co., Inc.(b)(c)	324,001
12,525	LHC Group, Inc.(b)	566,881
8,189	LivaNova PLC(b)	426,237
21,739	Luminex Corp.(b)	465,867
27,353	Masimo Corp.(b)	1,448,888
34,238	Medicines Co. (The)(b)	1,339,048
10,180	Medidata Solutions, Inc.(b)	541,067
17,363	Medivation, Inc.(b)	1,111,058
36,369	Meridian Bioscience, Inc.	704,104
40,533	Merit Medical Systems, Inc.(b)	950,094
18,197	Momenta Pharmaceuticals, Inc.(b)	204,898
36,529	Myriad Genetics, Inc.(b)	1,131,668
14,055	Natus Medical, Inc.(b)	552,783
10,228	Neogen Corp.(b)	564,074
4,596	Neurocrine Biosciences, Inc.(b)	230,857
34,850	Novavax, Inc.(b)(c)	255,102
25,273	NuVasive, Inc.(b)	1,571,981
8,811	Nuvectra Corp.(b)	58,241
20,527	NxStage Medical, Inc.(b)	453,852
21,683	Omnicell, Inc.(b)	838,698
44,227	OPKO Health, Inc.(b)(c)	440,059
28,821	OraSure Technologies, Inc.(b)	196,559
15,119	Orthofix International NV(b)	716,641
2,490	Pacira Pharmaceuticals, Inc.(b)	90,262
32,262	PAREXEL International Corp.(b)	2,156,715
52,407	PharMerica Corp.(b)	1,391,930
5,926	Phibro Animal Health Corp., Class A	122,253
8,318	Portola Pharmaceuticals, Inc.(b)	215,935
34,119	PRA Health Sciences, Inc.(b)	1,582,439
18,948	Premier, Inc., Class A(b)	619,600
7,779	Press Ganey Holdings, Inc.(b)	310,538
25,969	Prestige Brands Holdings, Inc.(b)	1,389,341
5,977	Prothena Corp. PLC (Ireland)(b)(c)	329,034
19,642	Providence Service Corp. (The)(b)	950,084
8,252	PTC Therapeutics, Inc.(b)	49,264
53,383	Quality Systems, Inc.	655,543
18,007	Quidel Corp.(b)	410,560
88,352	RadNet, Inc.(b)	530,996
69,231	RTI Surgical, Inc.(b)	225,001
14,123	Sagent Pharmaceuticals, Inc.(b)	306,328
28,920	Sangamo BioSciences, Inc.(b)	183,064
12,355	Sarepta Therapeutics, Inc.(b)(c)	312,334
20,941	SciClone Pharmaceuticals, Inc.(b)	221,137
6,204	Seattle Genetics, Inc.(b)	298,164
16,128	Spectranetics Corp. (The)(b)	373,847
61,320	Spectrum Pharmaceuticals, Inc.(b)	421,268
26,264	Surgery Partners, Inc.(b)(c)	476,166
20,512	Surgical Care Affiliates, Inc.(b)	1,066,829
33,980	Syneron Medical Ltd. (Israel)(b)(c)	250,433
6,021	Taro Pharmaceutical Industries Ltd.(b)(c)	842,699
54,930	Team Health Holdings, Inc.(b)	2,243,341
73,009	Triple-S Management Corp., Class B(b)	1,814,274

Schedule of Investments(a)

6,816	U.S. Physical Therapy, Inc.	$406,370
106,877	Universal American Corp.	818,678
8,071	Vascular Solutions, Inc.(b)	370,217
12,839	Veeva Systems, Inc., Class A(b)	487,754
14,834	Vertex Pharmaceuticals, Inc.(b)	1,438,898
81,132	VWR Corp.(b)	2,541,054
31,634	West Pharmaceutical Services, Inc.	2,539,578
28,924	Wright Medical Group NV(b)	634,303

		105,317,132

	Industrials - 17.1%
30,101	A.O. Smith Corp.	2,796,082
15,506	AAON, Inc.	410,599
81,293	AAR Corp.	1,964,039
213,453	ACCO Brands Corp.(b)	2,399,212
197,306	Accuride Corp.(b)	264,390
68,421	Actuant Corp., Class A	1,624,999
37,697	Advanced Drainage Systems, Inc.	1,006,887
16,203	Advisory Board Co. (The)(b)	676,637
71,012	Aegion Corp.(b)	1,457,166
42,001	Aerojet Rocketdyne Holdings, Inc.(b)	792,139
12,589	Aerovironment, Inc.(b)	356,898
94,093	Air Transport Services Group, Inc.(b)	1,362,467
113,617	Aircastle Ltd.	2,524,570
11,871	Alamo Group, Inc.	796,900
18,639	Alaska Air Group, Inc.	1,252,914
20,640	Albany International Corp., Class A	873,691
595	Allegiant Travel Co.	77,213
35,696	Allegion PLC	2,584,033
28,440	Altra Industrial Motion Corp.	807,696
5,874	AMERCO	2,323,226
10,211	American Railcar Industries, Inc.(c)	428,964
17,075	American Science & Engineering, Inc.	630,238
4,349	American Woodmark Corp.(b)	322,826
16,886	Apogee Enterprises, Inc.	789,420
45,466	Applied Industrial Technologies, Inc.	2,134,629
75,970	ARC Document Solutions, Inc.(b)	299,322
59,394	ArcBest Corp.	1,111,262
8,192	Argan, Inc.	377,897
19,798	Astec Industries, Inc.	1,193,423
11,972	Astronics Corp.(b)	458,168
35,715	Atento SA (Spain)(b)	359,293
5,394	Atlas Air Worldwide Holdings, Inc.(b)	233,183
18,849	AZZ, Inc.	1,170,146
51,459	B/E Aerospace, Inc.	2,461,541
85,119	Babcock & Wilcox Enterprises, Inc.(b)	1,307,428
44,862	Barnes Group, Inc.	1,701,616
6,663	Barrett Business Services, Inc.	286,376
60,641	Beacon Roofing Supply, Inc.(b)	2,851,340
22,923	BMC Stock Holdings, Inc.(b)	466,483
55,390	Brady Corp., Class A	1,780,235
71,326	Briggs & Stratton Corp.	1,621,240
55,999	Builders FirstSource, Inc.(b)	721,827
64,569	BWX Technologies, Inc.	2,376,785
10,879	Caesarstone Sdot-Yam Ltd. (Israel)(b)	407,854
78,339	CAI International, Inc.(b)	672,149
82,159	Casella Waste Systems, Inc., Class A(b)	769,008
71,510	CBIZ, Inc.(b)	773,023
93,528	CDI Corp.	591,097
17,795	CEB, Inc.	1,068,412
36,032	CECO Environmental Corp.	333,296
64,084	Celadon Group, Inc.	529,334
90,013	Chart Industries, Inc.(b)	2,702,190
20,371	CIRCOR International, Inc.	1,159,925
801,604	Civeo Corp.(b)	1,098,197
37,107	CLARCOR, Inc.	2,310,282
37,275	Columbus McKinnon Corp.	618,392
31,753	Comfort Systems USA, Inc.	964,656

169,278	Commercial Vehicle Group, Inc.(b)	$700,811
30,591	Continental Building Products, Inc.(b)	717,359
3,923	Copa Holdings SA, Class A (Panama)	262,841
50,954	Copart, Inc.(b)	2,570,120
84,696	Costamare, Inc. (Greece)(c)	829,174
21,479	Covenant Transportation Group, Inc., Class A(b)	483,922
18,391	CRA International, Inc.(b)	507,959
28,917	Cubic Corp.	1,180,970
378,623	Diana Shipping, Inc. (Greece)(b)(c)	984,420
108,980	DigitalGlobe, Inc.(b)	2,938,101
23,391	Douglas Dynamics, Inc.	626,879
161,397	DryShips, Inc. (Greece)(b)(c)	54,875
31,792	Ducommun, Inc.(b)	614,857
44,329	DXP Enterprises, Inc.(b)	737,635
24,024	Dycom Industries, Inc.(b)	2,259,457
35,456	Dynamic Materials Corp.	363,069
24,042	Echo Global Logistics, Inc.(b)	595,280
25,788	Encore Wire Corp.	967,824
38,581	Engility Holdings, Inc.(b)	1,120,392
36,868	Ennis, Inc.	638,554
32,872	EnPro Industries, Inc.	1,503,894
24,659	ESCO Technologies, Inc.	1,044,309
9,205	Exponent, Inc.	467,706
43,191	Federal Signal Corp.	567,962
21,532	Forward Air Corp.	996,501
10,894	Franklin Covey Co.(b)	178,879
34,031	Franklin Electric Co., Inc.	1,317,680
15,972	FreightCar America, Inc.	237,983
23,786	G&K Services, Inc., Class A	1,907,875
29,350	Gibraltar Industries, Inc.(b)	1,035,468
38,932	Global Brass & Copper Holdings, Inc.	1,102,554
519,906	Golden Ocean Group Ltd. (Norway)(b)(c)	348,337
14,619	GP Strategies Corp.(b)	306,414
27,271	Graco, Inc.	2,018,327
9,464	Graham Corp.	170,541
33,251	Granite Construction, Inc.	1,655,235
145,683	Great Lakes Dredge & Dock Corp.(b)	646,833
63,497	Greenbrier Cos., Inc. (The)(c)	2,084,607
67,868	Griffon Corp.	1,163,258
98,851	H&E Equipment Services, Inc.	1,840,606
2,818	Hawaiian Holdings, Inc.(b)	128,304
36,945	Healthcare Services Group, Inc.	1,433,835
47,272	Heartland Express, Inc.	875,477
9,575	HEICO Corp.	665,558
20,480	Heidrick & Struggles International, Inc.	398,541
58,001	Herman Miller, Inc.	1,900,693
104,158	Hill International, Inc.(b)	434,339
69,441	Hillenbrand, Inc.	2,246,416
52,932	HNI Corp.	2,759,345
50,580	Houston Wire & Cable Co.	293,364
6,062	Hurco Cos., Inc.	161,431
22,901	Huron Consulting Group, Inc.(b)	1,407,724
15,797	Hyster-Yale Materials Handling, Inc., Class A	1,007,691
32,602	ICF International, Inc.(b)	1,349,071
64,914	IHS Markit Ltd.(b)	2,255,112
83,674	InnerWorkings, Inc.(b)	712,066
20,886	Insperity, Inc.	1,639,342
12,228	Insteel Industries, Inc.	425,412
51,383	Interface, Inc.	917,700
53,826	JetBlue Airways Corp.(b)	986,631
15,996	John Bean Technologies Corp.	1,070,452
10,406	Kadant, Inc.	571,706
32,513	Kaman Corp.	1,403,261
72,366	Kelly Services, Inc., Class A	1,481,332
76,634	KEYW Holding Corp. (The)(b)(c)	784,732

Schedule of Investments(a)

32,661	Kforce, Inc.	$583,325
57,508	Kimball International, Inc., Class B	655,016
45,443	Knight Transportation, Inc.	1,355,565
43,182	Knoll, Inc.	1,090,345
32,502	Korn/Ferry International	747,871
199,667	Kratos Defense & Security Solutions, Inc.(b)(c)	880,531
35,795	Landstar System, Inc.	2,523,190
114,141	Layne Christensen Co.(b)(c)	913,128
36,364	LB Foster Co., Class A	381,095
16,863	Lennox International, Inc.	2,644,118
8,090	Lindsay Corp.(c)	567,594
25,192	LSI Industries, Inc.	276,104
17,379	Lydall, Inc.(b)	776,494
35,555	Manitex International, Inc.(b)(c)	264,174
30,839	Marten Transport Ltd.	667,664
27,370	Masonite International Corp.(b)	1,911,247
7,765	Matson, Inc.	290,178
22,549	Matthews International Corp., Class A	1,355,420
33,358	McGrath RentCorp	1,063,119
24,793	Mercury Systems, Inc.(b)	642,635
19,711	Middleby Corp. (The)(b)	2,372,810
16,239	Milacron Holdings Corp.(b)	279,636
18,581	Miller Industries, Inc.	398,748
19,272	Mistras Group, Inc.(b)	482,956
36,910	Mobile Mini, Inc.	1,199,944
32,613	MSA Safety, Inc.	1,822,414
58,452	Mueller Industries, Inc.	1,989,706
111,075	Mueller Water Products, Inc., Class A	1,317,350
13,126	Multi-Color Corp.	847,677
43,116	MYR Group, Inc.(b)	1,063,672
10,764	National Presto Industries, Inc.(c)	963,809
72,329	Navigant Consulting, Inc.(b)	1,425,605
638,462	Navios Maritime Holdings, Inc. (Monaco)(c)	600,154
30,588	NCI Building Systems, Inc.(b)	496,137
36,023	Neff Corp., Class A(b)	351,945
28,584	NN, Inc.	482,212
32,123	Nordson Corp.	2,836,140
27,439	Nortek, Inc.(b)	2,383,900
52,353	Northwest Pipe Co.(b)	591,589
35,968	On Assignment, Inc.(b)	1,329,018
121,441	Orion Group Holdings, Inc.(b)	686,142
16,220	Park-Ohio Holdings Corp.	483,032
9,465	Patrick Industries, Inc.(b)	611,060
21,251	PGT, Inc.(b)	255,012
24,548	Ply Gem Holdings, Inc.(b)	377,057
17,459	Powell Industries, Inc.	643,190
35,654	Primoris Services Corp.	643,555
5,729	Proto Labs, Inc.(b)	315,324
206,863	Quad Graphics, Inc., Class A	5,246,046
42,703	Quanex Building Products Corp.	853,633
50,086	Raven Industries, Inc.	1,039,785
12,974	RBC Bearings, Inc.(b)	986,413
43,371	Resources Connection, Inc.	646,228
83,857	Roadrunner Transportation Systems, Inc.(b)	634,797
37,443	Rollins, Inc.	1,055,144
77,012	RPX Corp.(b)	775,511
42,513	Saia, Inc.(b)	1,228,201
412,218	Scorpio Bulkers, Inc.(b)(c)	1,356,197
88,483	Seaspan Corp. (Hong Kong)(c)	1,327,245
27,085	Simpson Manufacturing Co., Inc.	1,105,068
47,047	SkyWest, Inc.	1,353,542
11,493	SolarCity Corp.(b)(c)	306,863
16,861	Sparton Corp.(b)	350,877
3,111	Spirit Airlines, Inc.(b)	132,995

110,363	SPX Corp.(b)	$1,670,896
9,021	Standex International Corp.	801,065
136,882	Steelcase, Inc., Class A	1,984,789
71,418	Sterling Construction Co., Inc.(b)	415,653
13,489	Sun Hydraulics Corp.	407,368
12,600	TASER International, Inc.(b)(c)	364,896
33,176	Team, Inc.(b)	915,989
15,052	Tennant Co.	964,532
58,922	Tetra Tech, Inc.	1,940,301
85,023	Textainer Group Holdings Ltd.(c)	1,010,073
29,632	Thermon Group Holdings, Inc.(b)	597,974
296,238	Titan International, Inc.	1,958,133
120,506	Titan Machinery, Inc.(b)(c)	1,350,872
24,034	Toro Co. (The)	2,209,926
50,994	TransUnion(b)	1,668,524
10,475	Trex Co., Inc.(b)	508,038
74,256	TriMas Corp.(b)	1,326,955
39,764	TriNet Group, Inc.(b)	862,481
60,095	TrueBlue, Inc.(b)	1,341,921
149,080	Tutor Perini Corp.(b)	3,744,890
27,229	Twin Disc, Inc.	256,769
12,275	UniFirst Corp.	1,434,702
66,344	Univar, Inc.(b)	1,214,759
21,627	Universal Forest Products, Inc.	2,338,311
15,103	Universal Logistics Holdings, Inc.	225,790
14,648	US Ecology, Inc.	663,554
21,174	USA Truck, Inc.(b)	408,235
71,276	USG Corp.(b)	2,007,132
42,153	Vectrus, Inc.(b)	1,313,066
37,100	Veritiv Corp.(b)	1,566,362
36,262	Viad Corp.	1,262,643
3,110	Virgin America, Inc.(b)(c)	173,911
5,090	VSE Corp.	323,520
105,596	Wabash National Corp.(b)	1,529,030
7,453	WageWorks, Inc.(b)	460,670
22,041	Watts Water Technologies, Inc., Class A	1,363,236
66,897	Werner Enterprises, Inc.	1,680,453
90,098	Wesco Aircraft Holdings, Inc.(b)	1,157,759
89,561	West Corp.	1,980,194
47,320	Woodward, Inc.	2,770,113
51,160	Xerium Technologies, Inc.(b)	381,142
59,204	XPO Logistics, Inc.(b)(c)	1,753,622

		250,039,619

	Information Technology - 15.8%
121,885	3D Systems Corp.(b)(c)	1,632,040
26,888	8x8, Inc.(b)	369,710
67,509	ACI Worldwide, Inc.(b)	1,337,353
47,562	Actua Corp.(b)	474,669
71,831	Acxiom Corp.(b)	1,648,521
50,649	ADTRAN, Inc.	921,812
24,620	Advanced Energy Industries, Inc.(b)	1,002,526
27,457	Alpha & Omega Semiconductor Ltd.(b)	392,361
7,196	Ambarella, Inc.(b)	417,224
28,562	Applied Micro Circuits Corp.(b)	187,938
6,264	Arista Networks, Inc.(b)(c)	446,435
6,324	Aspen Technology, Inc.(b)	264,912
49,387	AVG Technologies NV(b)	1,221,341
54,398	Avid Technology, Inc.(b)	354,131
79,005	AVX Corp.	1,079,208
26,073	Axcelis Technologies, Inc.(b)	278,981
6,931	Badger Meter, Inc.	483,368
49,706	Bankrate, Inc.(b)	396,157
53,957	Bazaarvoice, Inc.(b)	223,922
23,058	Bel Fuse, Inc., Class B	472,458
34,680	Belden, Inc.	2,538,923
48,015	Black Box Corp.	655,405

Schedule of Investments(a)

9,223	Black Knight Financial Services, Inc., Class A(b)	$358,314
13,091	Blackbaud, Inc.	875,133
25,546	Blackhawk Network Holdings, Inc.(b)	888,745
115,000	Blucora, Inc.(b)	1,174,150
16,220	Bottomline Technologies (de), Inc.(b)	342,404
8,755	BroadSoft, Inc.(b)	392,487
87,469	Brooks Automation, Inc.	1,095,987
41,446	Cabot Microelectronics Corp.	2,180,889
12,795	CalAmp Corp.(b)	181,689
50,093	Calix, Inc.(b)	386,718
70,430	Canadian Solar, Inc. (Canada)(b)(c)	1,000,106
28,394	Cardtronics PLC, Class A(b)	1,249,052
5,149	Cass Information Systems, Inc.	267,594
7,496	Cavium, Inc.(b)	349,838
10,052	CEVA, Inc.(b)	302,163
42,108	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	730,995
150,470	Ciber, Inc.(b)	210,658
48,890	Ciena Corp.(b)	938,199
11,931	Cimpress NV (Netherlands)(b)	1,131,059
39,169	Cirrus Logic, Inc.(b)	1,903,222
25,742	Cognex Corp.	1,162,766
16,403	Coherent, Inc.(b)	1,739,538
26,936	Cohu, Inc.	284,444
606	Commercehub, Inc., Series A(b)	8,545
1,213	Commercehub, Inc., Series C(b)	16,982
19,256	CommVault Systems, Inc.(b)	996,305
6,100	comScore, Inc.(b)	158,295
44,623	Comtech Telecommunications Corp.	583,223
81,902	Convergys Corp.	2,182,688
48,149	CoreLogic, Inc.(b)	1,939,442
8,918	CoStar Group, Inc.(b)	1,854,052
15,982	Cray, Inc.(b)	504,392
22,549	CSG Systems International, Inc.	907,823
36,192	CTS Corp.	691,629
169,015	Cypress Semiconductor Corp.	1,967,335
85,479	Daktronics, Inc.	553,049
52,420	Datalink Corp.(b)	449,764
42,221	DHI Group, Inc.(b)	307,791
41,148	Digi International, Inc.(b)	457,154
52,948	Diodes, Inc.(b)	980,067
39,246	Dolby Laboratories, Inc., Class A	1,974,466
22,762	DSP Group, Inc.(b)	246,512
13,222	DTS, Inc.(b)	367,439
191,586	EarthLink Holdings Corp.	1,298,953
115,812	Eastman Kodak Co.(b)(c)	1,961,855
14,692	Ebix, Inc.(c)	783,377
20,987	Electro Rent Corp.	324,669
41,440	Electro Scientific Industries, Inc.(b)	280,549
30,043	Electronics for Imaging, Inc.(b)	1,330,604
3,544	Ellie Mae, Inc.(b)	326,438
19,111	Endurance International Group Holdings, Inc.(b)(c)	171,617
82,384	EnerNOC, Inc.(b)(c)	616,232
92,947	Entegris, Inc.(b)	1,588,464
12,913	Envestnet, Inc.(b)	492,889
12,253	EPAM Systems, Inc.(b)	860,651
40,614	EPIQ Systems, Inc.	663,633
9,329	ePlus, Inc.(b)	784,662
25,681	Euronet Worldwide, Inc.(b)	1,958,433
123,879	Everi Holdings, Inc.(b)	235,370
45,242	EVERTEC, Inc.	778,162
34,995	Everyday Health, Inc.(b)	285,559
38,586	Exar Corp.(b)	323,351
12,104	ExlService Holdings, Inc.(b)	599,269
97,816	Extreme Networks, Inc.(b)	380,504

20,703	Fabrinet (Thailand)(b)	$781,745
9,108	Fair Isaac Corp.	1,153,437
19,161	FARO Technologies, Inc.(b)	668,336
18,943	FEI Co.	2,015,914
108,501	Finisar Corp.(b)	2,035,479
61,146	FireEye, Inc.(b)	1,065,163
8,365	Fleetmatics Group PLC(b)	359,360
43,410	FormFactor, Inc.(b)	405,883
10,682	Forrester Research, Inc.	437,214
32,073	Fortinet, Inc.(b)	1,112,612
18,664	Gartner, Inc.(b)	1,871,066
34,323	Global Payments, Inc.	2,562,555
16,117	Gogo, Inc.(b)(c)	135,544
29,124	GrubHub, Inc.(b)	1,104,382
11,740	Guidewire Software, Inc.(b)	721,658
14,508	Hackett Group, Inc. (The)	194,262
189,712	Harmonic, Inc.(b)	624,152
52,152	Higher One Holdings, Inc.(b)	267,540
26,540	Hollysys Automation Technologies Ltd. (China)(b)	519,919
58,614	Hutchinson Technology, Inc.(b)	115,470
53,132	II-VI, Inc.(b)	1,067,953
36,000	Infinera Corp.(b)	315,360
16,055	Infoblox, Inc.(b)	300,550
9,436	Inphi Corp.(b)	331,958
80,741	Insight Enterprises, Inc.(b)	2,147,711
60,410	Integrated Device Technology, Inc.(b)	1,328,416
7,454	Interactive Intelligence Group, Inc.(b)	402,143
25,272	InterDigital, Inc.	1,492,312
194,457	Internap Corp.(b)	431,695
128,032	Intersil Corp., Class A	1,956,329
23,435	InterXion Holding NV (Netherlands)(b)	887,718
37,417	Intralinks Holdings, Inc.(b)	260,422
56,435	InvenSense, Inc.(b)(c)	382,629
10,318	IPG Photonics Corp.(b)	869,704
45,160	Itron, Inc.(b)	1,927,880
56,043	Ixia(b)	644,494
22,061	IXYS Corp.	241,347
19,645	j2 Global, Inc.	1,313,072
23,367	Jack Henry & Associates, Inc.	2,085,505
129,190	KEMET Corp.(b)	444,414
37,539	Kimball Electronics, Inc.(b)	473,742
181,311	Knowles Corp.(b)(c)	2,436,820
116,955	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,468,955
22,897	KVH Industries, Inc.(b)	207,676
106,051	Lattice Semiconductor Corp.(b)	637,367
79,222	Lionbridge Technologies, Inc.(b)	357,291
110,066	Liquidity Services, Inc.(b)	889,333
10,497	Littelfuse, Inc.	1,312,335
44,950	LivePerson, Inc.(b)	300,041
4,213	LogMeIn, Inc.(b)	361,939
25,388	Lumentum Holdings, Inc.(b)	767,987
5,498	Luxoft Holding, Inc., Class A(b)	323,942
4,637	MACOM Technology Solutions Holdings, Inc.(b)	183,208
176,563	Magnachip Semiconductor Corp. (South Korea)(b)(c)	1,050,550
10,797	Manhattan Associates, Inc.(b)	626,766
52,903	ManTech International Corp., Class A	2,090,198
37,778	Marchex, Inc., Class B(b)	119,756
25,081	MAXIMUS, Inc.	1,477,773
41,010	Maxwell Technologies, Inc.(b)(c)	225,555
16,621	Mellanox Technologies Ltd. (Israel)(b)	734,316
87,580	Mentor Graphics Corp.	1,870,709
5,179	MercadoLibre, Inc. (Argentina)	792,801
29,428	Methode Electronics, Inc.	1,030,863

Schedule of Investments(a)

54,519	Microsemi Corp.(b)	$2,126,241
3,595	MicroStrategy, Inc., Class A(b)	628,730
43,699	MKS Instruments, Inc.	1,996,170
9,441	Mobileye NV(b)	452,318
94,778	ModusLink Global Solutions, Inc.(b)	121,316
131,182	MoneyGram International, Inc.(b)	913,027
7,710	Monolithic Power Systems, Inc.	560,671
16,859	Monotype Imaging Holdings, Inc.	333,640
220,127	Monster Worldwide, Inc.(b)	556,921
12,210	MTS Systems Corp.	579,120
20,492	Nanometrics, Inc.(b)	410,660
61,695	National Instruments Corp.	1,769,413
17,508	NeoPhotonics Corp.(b)	219,725
82,047	Net 1 UEPS Technologies, Inc. (South Africa)(b)	848,366
37,988	NETGEAR, Inc.(b)	1,953,723
38,336	NetScout Systems, Inc.(b)	1,072,641
3,625	NetSuite, Inc.(b)(c)	394,581
78,948	NeuStar, Inc., Class A(b)(c)	1,988,700
32,452	NIC, Inc.	756,781
27,780	Novanta, Inc.(b)	436,424
64,245	Oclaro, Inc.(b)(c)	368,124
36,627	Orbotech Ltd. (Israel)(b)	1,044,968
16,260	OSI Systems, Inc.(b)	966,982
3,660	Palo Alto Networks, Inc.(b)	479,057
55,689	Pandora Media, Inc.(b)(c)	757,370
49,856	Park Electrochemical Corp.	807,667
15,663	PC Connection, Inc.	404,262
10,845	Pegasystems, Inc.	302,575
28,059	Perficient, Inc.(b)	623,471
96,847	Photronics, Inc.(b)	935,542
33,687	Plantronics, Inc.	1,625,061
57,407	Plexus Corp.(b)	2,637,278
190,273	Polycom, Inc.(b)	2,357,482
12,528	Power Integrations, Inc.	714,973
38,592	Progress Software Corp.(b)	1,121,484
61,878	PTC, Inc.(b)	2,458,413
20,298	Qlik Technologies, Inc.(b)	613,000
94,859	QLogic Corp.(b)	1,472,212
6,908	Qualys, Inc.(b)	216,842
747,303	Quantum Corp.(b)	455,855
63,208	QuinStreet, Inc.(b)	229,445
22,787	Quotient Technology, Inc.(b)	288,483
103,633	Rackspace Hosting, Inc.(b)	2,428,121
35,862	Radware Ltd. (Israel)(b)	441,461
45,963	Rambus, Inc.(b)	621,420
17,264	RealPage, Inc.(b)	434,190
50,823	RetailMeNot, Inc.(b)	424,372
62,440	Rocket Fuel, Inc.(b)(c)	139,866
40,413	Rofin-Sinar Technologies, Inc.(b)	1,277,051
20,541	Rogers Corp.(b)	1,405,826
81,065	Rovi Corp.(b)	1,524,833
29,793	Rudolph Technologies, Inc.(b)	524,953
43,702	Sabre Corp.	1,273,913
40,009	SeaChange International, Inc.(b)	128,029
46,670	Semtech Corp.(b)	1,186,351
8,200	ServiceNow, Inc.(b)	614,344
32,427	ShoreTel, Inc.(b)	238,014
32,128	Sigma Designs, Inc.(b)	215,258
58,723	Silicon Graphics International Corp.(b)	317,104
26,592	Silicon Laboratories, Inc.(b)	1,416,822
39,069	SINA Corp. (China)(b)	2,105,038
35,850	Sohu.com, Inc. (China)(b)	1,386,678
38,115	Sonus Networks, Inc.(b)	328,551
20,327	Splunk, Inc.(b)	1,271,251
3,938	SPS Commerce, Inc.(b)	249,354
44,548	SS&C Technologies Holdings, Inc.	1,435,337

2,580	Stamps.com, Inc.(b)(c)	$195,577
100,064	Stratasys Ltd.(b)(c)	2,095,340
165,615	SunEdison Semiconductor PTE Ltd.(b)	1,068,217
40,318	SunPower Corp.(b)(c)	587,836
24,929	Super Micro Computer, Inc.(b)	537,220
44,239	Sykes Enterprises, Inc.(b)	1,357,695
14,368	Synaptics, Inc.(b)	746,418
22,037	Synchronoss Technologies, Inc.(b)	822,862
15,913	Syntel, Inc.(b)	721,018
10,604	Tableau Software, Inc., Class A(b)	599,232
49,379	Take-Two Interactive Software, Inc.(b)	1,984,048
26,383	Tangoe, Inc.(b)	213,438
42,625	Telenav, Inc.(b)	212,273
18,904	TeleTech Holdings, Inc.	539,520
30,928	Tessera Technologies, Inc.	994,026
67,129	TiVo, Inc.(b)	707,540
154,402	TTM Technologies, Inc.(b)	1,536,300
111,022	Twitter, Inc.(b)	1,847,406
5,079	Tyler Technologies, Inc.(b)	827,979
5,763	Ubiquiti Networks, Inc.(b)(c)	257,721
3,113	Ultimate Software Group, Inc. (The)(b)	650,928
87,052	Ultra Clean Holdings, Inc.(b)	556,262
22,313	Ultratech, Inc.(b)	545,330
8,552	Universal Display Corp.(b)	605,824
13,499	VASCO Data Security International, Inc.(b)	225,568
64,328	Veeco Instruments, Inc.(b)	1,078,781
92,383	VeriFone Systems, Inc.(b)	1,770,058
49,216	Verint Systems, Inc.(b)	1,735,848
27,075	ViaSat, Inc.(b)	1,998,947
175,871	Viavi Solutions, Inc.(b)	1,253,960
17,142	Virtusa Corp.(b)	466,262
27,163	Vishay Precision Group, Inc.(b)	357,193
38,773	VMware, Inc., Class A(b)(c)	2,829,654
24,586	Web.com Group, Inc.(b)	463,692
9,958	WebMD Health Corp.(b)	607,538
31,165	WEX, Inc.(b)	2,919,537
10,255	Workday, Inc., Class A(b)	854,652
57,528	Xcerra Corp.(b)	350,921
13,140	XO Group, Inc.(b)	239,542
18,700	Xura, Inc.(b)	464,695
133,361	Yandex NV, Class A (Russia)(b)	2,887,266
24,470	Yelp, Inc., Class A(b)	787,200
28,353	Zebra Technologies Corp., Class A(b)	1,502,993
15,682	Zedge, Inc., Class B(b)	65,237
6,499	Zillow Group, Inc., Class A(b)(c)	256,126
12,481	Zillow Group, Inc., Class C(b)(c)	489,879
788,705	Zynga, Inc., Class A(b)	2,263,583

		232,327,958

	Materials - 6.7%
65,768	A. Schulman, Inc.	1,927,660
7,128	AEP Industries, Inc.	573,519
30,627	American Vanguard Corp.	455,730
9,959	Balchem Corp.	636,081
128,475	Boise Cascade Co.(b)	3,490,666
55,462	Calgon Carbon Corp.	765,376
164,547	Century Aluminum Co.(b)(c)	1,248,912
49,018	Clearwater Paper Corp.(b)	3,083,722
210,222	Coeur Mining, Inc.(b)	3,220,601
5,102	Deltic Timber Corp.	351,630
24,571	Eagle Materials, Inc.	2,062,735
131,926	Ferro Corp.(b)	1,709,761
66,560	Flotek Industries, Inc.(b)(c)	945,152
32,064	FutureFuel Corp.	367,453
196,224	Gold Resource Corp.(c)	1,102,779
81,219	Greif, Inc., Class A	3,259,318
47,411	H.B. Fuller Co.	2,207,456

Schedule of Investments(a)

13,398	Hawkins, Inc.	$572,631
20,312	Haynes International, Inc.	771,450
39,858	Headwaters, Inc.(b)	792,776
528,857	Hecla Mining Co.(c)	3,432,282
44,122	Innophos Holdings, Inc.	1,899,893
20,210	Innospec, Inc.	1,015,957
395,250	Intrepid Potash, Inc.(b)	509,872
22,080	Kaiser Aluminum Corp.	1,829,328
160,772	KapStone Paper and Packaging Corp.	2,295,824
8,395	KMG Chemicals, Inc.	230,779
58,374	Koppers Holdings, Inc.(b)	1,845,786
92,657	Kraton Performance Polymers, Inc.(b)	2,771,371
98,390	Kronos Worldwide, Inc.(c)	555,904
115,861	Louisiana-Pacific Corp.(b)	2,340,392
128,803	LSB Industries, Inc.(b)(c)	1,491,539
40,333	Materion Corp.	1,065,195
140,479	McEwen Mining, Inc.(c)	623,727
64,339	Mercer International, Inc. (Canada)	507,635
28,668	Minerals Technologies, Inc.	1,870,874
43,412	Myers Industries, Inc.	649,009
13,682	Neenah Paper, Inc.	1,032,033
42,594	Olympic Steel, Inc.	1,220,744
66,630	OMNOVA Solutions, Inc.(b)	630,986
40,284	Orion Engineered Carbons SA	658,643
91,506	P.H. Glatfelter Co.	1,890,514
269,644	Platform Specialty Products Corp.(b)(c)	2,480,725
11,379	Quaker Chemical Corp.	1,088,515
112,315	Rayonier Advanced Materials, Inc.	1,546,578
157,786	Rentech, Inc.(b)	403,932
293,750	Resolute Forest Products, Inc.(b)(c)	1,621,500
46,245	Royal Gold, Inc.	3,909,552
76,871	Ryerson Holding Corp.(b)	1,110,017
132,644	Schnitzer Steel Industries, Inc., Class A	2,585,232
36,798	Schweitzer-Mauduit International, Inc.	1,391,332
31,239	Scotts Miracle-Gro Co. (The), Class A	2,303,876
27,419	Stepan Co.	1,763,316
165,230	Stillwater Mining Co.(b)	2,528,019
327,715	SunCoke Energy, Inc.	2,500,465
186,764	TimkenSteel Corp.	1,871,375
46,971	Tredegar Corp.	831,387
30,631	Trinseo SA	1,525,117
485,242	Tronox Ltd., Class A	3,149,221
7,477	US Concrete, Inc.(b)	482,267
41,999	Westlake Chemical Corp.	1,921,034
63,749	Worthington Industries, Inc.	2,824,718

		97,751,873

	Telecommunication Services - 1.4%
9,025	Atn International, Inc.	663,518
32,372	Boingo Wireless, Inc.(b)	296,528
590,385	Cincinnati Bell, Inc.(b)	2,951,925
18,559	Cogent Communications Group, Inc.	793,026
75,262	Consolidated Communications Holdings, Inc.	2,103,573
52,260	FairPoint Communications, Inc.(b)	846,089
49,022	General Communication, Inc., Class A(b)	754,449
17,074	Hawaiian Telcom Holdco, Inc.(b)	379,043
48,644	IDT Corp., Class B	742,307
41,732	Inteliquent, Inc.	857,593
237,671	Intelsat SA(b)(c)	546,643
185,934	Iridium Communications, Inc.(b)(c)	1,669,687
34,132	Lumos Networks Corp.(b)	399,344
28,378	ORBCOMM, Inc.(b)	300,523
21,470	SBA Communications Corp., Class A(b)	2,469,050
27,780	Shenandoah Telecommunications Co.	1,141,202
39,379	Spok Holdings, Inc.	727,724
33,529	United States Cellular Corp.(b)	1,356,248
188,033	Vonage Holdings Corp.(b)	1,115,036

30,990	Zayo Group Holdings, Inc.(b)	$877,017

		20,990,525

	Utilities - 1.6%
24,639	American States Water Co.	1,064,405
7,625	Artesian Resources Corp., Class A	259,936
54,911	Atlantica Yield PLC (Spain)(c)	1,106,457
26,068	Avangrid, Inc.	1,176,710
49,798	California Water Service Group	1,679,687
11,219	Chesapeake Utilities Corp.	718,801
8,223	Connecticut Water Service, Inc.	419,784
18,069	Consolidated Water Co. Ltd. (Cayman Islands)	242,667
48,884	El Paso Electric Co.	2,330,789
51,495	Empire District Electric Co. (The)	1,736,926
28,613	MGE Energy, Inc.	1,606,620
14,484	Middlesex Water Co.	598,334
36,263	Northwest Natural Gas Co.	2,354,919
20,522	NRG Yield, Inc., Class A	352,568
37,359	NRG Yield, Inc., Class C(c)	670,220
18,566	Ormat Technologies, Inc.	847,352
50,101	Otter Tail Corp.	1,746,020
36,503	Pattern Energy Group, Inc.	889,578
15,056	SJW Corp.	637,772
72,644	South Jersey Industries, Inc.	2,315,891
30,606	TerraForm Power, Inc., Class A(c)	359,927
18,842	Unitil Corp.	824,149

		23,939,512

	Total Common Stocks and Other Equity Interests (Cost $1,388,961,638)	1,466,751,248

	Money Market Fund - 0.2%
3,108,212	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $3,108,212)	3,108,212

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,392,069,850) - 100.2%	1,469,859,460

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.7%
112,433,750	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $112,433,750)	112,433,750

	Total Investments (Cost $1,504,503,600)(f)- 107.9%	1,582,293,210
	Other assets less liabilities - (7.9)%	(115,378,627)

	Net Assets - 100.0%	$1,466,914,583

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.

Schedule of Investments(a)

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,519,712,383. The net unrealized appreciation was $62,580,827, which consisted of aggregate gross unrealized appreciation of $194,635,888 and aggregate gross unrealized depreciation of $132,055,061.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Growth Portfolio (PWB)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 32.1%
20,190	Amazon.com, Inc.(b)	$15,320,374
8,049	AutoZone, Inc.(b)	6,551,645
126,816	Carnival Corp.	5,924,844
112,325	CBS Corp., Class B	5,865,611
68,572	Dollar General Corp.	6,496,511
107,369	Home Depot, Inc. (The)	14,842,691
76,705	Lowe’s Cos., Inc.	6,311,287
116,681	McDonald’s Corp.	13,727,520
255,934	NIKE, Inc., Class B	14,204,337
23,181	O’Reilly Automotive, Inc.(b)	6,737,094
114,304	Ross Stores, Inc.	7,067,416
1,556,379	Sirius XM Holdings, Inc.(b)	6,832,504
111,755	Starbucks Corp.	6,487,378
80,407	TJX Cos., Inc. (The)	6,570,860
143,393	Walt Disney Co. (The)	13,758,558
74,625	Yum! Brands, Inc.	6,672,967

		143,371,597

	Consumer Staples - 16.9%
224,843	Altria Group, Inc.	15,221,871
39,051	Constellation Brands, Inc., Class A	6,428,966
148,349	CVS Health Corp.	13,754,919
66,992	Estee Lauder Cos., Inc. (The), Class A	6,223,557
177,207	Hormel Foods Corp.	6,618,682
137,634	Mondelez International, Inc., Class A	6,053,143
144,998	Philip Morris International, Inc.	14,537,500
126,660	Sysco Corp.	6,559,721

		75,398,359

	Financials - 4.2%
201,216	Charles Schwab Corp. (The)	5,718,559
93,481	Marsh & McLennan Cos., Inc.	6,146,376
55,290	S&P Global, Inc.	6,756,438

		18,621,373

	Health Care - 20.8%
142,306	Baxter International, Inc.	6,833,534
36,909	Becton, Dickinson and Co.	6,495,984
201,668	Bristol-Myers Squibb Co.	15,086,783
61,608	Edwards Lifesciences Corp.(b)	7,055,348
191,771	Eli Lilly & Co.	15,895,898
35,475	Humana, Inc.	6,121,211
9,681	Intuitive Surgical, Inc.(b)	6,735,653
34,009	McKesson Corp.	6,616,791
40,514	Thermo Fisher Scientific, Inc.	6,435,244
107,321	UnitedHealth Group, Inc.	15,368,367

		92,644,813

	Information Technology - 24.6%
51,818	Accenture PLC, Class A	5,845,589
156,667	Activision Blizzard, Inc.	6,291,747
61,547	Adobe Systems, Inc.(b)	6,022,989
19,237	Alphabet, Inc., Class A(b)	15,223,008
81,417	Electronic Arts, Inc.(b)	6,213,745
120,463	Facebook, Inc., Class A(b)	14,930,184
58,625	Fiserv, Inc.(b)	6,469,855
57,126	Intuit, Inc.	6,340,415
147,983	MasterCard, Inc., Class A	14,093,901
134,276	NVIDIA Corp.	7,667,160
113,441	Paychex, Inc.	6,724,782
180,529	Visa, Inc., Class A	14,090,288

		109,913,663

	Materials - 1.4%
21,123	Sherwin-Williams Co. (The)	$6,331,197

	Total Investments (Cost $391,513,921)(c)-100.0%	446,281,002
	Other assets less liabilities-(0.0)%	(24,354)

	Net Assets-100.0%	$446,256,648

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $392,399,944. The net unrealized appreciation was $53,881,058, which consisted of aggregate gross unrealized appreciation of $56,708,275 and aggregate gross unrealized depreciation of $2,827,217.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Large Cap Value Portfolio (PWV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 2.7%
1,049,485	Ford Motor Co.	$13,286,480
170,806	Omnicom Group, Inc.	14,055,626

		27,342,106

	Consumer Staples - 8.2%
189,495	Kellogg Co.	15,673,132
323,033	PepsiCo, Inc.	35,184,754
465,530	Wal-Mart Stores, Inc.	33,969,724

		84,827,610

	Energy - 4.5%
365,917	Exxon Mobil Corp.	32,548,317
258,669	Valero Energy Corp.	13,523,216

		46,071,533

	Financials - 13.9%
202,929	Aflac, Inc.	14,667,708
208,562	Allstate Corp. (The)	14,251,041
215,438	American Express Co.	13,887,134
110,955	Chubb Ltd.	13,898,223
248,599	Discover Financial Services	14,130,367
312,293	Hartford Financial Services Group, Inc. (The)	12,444,876
503,383	JPMorgan Chase & Co.	32,201,411
308,404	MetLife, Inc.	13,181,187
123,625	Travelers Cos., Inc. (The)	14,367,698

		143,029,645

	Health Care - 17.4%
124,639	Aetna, Inc.	14,359,659
109,577	Cigna Corp.	14,131,050
188,282	Express Scripts Holding Co.(b)	14,322,612
383,783	Gilead Sciences, Inc.	30,499,235
291,318	Johnson & Johnson	36,481,753
583,149	Merck & Co., Inc.	34,207,520
951,641	Pfizer, Inc.	35,106,037

		179,107,866

	Industrials - 11.7%
445,988	American Airlines Group, Inc.	15,832,574
109,237	Boeing Co. (The)	14,600,617
124,652	Cummins, Inc.	15,303,526
229,037	Eaton Corp. PLC	14,523,236
270,415	Emerson Electric Co.	15,116,199
98,620	General Dynamics Corp.	14,486,292
134,001	Illinois Tool Works, Inc.	15,463,715
168,045	Norfolk Southern Corp.	15,087,080

		120,413,239

	Information Technology - 20.1%
1,138,880	Cisco Systems, Inc.	34,770,006
773,034	Hewlett Packard Enterprise Co.	16,249,175
1,071,797	HP, Inc.	15,015,876
1,043,279	Intel Corp.	36,368,706
215,497	International Business Machines Corp.	34,613,128
629,515	Microsoft Corp.	35,680,910
821,971	Oracle Corp.	33,733,690

		206,431,491

	Materials - 2.7%
270,516	Dow Chemical Co. (The)	14,518,594
173,410	LyondellBasell Industries NV, Class A	13,050,836

		27,569,430

	Telecommunication Services - 7.1%
844,737	AT&T, Inc.	36,568,665
650,660	Verizon Communications, Inc.	36,053,070

		72,621,735

	Utilities - 11.7%
219,493	American Electric Power Co., Inc.	$15,210,865
194,055	Consolidated Edison, Inc.	15,539,924
199,429	Edison International	15,431,816
117,789	NextEra Energy, Inc.	15,111,151
237,155	PG&E Corp.	15,163,691
364,933	PPL Corp.	13,761,623
287,136	Southern Co. (The)	15,361,776
344,955	Xcel Energy, Inc.	15,171,121

		120,751,967

	Total Investments (Cost $939,011,692)(c)-100.0%	1,028,166,622
	Other assets less liabilities-0.0%	471,916

	Net Assets-100.0%	$1,028,638,538

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $946,133,781. The net unrealized appreciation was $82,032,841, which consisted of aggregate gross unrealized appreciation of $100,115,704 and aggregate gross unrealized depreciation of $18,082,863.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Equal Weight Portfolio (EQWS)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.5%
588	1-800-FLOWERS.COM, Inc., Class A(b)	$5,368
221	Aaron’s, Inc.	5,293
258	Abercrombie & Fitch Co., Class A	5,343
181	AMC Entertainment Holdings, Inc., Class A	5,325
317	American Axle & Manufacturing Holdings, Inc.(b)	5,519
329	American Eagle Outfitters, Inc.	5,896
178	American Public Education, Inc.(b)	5,098
120	America’s Car-Mart, Inc.(b)	4,210
539	Apollo Education Group, Inc., Class A(b)	4,846
296	Arctic Cat, Inc.	4,621
89	Asbury Automotive Group, Inc.(b)	5,411
675	Ascena Retail Group, Inc.(b)	5,488
326	Ascent Capital Group, Inc., Class A(b)	5,549
486	Barnes & Noble Education, Inc.(b)	5,618
437	Barnes & Noble, Inc.	5,716
173	Bassett Furniture Industries, Inc.	4,469
646	Beazer Homes USA, Inc.(b)	6,195
498	Belmond Ltd., Class A (United Kingdom)(b)	5,722
554	Big 5 Sporting Goods Corp.	5,850
99	Big Lots, Inc.	5,265
13	Biglari Holdings, Inc.(b)	5,396
108	BJ’s Restaurants, Inc.(b)	4,195
264	Bloomin’ Brands, Inc.	4,747
184	Blue Nile, Inc.	5,347
123	Bob Evans Farms, Inc.	4,524
279	Bojangles’, Inc.(b)	4,849
600	Boot Barn Holdings, Inc.(b)	6,456
256	Boyd Gaming Corp.(b)	5,020
650	Bridgepoint Education, Inc.(b)	4,634
73	Bright Horizons Family Solutions, Inc.(b)	4,896
190	Buckle, Inc. (The)	5,204
35	Buffalo Wild Wings, Inc.(b)	5,879
356	Build-A-Bear Workshop, Inc.(b)	4,852
445	Caesars Acquisition Co., Class A(b)	4,788
580	Caesars Entertainment Corp.(b)	4,002
203	Caleres, Inc.	5,343
468	Callaway Golf Co.	5,008
1,071	Cambium Learning Group, Inc.(b)	5,184
95	Capella Education Co.	5,688
838	Career Education Corp.(b)	5,791
160	Carmike Cinemas, Inc.(b)	4,931
216	Carriage Services, Inc.	5,251
412	Carrols Restaurant Group, Inc.(b)	4,989
130	Cato Corp. (The), Class A	4,650
54	Cavco Industries, Inc.(b)	5,367
2,133	Central European Media Enterprises Ltd., Class A (Bermuda)(b)	4,927
840	Century Casinos, Inc.(b)	5,359
276	Century Communities, Inc.(b)	4,885
100	Cheesecake Factory, Inc. (The)	5,173
987	Chegg, Inc.(b)	5,320
447	Chico’s FAS, Inc.	5,368
65	Children’s Place, Inc. (The)	5,433
41	Churchill Downs, Inc.	5,376
138	Chuy’s Holdings, Inc.(b)	4,653
304	Citi Trends, Inc.	5,071
376	ClubCorp Holdings, Inc.	5,452

256	Collectors Universe, Inc.	$5,507
82	Columbia Sportswear Co.	4,694
585	Conn’s, Inc.(b)	4,159
985	Container Store Group, Inc. (The)(b)	5,447
157	Cooper Tire & Rubber Co.	5,179
59	Cooper-Standard Holding, Inc.(b)	5,195
757	Core-Mark Holding Co., Inc.	37,063
29	Cracker Barrel Old Country Store, Inc.	4,565
434	Crocs, Inc.(b)	4,917
180	CSS Industries, Inc.	4,736
443	Culp, Inc.	12,639
23	Daily Journal Corp.(b)	5,253
403	Dana, Inc.	5,497
104	Dave & Buster’s Entertainment, Inc.(b)	4,628
85	Deckers Outdoor Corp.(b)	5,611
327	Del Frisco’s Restaurant Group, Inc.(b)	4,879
551	Del Taco Restaurants, Inc.(b)	5,791
224	Delta Apparel, Inc.(b)	5,351
450	Denny’s Corp.(b)	5,022
1,035	Destination XL Group, Inc.(b)	5,341
278	DeVry Education Group, Inc.	6,191
197	Diamond Resorts International, Inc.(b)	5,945
60	DineEquity, Inc.	4,882
91	Dorman Products, Inc.(b)	5,797
120	DreamWorks Animation SKG, Inc., Class A(b)	4,916
60	Drew Industries, Inc.	5,497
233	DSW, Inc., Class A	5,653
198	Duluth Holdings, Inc., Class B(b)	4,910
288	E.W. Scripps Co. (The), Class A(b)	4,884
397	El Pollo Loco Holdings, Inc.(b)	5,225
332	Eldorado Resorts, Inc.(b)	4,797
295	Empire Resorts, Inc.(b)	4,567
360	Entercom Communications Corp., Class A	5,260
752	Entravision Communications Corp., Class A	5,460
365	Eros International PLC, Class A(b)	6,355
484	Escalade, Inc.	5,193
149	Ethan Allen Interiors, Inc.	5,175
503	Etsy, Inc.(b)	5,060
340	Express, Inc.(b)	5,086
580	Federal-Mogul Holdings Corp.(b)	5,127
215	Fiesta Restaurant Group, Inc.(b)	4,803
280	Finish Line, Inc. (The), Class A	6,084
107	Five Below, Inc.(b)	5,458
117	Flexsteel Industries, Inc.	4,809
399	Fogo de Chao, Inc.(b)	5,438
157	Fossil Group, Inc.(b)	4,961
267	Fox Factory Holding Corp.(b)	5,124
446	Francesca’s Holdings Corp.(b)	5,669
318	Fred’s, Inc., Class A	5,053
186	FTD Cos., Inc.(b)	4,708
643	Gaia, Inc., Class A(b)	5,253
326	Gannett Co., Inc.	4,160
74	Genesco, Inc.(b)	5,137
133	Gentherm, Inc.(b)	4,463
111	G-III Apparel Group Ltd.(b)	4,443
811	Global Eagle Entertainment, Inc.(b)	6,650
1,410	GNC Holdings, Inc., Class A	28,778
371	Golden Entertainment, Inc.	5,049
438	GoPro, Inc., Class A(b)	5,536
119	Grand Canyon Education, Inc.(b)	5,005
436	Gray Television, Inc.(b)	4,316
2,962	Green Brick Partners, Inc.(b)	20,912
88	Group 1 Automotive, Inc.	5,484
312	Guess?, Inc.	4,593
303	Habit Restaurants, Inc. (The), Class A(b)	4,921
271	Haverty Furniture Cos., Inc.	4,995
48	Helen of Troy Ltd.(b)	4,781
438	Hemisphere Media Group, Inc., Class A(b)	5,558
142	Hibbett Sports, Inc.(b)	4,959

Schedule of Investments(a)

209	Hooker Furniture Corp.	$4,834
400	Horizon Global Corp.(b)	5,220
305	Houghton Mifflin Harcourt Co.(b)	5,170
2,973	Hovnanian Enterprises, Inc., Class A(b)	5,470
100	HSN, Inc.	5,116
667	Iconix Brand Group, Inc.(b)	4,802
169	IMAX Corp.(b)	5,339
370	Installed Building Products, Inc.(b)	13,257
145	International Speedway Corp., Class A	4,897
320	Interval Leisure Group, Inc.	5,754
408	Intrawest Resorts Holdings, Inc.(b)	5,932
156	iRobot Corp.(b)	5,916
265	Isle of Capri Casinos, Inc.(b)	4,963
462	J. Alexander’s Holdings, Inc.(b)	4,421
58	Jack in the Box, Inc.	5,127
630	JAKKS Pacific, Inc.(b)	5,809
483	Jamba, Inc.(b)	5,216
195	Johnson Outdoors, Inc., Class A	5,938
414	K12, Inc.(b)	5,125
337	KB Home	5,291
327	Kirkland’s, Inc.(b)	4,983
392	Kona Grill, Inc.(b)	4,900
427	La Quinta Holdings, Inc.(b)	5,282
296	Lands’ End, Inc.(b)	4,206
191	La-Z-Boy, Inc.	5,772
165	LGI Homes, Inc.(b)	5,664
285	Libbey, Inc.	5,327
324	Liberty Braves Group, Class C(b)	5,178
268	Liberty Media Group, Class C(b)	6,009
394	Liberty Tax, Inc., Class A	5,461
223	Liberty TripAdvisor Holdings, Inc., Series A(b)	5,278
312	LifeLock, Inc.(b)	5,220
296	Lifetime Brands, Inc.	3,963
547	Lindblad Expeditions Holdings, Inc.(b)	5,437
67	Lithia Motors, Inc., Class A	5,781
149	Loral Space & Communications, Inc.(b)	5,234
1,018	Luby’s, Inc.(b)	4,724
317	Lumber Liquidators Holdings, Inc.(b)	4,765
269	M/I Homes, Inc.(b)	6,066
378	Malibu Boats, Inc., Class A(b)	5,156
234	Marcus Corp. (The)	5,183
595	Marine Products Corp.	5,432
296	MarineMax, Inc.(b)	5,979
78	Marriott Vacations Worldwide Corp.	5,951
143	Mattress Firm Holding Corp.(b)	4,267
438	MCBC Holdings, Inc.	5,028
206	MDC Holdings, Inc.	5,422
271	MDC Partners, Inc., Class A	3,458
284	Media General, Inc.(b)	4,996
97	Meredith Corp.	5,285
132	Meritage Homes Corp.(b)	4,803
315	Metaldyne Performance Group, Inc.	5,005
597	Modine Manufacturing Co.(b)	5,731
219	Monarch Casino & Resort, Inc.(b)	5,109
77	Monro Muffler Brake, Inc.	4,822
160	Motorcar Parts of America, Inc.(b)	4,485
230	Movado Group, Inc.	5,196
305	MSG Networks, Inc., Class A(b)	4,895
103	NACCO Industries, Inc., Class A	5,796
119	Nathan’s Famous, Inc.(b)	5,780
329	National CineMedia, Inc.	5,126
258	Nautilus, Inc.(b)	4,861
500	New Home Co., Inc. (The)(b)	4,925
282	New Media Investment Group, Inc.	4,980
414	New York Times Co. (The), Class A	5,374
103	Nexstar Broadcasting Group, Inc., Class A	5,207
496	Noodles & Co., Class A(b)	3,665
204	Nutrisystem, Inc.	6,034
1,422	Office Depot, Inc.(b)	4,920
208	Ollie’s Bargain Outlet Holdings, Inc.(b)	5,437

113	Outerwall, Inc.	$5,951
292	Overstock.com, Inc.(b)	4,760
84	Oxford Industries, Inc.	4,803
74	Papa John’s International, Inc.	5,472
378	Party City Holdco, Inc.(b)	6,056
331	Penn National Gaming, Inc.(b)	4,972
1,619	Performance Sports Group Ltd.(b)	5,391
236	Perry Ellis International, Inc.(b)	5,055
1,911	PetMed Express, Inc.	39,615
890	Pier 1 Imports, Inc.	4,557
437	Pinnacle Entertainment, Inc.(b)	4,772
269	Planet Fitness, Inc., Class A(b)	5,515
89	Popeyes Louisiana Kitchen, Inc.(b)	5,098
393	Potbelly Corp.(b)	5,121
1,598	Radio One, Inc., Class D(b)	5,114
398	Reading International, Inc., Class A(b)	5,473
689	Red Lion Hotels Corp.(b)	5,471
94	Red Robin Gourmet Burgers, Inc.(b)	4,546
215	Red Rock Resorts, Inc., Class A(b)	4,947
377	Regis Corp.(b)	5,067
400	Rent-A-Center, Inc.	4,320
190	Restoration Hardware Holdings, Inc.(b)	5,854
1,284	Ruby Tuesday, Inc.(b)	5,187
296	Ruth’s Hospitality Group, Inc.	4,727
111	Saga Communications, Inc., Class A	4,553
796	Salem Media Group, Inc., Class A	6,026
126	Scholastic Corp.	5,179
504	Scientific Games Corp., Class A(b)	5,370
349	Sears Holdings Corp.(b)	5,378
813	Sears Hometown and Outlet Stores, Inc.(b)	5,593
325	SeaWorld Entertainment, Inc.	5,005
224	Select Comfort Corp.(b)	5,345
578	Sequential Brands Group, Inc.(b)	4,699
134	Shake Shack, Inc., Class A(b)	5,361
194	Shoe Carnival, Inc.	5,104
105	Shutterfly, Inc.(b)	5,585
165	Sinclair Broadcast Group, Inc., Class A	4,590
198	Smith & Wesson Holding Corp.(b)	5,831
284	Sonic Automotive, Inc., Class A	5,163
168	Sonic Corp.	4,521
170	Sotheby’s	5,506
988	Spartan Motors, Inc.	8,388
279	Speedway Motorsports, Inc.	4,930
601	Sportsman’s Warehouse Holdings, Inc.(b)	6,118
941	Stage Stores, Inc.	5,580
129	Standard Motor Products, Inc.	5,410
649	Stein Mart, Inc.	5,581
142	Steven Madden Ltd.(b)	4,973
301	Stoneridge, Inc.(b)	5,021
116	Strattec Security Corp.	5,174
103	Strayer Education, Inc.(b)	4,709
80	Sturm Ruger & Co., Inc.	5,440
179	Superior Industries International, Inc.	5,470
252	Superior Uniform Group, Inc.	4,050
401	Tailored Brands, Inc.	5,875
318	Taylor Morrison Home Corp., Class A(b)	5,168
92	Tenneco, Inc.(b)	5,200
107	Texas Roadhouse, Inc.	5,053
262	Tile Shop Holdings, Inc. (The)(b)	4,467
817	Tilly’s, Inc., Class A(b)	4,649
280	Time, Inc.	4,572
158	TopBuild Corp.(b)	5,966
229	Tower International, Inc.	5,285
559	Townsquare Media, Inc., Class A(b)	4,573
409	TRI Pointe Homes, Inc.(b)	5,501
353	tronc, Inc.	5,291
722	Tuesday Morning Corp.(b)	5,697
184	Tumi Holdings, Inc.(b)	4,922
364	UCP, Inc., Class A(b)	3,058
468	Unifi, Inc.(b)	12,650
351	Unique Fabricating, Inc.	4,717

Schedule of Investments(a)

72	Universal Electronics, Inc.(b)	$5,568
331	Vera Bradley, Inc.(b)	4,819
938	Vince Holding Corp.(b)	4,690
162	Vitamin Shoppe, Inc.(b)	4,740
119	Wayfair, Inc., Class A(b)	5,177
285	WCI Communities, Inc.(b)	4,797
367	Weight Watchers International, Inc.(b)	4,378
559	West Marine, Inc.(b)	4,897
176	Weyco Group, Inc.	4,917
307	William Lyon Homes, Class A(b)	5,326
177	Wingstop, Inc.	4,602
51	Winmark Corp.	5,129
227	Winnebago Industries, Inc.	5,394
239	Wolverine World Wide, Inc.	5,853
848	Workhorse Group, Inc.(b)	5,571
263	World Wrestling Entertainment, Inc., Class A	5,194
887	ZAGG, Inc.(b)	5,615
128	Zoe’s Kitchen, Inc.(b)	4,549
327	Zumiez, Inc.(b)	5,552

		1,603,428

	Consumer Staples - 10.7%
2,442	Amplify Snack Brands, Inc.(b)	34,823
1,014	Andersons, Inc. (The)	37,498
1,176	Avon Products, Inc.	4,786
761	B&G Foods, Inc.	39,260
215	Boston Beer Co., Inc. (The), Class A(b)	39,319
517	Calavo Growers, Inc.	34,008
850	Cal-Maine Foods, Inc.	35,615
230	Central Garden & Pet Co., Class A(b)	5,242
2,257	Chefs’ Warehouse, Inc. (The)(b)	36,451
247	Coca-Cola Bottling Co. Consolidated	35,175
395	Darling Ingredients, Inc.(b)	6,233
1,952	Dean Foods Co.	36,034
354	Elizabeth Arden, Inc.(b)	4,921
1,170	Farmer Brothers Co.(b)	35,884
634	Fresh Del Monte Produce, Inc.	36,043
3,693	Freshpet, Inc.(b)	32,277
209	HRG Group, Inc.(b)	3,112
953	Ingles Markets, Inc., Class A	37,005
166	Inter Parfums, Inc.	5,402
314	J & J Snack Foods Corp.	38,186
776	John B. Sanfilippo & Son, Inc.	36,216
281	Lancaster Colony Corp.	36,519
1,141	Landec Corp.(b)	13,121
1,970	Limoneira Co.	34,849
1,072	Medifast, Inc.	37,756
1,019	MGP Ingredients, Inc.	43,817
608	National Beverage Corp.(b)	34,875
369	Oil-Dri Corp. of America	13,819
1,833	Omega Protein Corp.(b)	41,279
1,002	Orchids Paper Products Co.	30,771
1,355	Performance Food Group Co.(b)	37,181
54	PriceSmart, Inc.	4,206
3,247	Primo Water Corp.(b)	38,899
152	Revlon, Inc., Class A(b)	5,394
421	Sanderson Farms, Inc.	36,875
12	Seaboard Corp.(b)	35,160
965	Seneca Foods Corp., Class A(b)	37,799
2,262	Smart & Final Stores, Inc.(b)	31,193
1,072	Snyder’s-Lance, Inc.	36,727
1,172	SpartanNash Co.	36,918
7,650	SUPERVALU, Inc.(b)	37,332
948	Tootsie Roll Industries, Inc., Class A	35,199
772	United Natural Foods, Inc.(b)	38,585
637	Universal Corp.	37,780
304	USANA Health Sciences, Inc.(b)	41,745
1,602	Vector Group Ltd.	35,388
1,206	Village Super Market, Inc., Class A	38,158
302	WD-40 Co.	34,724

707	Weis Markets, Inc.	$36,531

		1,496,090

	Energy - 9.3%
3,290	Alon USA Energy, Inc.	23,260
2,547	Archrock, Inc.	22,694
743	Ardmore Shipping Corp. (Ireland)	5,223
1,759	Atwood Oceanics, Inc.	18,786
2,962	Bill Barrett Corp.(b)	17,683
418	Bristow Group, Inc.	4,519
1,422	California Resources Corp.	14,590
1,853	Callon Petroleum Co.(b)	21,106
1,552	CARBO Ceramics, Inc.	21,883
530	Carrizo Oil & Gas, Inc.(b)	17,384
826	Clayton Williams Energy, Inc.(b)	31,148
6,424	Clean Energy Fuels Corp.(b)	19,208
11,192	Cobalt International Energy, Inc.(b)	16,676
1,578	Contango Oil & Gas Co.(b)	14,565
1,253	CVR Energy, Inc.	18,544
2,992	Dawson Geophysical Co.(b)	22,290
1,711	Delek US Holdings, Inc.	21,422
4,846	Denbury Resources, Inc.	14,053
1,138	DHT Holdings, Inc.	5,303
833	Dorian LPG Ltd.(b)	5,140
5,121	Eclipse Resources Corp.(b)	16,131
3,330	EP Energy Corp., Class A(b)	13,886
2,158	Era Group, Inc.(b)	18,947
15,965	EXCO Resources, Inc.(b)	22,032
1,898	Exterran Corp.(b)	24,143
2,759	Fairmount Santrol Holdings, Inc.(b)	18,899
1,240	Forum Energy Technologies, Inc.(b)	20,249
719	Frontline Ltd. (Norway)	5,709
478	GasLog Ltd. (Monaco)	6,391
896	Gener8 Maritime, Inc.(b)	4,767
1,247	Geospace Technologies Corp.(b)	20,575
1,358	Golar LNG Ltd. (Bermuda)	23,032
1,219	Green Plains, Inc.	27,647
3,164	Helix Energy Solutions Group, Inc.(b)	25,122
2,332	Hornbeck Offshore Services, Inc.(b)	18,609
3,919	Independence Contract Drilling, Inc.(b)	19,713
957	Matador Resources Co.(b)	20,183
1,360	Matrix Service Co.(b)	22,535
4,603	McDermott International, Inc.(b)	23,844
913	Natural Gas Services Group, Inc.(b)	22,925
3,446	Navios Maritime Acquisition Corp.	5,272
3,816	Newpark Resources, Inc.(b)	24,117
405	Nordic American Tankers Ltd.	4,982
4,477	Northern Oil and Gas, Inc.(b)	17,729
2,016	Oasis Petroleum, Inc.(b)	15,322
662	Oil States International, Inc.(b)	20,469
497	Overseas Shipholding Group, Inc., Class A	6,357
4,208	Pacific Ethanol, Inc.(b)	28,741
1,326	Panhandle Oil and Gas, Inc., Class A	21,693
1,339	Par Pacific Holdings, Inc.(b)	20,085
8,862	Parker Drilling Co.(b)	18,344
381	PDC Energy, Inc.(b)	20,867
323	PHI, Inc.(b)	6,240
5,026	Pioneer Energy Services Corp.(b)	15,832
2,661	Renewable Energy Group, Inc.(b)	25,945
383	REX American Resources Corp.(b)	25,201
1,790	RigNet, Inc.(b)	21,390
2,204	Ring Energy, Inc.(b)	17,500
620	RSP Permian, Inc.(b)	22,289
2,816	Sanchez Energy Corp.(b)	17,853
1,252	Scorpio Tankers, Inc. (Monaco)	5,960
365	SEACOR Holdings, Inc.(b)	20,630
6,367	Seadrill Ltd. (United Kingdom)(b)	18,910
704	SemGroup Corp., Class A	20,388
397	Ship Finance International Ltd. (Norway)	5,995
2,942	Synergy Resources Corp.(b)	19,152
774	Teekay Corp. (Bermuda)	4,799
1,808	Teekay Tankers Ltd., Class A (Bermuda)	5,334

Schedule of Investments(a)

3,285	Tesco Corp.	$21,714
3,737	TETRA Technologies, Inc.(b)	22,459
1,239	Tidewater, Inc.	5,291
1,259	Unit Corp.(b)	15,738
366	US Silica Holdings, Inc.	12,616
1,168	Western Refining, Inc.	24,353
2,415	Westmoreland Coal Co.(b)	23,063

		1,293,446

	Financials - 11.0%
89	1st Source Corp.	2,991
84	Acadia Realty Trust REIT	3,163
139	Access National Corp.	3,090
115	ACNB Corp.	2,973
203	AG Mortgage Investment Trust, Inc. REIT	3,041
64	Agree Realty Corp. REIT	3,246
79	Alexander & Baldwin, Inc.	3,113
8	Alexander’s, Inc. REIT	3,434
117	Allegiance Bancshares, Inc.(b)	2,955
105	Altisource Portfolio Solutions SA(b)	2,442
303	Altisource Residential Corp. REIT	2,909
184	Ambac Financial Group, Inc.(b)	3,345
70	American Assets Trust, Inc. REIT	3,212
182	American Capital Mortgage Investment Corp. REIT	2,978
184	American Equity Investment Life Holding Co.	2,931
107	American National Bankshares, Inc.	2,810
98	Ameris Bancorp	3,250
47	AMERISAFE, Inc.	2,751
112	Ames National Corp.	3,041
181	Annaly Capital Management, Inc. REIT	1,987
623	Anworth Mortgage Asset Corp. REIT	3,065
176	Apollo Commercial Real Estate Finance, Inc. REIT	2,860
212	Apollo Residential Mortgage, Inc. REIT	2,877
234	Ares Commercial Real Estate Corp. REIT	2,972
57	Argo Group International Holdings Ltd.	2,958
211	Arlington Asset Investment Corp., Class A	2,939
223	Armada Hoffler Properties, Inc. REIT	3,338
150	ARMOUR Residential REIT, Inc. REIT	3,192
97	Arrow Financial Corp.	3,064
196	Ashford Hospitality Prime, Inc. REIT	2,948
519	Ashford Hospitality Trust, Inc. REIT	3,093
98	Associated Capital Group, Inc., Class A	2,929
187	Astoria Financial Corp.	2,743
203	Atlantic Capital Bancshares, Inc.(b)	3,011
169	Atlas Financial Holdings, Inc.(b)	2,909
238	AV Homes, Inc.(b)	3,408
302	B. Riley Financial, Inc.	2,742
120	Baldwin & Lyons, Inc., Class B	3,179
149	Banc of California, Inc.	3,305
47	BancFirst Corp.	3,082
106	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,896
437	Bancorp, Inc. (The)(b)	2,316
130	BancorpSouth, Inc.	3,097
376	Bank Mutual Corp.	2,873
58	Bank of Marin Bancorp	2,876
155	Bank of the Ozarks, Inc.	5,578
236	BankFinancial Corp.	2,879
138	Bankwell Financial Group, Inc.	3,037
69	Banner Corp.	2,880
83	Bar Harbor Bankshares	3,044
187	BBCN Bancorp, Inc.	2,874
196	BBX Capital Corp., Class A(b)	3,791
293	Bear State Financial, Inc.	2,795
218	Beneficial Bancorp, Inc.	2,956
110	Berkshire Hills Bancorp, Inc.	2,901
325	BGC Partners, Inc., Class A	2,883
168	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	2,999

198	Blue Hills Bancorp, Inc.	$2,822
233	Bluerock Residential Growth REIT, Inc., Class A REIT	3,104
123	BNC Bancorp	2,984
172	BofI Holding, Inc.(b)	2,893
237	Boston Private Financial Holdings, Inc.	2,872
98	Bridge Bancorp, Inc.	2,853
261	Brookline Bancorp, Inc.	2,973
99	Bryn Mawr Bank Corp.	2,904
127	BSB Bancorp, Inc.(b)	2,921
69	C&F Financial Corp.	3,153
391	Calamos Asset Management, Inc., Class A	2,721
209	California First National Bancorp	3,039
67	Camden National Corp.	2,913
94	Capital Bank Financial Corp., Class A	2,810
187	Capital City Bank Group, Inc.	2,676
214	Capitol Federal Financial, Inc.	3,032
296	Capstead Mortgage Corp. REIT	2,945
131	Cardinal Financial Corp.	3,375
213	CareTrust REIT, Inc. REIT	3,078
167	Carolina Financial Corp.	3,195
508	Cascade Bancorp(b)	2,865
71	Cash America International, Inc.	3,042
237	CatchMark Timber Trust, Inc., Class A REIT	2,870
101	Cathay General Bancorp	3,028
294	CBL & Associates Properties, Inc. REIT	3,613
404	Cedar Realty Trust, Inc. REIT	3,248
186	Centerstate Banks, Inc.	3,099
121	Central Pacific Financial Corp.	2,968
220	Central Valley Community Bancorp	3,289
69	Century Bancorp, Inc., Class A	3,013
222	Charter Financial Corp.	2,895
135	Chatham Lodging Trust REIT	3,237
75	Chemical Financial Corp.	3,104
96	Chemung Financial Corp.	3,037
123	Chesapeake Lodging Trust REIT	3,108
140	Citizens & Northern Corp.	2,983
356	Citizens, Inc., Class A(b)	2,973
61	City Holding Co.	2,849
236	City Office REIT, Inc. REIT	3,200
193	Clifton Bancorp, Inc.	2,891
163	CNB Financial Corp.	3,007
153	CNO Financial Group, Inc.	2,658
240	CoBiz Financial, Inc.	2,964
141	Codorus Valley Bancorp, Inc.	2,991
72	Cohen & Steers, Inc.	3,103
171	Colony Capital, Inc., Class A REIT	3,040
96	Colony Starwood Homes REIT	3,145
101	Columbia Banking System, Inc.	3,062
71	Community Bank System, Inc.	3,133
141	Community Healthcare Trust, Inc. REIT	3,242
81	Community Trust Bancorp, Inc.	2,817
217	CommunityOne Bancorp(b)	2,825
184	ConnectOne Bancorp, Inc.	3,111
62	Consolidated-Tomoka Land Co.	3,034
105	CorEnergy Infrastructure Trust, Inc. REIT	3,089
34	CoreSite Realty Corp. REIT	2,806
131	County Bancorp, Inc.	2,727
275	Cousins Properties, Inc. REIT	2,926
888	Cowen Group, Inc., Class A(b)	2,771
361	Crawford & Co., Class B	3,964
125	CU Bancorp(b)	2,970
113	Customers Bancorp, Inc.(b)	2,909
172	CVB Financial Corp.	2,829
355	CYS Investments, Inc. REIT	3,177
15	Diamond Hill Investment Group, Inc.	2,865
295	DiamondRock Hospitality Co. REIT	2,897
164	Dime Community Bancshares, Inc.	2,837
178	Donegal Group, Inc., Class A	2,878
62	DuPont Fabros Technology, Inc. REIT	2,965

Schedule of Investments(a)

421	Dynex Capital, Inc. REIT	$2,955
60	Eagle Bancorp, Inc.(b)	3,093
153	Easterly Government Properties, Inc. REIT	3,135
42	EastGroup Properties, Inc. REIT	3,092
66	Education Realty Trust, Inc. REIT	3,177
200	eHealth, Inc.(b)	1,910
105	EMC Insurance Group, Inc.	2,912
99	Employers Holdings, Inc.	2,824
119	Encore Capital Group, Inc.(b)	2,905
400	Enova International, Inc.(b)	3,636
22	Enstar Group Ltd. (Bermuda)(b)	3,665
115	Enterprise Bancorp, Inc.	2,722
104	Enterprise Financial Services Corp.	2,991
128	Equity Bancshares, Inc., Class A(b)	2,892
216	ESSA Bancorp, Inc.	3,059
140	Essent Group Ltd.(b)	3,354
191	EverBank Financial Corp.	3,430
58	Evercore Partners, Inc., Class A	2,939
399	EZCORP, Inc., Class A(b)	3,615
224	F.N.B. Corp.	2,677
105	Farmers Capital Bank Corp.	3,102
321	Farmers National Banc Corp.	3,066
259	Farmland Partners, Inc. REIT	3,051
47	FBL Financial Group, Inc., Class A	2,931
179	FBR & Co.	2,698
83	FCB Financial Holdings, Inc., Class A(b)	2,903
82	Federal Agricultural Mortgage Corp., Class C	3,151
144	Federated National Holding Co.	3,017
446	FelCor Lodging Trust, Inc. REIT	2,832
124	Fidelity & Guaranty Life	2,711
182	Fidelity Southern Corp.	3,132
109	Financial Engines, Inc.	2,877
110	Financial Institutions, Inc.	2,959
135	First BanCorp, Inc./Me	2,977
687	First BanCorp/Puerto Rico(b)	3,153
152	First Bancorp/Southern Pines NC	2,845
136	First Busey Corp.	3,064
121	First Business Financial Services, Inc.	2,869
59	First Cash Financial Services, Inc.	3,027
13	First Citizens BancShares, Inc., Class A	3,377
315	First Commonwealth Financial Corp.	3,040
132	First Community Bancshares, Inc.	3,027
326	First Community Financial Partners, Inc.(b)	2,937
180	First Connecticut Bancorp, Inc.	2,898
73	First Defiance Financial Corp.	3,043
148	First Financial Bancorp	3,154
89	First Financial Bankshares, Inc.	3,041
79	First Financial Corp.	3,026
221	First Financial Northwest, Inc.	3,090
134	First Foundation, Inc.(b)	3,191
107	First Industrial Realty Trust, Inc. REIT	3,153
120	First Internet Bancorp	2,838
103	First Interstate BancSystem, Inc., Class A	2,991
115	First Merchants Corp.	3,013
113	First MID-Illinois Bancshares, Inc.	2,846
163	First Midwest Bancorp, Inc.	3,043
172	First NBC Bank Holding Co.(b)	3,273
224	First Northwest Bancorp(b)	2,930
96	First of Long Island Corp. (The)	2,914
308	First Potomac Realty Trust REIT	3,114
139	FirstMerit Corp.	2,951
123	Flagstar Bancorp, Inc.(b)	3,248
142	Flushing Financial Corp.	3,168
244	FNFV Group(b)	2,911
238	Forestar Group, Inc.(b)	2,923
144	Four Corners Property Trust, Inc. REIT	3,126
88	Franklin Financial Network, Inc.(b)	2,981
242	Franklin Street Properties Corp. REIT	3,102
89	FRP Holdings, Inc.(b)	3,238
211	Fulton Financial Corp.	2,880

450	Gain Capital Holdings, Inc.	$3,024
82	GAMCO Investors, Inc., Class A	2,800
872	Genworth Financial, Inc., Class A(b)	2,494
86	Geo Group, Inc. (The) REIT	2,976
88	German American Bancorp, Inc.	2,992
136	Getty Realty Corp. REIT	3,090
109	Glacier Bancorp, Inc.	3,006
170	Gladstone Commercial Corp. REIT	3,094
98	Global Indemnity PLC, Class A(b)	2,943
357	Global NET Lease, Inc. REIT	3,117
139	Government Properties Income Trust REIT	3,317
323	Gramercy Property Trust REIT	3,227
216	Great Ajax Corp. REIT	2,992
76	Great Southern Bancorp, Inc.	2,979
90	Great Western Bancorp, Inc.	2,985
324	Green Bancorp, Inc.(b)	3,169
131	Green Dot Corp., Class A(b)	3,170
176	Greene County Bancorp, Inc.	2,932
148	Greenhill & Co., Inc.	2,935
146	Greenlight Capital Re Ltd., Class A(b)	3,012
178	Guaranty Bancorp	3,003
259	Hallmark Financial Services, Inc.(b)	2,748
1,626	Hampton Roads Bankshares, Inc.(b)	3,333
111	Hancock Holding Co.	3,218
125	Hanmi Financial Corp.	3,065
140	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	3,149
102	HCI Group, Inc.	3,076
86	Healthcare Realty Trust, Inc. REIT	3,110
83	Heartland Financial USA, Inc.	3,048
83	Hennessy Advisors, Inc.	2,880
277	Heritage Commerce Corp.	2,903
164	Heritage Financial Corp.	2,863
227	Heritage Insurance Holdings, Inc.	2,813
363	Heritage Oaks Bancorp	2,955
159	Hersha Hospitality Trust REIT	3,005
94	HFF, Inc., Class A	2,652
135	Hilltop Holdings, Inc.(b)	2,940
23	Hingham Institution for Savings	3,013
108	Home Bancorp, Inc.	3,126
139	Home BancShares, Inc.	2,901
139	HomeStreet, Inc.(b)	3,100
151	HomeTrust Bancshares, Inc.(b)	2,775
88	Horace Mann Educators Corp.	3,008
118	Horizon Bancorp	3,247
121	Houlihan Lokey, Inc., Class A	2,775
100	Hudson Pacific Properties, Inc. REIT	3,381
47	IBERIABANK Corp.	2,936
197	Impac Mortgage Holdings, Inc.(b)	3,418
167	Independence Holding Co.	2,907
378	Independence Realty Trust, Inc. REIT	3,417
63	Independent Bank Corp./MA	3,163
195	Independent Bank Corp./MI	2,999
69	Independent Bank Group, Inc.	2,916
37	Infinity Property & Casualty Corp.	3,035
168	InfraREIT, Inc. REIT	2,967
107	International Bancshares Corp.	2,934
108	INTL FCStone, Inc.(b)	3,147
200	Invesco Mortgage Capital, Inc. REIT(c)	2,880
179	Investment Technology Group, Inc.	2,989
249	Investors Bancorp, Inc.	2,829
456	Investors Real Estate Trust REIT	3,019
33	Investors Title Co.	3,317
296	iStar, Inc. REIT(b)	3,067
82	James River Group Holdings Ltd.	2,760
197	Janus Capital Group, Inc.	2,975
208	KCG Holdings, Inc., Class A(b)	3,147
221	Kearny Financial Corp.	2,877
91	Kemper Corp.	3,119
148	Kennedy-Wilson Holdings, Inc.	3,115
106	Kite Realty Group Trust REIT	3,223

Schedule of Investments(a)

226	Ladder Capital Corp., Class A REIT	$2,952
1,170	Ladenburg Thalmann Financial Services, Inc.(b)	2,855
164	Lake Sunapee Bank Group	3,024
248	Lakeland Bancorp, Inc.	2,954
61	Lakeland Financial Corp.	3,132
121	LaSalle Hotel Properties REIT	3,334
171	LCNB Corp.	3,034
105	LegacyTexas Financial Group, Inc.	2,995
585	LendingClub Corp.(b)	2,703
38	LendingTree, Inc.(b)	3,837
292	Lexington Realty Trust REIT	3,174
203	Live Oak Bancshares, Inc.	2,661
58	LTC Properties, Inc. REIT	3,105
424	Macatawa Bank Corp.	3,286
106	Mack-Cali Realty Corp. REIT	2,989
228	Maiden Holdings Ltd.	3,185
130	MainSource Financial Group, Inc.	2,895
319	Manning & Napier, Inc.	2,485
111	Marcus & Millichap, Inc.(b)	2,974
389	Marlin Business Services Corp.	7,142
81	MB Financial, Inc.	3,110
423	MBIA, Inc.(b)	3,570
400	MBT Financial Corp.	3,596
192	Medical Properties Trust, Inc. REIT	3,014
430	Medley Management, Inc., Class A	3,229
119	Mercantile Bank Corp.	2,996
93	Merchants Bancshares, Inc.	2,956
198	Meridian Bancorp, Inc.	2,911
55	Meta Financial Group, Inc.	3,008
476	MGIC Investment Corp.(b)	3,422
109	Middleburg Financial Corp.	3,065
131	Midland States Bancorp, Inc.(b)	2,982
98	MidWestOne Financial Group, Inc.	2,837
111	Moelis & Co., Class A	2,763
220	Monmouth Real Estate Investment Corp. REIT	3,040
284	Monogram Residential Trust, Inc. REIT	3,042
112	Mutualfirst Financial, Inc.	3,218
142	National Bank Holdings Corp., Class A	2,844
84	National Bankshares, Inc.	2,924
121	National Commerce Corp.(b)	2,942
134	National General Holdings Corp.	2,764
40	National Health Investors, Inc. REIT	3,143
93	National Interstate Corp.	3,016
140	National Storage Affiliates Trust REIT	2,992
14	National Western Life Group, Inc., Class A	2,648
251	Nationstar Mortgage Holdings, Inc.(b)	3,170
32	Navigators Group, Inc. (The)	2,997
100	NBT Bancorp, Inc.	2,982
85	Nelnet, Inc., Class A	3,435
215	New Residential Investment Corp. REIT	2,939
274	New Senior Investment Group, Inc. REIT	3,285
435	New York Mortgage Trust, Inc. REIT	2,845
311	New York REIT, Inc. REIT	2,967
308	NewStar Financial, Inc.(b)	3,148
170	NexPoint Residential Trust, Inc. REIT	3,313
79	Nicolet Bankshares, Inc.(b)	2,872
513	NMI Holdings, Inc., Class A(b)	3,222
195	Northfield Bancorp, Inc.	2,911
111	Northrim Bancorp, Inc.	3,152
282	NorthStar Realty Europe Corp. REIT	2,609
199	Northwest Bancshares, Inc.	2,967
155	OceanFirst Financial Corp.	2,923
1,755	Ocwen Financial Corp.(b)	3,510
341	OFG Bancorp	3,618
163	Old Line Bancshares, Inc.	3,120
228	Old National Bancorp	3,000
408	Old Second Bancorp, Inc.	3,080
199	OM Asset Management PLC	2,786
531	On Deck Capital, Inc.(b)	2,761

120	One Liberty Properties, Inc. REIT	$3,002
217	OneBeacon Insurance Group Ltd., Class A	3,040
183	Oppenheimer Holdings, Inc., Class A	2,880
79	Opus Bank	2,550
274	Orchid Island Capital, Inc. REIT	3,058
180	Oritani Financial Corp.	2,920
157	Orrstown Financial Services, Inc.	3,036
176	Owens Realty Mortgage, Inc. REIT	2,943
179	Pacific Continental Corp.	2,592
409	Pacific Mercantile Bancorp(b)	2,793
118	Pacific Premier Bancorp, Inc.(b)	2,850
32	Park National Corp.	2,865
401	Park Sterling Corp.	3,096
171	Parkway Properties, Inc. REIT	2,970
681	Patriot National, Inc.(b)	5,373
152	Peapack-Gladstone Financial Corp.	3,051
108	Pebblebrook Hotel Trust REIT	3,202
66	Penns Woods Bancorp, Inc.	2,795
137	Pennsylvania Real Estate Investment Trust REIT	3,485
214	PennyMac Financial Services, Inc., Class A(b)	2,699
180	PennyMac Mortgage Investment Trust REIT	2,921
132	Peoples Bancorp, Inc.	2,963
71	Peoples Financial Services Corp.	2,802
165	People’s Utah Bancorp	2,949
419	PHH Corp.(b)	6,122
142	Physicians Realty Trust REIT	3,084
304	PICO Holdings, Inc.(b)	3,064
110	Pinnacle Financial Partners, Inc.	5,842
71	Piper Jaffray Cos.(b)	2,935
115	PJT Partners, Inc., Class A	2,936
86	Potlatch Corp. REIT	3,290
117	PRA Group, Inc.(b)	3,260
207	Preferred Apartment Communities, Inc., Class A REIT	3,078
94	Preferred Bank	3,071
181	Premier Financial Bancorp, Inc.	3,229
51	Primerica, Inc.	2,627
73	PrivateBancorp, Inc.	3,227
56	Prosperity Bancshares, Inc.	2,861
192	Provident Bancorp, Inc.(b)	3,059
159	Provident Financial Holdings, Inc.	3,099
147	Provident Financial Services, Inc.	2,962
28	PS Business Parks, Inc. REIT	3,105
365	Pzena Investment Management, Inc., Class A	2,869
107	QCR Holdings, Inc.	3,171
52	QTS Realty Trust, Inc., Class A REIT	2,977
281	Radian Group, Inc.	3,625
917	RAIT Financial Trust REIT	2,907
157	Ramco-Gershenson Properties Trust REIT	3,115
68	RE/MAX Holdings, Inc., Class A	2,946
209	Redwood Trust, Inc. REIT	2,982
194	Regional Management Corp.(b)	3,647
87	Renasant Corp.	2,803
105	Republic Bancorp, Inc., Class A	3,130
702	Republic First Bancorp, Inc.(b)	3,082
297	Resource America, Inc., Class A	2,893
222	Resource Capital Corp. REIT	3,021
139	Retail Opportunity Investments Corp. REIT	3,173
137	Rexford Industrial Realty, Inc. REIT	3,132
44	RLI Corp.	2,999
133	RLJ Lodging Trust REIT	3,157
96	RMR Group, Inc. (The), Class A	3,268
56	Ryman Hospitality Properties, Inc. REIT	3,149
113	S&T Bancorp, Inc.	2,880
138	Sabra Health Care REIT, Inc. REIT	3,300
233	Safeguard Scientifics, Inc.(b)	3,010
47	Safety Insurance Group, Inc.	2,994

Schedule of Investments(a)

99	Sandy Spring Bancorp, Inc.	$2,954
50	Saul Centers, Inc. REIT	3,359
180	Seacoast Banking Corp. of Florida(b)	2,875
114	Select Income REIT	3,165
77	Selective Insurance Group, Inc.	3,015
56	Seritage Growth Properties, Class A REIT	2,803
57	ServisFirst Bancshares, Inc.	2,886
263	Shore Bancshares, Inc.	3,093
215	SI Financial Group, Inc.	2,875
165	Sierra Bancorp	2,950
175	Silver Bay Realty Trust Corp. REIT	3,154
236	Silvercrest Asset Management Group, Inc., Class A	2,867
62	Simmons First National Corp., Class A	2,849
43	South State Corp.	3,135
120	Southern First Bancshares, Inc.(b)	3,247
122	Southern Missouri Bancorp, Inc.	2,978
240	Southern National Bancorp of Virginia, Inc.	3,199
96	Southside Bancshares, Inc.	2,937
174	Southwest Bancorp, Inc.	3,379
170	St. Joe Co. (The)(b)	3,133
125	STAG Industrial, Inc., Class A REIT	3,173
135	State Auto Financial Corp.	3,048
139	State Bank Financial Corp.	3,041
273	State National Cos., Inc.	2,981
181	Sterling Bancorp	3,057
71	Stewart Information Services Corp.	3,040
83	Stifel Financial Corp.(b)	2,934
102	Stock Yards Bancorp, Inc.	3,013
90	Stonegate Bank	2,852
159	Stratus Properties, Inc.(b)	2,797
122	Suffolk Bancorp	4,015
180	Summit Financial Group, Inc.	3,537
226	Summit Hotel Properties, Inc. REIT	3,205
133	Sun Bancorp, Inc.(b)	2,838
235	Sunstone Hotel Investors, Inc. REIT	3,126
147	Talmer Bancorp, Inc., Class A	3,090
123	Tejon Ranch Co.(b)	3,231
114	Terreno Realty Corp. REIT	3,175
111	Territorial Bancorp, Inc.	2,986
60	Texas Capital Bancshares, Inc.(b)	2,912
257	Third Point Reinsurance Ltd. (Bermuda)(b)	3,236
191	Tier REIT, Inc. REIT	3,329
559	Tiptree Financial, Inc., Class A	2,918
43	Tompkins Financial Corp.	3,128
132	TowneBank	3,029
103	TriCo Bancshares	2,680
402	Trinity Place Holdings, Inc.(b)	3,268
211	TriState Capital Holdings, Inc.(b)	3,011
173	Triumph Bancorp, Inc.(b)	3,022
221	Trupanion, Inc.(b)	3,333
453	TrustCo Bank Corp. NY	3,003
117	Trustmark Corp.	3,054
52	UMB Financial Corp.	2,881
262	UMH Properties, Inc. REIT	3,238
183	Umpqua Holdings Corp.	2,787
110	Union Bankshares Corp.	2,952
85	Union Bankshares, Inc./Morrisville VT	2,963
77	United Bankshares, Inc.	2,949
150	United Community Banks, Inc.	2,886
480	United Community Financial Corp.	3,187
313	United Development Funding IV REIT	1,002
218	United Financial Bancorp, Inc.	2,867
69	United Fire Group, Inc.	2,898
168	United Insurance Holdings Corp.	2,664
52	Universal Health Realty Income Trust REIT	3,103
158	Universal Insurance Holdings, Inc.	3,435
276	Univest Corp. of Pennsylvania	5,821
103	Urban Edge Properties REIT	3,081

123	Urstadt Biddle Properties, Inc., Class A REIT	$3,038
316	Valley National Bancorp	2,866
182	Veritex Holdings, Inc.(b)	3,161
162	Virtu Financial, Inc., Class A	2,786
37	Virtus Investment Partners, Inc.	3,119
158	Waddell & Reed Financial, Inc., Class A	2,885
119	Walker & Dunlop, Inc.(b)	2,817
867	Walter Investment Management Corp.(b)	2,488
96	Washington REIT	3,292
117	Washington Federal, Inc.	2,925
74	Washington Trust Bancorp, Inc.	2,809
144	WashingtonFirst Bankshares, Inc.	3,456
192	Waterstone Financial, Inc.	3,011
81	Webster Financial Corp.	2,913
92	WesBanco, Inc.	2,845
153	West Bancorporation, Inc.	2,907
59	Westamerica Bancorp.	2,775
297	Western Asset Mortgage Capital Corp. REIT	2,922
378	Westfield Financial, Inc.	2,975
52	Westwood Holdings Group, Inc.	2,788
191	Whitestone REIT	3,088
267	Wilshire Bancorp, Inc.	2,868
56	Wintrust Financial Corp.	2,957
277	WisdomTree Investments, Inc.	2,753
1,285	WMIH Corp.(b)	3,110
70	World Acceptance Corp.(b)	3,042
258	WP GLIMCHER, Inc. REIT	3,271
87	WSFS Financial Corp.	3,062
175	Xenia Hotels & Resorts, Inc. REIT	3,143
113	Yadkin Financial Corp.	2,846
77	Your Community Bankshares, Inc.	2,865

		1,526,268

	Health Care - 11.7%
217	AAC Holdings, Inc.(b)	4,919
93	Abaxis, Inc.	4,600
277	Accelerate Diagnostics, Inc.(b)	5,443
126	Acceleron Pharma, Inc.(b)	4,274
838	Accuray, Inc.(b)	4,592
1,482	AcelRX Pharmaceuticals, Inc.(b)	5,380
570	Aceto Corp.	14,655
505	Achillion Pharmaceuticals, Inc.(b)	4,181
239	Aclaris Therapeutics, Inc.(b)	4,708
170	Acorda Therapeutics, Inc.(b)	4,298
256	Adamas Pharmaceuticals, Inc.(b)	3,866
215	Addus HomeCare Corp.(b)	4,055
86	Adeptus Health, Inc., Class A(b)	3,833
387	Aduro Biotech, Inc.(b)	5,681
508	Advaxis, Inc.(b)	4,237
1,301	Adverum Biotechnologies, Inc.(b)	4,710
242	Aerie Pharmaceuticals, Inc.(b)	4,199
1,033	Agenus, Inc.(b)	5,733
617	Agile Therapeutics, Inc.(b)	4,319
342	Aimmune Therapeutics, Inc.(b)	4,101
119	Air Methods Corp.(b)	3,962
574	Akebia Therapeutics, Inc.(b)	5,137
302	Albany Molecular Research, Inc.(b)	4,361
169	Alder Biopharmaceuticals, Inc.(b)	5,425
100	Almost Family, Inc.(b)	3,979
180	AMAG Pharmaceuticals, Inc.(b)	4,775
86	Amedisys, Inc.(b)	4,605
157	American Renal Associates Holdings, Inc.(b)	3,744
739	Amicus Therapeutics, Inc.(b)	4,966
107	AMN Healthcare Services, Inc.(b)	4,526
281	Amphastar Pharmaceuticals, Inc.(b)	4,547
1,278	Ampio Pharmaceuticals, Inc.(b)	1,265
51	Analogic Corp.	4,285
1,006	Anavex Life Sciences Corp.(b)	3,863
310	AngioDynamics, Inc.(b)	5,143

Schedule of Investments(a)

83	ANI Pharmaceuticals, Inc.(b)	$5,030
85	Anika Therapeutics, Inc.(b)	4,243
1,381	Anthera Pharmaceuticals, Inc.(b)	4,253
296	Applied Genetic Technologies Corp.(b)	4,449
694	Aratana Therapeutics, Inc.(b)	5,267
523	Ardelyx, Inc.(b)	5,586
2,275	Arena Pharmaceuticals, Inc.(b)	3,799
760	Argos Therapeutics, Inc.(b)	3,998
588	ARIAD Pharmaceuticals, Inc.(b)	5,592
1,270	Array BioPharma, Inc.(b)	4,750
753	Arrowhead Pharmaceuticals, Inc.(b)	4,488
1,493	Asterias Biotherapeutics, Inc.(b)	4,464
197	Atara Biotherapeutics, Inc.(b)	4,728
1,970	Athersys, Inc.(b)	4,373
287	AtriCure, Inc.(b)	4,360
10	Atrion Corp.	4,768
98	Avexis, Inc.(b)	3,688
375	Avinger, Inc.(b)	1,853
675	Axogen, Inc.(b)	4,536
366	Axovant Sciences Ltd.(b)	5,417
637	Axsome Therapeutics, Inc.(b)	4,981
341	Bellicum Pharmaceuticals, Inc.(b)	5,415
1,536	BioCryst Pharmaceuticals, Inc.(b)	5,560
1,952	Bio-Path Holdings, Inc.(b)	3,318
1,525	BioScrip, Inc.(b)	3,904
112	BioSpecifics Technologies Corp.(b)	4,536
268	BioTelemetry, Inc.(b)	5,097
1,773	BioTime, Inc.(b)	5,532
107	Bluebird Bio, Inc.(b)	6,118
228	Blueprint Medicines Corp.(b)	5,041
89	Cambrex Corp.(b)	4,665
60	Cantel Medical Corp.	4,017
239	Capital Senior Living Corp.(b)	4,656
858	Cara Therapeutics, Inc.(b)	5,088
242	Cardiovascular Systems, Inc.(b)	4,746
939	Castlight Health, Inc., Class B(b)	3,502
186	Catalent, Inc.(b)	4,750
954	Celldex Therapeutics, Inc.(b)	4,407
298	Cellular Biomedicine Group, Inc.(b)	4,437
230	Cempra, Inc.(b)	4,133
145	Cepheid, Inc.(b)	5,123
704	Cerus Corp.(b)	5,203
32	Chemed Corp.	4,708
950	ChemoCentryx, Inc.(b)	4,465
1,153	Chimerix, Inc.(b)	4,600
420	Cidara Therapeutics, Inc.(b)	4,994
215	Civitas Solutions, Inc.(b)	4,607
323	Clovis Oncology, Inc.(b)	4,612
271	Coherus Biosciences, Inc.(b)	6,881
322	Collegium Pharmaceutical, Inc.(b)	3,906
322	Community Health Systems, Inc.(b)	4,112
110	Computer Programs & Systems, Inc.	4,360
394	Concert Pharmaceuticals, Inc.(b)	4,527
597	ConforMIS, Inc.(b)	4,161
97	CONMED Corp.	3,942
786	Corcept Therapeutics, Inc.(b)	4,559
3,273	Corindus Vascular Robotics, Inc.(b)	4,680
94	CorVel Corp.(b)	4,249
323	Corvus Pharmaceuticals, Inc.(b)	4,247
223	Cotiviti Holdings, Inc.(b)	5,383
305	Cross Country Healthcare, Inc.(b)	4,459
355	CryoLife, Inc.	5,172
2,763	Curis, Inc.(b)	4,642
395	Cutera, Inc.(b)	4,262
87	Cynosure, Inc., Class A(b)	4,782
477	Cytokinetics, Inc.(b)	5,304
442	CytomX Therapeutics, Inc.(b)	4,447
1,899	CytRx Corp.(b)	1,234
220	Depomed, Inc.(b)	4,173
148	Dermira, Inc.(b)	4,967
558	Dimension Therapeutics, Inc.(b)	3,973

1,020	Diplomat Pharmacy, Inc.(b)	$36,649
3,575	Durect Corp.(b)	6,936
103	Dyax Corp.	114
286	Dynavax Technologies Corp.(b)	4,413
108	Eagle Pharmaceuticals, Inc.(b)	4,659
456	Edge Therapeutics, Inc.(b)	4,423
154	Editas Medicine, Inc.(b)	3,961
915	Egalet Corp.(b)	6,762
211	Eiger Biopharmaceuticals, Inc.(b)	4,104
108	Emergent BioSolutions, Inc.(b)	3,606
186	Enanta Pharmaceuticals, Inc.(b)	4,183
1,285	Endocyte, Inc.(b)	4,086
343	Endologix, Inc.(b)	4,840
215	Ensign Group, Inc. (The)	4,623
228	Entellus Medical, Inc.(b)	4,081
749	Enzo Biochem, Inc.(b)	5,221
390	Epizyme, Inc.(b)	4,040
259	Esperion Therapeutics, Inc.(b)	2,813
345	Evolent Health, Inc., Class A(b)	8,121
426	Exact Sciences Corp.(b)	7,404
159	Exactech, Inc.(b)	4,298
555	Exelixis, Inc.(b)	5,095
271	FibroGen, Inc.(b)	5,184
106	Five Prime Therapeutics, Inc.(b)	5,373
380	Flex Pharma, Inc.(b)	4,503
309	Flexion Therapeutics, Inc.(b)	5,117
442	Fluidigm Corp.(b)	4,663
1,630	Fortress Biotech, Inc.(b)	4,939
218	Foundation Medicine, Inc.(b)	5,095
1,891	Galena Biopharma, Inc.(b)	841
2,445	Genesis Healthcare, Inc., Class A(b)	5,037
494	GenMark Diagnostics, Inc.(b)	5,261
163	Genomic Health, Inc.(b)	4,732
1,588	Geron Corp.(b)	4,256
145	Glaukos Corp.(b)	5,069
239	Global Blood Therapeutics, Inc.(b)	4,273
184	Globus Medical, Inc., Class A(b)	4,223
673	Glycomimetics, Inc.(b)	5,620
142	Haemonetics Corp.(b)	4,305
495	Halozyme Therapeutics, Inc.(b)	4,920
132	Halyard Health, Inc.(b)	4,566
146	HealthEquity, Inc.(b)	4,310
107	HealthSouth Corp.	4,606
193	HealthStream, Inc.(b)	4,676
344	Healthways, Inc.(b)	5,793
135	HeartWare International, Inc.(b)	7,822
235	Heron Therapeutics, Inc.(b)	3,906
126	Heska Corp.(b)	5,361
241	HMS Holdings Corp.(b)	4,791
254	Horizon Pharma PLC(b)	4,900
41	ICU Medical, Inc.(b)	4,787
2,781	Idera Pharmaceuticals, Inc.(b)	4,783
829	Ignyta, Inc.(b)	4,568
509	Immune Design Corp.(b)	3,904
1,313	ImmunoGen, Inc.(b)	3,650
1,716	Immunomedics, Inc.(b)	4,547
150	Impax Laboratories, Inc.(b)	4,713
302	Imprivata, Inc.(b)	5,774
110	INC Research Holdings, Inc., Class A(b)	4,896
3,223	Infinity Pharmaceuticals, Inc.(b)	5,415
390	Innoviva, Inc.	5,019
93	Inogen, Inc.(b)	4,998
598	Inotek Pharmaceuticals Corp.(b)	5,669
378	Inovio Pharmaceuticals, Inc.(b)	3,735
437	Insmed, Inc.(b)	5,004
148	Insulet Corp.(b)	5,238
337	Insys Therapeutics, Inc.(b)	5,274
135	Integer Holdings Corp.(b)	2,998
56	Integra LifeSciences Holdings Corp.(b)	4,719
161	Intellia Therapeutics, Inc.(b)	3,046
325	Intersect ENT, Inc.(b)	5,148

Schedule of Investments(a)

116	Intra-Cellular Therapies, Inc.(b)	$4,733
367	Invacare Corp.	4,228
520	Invitae Corp.(b)	4,560
708	InVivo Therapeutics Holdings Corp.(b)	4,588
198	iRadimed Corp.(b)	3,833
292	IRIDEX Corp.(b)	4,733
336	Ironwood Pharmaceuticals, Inc., Class A(b)	4,748
268	K2M Group Holdings, Inc.(b)	4,492
558	Karyopharm Therapeutics, Inc.(b)	4,118
703	Keryx Biopharmaceuticals, Inc.(b)	5,174
384	Kindred Healthcare, Inc.	4,708
84	Kite Pharma, Inc.(b)	4,757
253	La Jolla Pharmaceutical Co.(b)	4,301
106	Landauer, Inc.	4,422
174	Lannett Co., Inc.(b)	5,432
293	LeMaitre Vascular, Inc.	5,040
318	Lexicon Pharmaceuticals, Inc.(b)	5,190
101	LHC Group, Inc.(b)	4,571
42	Ligand Pharmaceuticals, Inc.(b)	5,665
550	Lion Biotechnologies, Inc.(b)	4,862
611	Lipocine, Inc.(b)	2,255
174	Loxo Oncology, Inc.(b)	4,475
216	Luminex Corp.(b)	4,629
175	MacroGenics, Inc.(b)	5,353
65	Magellan Health, Inc.(b)	4,451
3,976	MannKind Corp.(b)	3,936
82	Masimo Corp.(b)	4,344
791	Medgenics, Inc. (Israel)(b)	4,564
128	Medicines Co. (The)(b)	5,006
640	MediciNova, Inc.(b)	3,968
93	Medidata Solutions, Inc.(b)	4,943
225	Meridian Bioscience, Inc.	4,356
223	Merit Medical Systems, Inc.(b)	5,227
676	Merrimack Pharmaceuticals, Inc.(b)	3,921
562	MiMedx Group, Inc.(b)	4,209
401	Minerva Neurosciences, Inc.(b)	4,451
661	Mirati Therapeutics, Inc.(b)	3,067
83	Molina Healthcare, Inc.(b)	4,715
399	Momenta Pharmaceuticals, Inc.(b)	4,493
321	MyoKardia, Inc.(b)	5,672
139	Myriad Genetics, Inc.(b)	4,306
315	NanoString Technologies, Inc.(b)	4,281
662	NantKwest, Inc.(b)	4,521
371	Natera, Inc.(b)	4,860
66	National Healthcare Corp.	4,264
318	National Research Corp., Class A	4,776
121	Natus Medical, Inc.(b)	4,759
284	Nektar Therapeutics(b)	4,910
80	Neogen Corp.(b)	4,412
515	NeoGenomics, Inc.(b)	4,491
440	Neos Therapeutics, Inc.(b)	3,885
59	Nevro Corp.(b)	4,879
397	NewLink Genetics Corp.(b)	4,200
1,675	Nobilis Health Corp.(b)	4,774
633	Novavax, Inc.(b)	4,634
376	Novocure Ltd.(b)	2,828
74	NuVasive, Inc.(b)	4,603
214	NxStage Medical, Inc.(b)	4,732
791	Ocular Therapeutix, Inc.(b)	3,457
391	Omeros Corp.(b)	4,598
128	Omnicell, Inc.(b)	4,951
340	OncoMed Pharmaceuticals, Inc.(b)	4,124
78	Ophthotech Corp.(b)	5,011
618	OraSure Technologies, Inc.(b)	4,215
1,305	Organovo Holdings, Inc.(b)	5,585
95	Orthofix International NV(b)	4,503
823	Osiris Therapeutics, Inc.	4,115
280	Otonomy, Inc.(b)	4,021
789	OvaScience, Inc.(b)	3,977
115	Owens & Minor, Inc.	4,107
478	Oxford Immunotec Global PLC(b)	3,843

483	Pacific Biosciences of California, Inc.(b)	$4,130
112	Pacira Pharmaceuticals, Inc.(b)	4,060
320	Paratek Pharmaceuticals, Inc.(b)	4,118
72	PAREXEL International Corp.(b)	4,813
1,400	PDL BioPharma, Inc.	4,928
70	Penumbra, Inc.(b)	4,782
531	Pfenex, Inc.(b)	4,285
1,891	Pharmathene, Inc.(b)	4,841
173	PharMerica Corp.(b)	4,595
217	Phibro Animal Health Corp., Class A	4,477
179	Portola Pharmaceuticals, Inc.(b)	4,647
100	PRA Health Sciences, Inc.(b)	4,638
116	Press Ganey Holdings, Inc.(b)	4,631
80	Prestige Brands Holdings, Inc.(b)	4,280
909	Progenics Pharmaceuticals, Inc.(b)	5,318
265	Proteostasis Therapeutics, Inc.(b)	2,942
109	Prothena Corp. PLC (Ireland)(b)	6,000
91	Providence Service Corp. (The)(b)	4,402
633	PTC Therapeutics, Inc.(b)	3,779
137	Puma Biotechnology, Inc.(b)	6,835
357	Quality Systems, Inc.	4,384
244	Quidel Corp.(b)	5,563
401	Quorum Health Corp.(b)	4,367
119	Radius Health, Inc.(b)	5,607
804	RadNet, Inc.(b)	4,832
836	Raptor Pharmaceutical Corp.(b)	4,924
213	Reata Pharmaceuticals, Inc., Class A(b)	3,414
452	REGENXBIO, Inc.(b)	3,693
781	Regulus Therapeutics, Inc.(b)	2,788
250	Relypsa, Inc.(b)	7,985
189	Repligen Corp.(b)	5,405
235	Retrophin, Inc.(b)	4,214
311	Revance Therapeutics, Inc.(b)	4,195
1,811	Rigel Pharmaceuticals, Inc.(b)	4,147
567	Rockwell Medical, Inc.(b)	4,564
1,138	RTI Surgical, Inc.(b)	3,699
147	Sage Therapeutics, Inc.(b)	6,594
288	Sagent Pharmaceuticals, Inc.(b)	6,247
754	Sangamo BioSciences, Inc.(b)	4,773
250	Sarepta Therapeutics, Inc.(b)	6,320
316	SciClone Pharmaceuticals, Inc.(b)	3,337
1,111	Second Sight Medical Products, Inc.(b)	4,488
380	Select Medical Holdings Corp.(b)	4,370
1,102	Senseonics Holdings, Inc.(b)	3,659
145	Seres Therapeutics, Inc.(b)	1,586
749	Sorrento Therapeutics, Inc.(b)	4,711
91	Spark Therapeutics, Inc.(b)	5,273
230	Spectranetics Corp. (The)(b)	5,331
633	Spectrum Pharmaceuticals, Inc.(b)	4,349
786	STAAR Surgical Co.(b)	5,376
603	Stemline Therapeutics, Inc.(b)	4,462
400	Sucampo Pharmaceuticals, Inc., Class A(b)	4,700
232	Supernus Pharmaceuticals, Inc.(b)	5,155
268	Surgery Partners, Inc.(b)	4,859
88	Surgical Care Affiliates, Inc.(b)	4,577
183	Surmodics, Inc.(b)	5,020
366	Syndax Pharmaceuticals, Inc.(b)	4,546
1,132	Synergy Pharmaceuticals, Inc.(b)	4,619
2,390	Synthetic Biologics, Inc.(b)	4,183
502	T2 Biosystems, Inc.(b)	2,841
561	Tandem Diabetes Care, Inc.(b)	3,719
102	Team Health Holdings, Inc.(b)	4,166
330	Teladoc, Inc.(b)	5,755
694	Teligent, Inc.(b)	5,635
104	TESARO, Inc.(b)	9,697
1,085	Tetraphase Pharmaceuticals, Inc.(b)	4,362
636	TG Therapeutics, Inc.(b)	3,759
494	TherapeuticsMD, Inc.(b)	3,838
184	Theravance Biopharma, Inc. (Cayman Islands)(b)	4,694
721	Titan Pharmaceuticals, Inc.(b)	3,576

Schedule of Investments(a)

365	Tobira Therapeutics, Inc.(b)	$1,573
730	Tokai Pharmaceuticals, Inc.(b)	920
3,106	TransEnterix, Inc.(b)	4,193
699	Trevena, Inc.(b)	4,383
171	Triple-S Management Corp., Class B(b)	4,249
929	Trovagene, Inc.(b)	5,230
70	U.S. Physical Therapy, Inc.	4,173
82	Ultragenyx Pharmaceutical, Inc.(b)	5,189
510	Universal American Corp.	3,907
267	USMD Holdings, Inc.(b)	5,498
67	Utah Medical Products, Inc.	4,360
386	Vanda Pharmaceuticals, Inc.(b)	4,400
108	Vascular Solutions, Inc.(b)	4,954
818	Veracyte, Inc.(b)	4,049
376	Versartis, Inc.(b)	4,324
411	Vitae Pharmaceuticals, Inc.(b)	4,377
618	Vital Therapies, Inc.(b)	3,844
463	Vocera Communications, Inc.(b)	6,848
324	Voyager Therapeutics, Inc.(b)	4,776
724	vTv Therapeutics, Inc., Class A(b)	4,098
210	WaVe Life Sciences Ltd.(b)	4,055
246	Wright Medical Group NV(b)	5,395
262	XBiotech, Inc.(b)	3,739
311	Xencor, Inc.(b)	5,890
707	Zafgen, Inc.(b)	2,149
157	Zeltiq Aesthetics, Inc.(b)	5,330
719	ZIOPHARM Oncology, Inc.(b)	3,494
518	Zogenix, Inc.(b)	4,729

		1,622,902

	Industrials - 13.5%
485	AAON, Inc.	12,843
253	AAR Corp.	6,112
160	ABM Industries, Inc.	5,954
1,221	Acacia Research Corp.	6,606
559	ACCO Brands Corp.(b)	6,283
217	Actuant Corp., Class A	5,154
464	Advanced Drainage Systems, Inc.	12,393
167	Advisory Board Co. (The)(b)	6,974
304	Aegion Corp.(b)	6,238
335	Aerojet Rocketdyne Holdings, Inc.(b)	6,318
194	Aerovironment, Inc.(b)	5,500
445	Air Transport Services Group, Inc.(b)	6,444
279	Aircastle Ltd.	6,199
92	Alamo Group, Inc.	6,176
147	Albany International Corp., Class A	6,222
44	Allegiant Travel Co.	5,710
263	Allied Motion Technologies, Inc.	5,949
208	Altra Industrial Motion Corp.	5,907
149	American Railcar Industries, Inc.	6,259
155	American Science & Engineering, Inc.	5,721
658	American Superconductor Corp.(b)	6,040
77	American Woodmark Corp.(b)	5,716
291	Apogee Enterprises, Inc.	13,604
129	Applied Industrial Technologies, Inc.	6,057
525	Aqua Metals, Inc.(b)	4,888
1,439	ARC Document Solutions, Inc.(b)	5,670
358	ArcBest Corp.	6,698
139	Argan, Inc.	6,412
684	Armstrong Flooring, Inc.(b)	13,632
105	Astec Industries, Inc.	6,329
167	Astronics Corp.(b)	6,391
136	Atlas Air Worldwide Holdings, Inc.(b)	5,879
99	AZZ, Inc.	6,146
280	Babcock & Wilcox Enterprises, Inc.(b)	4,301
175	Barnes Group, Inc.	6,638
152	Barrett Business Services, Inc.	6,533
286	Beacon Roofing Supply, Inc.(b)	13,448
500	Blue Bird Corp.(b)	7,045
698	BMC Stock Holdings, Inc.(b)	14,204
188	Brady Corp., Class A	6,042
285	Briggs & Stratton Corp.	6,478

203	Brink’s Co. (The)	$6,662
1,115	Builders FirstSource, Inc.(b)	14,372
352	Caesarstone Sdot-Yam Ltd. (Israel)(b)	13,196
747	CAI International, Inc.(b)	6,409
751	Casella Waste Systems, Inc., Class A(b)	7,029
547	CBIZ, Inc.(b)	5,913
94	CEB, Inc.	5,644
681	CECO Environmental Corp.	6,299
585	Celadon Group, Inc.	4,832
224	Chart Industries, Inc.(b)	6,724
101	CIRCOR International, Inc.	5,751
96	CLARCOR, Inc.	5,977
380	Columbus McKinnon Corp.	6,304
397	Comfort Systems USA, Inc.	12,061
584	Continental Building Products, Inc.(b)	13,695
612	Costamare, Inc. (Greece)	5,991
267	Covenant Transportation Group, Inc., Class A(b)	6,016
235	CRA International, Inc.(b)	6,491
177	Csw Industrials, Inc.(b)	6,006
140	Cubic Corp.	5,718
70	Curtiss-Wright Corp.	6,229
89	Deluxe Corp.	6,016
273	DigitalGlobe, Inc.(b)	7,360
242	Douglas Dynamics, Inc.	6,486
284	Ducommun, Inc.(b)	5,493
386	DXP Enterprises, Inc.(b)	6,423
72	Dycom Industries, Inc.(b)	6,772
1,238	Dynamic Materials Corp.	12,677
257	Echo Global Logistics, Inc.(b)	6,363
121	EMCOR Group, Inc.	6,740
152	Encore Wire Corp.	5,705
522	Energous Corp.(b)	6,483
678	Energy Recovery, Inc.(b)	7,255
94	EnerSys	5,861
264	Engility Holdings, Inc.(b)	7,667
308	Ennis, Inc.	5,335
124	EnPro Industries, Inc.	5,673
145	ESCO Technologies, Inc.	6,141
187	Essendant, Inc.	3,747
93	Esterline Technologies Corp.(b)	5,657
545	ExOne Co. (The)(b)	5,548
104	Exponent, Inc.	5,284
446	Federal Signal Corp.	5,865
128	Forward Air Corp.	5,924
307	Franklin Covey Co.(b)	5,041
173	Franklin Electric Co., Inc.	6,699
411	FreightCar America, Inc.	6,124
140	FTI Consulting, Inc.(b)	5,998
78	G&K Services, Inc., Class A	6,256
129	GATX Corp.	5,770
398	Gencor Industries, Inc.(b)	7,005
161	Generac Holdings, Inc.(b)	6,084
424	General Cable Corp.	6,246
396	Gibraltar Industries, Inc.(b)	13,971
447	Global Brass & Copper Holdings, Inc.	12,659
571	GMS, Inc.(b)	14,418
212	Gorman-Rupp Co. (The)	5,743
247	GP Strategies Corp.(b)	5,177
318	Graham Corp.	5,730
134	Granite Construction, Inc.	6,671
1,221	Great Lakes Dredge & Dock Corp.(b)	5,421
204	Greenbrier Cos., Inc. (The)	6,697
748	Griffon Corp.	12,821
300	H&E Equipment Services, Inc.	5,586
646	Hardinge, Inc.	6,525
860	Harsco Corp.	8,419
161	Hawaiian Holdings, Inc.(b)	7,330
1,356	HC2 Holdings, Inc.(b)	6,238
147	Healthcare Services Group, Inc.	5,705
335	Heartland Express, Inc.	6,204

Schedule of Investments(a)

329	Heidrick & Struggles International, Inc.	$6,402
447	Heritage-Crystal Clean, Inc.(b)	5,637
186	Herman Miller, Inc.	6,095
1,356	Hill International, Inc.(b)	5,655
190	Hillenbrand, Inc.	6,146
125	HNI Corp.	6,516
147	Hub Group, Inc., Class A(b)	6,018
203	Hurco Cos., Inc.	5,406
96	Huron Consulting Group, Inc.(b)	5,901
95	Hyster-Yale Materials Handling, Inc., Class A	6,060
143	ICF International, Inc.(b)	5,917
1,055	IDI, Inc.(b)	5,465
480	IES Holdings, Inc.(b)	7,464
702	InnerWorkings, Inc.(b)	5,974
78	Insperity, Inc.	6,122
452	Insteel Industries, Inc.	15,725
729	Interface, Inc.	13,020
93	John Bean Technologies Corp.	6,224
269	Joy Global, Inc.	7,432
116	Kadant, Inc.	6,373
138	Kaman Corp.	5,956
296	Kelly Services, Inc., Class A	6,059
243	Kennametal, Inc.	6,041
594	KEYW Holding Corp. (The)(b)	6,083
333	Kforce, Inc.	5,947
525	Kimball International, Inc., Class B	5,980
180	KLX, Inc.(b)	5,814
220	Knight Transportation, Inc.	6,563
240	Knoll, Inc.	6,060
263	Korn/Ferry International	6,052
1,447	Kratos Defense & Security Solutions, Inc.(b)	6,381
595	Lawson Products, Inc.(b)	9,758
821	Layne Christensen Co.(b)	6,568
82	Lindsay Corp.	5,753
1,094	LSI Industries, Inc.	11,990
150	Lydall, Inc.(b)	6,702
1,007	Manitowoc Co., Inc. (The)	5,609
295	Marten Transport Ltd.	6,387
186	Masonite International Corp.(b)	12,988
247	MasTec, Inc.(b)	6,039
177	Matson, Inc.	6,614
90	Matthews International Corp., Class A	5,410
194	McGrath RentCorp	6,183
235	Mercury Systems, Inc.(b)	6,091
570	Meritor, Inc.(b)	4,777
356	Milacron Holdings Corp.(b)	6,130
262	Miller Industries, Inc.	5,623
235	Mistras Group, Inc.(b)	5,889
168	Mobile Mini, Inc.	5,462
107	Moog, Inc., Class A(b)	5,892
851	MRC Global, Inc.(b)	11,259
110	MSA Safety, Inc.	6,147
397	Mueller Industries, Inc.	13,514
1,122	Mueller Water Products, Inc., Class A	13,307
97	Multi-Color Corp.	6,264
245	MYR Group, Inc.(b)	6,044
55	National Presto Industries, Inc.	4,925
363	Navigant Consulting, Inc.(b)	7,155
474	Navistar International Corp.(b)	6,077
791	NCI Building Systems, Inc.(b)	12,830
511	Neff Corp., Class A(b)	4,992
707	NN, Inc.	11,927
254	Nortek, Inc.(b)	22,068
1,154	NOW, Inc.(b)	21,130
208	NV5 Global, Inc.(b)	6,691
337	Omega Flex, Inc.	11,495
152	On Assignment, Inc.(b)	5,616
1,112	Orion Group Holdings, Inc.(b)	6,283
201	Park-Ohio Holdings Corp.	5,986
227	Patrick Industries, Inc.(b)	14,655

1,232	PGT, Inc.(b)	$14,784
3,310	Plug Power, Inc.(b)	5,925
863	Ply Gem Holdings, Inc.(b)	13,256
155	Powell Industries, Inc.	5,710
345	Power Solutions International, Inc.(b)	6,069
145	Preformed Line Products Co.	7,086
303	Primoris Services Corp.	5,469
98	Proto Labs, Inc.(b)	5,394
277	Quad Graphics, Inc., Class A	7,025
657	Quanex Building Products Corp.	13,133
1,759	Radiant Logistics, Inc.(b)	5,558
298	Raven Industries, Inc.	6,186
174	RBC Bearings, Inc.(b)	13,229
393	Resources Connection, Inc.	5,856
591	Rexnord Corp.(b)	12,582
764	Roadrunner Transportation Systems, Inc.(b)	5,783
624	RPX Corp.(b)	6,284
267	Rush Enterprises, Inc., Class A(b)	6,136
229	Saia, Inc.(b)	6,616
2,092	Scorpio Bulkers, Inc.(b)	6,883
321	Simpson Manufacturing Co., Inc.	13,097
159	Siteone Landscape Supply, Inc.(b)	6,176
231	SkyWest, Inc.	6,646
252	SP Plus Corp.(b)	6,056
279	Sparton Corp.(b)	5,806
373	SPX Corp.(b)	5,647
195	SPX FLOW, Inc.(b)	5,320
69	Standex International Corp.	6,127
394	Steelcase, Inc., Class A	5,713
191	Sun Hydraulics Corp.	5,768
3,485	Sunrun, Inc.(b)	18,052
466	Supreme Industries, Inc., Class A	7,829
372	Swift Transportation Co., Class A(b)	7,161
253	TASER International, Inc.(b)	7,327
215	Team, Inc.(b)	5,936
59	Teledyne Technologies, Inc.(b)	6,195
108	Tennant Co.	6,921
190	Tetra Tech, Inc.	6,257
531	Textainer Group Holdings Ltd.	6,308
283	Thermon Group Holdings, Inc.(b)	5,711
897	Titan International, Inc.	5,929
513	Titan Machinery, Inc.(b)	5,751
896	TRC Cos., Inc.(b)	6,290
300	Trex Co., Inc.(b)	14,550
341	TriMas Corp.(b)	6,094
282	TriNet Group, Inc.(b)	6,117
436	Triton International Ltd. (Bermuda)	7,320
150	Triumph Group, Inc.	4,624
302	TrueBlue, Inc.(b)	6,744
249	Tutor Perini Corp.(b)	6,255
52	UniFirst Corp.	6,078
691	Univar, Inc.(b)	12,652
142	Universal Forest Products, Inc.	15,353
415	Universal Logistics Holdings, Inc.	6,204
127	US Ecology, Inc.	5,753
292	USA Truck, Inc.(b)	5,630
222	Vectrus, Inc.(b)	6,915
324	Veritiv Corp.(b)	13,679
158	Viad Corp.	5,502
561	Vicor Corp.(b)	5,947
104	Virgin America, Inc.(b)	5,816
83	VSE Corp.	5,275
465	Wabash National Corp.(b)	6,733
100	WageWorks, Inc.(b)	6,181
98	Watts Water Technologies, Inc., Class A	6,061
263	Werner Enterprises, Inc.	6,607
420	Wesco Aircraft Holdings, Inc.(b)	5,397
1,256	West Corp.	27,770
244	Willis Lease Finance Corp.(b)	6,588
100	Woodward, Inc.	5,854
220	XPO Logistics, Inc.(b)	6,516

Schedule of Investments(a)

627	YRC Worldwide, Inc.(b)	$7,442

		1,874,807

	Information Technology - 13.8%
168	2U, Inc.(b)	5,877
419	3D Systems Corp.(b)	5,610
1,839	8x8, Inc.(b)	25,286
868	A10 Networks, Inc.(b)	6,788
147	Acacia Communications, Inc.(b)	9,559
272	ACI Worldwide, Inc.(b)	5,388
628	Actua Corp.(b)	6,267
260	Acxiom Corp.(b)	5,967
308	ADTRAN, Inc.	5,606
154	Advanced Energy Industries, Inc.(b)	6,271
1,046	Advanced Micro Devices, Inc.(b)	7,176
858	Aerohive Networks, Inc.(b)	6,272
530	Agilysys, Inc.(b)	6,053
244	Alarm.com Holdings, Inc.(b)	7,010
1,257	Alj Regional Holdings, Inc.(b)	6,071
395	Alpha & Omega Semiconductor Ltd.(b)	5,645
110	Ambarella, Inc.(b)	6,378
766	Amber Road, Inc.(b)	6,756
571	American Software, Inc., Class A	6,298
942	Amkor Technology, Inc.(b)	5,925
648	Angie’s List, Inc.(b)	5,242
95	Anixter International, Inc.(b)	5,822
440	Apigee Corp.(b)	5,474
390	Appfolio, Inc., Class A(b)	6,271
862	Applied Micro Circuits Corp.(b)	5,672
564	Applied Optoelectronics, Inc.(b)	6,678
143	Aspen Technology, Inc.(b)	5,990
407	Autobytel, Inc.(b)	6,048
282	AVG Technologies NV(b)	6,974
905	Avid Technology, Inc.(b)	5,892
404	AVX Corp.	5,519
520	Axcelis Technologies, Inc.(b)	5,564
81	Badger Meter, Inc.	5,649
720	Bankrate, Inc.(b)	5,738
376	Barracuda Networks, Inc.(b)	8,302
1,492	Bazaarvoice, Inc.(b)	6,192
305	Bel Fuse, Inc., Class B	6,249
200	Belden, Inc.	14,642
262	Benchmark Electronics, Inc.(b)	6,141
142	Benefitfocus, Inc.(b)	6,106
433	Black Box Corp.	5,910
85	Blackbaud, Inc.	5,682
87	Blackhawk Network Holdings, Inc.(b)	3,027
629	Blucora, Inc.(b)	6,422
248	Bottomline Technologies (de), Inc.(b)	5,235
495	Box, Inc., Class A(b)	5,767
699	Brightcove, Inc.(b)	7,319
133	BroadSoft, Inc.(b)	5,962
486	Brooks Automation, Inc.	6,090
291	Cabot Microelectronics Corp.	15,312
57	CACI International, Inc., Class A(b)	5,434
397	CalAmp Corp.(b)	5,637
806	Calix, Inc.(b)	6,222
290	Callidus Software, Inc.(b)	5,954
593	Carbonite, Inc.(b)	6,529
72	Cardtronics PLC, Class A(b)	3,167
553	Care.com, Inc.(b)	6,077
56	Cass Information Systems, Inc.	2,910
142	Cavium, Inc.(b)	6,627
211	CEVA, Inc.(b)	6,343
389	ChannelAdvisor Corp.(b)	6,131
281	Ciena Corp.(b)	5,392
52	Cimpress NV (Netherlands)(b)	4,930
143	Cirrus Logic, Inc.(b)	6,948
306	Clearfield, Inc.(b)	6,123
61	Coherent, Inc.(b)	6,469
492	Cohu, Inc.	5,196
125	CommVault Systems, Inc.(b)	6,467

185	comScore, Inc.(b)	$4,801
412	Comtech Telecommunications Corp.	5,385
728	Control4 Corp.(b)	6,341
227	Convergys Corp.	6,050
133	Cornerstone OnDemand, Inc.(b)	5,744
596	CPI Card Group, Inc.	2,813
187	Cray, Inc.(b)	5,902
140	CSG Systems International, Inc.	5,636
319	CTS Corp.	6,096
159	Cvent, Inc.(b)	5,187
870	Daktronics, Inc.	5,629
713	Datalink Corp.(b)	6,118
853	DHI Group, Inc.(b)	6,218
220	Diebold, Inc.	6,213
515	Digi International, Inc.(b)	5,722
180	Digimarc Corp.(b)	6,554
289	Diodes, Inc.(b)	5,349
561	DSP Group, Inc.(b)	6,076
220	DTS, Inc.(b)	6,114
864	EarthLink Holdings Corp.	5,858
301	Eastman Kodak Co.(b)	5,099
120	Ebix, Inc.	6,398
449	Electro Rent Corp.	6,946
941	Electro Scientific Industries, Inc.(b)	6,371
128	Electronics for Imaging, Inc.(b)	5,669
66	Ellie Mae, Inc.(b)	6,079
927	EMCORE Corp.	6,007
642	Endurance International Group Holdings, Inc.(b)	5,765
3,402	EnerNOC, Inc.(b)	25,447
397	Entegris, Inc.(b)	6,785
163	Envestnet, Inc.(b)	6,222
80	EPAM Systems, Inc.(b)	5,619
384	EPIQ Systems, Inc.	6,275
68	ePlus, Inc.(b)	5,719
180	EVERTEC, Inc.	3,096
731	Everyday Health, Inc.(b)	5,965
427	Exa Corp.(b)	6,234
712	Exar Corp.(b)	5,967
113	ExlService Holdings, Inc.(b)	5,595
1,610	Extreme Networks, Inc.(b)	6,263
153	Fabrinet (Thailand)(b)	5,777
26	Fair Isaac Corp.	3,293
287	Fairchild Semiconductor International, Inc.(b)	5,665
164	FARO Technologies, Inc.(b)	5,720
307	Finisar Corp.(b)	5,759
494	Five9, Inc.(b)	6,229
127	Fleetmatics Group PLC(b)	5,456
825	FormFactor, Inc.(b)	7,714
156	Forrester Research, Inc.	6,385
154	Gigamon, Inc.(b)	7,195
2,702	Gigpeak, Inc.(b)	5,107
677	Global Sources Ltd. (Hong Kong)(b)	6,079
143	Globant SA(b)	6,033
2,457	Glu Mobile, Inc.(b)	5,749
3,100	Gogo, Inc.(b)	26,071
191	GrubHub, Inc.(b)	7,243
320	GTT Communications, Inc.(b)	6,570
914	Guidance Software, Inc.(b)	5,374
429	Hackett Group, Inc. (The)	5,744
1,926	Harmonic, Inc.(b)	6,337
842	Higher One Holdings, Inc.(b)	4,319
490	Hortonworks, Inc.(b)	5,738
122	HubSpot, Inc.(b)	6,660
289	II-VI, Inc.(b)	5,809
790	Immersion Corp.(b)	5,933
125	Imperva, Inc.(b)	5,890
1,862	inContact, Inc.(b)	25,882
498	Infinera Corp.(b)	4,362
306	Infoblox, Inc.(b)	5,728

Schedule of Investments(a)

1,479	Information Services Group, Inc.(b)	$5,605
180	Inphi Corp.(b)	6,332
210	Insight Enterprises, Inc.(b)	5,586
267	Instructure, Inc.(b)	5,805
264	Integrated Device Technology, Inc.(b)	5,805
138	Interactive Intelligence Group, Inc.(b)	7,445
99	InterDigital, Inc.	5,846
404	Intersil Corp., Class A	6,173
783	Intralinks Holdings, Inc.(b)	5,450
903	InvenSense, Inc.(b)	6,122
135	Itron, Inc.(b)	5,763
571	Ixia(b)	6,567
527	IXYS Corp.	5,765
395	j2 Global, Inc.	26,402
1,432	Jive Software, Inc.(b)	5,442
461	Kimball Electronics, Inc.(b)	5,818
379	Knowles Corp.(b)	5,094
2,489	Kopin Corp.(b)	5,799
684	KVH Industries, Inc.(b)	6,204
997	Lattice Semiconductor Corp.(b)	5,992
3,775	Limelight Networks, Inc.(b)	6,380
1,370	Lionbridge Technologies, Inc.(b)	6,179
803	Liquidity Services, Inc.(b)	6,488
50	Littelfuse, Inc.	6,251
823	LivePerson, Inc.(b)	5,494
90	LogMeIn, Inc.(b)	7,732
229	Lumentum Holdings, Inc.(b)	6,927
166	MACOM Technology Solutions Holdings, Inc.(b)	6,559
156	ManTech International Corp., Class A	6,164
1,482	Marchex, Inc., Class B(b)	4,698
163	Marketo, Inc.(b)	5,734
103	MAXIMUS, Inc.	6,069
298	MaxLinear, Inc., Class A(b)	6,499
1,101	Maxwell Technologies, Inc.(b)	6,056
1,215	MeetMe, Inc.(b)	7,812
261	Mentor Graphics Corp.	5,575
48	Mesa Laboratories, Inc.	5,550
200	Methode Electronics, Inc.	7,006
170	Microsemi Corp.(b)	6,630
34	MicroStrategy, Inc., Class A(b)	5,946
385	MINDBODY, Inc., Class A(b)	6,764
786	Mitek Systems, Inc.(b)	5,934
137	MKS Instruments, Inc.	6,258
1,804	Mobileiron, Inc.(b)	6,152
422	Model N, Inc.(b)	5,448
409	MoneyGram International, Inc.(b)	2,847
84	Monolithic Power Systems, Inc.	6,108
237	Monotype Imaging Holdings, Inc.	4,690
2,271	Monster Worldwide, Inc.(b)	5,746
131	MTS Systems Corp.	6,213
278	Nanometrics, Inc.(b)	5,571
452	NCI, Inc., Class A	5,736
620	NeoPhotonics Corp.(b)	7,781
119	NETGEAR, Inc.(b)	6,120
235	NetScout Systems, Inc.(b)	6,575
233	NeuStar, Inc., Class A(b)	5,869
184	New Relic, Inc.(b)	6,337
271	NIC, Inc.	6,320
668	Nimble Storage, Inc.(b)	4,970
364	Novanta, Inc.(b)	5,718
752	Numerex Corp., Class A(b)	5,738
98	NVE Corp.	5,590
1,171	Oclaro, Inc.(b)	6,710
102	OSI Systems, Inc.(b)	6,066
616	Park City Group, Inc.(b)	6,024
347	Park Electrochemical Corp.	5,621
134	Paycom Software, Inc.(b)	6,326
138	Paylocity Holding Corp.(b)	6,160
240	PC Connection, Inc.	6,194
400	PDF Solutions, Inc.(b)	6,600

200	Pegasystems, Inc.	$5,580
273	Perficient, Inc.(b)	6,066
546	PFSweb, Inc.(b)	5,411
618	Photronics, Inc.(b)	5,970
677	Planet Payment, Inc.(b)	3,175
128	Plantronics, Inc.	6,175
128	Plexus Corp.(b)	5,880
488	Polycom, Inc.(b)	6,046
107	Power Integrations, Inc.	6,106
215	Progress Software Corp.(b)	6,248
90	Proofpoint, Inc.(b)	6,828
336	PROS Holdings, Inc.(b)	6,243
537	Pure Storage, Inc., Class A(b)	6,766
201	Q2 Holdings, Inc.(b)	5,966
302	QAD, Inc., Class A	5,714
191	Qlik Technologies, Inc.(b)	5,768
383	QLogic Corp.(b)	5,944
181	Qualys, Inc.(b)	5,682
1,533	QuinStreet, Inc.(b)	5,565
363	Quotient Technology, Inc.(b)	4,596
1,163	Radisys Corp.(b)	5,606
469	Rambus, Inc.(b)	6,341
423	Rapid7, Inc.(b)	5,914
1,287	RealNetworks, Inc.(b)	5,573
253	RealPage, Inc.(b)	6,363
239	Reis, Inc.	6,042
740	RetailMeNot, Inc.(b)	6,179
630	Rightside Group Ltd.(b)	7,560
277	RingCentral, Inc., Class A(b)	6,379
179	Rofin-Sinar Technologies, Inc.(b)	5,656
91	Rogers Corp.(b)	6,228
675	Rosetta Stone, Inc.(b)	5,198
322	Rovi Corp.(b)	6,057
408	Rubicon Project, Inc. (The)(b)	5,761
368	Rudolph Technologies, Inc.(b)	6,484
208	Sanmina Corp.(b)	5,271
456	Sapiens International Corp. NV (Israel)	5,828
146	ScanSource, Inc.(b)	5,990
98	Science Applications International Corp.	5,954
403	SecureWorks Corp., Class A(b)	5,968
237	Semtech Corp.(b)	6,025
1,415	ServiceSource International, Inc.(b)	6,396
865	ShoreTel, Inc.(b)	6,349
109	Shutterstock, Inc.(b)	6,005
878	Sigma Designs, Inc.(b)	5,883
194	Silicom Ltd. (Israel)	7,034
1,086	Silicon Graphics International Corp.(b)	5,864
114	Silicon Laboratories, Inc.(b)	6,074
489	Silver Spring Networks, Inc.(b)	6,147
659	Sonus Networks, Inc.(b)	5,681
100	SPS Commerce, Inc.(b)	6,332
53	Stamps.com, Inc.(b)	4,018
253	Stratasys Ltd.(b)	5,298
211	Super Micro Computer, Inc.(b)	4,547
200	Sykes Enterprises, Inc.(b)	6,138
106	Synaptics, Inc.(b)	5,507
166	Synchronoss Technologies, Inc.(b)	6,198
61	SYNNEX Corp.	6,132
125	Syntel, Inc.(b)	5,664
541	Systemax, Inc.(b)	4,842
153	Take-Two Interactive Software, Inc.(b)	6,148
622	Tangoe, Inc.(b)	5,032
69	Tech Data Corp.(b)	5,377
695	TechTarget, Inc.(b)	6,338
1,109	Telenav, Inc.(b)	5,523
213	TeleTech Holdings, Inc.	6,079
181	Tessera Technologies, Inc.	5,817
483	TiVo, Inc.(b)	5,091
385	Travelport Worldwide Ltd.	5,194
768	TrueCar, Inc.(b)	7,196
719	TTM Technologies, Inc.(b)	7,154

Schedule of Investments(a)

408	TubeMogul, Inc.(b)	$4,574
143	Ubiquiti Networks, Inc.(b)	6,395
997	Ultra Clean Holdings, Inc.(b)	6,371
248	Ultratech, Inc.(b)	6,061
760	Unisys Corp.(b)	7,532
84	Universal Display Corp.(b)	5,951
1,422	USA Technologies, Inc.(b)	6,712
222	Varonis Systems, Inc.(b)	5,703
329	VASCO Data Security International, Inc.(b)	5,498
328	Veeco Instruments, Inc.(b)	5,501
162	Verint Systems, Inc.(b)	5,714
81	ViaSat, Inc.(b)	5,980
799	Viavi Solutions, Inc.(b)	5,697
1,374	VirnetX Holding Corp.(b)	5,949
165	Virtusa Corp.(b)	4,488
426	Vishay Intertechnology, Inc.	5,679
436	Vishay Precision Group, Inc.(b)	5,733
326	Web.com Group, Inc.(b)	6,148
71	WebMD Health Corp.(b)	4,332
409	Workiva, Inc., Class A(b)	5,701
448	Xactly Corp.(b)	5,564
911	Xcerra Corp.(b)	5,557
286	XO Group, Inc.(b)	5,214
232	Xura, Inc.(b)	5,765
206	Zendesk, Inc.(b)	6,229
1,429	Zix Corp.(b)	5,802

		1,916,762

	Materials - 7.8%
524	A. Schulman, Inc.	15,358
152	AEP Industries, Inc.	12,230
2,539	AgroFresh Solutions, Inc.(b)	16,377
2,575	AK Steel Holding Corp.(b)	16,892
929	Allegheny Technologies, Inc.	16,545
852	American Vanguard Corp.	12,678
1,015	Ampco-Pittsburgh Corp.	13,408
387	Axiall Corp.	12,636
213	Balchem Corp.	13,604
561	Boise Cascade Co.(b)	15,242
901	Calgon Carbon Corp.	12,434
374	Carpenter Technology Corp.	14,679
1,944	Century Aluminum Co.(b)	14,755
198	Chase Corp.	11,997
1,369	Chemours Co. (The)	12,732
458	Chemtura Corp.(b)	12,865
203	Clearwater Paper Corp.(b)	12,771
2,489	Cliffs Natural Resources, Inc.(b)	19,688
1,025	Codexis, Inc.(b)	4,459
1,357	Coeur Mining, Inc.(b)	20,789
746	Commercial Metals Co.	12,339
191	Deltic Timber Corp.	13,164
882	Ferro Corp.(b)	11,431
1,381	Ferroglobal PLC	12,871
1,669	Flotek Industries, Inc.(b)	23,700
1,215	FutureFuel Corp.	13,924
477	GCP Applied Technologies, Inc.(b)	13,132
3,801	Gold Resource Corp.	21,362
320	Greif, Inc., Class A	12,842
267	H.B. Fuller Co.	12,431
296	Hawkins, Inc.	12,651
400	Haynes International, Inc.	15,192
718	Headwaters, Inc.(b)	14,281
2,749	Hecla Mining Co.	17,841
366	Ingevity Corp.(b)	14,007
310	Innophos Holdings, Inc.	13,349
265	Innospec, Inc.	13,322
141	Kaiser Aluminum Corp.	11,682
836	KapStone Paper and Packaging Corp.	11,938
496	KMG Chemicals, Inc.	13,635
422	Koppers Holdings, Inc.(b)	13,344
466	Kraton Performance Polymers, Inc.(b)	13,938
2,117	Kronos Worldwide, Inc.	11,961

727	Louisiana-Pacific Corp.(b)	$14,685
1,029	LSB Industries, Inc.(b)	11,916
492	Materion Corp.	12,994
216	Minerals Technologies, Inc.	14,096
853	Multi Packaging Solutions International Ltd.(b)	12,386
864	Myers Industries, Inc.	12,917
180	Neenah Paper, Inc.	13,577
525	Olin Corp.	10,972
498	Olympic Steel, Inc.	14,273
1,900	OMNOVA Solutions, Inc.(b)	17,993
615	P.H. Glatfelter Co.	12,706
340	PolyOne Corp.	11,924
141	Quaker Chemical Corp.	13,488
969	Rayonier Advanced Materials, Inc.	13,343
352	Real Industry, Inc.(b)	2,760
766	Ryerson Holding Corp.(b)	11,061
753	Schnitzer Steel Industries, Inc., Class A	14,676
366	Schweitzer-Mauduit International, Inc.	13,838
184	Sensient Technologies Corp.	13,585
209	Stepan Co.	13,441
1,147	Stillwater Mining Co.(b)	17,549
625	Summit Materials, Inc., Class A(b)	13,837
3,767	SunCoke Energy, Inc.	28,742
9,461	TerraVia Holdings, Inc.(b)	23,936
1,203	TimkenSteel Corp.	12,054
2,213	Trecora Resources(b)	25,295
772	Tredegar Corp.	13,664
270	Trinseo SA	13,443
2,792	Tronox Ltd., Class A	18,120
605	UFP Technologies, Inc.(b)	13,848
220	United States Lime & Minerals, Inc.	13,860
219	US Concrete, Inc.(b)	14,125
323	Worthington Industries, Inc.	14,312

		1,085,892

	Telecommunication Services - 3.6%
326	ATN International, Inc.	23,967
2,930	Boingo Wireless, Inc.(b)	26,839
5,668	Cincinnati Bell, Inc.(b)	28,340
640	Cogent Communications Group, Inc.	27,347
988	Consolidated Communications Holdings, Inc.	27,615
1,703	FairPoint Communications, Inc.(b)	27,572
1,683	General Communication, Inc., Class A(b)	25,901
21,049	Globalstar, Inc.(b)	25,048
1,902	IDT Corp., Class B	29,025
1,465	Inteliquent, Inc.	30,106
3,006	Iridium Communications, Inc.(b)	26,994
2,269	Lumos Networks Corp.(b)	26,547
7,009	NII Holdings, Inc.(b)	21,307
2,614	ORBCOMM, Inc.(b)	27,682
257	pdvWireless, Inc.(b)	5,525
716	Shenandoah Telecommunications Co.	29,413
1,345	Spok Holdings, Inc.	24,856
833	Straight Path Communications, Inc., Class B(b)	15,194
4,704	Vonage Holdings Corp.(b)	27,895
2,749	Windstream Holdings, Inc.	25,593

		502,766

	Utilities - 7.1%
414	ALLETE, Inc.	26,434
622	American States Water Co.	26,870
823	Artesian Resources Corp., Class A	28,056
10,571	Atlantic Power Corp.	26,639
1,404	Atlantica Yield PLC (Spain)	28,291
604	Avista Corp.	26,274
401	Black Hills Corp.	25,283
793	California Water Service Group	26,748
431	Chesapeake Utilities Corp.	27,614
484	Connecticut Water Service, Inc.	24,708

Schedule of Investments(a)

1,948	Consolidated Water Co. Ltd. (Cayman Islands)	$26,162
1,535	Dynegy, Inc.(b)	23,224
565	El Paso Electric Co.	26,939
765	Empire District Electric Co. (The)	25,803
339	IDACORP, Inc.	27,408
471	MGE Energy, Inc.	26,447
652	Middlesex Water Co.	26,934
701	New Jersey Resources Corp.	26,105
424	Northwest Natural Gas Co.	27,535
408	NorthWestern Corp.	24,782
1,760	NRG Yield, Inc., Class C	31,574
407	ONE Gas, Inc.	26,439
595	Ormat Technologies, Inc.	27,156
783	Otter Tail Corp.	27,288
1,162	Pattern Energy Group, Inc.	28,318
764	PNM Resources, Inc.	26,251
589	Portland General Electric Co.	25,722
689	SJW Corp.	29,186
845	South Jersey Industries, Inc.	26,939
341	Southwest Gas Corp.	26,427
378	Spire, Inc.	26,233
1,906	Talen Energy Corp.(b)	25,922
7,428	TerraForm Global, Inc., Class A	25,849
2,475	TerraForm Power, Inc., Class A	29,106
612	Unitil Corp.	26,769
377	WGL Holdings, Inc.	26,688
859	York Water Co. (The)	27,007

		991,130

	Total Common Stocks and Other Equity Interests (Cost $13,246,465)	13,913,491

	Money Market Fund - 0.5%
69,740	Invesco Premier Portfolio - Institutional Class, 0.36%(d)
	(Cost $69,740)	$69,740

	Total Investments (Cost $13,316,205)(e) - 100.5%	13,983,231
	Other assets less liabilities - (0.5)%	(65,667)

	Net Assets-100.0%	$13,917,564

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$3,238	$—	$(715)	$469	$(112)	$2,880	$101

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $13,438,507. The net unrealized appreciation was $544,724, which consisted of aggregate gross unrealized appreciation of $1,916,181 and aggregate gross unrealized depreciation of $1,371,457.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Growth Portfolio (PXSG)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.6%
1,973	Asbury Automotive Group, Inc.(b)	$119,958
2,398	BJ’s Restaurants, Inc.(b)	93,138
1,296	Buffalo Wild Wings, Inc.(b)	217,676
337	Cavco Industries, Inc.(b)	33,491
765	Cheesecake Factory, Inc. (The)	39,573
739	Churchill Downs, Inc.	96,905
2,845	Core-Mark Holding Co., Inc.	139,291
3,022	Dave & Buster’s Entertainment, Inc.(b)	134,479
6,632	Diamond Resorts International, Inc.(b)	200,154
648	Dorman Products, Inc.(b)	41,278
2,383	Drew Industries, Inc.	218,307
2,254	Duluth Holdings, Inc., Class B(b)(c)	55,899
540	Etsy, Inc.(b)	5,432
3,838	Fox Factory Holding Corp.(b)	73,651
5,355	Francesca’s Holdings Corp.(b)	68,062
436	Gentherm, Inc.(b)	14,632
2,330	Grand Canyon Education, Inc.(b)	98,000
7,226	Habit Restaurants, Inc. (The), Class A(b)(c)	117,350
1,967	IMAX Corp.(b)	62,138
3,152	Installed Building Products, Inc.(b)	112,936
1,265	Lindblad Expeditions Holdings, Inc.(b)	12,574
5,945	MCBC Holdings, Inc.	68,249
264	Monro Muffler Brake, Inc.	16,532
4,489	Nautilus, Inc.(b)	84,573
4,099	Nexstar Broadcasting Group, Inc., Class A(c)	207,204
2,320	Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	60,645
685	Oxford Industries, Inc.	39,168
613	Papa John’s International, Inc.	45,331
1,895	Popeyes Louisiana Kitchen, Inc.(b)	108,546
5,024	Potbelly Corp.(b)(c)	65,463
7,777	Select Comfort Corp.(b)	185,559
2,855	Shake Shack, Inc., Class A(b)(c)	114,229
583	Shutterfly, Inc.(b)	31,010
5,758	Sinclair Broadcast Group, Inc., Class A	160,188
8,383	Smith & Wesson Holding Corp.(b)	246,879
1,766	Sturm Ruger & Co., Inc.	120,088
3,979	Taylor Morrison Home Corp., Class A(b)	64,659
31	Tenneco, Inc.(b)	1,752
3,757	Texas Roadhouse, Inc.	177,406
11,984	Tile Shop Holdings, Inc. (The)(b)	204,327
1,268	Universal Electronics, Inc.(b)	98,067
5,647	World Wrestling Entertainment, Inc., Class A(c)	111,528
5,938	Zoe’s Kitchen, Inc.(b)	211,037

		4,377,364

	Consumer Staples - 3.6%
7,981	Amplify Snack Brands, Inc.(b)	113,809
3,669	B&G Foods, Inc.	189,284
1,764	Calavo Growers, Inc.	116,036
144	Coca-Cola Bottling Co. Consolidated	20,507
321	Farmer Brothers Co.(b)	9,845
7,053	HRG Group, Inc.(b)	105,019
9,836	Lifevantage Corp.(b)(c)	137,606
483	MGP Ingredients, Inc.	20,769
2,741	Natural Health Trends Corp.(c)	92,070
725	PriceSmart, Inc.	56,463
1,048	USANA Health Sciences, Inc.(b)	143,911

		1,005,319

	Financials - 3.5%
689	Altisource Portfolio Solutions SA(b)	$16,026
2,873	Cohen & Steers, Inc.	123,826
2,018	CoreSite Realty Corp. REIT	166,546
247	Diamond Hill Investment Group, Inc.	47,174
3,682	DuPont Fabros Technology, Inc. REIT	176,110
851	Financial Engines, Inc.	22,458
334	First Cash Financial Services, Inc.	17,138
2,445	HFF, Inc., Class A	68,973
2,848	Marcus & Millichap, Inc.(b)	76,298
1,721	Moelis & Co., Class A	42,836
421	Potlatch Corp. REIT	16,103
401	PS Business Parks, Inc. REIT	44,467
143	Ryman Hospitality Properties, Inc. REIT	8,042
770	ServisFirst Bancshares, Inc.(c)	38,985
4,072	Trupanion, Inc.(b)	61,406
412	Universal Health Realty Income Trust REIT	24,584
551	Westwood Holdings Group, Inc.	29,545
3,372	WMIH Corp.(b)	8,160

		988,677

	Health Care - 27.3%
727	Abaxis, Inc.	35,957
29,107	AcelRX Pharmaceuticals, Inc.(b)(c)	105,658
2,374	Achillion Pharmaceuticals, Inc.(b)	19,657
1,330	Adeptus Health, Inc., Class A(b)(c)	59,278
3,021	AMN Healthcare Services, Inc.(b)	127,788
2,853	Amphastar Pharmaceuticals, Inc.(b)	46,162
861	Ampio Pharmaceuticals, Inc.(b)	852
3,093	ANI Pharmaceuticals, Inc.(b)(c)	187,436
52,160	Arena Pharmaceuticals, Inc.(b)	87,107
2,888	Avinger, Inc.(b)	14,267
2,688	BioSpecifics Technologies Corp.(b)	108,864
6,410	BioTelemetry, Inc.(b)	121,918
1,921	Cambrex Corp.(b)	100,680
1,701	Cantel Medical Corp.	113,882
4,734	Castlight Health, Inc., Class B(b)(c)	17,658
950	Cempra, Inc.(b)	17,071
5,627	Cepheid, Inc.(b)	198,802
18,156	Chromadex Corp.(b)	72,624
613	Computer Programs & Systems, Inc.(c)	24,299
1,903	CorVel Corp.(b)	86,016
5,188	Cross Country Healthcare, Inc.(b)	75,849
2,349	Cynosure, Inc., Class A(b)	129,101
12,988	Cytokinetics, Inc.(b)	144,427
7,672	Depomed, Inc.(b)	145,538
5,879	Diplomat Pharmacy, Inc.(b)(c)	211,232
1,969	Eagle Pharmaceuticals, Inc.(b)(c)	84,943
750	Emergent BioSolutions, Inc.(b)	25,042
4,644	Endologix, Inc.(b)	65,527
2,903	Fluidigm Corp.(b)(c)	30,627
5,079	GenMark Diagnostics, Inc.(b)	54,091
3,262	Genomic Health, Inc.(b)	94,696
24,657	Geron Corp.(b)(c)	66,081
1,267	Glaukos Corp.(b)	44,294
9,855	Halozyme Therapeutics, Inc.(b)(c)	97,959
3,521	HealthEquity, Inc.(b)	103,940
474	HealthStream, Inc.(b)	11,485
2,892	HeartWare International, Inc.(b)	167,562
7,300	ImmunoGen, Inc.(b)(c)	20,294
11,323	Imprivata, Inc.(b)	216,496
1,421	INC Research Holdings, Inc., Class A(b)	63,249
2,110	Inogen, Inc.(b)	113,391
6,233	Inovio Pharmaceuticals, Inc.(b)(c)	61,582
10	Insulet Corp.(b)	354
1,057	Intra-Cellular Therapies, Inc.(b)	43,126
1,949	iRadimed Corp.(b)	37,733
3,619	Ironwood Pharmaceuticals, Inc., Class A(b)	51,136
18,272	Keryx Biopharmaceuticals, Inc.(b)(c)	134,482
7,493	Lexicon Pharmaceuticals, Inc.(b)(c)	122,286
1,287	Ligand Pharmaceuticals, Inc.(b)	173,591

Schedule of Investments(a)

1,014	Masimo Corp.(b)	$53,712
11,000	MediciNova, Inc.(b)(c)	68,200
3,593	Medidata Solutions, Inc.(b)	190,968
27,685	MiMedx Group, Inc.(b)(c)	207,361
1,935	Myriad Genetics, Inc.(b)	59,946
2,407	Neogen Corp.(b)	132,746
7,381	NeoGenomics, Inc.(b)	64,362
496	Nevro Corp.(b)(c)	41,019
12,086	Novavax, Inc.(b)(c)	88,469
1,881	Novocure Ltd.(b)	14,145
1,677	NuVasive, Inc.(b)	104,309
3,674	Ocular Therapeutix, Inc.(b)(c)	16,055
3,119	Omnicell, Inc.(b)	120,643
11,199	Pacific Biosciences of California, Inc.(b)(c)	95,751
1,553	Paratek Pharmaceuticals, Inc.(b)(c)	19,987
2,650	PAREXEL International Corp.(b)	177,152
3,621	PRA Health Sciences, Inc.(b)	167,942
580	Press Ganey Holdings, Inc.(b)	23,154
1,751	Prothena Corp. PLC (Ireland)(b)(c)	96,393
647	Providence Service Corp. (The)(b)	31,295
1,217	Radius Health, Inc.(b)(c)	57,345
5,773	RadNet, Inc.(b)	34,696
2,992	Relypsa, Inc.(b)	95,564
8,898	Repligen Corp.(b)	254,483
3,291	Spectranetics Corp. (The)(b)	76,285
1,262	STAAR Surgical Co.(b)	8,632
16,822	Sucampo Pharmaceuticals, Inc., Class A(b)	197,658
11,346	Supernus Pharmaceuticals, Inc.(b)	252,108
3,654	T2 Biosystems, Inc.(b)	20,682
4,647	Tandem Diabetes Care, Inc.(b)	30,810
1,583	Team Health Holdings, Inc.(b)	64,650
6,339	Teligent, Inc.(b)(c)	51,473
414	U.S. Physical Therapy, Inc.	24,683
7,984	Vanda Pharmaceuticals, Inc.(b)	91,018
3,048	Vascular Solutions, Inc.(b)	139,812
7,817	Zeltiq Aesthetics, Inc.(b)(c)	265,387
13,936	ZIOPHARM Oncology, Inc.(b)(c)	67,729

		7,642,714

	Industrials - 12.1%
3,325	AAON, Inc.	88,046
4,199	Advanced Drainage Systems, Inc.	112,155
2,055	Advisory Board Co. (The)(b)	85,817
2	Allegiant Travel Co.	260
4,153	Allied Motion Technologies, Inc.	93,941
1,600	American Woodmark Corp.(b)	118,768
416	Apogee Enterprises, Inc.	19,448
253	Argan, Inc.	11,671
362	Astronics Corp.(b)	13,854
197	AZZ, Inc.	12,230
1,575	Barrett Business Services, Inc.	67,693
18,722	Builders FirstSource, Inc.(b)	241,327
1,338	Comfort Systems USA, Inc.	40,648
2,903	Continental Building Products, Inc.(b)	68,075
2,101	Dycom Industries, Inc.(b)	197,599
802	Forward Air Corp.	37,117
153	GP Strategies Corp.(b)	3,207
4,308	Hawaiian Holdings, Inc.(b)	196,143
4,700	Healthcare Services Group, Inc.	182,407
15	Heartland Express, Inc.	278
1,770	Insperity, Inc.	138,927
281	John Bean Technologies Corp.	18,804
7,732	Kforce, Inc.	138,094
1,870	Masonite International Corp.(b)	130,582
4,776	Mistras Group, Inc.(b)	119,687
903	Nortek, Inc.(b)	78,453
1,280	On Assignment, Inc.(b)	47,296
2,432	Patrick Industries, Inc.(b)	157,010
17,770	PGT, Inc.(b)	213,240
1,775	Proto Labs, Inc.(b)	97,696
539	RBC Bearings, Inc.(b)	40,980
4,526	TASER International, Inc.(b)	131,073

1,019	Trex Co., Inc.(b)	$49,421
9,044	TriNet Group, Inc.(b)	196,164
5,401	Univar, Inc.(b)	98,892
3,120	US Ecology, Inc.	141,336

		3,388,339

	Information Technology - 35.0%
1,200	3D Systems Corp.(b)	16,068
15,606	8x8, Inc.(b)	214,583
17,889	A10 Networks, Inc.(b)	139,892
680	Acacia Communications, Inc.(b)(c)	44,220
13,330	Aerohive Networks, Inc.(b)	97,442
5,562	Alarm.com Holdings, Inc.(b)	159,796
16,738	Amber Road, Inc.(b)(c)	147,629
5,127	Angie’s List, Inc.(b)	41,477
1,793	Apigee Corp.(b)	22,305
1,214	AppFolio, Inc., Class A(b)	19,521
2,756	Aspen Technology, Inc.(b)	115,449
2,469	AVG Technologies NV(b)	61,058
1,735	Badger Meter, Inc.	120,999
34	Benefitfocus, Inc.(b)	1,462
1,825	Blackbaud, Inc.	122,001
1,283	Box, Inc., Class A(b)	14,947
22,117	Brightcove, Inc.(b)	231,565
3,144	BroadSoft, Inc.(b)	140,946
4,402	CalAmp Corp.(b)	62,508
1,950	Callidus Software, Inc.(b)	40,034
1,160	Carbonite, Inc.(b)	12,772
733	Cardtronics PLC, Class A(b)	32,245
10,168	Care.com, Inc.(b)	111,746
4,411	Cavium, Inc.(b)	205,861
706	CEVA, Inc.(b)	21,222
917	Cimpress NV (Netherlands)(b)	86,932
1,991	Cirrus Logic, Inc.(b)	96,743
10,427	Clearfield, Inc.(b)	208,644
1,556	CommVault Systems, Inc.(b)	80,508
2,424	comScore, Inc.(b)	62,903
806	Cornerstone OnDemand, Inc.(b)	34,811
550	Cvent, Inc.(b)	17,941
14,052	EarthLink Holdings Corp.	95,273
1,658	Ebix, Inc.(c)	88,405
22	Electronics for Imaging, Inc.(b)	974
2,423	Ellie Mae, Inc.(b)	223,183
9,112	Endurance International Group Holdings, Inc.(b)(c)	81,826
4,215	Envestnet, Inc.(b)	160,887
2,010	EPAM Systems, Inc.(b)	141,182
2,075	ExlService Holdings, Inc.(b)	102,733
47,219	Extreme Networks, Inc.(b)	183,682
1,221	Fair Isaac Corp.	154,628
11,861	Five9, Inc.(b)	149,567
2,812	Fleetmatics Group PLC(b)	120,804
1,854	Forrester Research, Inc.	75,884
6,511	Gigamon, Inc.(b)	304,194
4,794	Globant SA(b)	202,259
5,884	Gogo, Inc.(b)(c)	49,485
3,980	Hackett Group, Inc. (The)	53,292
1,168	Hortonworks, Inc.(b)(c)	13,677
2,526	HubSpot, Inc.(b)	137,894
5,209	Imperva, Inc.(b)	245,448
1,451	inContact, Inc.(b)	20,169
4,949	Interactive Intelligence Group, Inc.(b)	266,999
394	j2 Global, Inc.	26,335
2,564	Jive Software, Inc.(b)	9,743
3,453	Lionbridge Technologies, Inc.(b)	15,573
67	Littelfuse, Inc.	8,376
3,492	LogMeIn, Inc.(b)	299,998
1,529	MACOM Technology Solutions Holdings, Inc.(b)	60,411
3,432	Marketo, Inc.(b)	120,738
1,797	MAXIMUS, Inc.	105,879
9,099	MaxLinear, Inc., Class A(b)	198,449

Schedule of Investments(a)

1,137	Mesa Laboratories, Inc.	$131,471
731	Microsemi Corp.(b)	28,509
1,050	MINDBODY, Inc., Class A(b)	18,449
8,684	Mitek Systems, Inc.(b)	65,564
1,514	Monolithic Power Systems, Inc.	110,098
490	New Relic, Inc.(b)	16,876
606	NIC, Inc.	14,132
2,663	Nimble Storage, Inc.(b)	19,813
3,273	Paycom Software, Inc.(b)	154,518
724	Paylocity Holding Corp.(b)	32,319
6,120	Pegasystems, Inc.	170,748
2,100	Plantronics, Inc.	101,304
4,642	PROS Holdings, Inc.(b)	86,248
669	Q2 Holdings, Inc.(b)	19,856
5,165	Qlik Technologies, Inc.(b)	155,983
17,803	Quotient Technology, Inc.(b)	225,386
1,449	Rapid7, Inc.(b)	20,257
6,816	RealPage, Inc.(b)	171,422
891	RingCentral, Inc., Class A(b)	20,520
7,335	Sapiens International Corp. NV (Israel)	93,741
2,325	SPS Commerce, Inc.(b)	147,219
781	Stamps.com, Inc.(b)(c)	59,204
3,070	Synchronoss Technologies, Inc.(b)	114,634
13,129	TiVo, Inc.(b)	138,380
3,045	Ubiquiti Networks, Inc.(b)	136,172
3,267	Universal Display Corp.(b)	231,434
4,919	Varonis Systems, Inc.(b)(c)	126,369
24,574	VirnetX Holding Corp.(b)(c)	106,405
5,990	Web.com Group, Inc.(b)	112,971
2,550	WebMD Health Corp.(b)	155,576
1,326	Workiva, Inc., Class A(b)(c)	18,484
2,010	Xactly Corp.(b)	24,964
4,821	XO Group, Inc.(b)	87,887
583	Zendesk, Inc.(b)	17,630
41,706	Zix Corp.(b)	169,326

		9,808,046

	Materials - 2.6%
1,577	AEP Industries, Inc.	126,886
1,550	Balchem Corp.	98,999
1,312	Chase Corp.	79,494
73	Deltic Timber Corp.	5,031
893	Multi Packaging Solutions International Ltd.(b)	12,966
505	PolyOne Corp.	17,710
10,524	Real Industry, Inc.(b)	82,508
9,699	Summit Materials, Inc., Class A(b)	214,736
946	US Concrete, Inc.(b)	61,017
740	Worthington Industries, Inc.	32,789

		732,136

	Telecommunication Services - 0.3%
5,203	General Communication, Inc., Class A(b)	80,074

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,397,715) - 100.0%	28,022,669

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 9.4%
2,629,750	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $2,629,750)	2,629,750

	Total Investments (Cost $29,027,465)(f) - 109.4%	30,652,419
	Other assets less liabilities - (9.4)%	(2,627,206)

	Net Assets - 100.0%	$28,025,213

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $29,193,890. The net unrealized appreciation was $1,458,529, which consisted of aggregate gross unrealized appreciation of $3,116,163 and aggregate gross unrealized depreciation of $1,657,634.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 2000 Pure Value Portfolio (PXSV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 7.3%
786	Abercrombie & Fitch Co., Class A	$16,278
33,333	Apollo Education Group, Inc., Class A(b)	299,664
10,296	Barnes & Noble, Inc.	134,672
47,537	Beazer Homes USA, Inc.(b)	455,880
32,913	Big 5 Sporting Goods Corp.	347,561
45,503	Bridgepoint Education, Inc.(b)	324,436
41,874	Career Education Corp.(b)	289,349
2,889	Cooper Tire & Rubber Co.	95,308
13,542	Del Taco Restaurants, Inc.(b)	142,326
992	Delta Apparel, Inc.(b)	23,699
16,429	DeVry Education Group, Inc.(c)	365,874
7,995	Entercom Communications Corp., Class A	116,807
1,445	FTD Cos., Inc.(b)	36,573
25,825	Green Brick Partners, Inc.(b)(c)	182,324
14,901	Guess?, Inc.	219,343
911	Haverty Furniture Cos., Inc.	16,790
6,619	International Speedway Corp., Class A	223,524
2,990	Monarch Casino & Resort, Inc.(b)	69,757
2,168	National CineMedia, Inc.	33,777
73,105	Office Depot, Inc.(b)	252,943
2,712	Performance Sports Group Ltd.(b)	9,031
5,376	Perry Ellis International, Inc.(b)	115,154
17,889	Regis Corp.(b)	240,428
1,742	Scholastic Corp.	71,596
17,707	Speedway Motorsports, Inc.	312,883
8,878	Stage Stores, Inc.(c)	52,646
2,648	Tuesday Morning Corp.(b)	20,893

		4,469,516

	Consumer Staples - 0.2%
1,948	Universal Corp.	115,536
425	Weis Markets, Inc.	21,960

		137,496

	Energy - 15.6%
44,767	Alon USA Energy, Inc.	316,503
35,677	Archrock, Inc.	317,882
4,602	Ardmore Shipping Corp. (Ireland)	32,352
45,437	Bill Barrett Corp.(b)	271,259
5,794	Bristow Group, Inc.	62,633
22,296	CARBO Ceramics, Inc.(c)	314,374
9,917	Clayton Williams Energy, Inc.(b)(c)	373,970
49,784	Clean Energy Fuels Corp.(b)(c)	148,854
37,478	Cobalt International Energy, Inc.(b)	55,842
26,582	Contango Oil & Gas Co.(b)	245,352
38,107	Dawson Geophysical Co.(b)(c)	283,897
18,065	Delek US Holdings, Inc.	226,174
74,672	Denbury Resources, Inc.(c)	216,549
70,867	DHT Holdings, Inc.	330,240
19,911	Eclipse Resources Corp.(b)(c)	62,720
9,066	Era Group, Inc.(b)	79,599
60,652	EXCO Resources, Inc.(b)(c)	83,700
11,573	Exterran Corp.(b)	147,209
6,683	Fairmount Santrol Holdings, Inc.(b)	45,778
7,329	Forum Energy Technologies, Inc.(b)	119,683
33,367	Frontline Ltd. (Norway)(c)	264,934
10,267	Gener8 Maritime, Inc.(b)	54,620
7,056	Geospace Technologies Corp.(b)	116,424
15,829	Golar LNG Ltd. (Bermuda)(c)	268,460

533	Green Plains, Inc.	$12,088
41,835	Helix Energy Solutions Group, Inc.(b)	332,170
29,377	Hornbeck Offshore Services, Inc.(b)(c)	234,428
35,198	Independence Contract Drilling, Inc.(b)	177,046
17,804	Jones Energy, Inc., Class A(b)	65,875
62,604	McDermott International, Inc.(b)	324,289
2,262	Natural Gas Services Group, Inc.(b)	56,799
159,651	Navios Maritime Acquisition Corp.(c)	244,266
52,783	Newpark Resources, Inc.(b)	333,589
7,666	Oil States International, Inc.(b)	237,033
6,579	Overseas Shipholding Group, Inc., Class A	84,145
48,651	Pacific Ethanol, Inc.(b)(c)	332,286
94,567	Parker Drilling Co.(b)	195,754
274	PDC Energy, Inc.(b)	15,007
56,852	Pioneer Energy Services Corp.(b)	179,084
2,497	Ring Energy, Inc.(b)	19,826
55,515	Scorpio Tankers, Inc. (Monaco)	264,251
4,798	SEACOR Holdings, Inc.(b)	271,183
99,883	Seadrill Ltd. (United Kingdom)(b)(c)	296,652
2,904	SemGroup Corp., Class A	84,100
9,075	Ship Finance International Ltd. (Norway)(c)	137,032
23,591	Teekay Corp. (Bermuda)(c)	146,264
42,662	Teekay Tankers Ltd., Class A (Bermuda)	125,853
37,382	Tesco Corp.	247,095
32,884	Tidewater, Inc.(c)	140,415
17,632	Unit Corp.(b)	220,400
62,310	W&T Offshore, Inc.(b)(c)	123,997
2,051	Western Refining, Inc.	42,763
78,613	Willbros Group, Inc.(b)	161,157

		9,543,855

	Financials - 46.0%
6,644	1st Source Corp.	223,305
21,757	AG Mortgage Investment Trust, Inc. REIT	325,920
3,839	Agree Realty Corp. REIT	194,714
19,293	American Capital Mortgage Investment Corp. REIT	315,633
6,905	American Equity Investment Life Holding Co.	109,997
23,388	Annaly Capital Management, Inc. REIT	256,800
15,412	Apollo Commercial Real Estate Finance, Inc. REIT	250,445
8,986	Apollo Residential Mortgage, Inc. REIT	121,940
17,718	Ares Commercial Real Estate Corp. REIT	225,019
1,394	Argo Group International Holdings Ltd.	72,335
19,150	Arlington Asset Investment Corp., Class A(c)	266,759
11,335	ARMOUR Residential REIT, Inc. REIT(c)	241,209
3,201	Arrow Financial Corp.	101,120
10,880	Ashford Hospitality Prime, Inc. REIT	163,635
74,764	Ashford Hospitality Trust, Inc. REIT	445,593
21,098	Astoria Financial Corp.	309,508
1,411	Baldwin & Lyons, Inc., Class B	37,377
1,897	BancFirst Corp.	124,386
23,863	Bank Mutual Corp.	182,313
5,021	Bank of Marin Bancorp	248,941
15,310	BankFinancial Corp.	186,782
4,810	Banner Corp.	200,769
1,315	BBCN Bancorp, Inc.	20,212
7,281	Berkshire Hills Bancorp, Inc.	192,000
14,995	Bluerock Residential Growth REIT, Inc., Class A REIT	199,733
4,594	Boston Private Financial Holdings, Inc.	55,679
3,035	Calamos Asset Management, Inc., Class A	21,124
3,957	Camden National Corp.	172,050
21,794	Capitol Federal Financial, Inc.	308,821
39,012	Capstead Mortgage Corp. REIT	388,169
19,461	CatchMark Timber Trust, Inc., Class A REIT	235,673
3,688	Cathay General Bancorp	110,566
9,069	Cedar Realty Trust, Inc. REIT	72,915
4,050	Central Pacific Financial Corp.	99,346

Schedule of Investments(a)

4,034	City Holding Co.	$188,388
9,870	Clifton Bancorp, Inc.	147,853
6,251	Colony Starwood Homes REIT(c)	204,783
2,071	Columbia Banking System, Inc.	62,793
3,008	Community Bank System, Inc.	132,743
5,752	Community Trust Bancorp, Inc.	200,055
25,052	Cousins Properties, Inc. REIT	266,553
7,423	CVB Financial Corp.	122,108
46,691	CYS Investments, Inc. REIT	417,884
19,076	Dime Community Bancshares, Inc.	330,015
43,697	Dynex Capital, Inc. REIT	306,753
5,656	EMC Insurance Group, Inc.	156,841
2,413	Enterprise Financial Services Corp.	69,398
16	Equity Bancshares, Inc., Class A(b)	361
4,253	EverBank Financial Corp.	76,384
25,208	EZCORP, Inc., Class A(b)	228,384
20,726	F.N.B. Corp.	247,676
4,463	FBL Financial Group, Inc., Class A	278,357
6,998	Federal Agricultural Mortgage Corp., Class C	268,933
3,877	Fidelity & Guaranty Life	84,751
13,434	Fidelity Southern Corp.	231,199
10,454	Financial Institutions, Inc.	281,213
10,811	First BanCorp/Southern Pines NC	202,382
333	First Citizens BancShares, Inc., Class A	86,507
1,617	First Community Bancshares, Inc.	37,078
6,663	First Defiance Financial Corp.	277,780
8,808	First Financial Bancorp	187,698
5,118	First Financial Corp.	196,019
11,126	First Financial Northwest, Inc.	155,541
2,350	First Internet Bancorp	55,578
5,006	First Interstate BancSystem, Inc., Class A	145,374
6,437	First Merchants Corp.	168,649
1,564	First Midwest Bancorp, Inc.	29,200
2,083	First NBC Bank Holding Co.(b)	39,639
410	First of Long Island Corp. (The)	12,444
27,968	First Potomac Realty Trust REIT	282,756
7,755	FirstMerit Corp.	164,639
15,945	Flagstar Bancorp, Inc.(b)	421,107
16,522	Flushing Financial Corp.	368,606
22,150	Fulton Financial Corp.	302,348
1,480	German American Bancorp, Inc.	50,320
889	Getty Realty Corp. REIT	20,198
1,376	Glacier Bancorp, Inc.	37,950
6,937	Gladstone Commercial Corp. REIT	126,253
5,636	Global NET Lease, Inc. REIT	49,202
6,264	Government Properties Income Trust REIT(c)	149,459
7,035	Great Southern Bancorp, Inc.	275,772
12,470	Greenlight Capital Re Ltd., Class A(b)	257,256
6,196	Guaranty Bancorp	104,527
3,691	Hancock Holding Co.	107,002
9,053	Hanmi Financial Corp.	221,980
2,040	Heartland Financial USA, Inc.	74,909
13,672	Heritage Financial Corp.	238,713
5,425	Heritage Insurance Holdings, Inc.	67,216
3,414	Hilltop Holdings, Inc.(b)	74,357
2,696	HomeStreet, Inc.(b)	60,121
699	IBERIABANK Corp.	43,667
47,447	Independence Realty Trust, Inc. REIT	428,921
17,217	Independent Bank Corp./MI	264,797
12,871	InfraREIT, Inc. REIT	227,302
7,308	International Bancshares Corp.	200,385
5,758	INTL FCStone, Inc.(b)	167,788
21,978	Invesco Mortgage Capital, Inc. REIT(d)	316,483
18,569	Investors Real Estate Trust REIT(c)	122,927
2,889	James River Group Holdings Ltd.	97,244
2,770	Kite Realty Group Trust REIT	84,236
6,840	Lake Sunapee Bank Group	126,130
10,651	Lakeland Bancorp, Inc.	126,853
5,059	LaSalle Hotel Properties REIT	139,375

16,978	Lexington Realty Trust REIT	$184,551
7,646	Mack-Cali Realty Corp. REIT	215,617
9,718	MainSource Financial Group, Inc.	216,420
27,024	Manning & Napier, Inc., Class A	210,517
4,051	Mercantile Bank Corp.	102,004
98	Meta Financial Group, Inc.	5,360
53,549	MGIC Investment Corp.(b)	385,017
661	National Western Life Group, Inc., Class A	125,022
322	Navigators Group, Inc. (The)	30,162
11,680	NBT Bancorp, Inc.	348,298
4,039	Nelnet, Inc., Class A	163,216
13,563	New Residential Investment Corp. REIT	185,406
1,270	New York REIT, Inc. REIT	12,116
5,538	NorthStar Realty Europe Corp. REIT	51,227
12,969	Old National Bancorp	170,672
14,232	On Deck Capital, Inc.(b)	74,006
11,301	OneBeacon Insurance Group Ltd., Class A	158,327
8,203	Oppenheimer Holdings, Inc., Class A	129,115
435	Park National Corp.	38,941
1,510	Parkway Properties, Inc. REIT	26,229
10,158	Peapack-Gladstone Financial Corp.	203,871
16,678	PennyMac Financial Services, Inc., Class A(b)	210,310
4,249	Peoples Bancorp, Inc.	95,390
21,927	PHH Corp.(b)	320,353
4,745	Prosperity Bancshares, Inc.	242,422
6,296	Radian Group, Inc.	81,218
99,800	RAIT Financial Trust REIT	316,366
12,315	Ramco-Gershenson Properties Trust REIT	244,330
4,736	RE/MAX Holdings, Inc., Class A	205,164
1,590	Redwood T rust, Inc. REIT	22,689
11,234	Republic Bancorp, Inc., Class A	334,886
3,463	Resource Capital Corp. REIT	47,131
6,930	S&T Bancorp, Inc.	176,646
277	Safety Insurance Group, Inc.	17,645
5,764	Sandy Spring Bancorp, Inc.	171,998
2,399	Select Income REIT	66,596
3,521	Selective Insurance Group, Inc.	137,882
12,554	Sierra Bancorp	224,466
5,790	Silver Bay Realty Trust Corp. REIT	104,336
13,118	Southwest Bancorp, Inc.	254,752
6,406	Stewart Information Services Corp.	274,241
7,731	Summit Hotel Properties, Inc. REIT	109,626
29,215	Sunstone Hotel Investors, Inc. REIT	388,560
786	Tejon Ranch Co.(b)	20,648
7,128	Territorial Bancorp, Inc.	191,743
12,741	Tier REIT, Inc. REIT(c)	222,076
4,334	TowneBank	99,465
8,491	TriCo Bancshares	220,936
15,214	TrustCo Bank Corp. NY	100,869
7,538	Trustmark Corp.	196,742
5,443	Umpqua Holdings Corp.	82,897
7,355	Union Bankshares Corp.	197,408
5,553	United Bankshares, Inc.	212,680
1,727	United Community Banks, Inc.	33,227
11,956	United Development Funding IV REIT(c)	38,259
8,791	Univest Corp. of Pennsylvania	185,402
13,429	Washington Federal, Inc.	335,725
1,550	Washington Trust Bancorp, Inc.	58,838
1,010	Webster Financial Corp.	36,320
8,659	WesBanco, Inc.	267,736
33,599	Western Asset Mortgage Capital Corp. REIT(c)	330,614
1,659	Wintrust Financial Corp.	87,595

		28,181,182

	Health Care - 3.0%
12,384	AngioDynamics, Inc.(b)	205,450
27,170	Chimerix, Inc.(b)	108,408
22,645	Community Health Systems, Inc.(b)	289,177
6,614	Enanta Pharmaceuticals, Inc.(b)	148,749
3,191	Halyard Health, Inc.(b)	110,377

Schedule of Investments(a)

15,430	Invacare Corp.	$177,754
32,368	Kindred Healthcare, Inc.	396,832
783	PharMerica Corp.(b)	20,796
29,758	Tetraphase Pharmaceuticals, Inc.(b)	119,627
30,568	Zogenix, Inc.(b)	279,086

		1,856,256

	Industrials - 8.4%
9,888	AAR Corp.	238,894
3,261	Acacia Research Corp.	17,642
5,581	ACCO Brands Corp.(b)	62,730
60,528	ARC Document Solutions, Inc.(b)	238,480
1,861	ArcBest Corp.	34,819
809	Atlas Air Worldwide Holdings, Inc.(b)	34,973
89	Barnes Group, Inc.	3,376
1,296	CBIZ, Inc.(b)	14,010
2,083	Celadon Group, Inc.	17,206
20,689	Columbus McKinnon Corp.	343,231
20,492	Costamare, Inc. (Greece)(c)	200,617
1,683	Covenant Transportation Group, Inc., Class A(b)	37,918
4,659	DigitalGlobe, Inc.(b)	125,607
6,859	Dynamic Materials Corp.	70,236
15,234	Engility Holdings, Inc.(b)	442,395
3,944	Ennis, Inc.	68,310
479	Esterline Technologies Corp.(b)	29,138
1,403	GATX Corp.	62,756
24,873	Hardinge, Inc.	251,217
6,694	Harsco Corp.	65,534
20,501	Joy Global, Inc.(c)	566,443
4,872	Kennametal, Inc.	121,118
49,798	Kratos Defense & Security Solutions, Inc.(b)	219,609
62,969	Manitowoc Co., Inc. (The)	350,737
13,938	MRC Global, Inc.(b)	184,400
7,377	Powell Industries, Inc.	271,769
2,694	Saia, Inc.(b)	77,830
8,047	SPX FLOW, Inc.(b)	219,522
28,485	Sunrun, Inc.(b)(c)	147,552
28,529	Titan International, Inc.	188,577
16,616	Titan Machinery, Inc.(b)(c)	186,265
9,191	TriMas Corp.(b)	164,243
4,641	Triton International Ltd. (Bermuda)	77,922

		5,135,076

	Information Technology - 7.7%
1,009	Actua Corp.(b)	10,070
2,448	Alpha & Omega Semiconductor Ltd.(b)	34,982
18,592	AVX Corp.	253,967
40,000	Bankrate, Inc.(b)	318,800
12,077	Black Box Corp.	164,851
7,867	Cohu, Inc.	83,076
4,508	Comtech Telecommunications Corp.	58,920
15,375	Electro Rent Corp.	237,851
10,461	Electro Scientific Industries, Inc.(b)	70,821
12,712	Glu Mobile, Inc.(b)(c)	29,746
14,580	Kopin Corp.(b)	33,971
48,413	Liquidity Services, Inc.(b)	391,177
6,973	ManTech International Corp., Class A	275,503
73,418	Marchex, Inc., Class B(b)	232,735
1,327	Maxwell Technologies, Inc.(b)(c)	7,298
4,247	MoneyGram International, Inc.(b)	29,559
132,785	Monster Worldwide, Inc.(b)	335,946
13,973	NCI, Inc., Class A	177,317
23,697	Photronics, Inc.(b)	228,913
6,702	Polycom, Inc.(b)	83,038
16,634	QAD, Inc., Class A	314,715
5,857	QLogic Corp.(b)	90,901
53,532	RetailMeNot, Inc.(b)	446,992
3,800	Rofin-Sinar Technologies, Inc.(b)	120,080
8,934	Sanmina Corp.(b)	226,388
3,917	TTM Technologies, Inc.(b)	38,974
21,401	Veeco Instruments, Inc.(b)	358,895

10,363	Viavi Solutions, Inc.(b)	$73,888

		4,729,374

	Materials - 6.2%
26,307	AgroFresh Solutions, Inc.(b)(c)	169,680
26,104	AK Steel Holding Corp.(b)(c)	171,242
12,158	Allegheny Technologies, Inc.(c)	216,534
8,989	Ampco-Pittsburgh Corp.	118,745
16,046	Axiall Corp.	523,902
6,825	Carpenter Technology Corp.	267,881
16,224	Commercial Metals Co.	268,345
41,275	Ferroglobal PLC	384,683
880	Greif, Inc., Class A	35,315
12,387	Haynes International, Inc.	470,458
3,178	Hecla Mining Co.	20,625
3,280	LSB Industries, Inc.(b)(c)	37,982
14,389	Materion Corp.	380,014
2,454	Olympic Steel, Inc.	70,332
6,723	Stillwater Mining Co.(b)	102,862
39,499	SunCoke Energy, Inc.	301,377
68,804	Terravia Holdings, Inc.(b)(c)	174,074
7,864	TimkenSteel Corp.	78,797

		3,792,848

	Telecommunication Services - 1.5%
44,088	Iridium Communications, Inc.(b)(c)	395,910
26,440	Leap Wireless Corp.(b)	66,629
57,995	NII Holdings, Inc.(b)(c)	176,305
15,987	Spok Holdings, Inc.	295,440

		934,284

	Utilities - 4.1%
712	ALLETE, Inc.	45,461
70,675	Atlantic Power Corp.	178,101
7,425	Avista Corp.	322,988
5,309	Consolidated Water Co. Ltd. (Cayman Islands)	71,300
20,479	Dynegy, Inc.(b)	309,847
1,137	Northwest Natural Gas Co.	73,837
1,586	NorthWestern Corp.	96,334
569	NRG Yield, Inc., Class C(c)	10,208
2,385	Otter Tail Corp.	83,117
4,215	PNM Resources, Inc.	144,827
597	Portland General Electric Co.	26,071
5,792	South Jersey Industries, Inc.	184,649
4,173	Spire, Inc.	289,606
25,362	Talen Energy Corp.(b)	344,923
33,456	TerraForm Global, Inc., Class A(c)	116,427
10,731	TerraForm Power, Inc., Class A(c)	126,197
25,853	Vivint Solar, Inc.(b)(c)	78,076

		2,501,969

	Total Common Stocks and Other Equity Interests (Cost $61,327,448)	61,281,856

	Money Market Fund - 0.4%
211,090	Invesco Premier Portfolio - Institutional Class, 0.36%(e)
	(Cost $211,090)	211,090

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $61,538,538) - 100.4%	61,492,946

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.1%
6,200,528	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(e)(f) (Cost $6,200,528)	6,200,528

Schedule of Investments(a)

Total Investments (Cost $67,739,066)(g) - 110.5%	$67,693,474
Other assets less liabilities - (10.5)%	(6,413,113)

Net Assets - 100.0%	$61,280,361

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$257,964	$118,958	$(91,970)	$44,893	$(13,362)	$316,483	$8,066

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $68,150,880. The net unrealized depreciation was $457,406, which consisted of aggregate gross unrealized appreciation of $4,353,270 and aggregate gross unrealized depreciation of $4,810,676.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Equal Weight Portfolio (EQWM)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.5%
124	Advance Auto Parts, Inc.	$21,063
321	AMC Networks, Inc., Class A(b)	17,771
572	Aramark	20,506
400	AutoNation, Inc.(b)	21,340
26	AutoZone, Inc.(b)	21,163
442	Bed Bath & Beyond, Inc.	19,868
637	Best Buy Co., Inc.	21,403
574	BorgWarner, Inc.	19,045
424	Brinker International, Inc.	19,987
398	Brunswick Corp.	19,749
299	Burlington Stores, Inc.(b)	22,876
387	Cabela’s, Inc.(b)	19,981
40	Cable One, Inc.	20,955
519	CalAtlantic Group, Inc.	18,793
398	CarMax, Inc.(b)	23,187
181	Carter’s, Inc.	18,326
49	Chipotle Mexican Grill, Inc.(b)	20,775
406	Choice Hotels International, Inc.	19,606
565	Cinemark Holdings, Inc.	21,244
2,897	Clear Channel Outdoor Holdings, Inc., Class A	20,250
474	Coach, Inc.	20,434
441	CST Brands, Inc.	19,721
617	D.R. Horton, Inc.	20,287
285	Darden Restaurants, Inc.	17,545
277	Delphi Automotive PLC (United Kingdom)	18,786
469	Dick’s Sporting Goods, Inc.	24,055
322	Dillard’s, Inc., Class A	21,793
743	Discovery Communications, Inc., Class A(b)	18,642
209	Dollar General Corp.	19,801
207	Dollar Tree, Inc.(b)	19,932
150	Domino’s Pizza, Inc.	22,095
441	Dunkin’ Brands Group, Inc.	19,982
178	Expedia, Inc., Class A	20,764
1,283	Extended Stay America, Inc.	18,167
355	Foot Locker, Inc.	21,165
741	GameStop Corp., Class A	22,934
932	Gap, Inc. (The)	24,036
450	Garmin Ltd.	24,448
1,196	Gentex Corp.	21,133
196	Genuine Parts Co.	20,039
703	Goodyear Tire & Rubber Co. (The)	20,155
41	Graham Holdings Co., Class B	20,633
8,899	Groupon, Inc., Class A(b)	42,893
848	H&R Block, Inc.	20,174
719	Hanesbrands, Inc.	19,169
415	Harley-Davidson, Inc.	21,962
254	Harman International Industries, Inc.	20,991
223	Hasbro, Inc.	18,114
837	Hilton Worldwide Holdings, Inc.	19,410
381	Hyatt Hotels Corp., Class A(b)	19,218
975	International Game Technology PLC	20,377
792	Interpublic Group of Cos., Inc. (The)	18,264
2,232	J.C. Penney Co., Inc.(b)	21,561
377	John Wiley & Sons, Inc., Class A	21,753
896	Kate Spade & Co.(b)	19,434
520	Kohl’s Corp.	21,627
281	L Brands, Inc.	20,766
168	Lear Corp.	19,060
380	Leggett & Platt, Inc.	19,977
415	Lennar Corp., Class A	19,422
324	Liberty Broadband Corp., Class C(b)	20,512

769	Liberty Interactive Corp. QVC Group, Series A(b)	$20,617
647	Liberty SiriusXM Group, Class C(b)	22,807
513	Liberty Ventures, Series A(b)	19,345
924	Lions Gate Entertainment Corp.	18,471
815	Live Nation Entertainment, Inc.(b)	22,347
584	LKQ Corp.(b)	20,084
266	Lululemon Athletica, Inc.(b)	20,655
580	Macy’s, Inc.	20,781
112	Madison Square Garden Co. (The), Class A(b)	20,472
283	Marriott International, Inc., Class A	20,291
596	Mattel, Inc.	19,894
781	MGM Resorts International(b)	18,728
378	Michael Kors Holdings Ltd.(b)	19,550
710	Michaels Cos., Inc. (The)(b)	18,716
98	Mohawk Industries, Inc.(b)	20,476
264	Murphy USA, Inc.(b)	20,233
395	Newell Brands, Inc.	20,722
1,658	News Corp., Class A	21,504
507	Nordstrom, Inc.	22,425
431	Norwegian Cruise Line Holdings Ltd.(b)	18,361
11	NVR, Inc.(b)	18,755
230	Omnicom Group, Inc.	18,927
73	O’Reilly Automotive, Inc.(b)	21,216
90	Panera Bread Co., Class A(b)	19,739
535	Penske Automotive Group, Inc.	21,197
230	Polaris Industries, Inc.	22,712
212	Pool Corp.	21,683
1,003	PulteGroup, Inc.	21,244
189	PVH Corp.	19,100
197	Ralph Lauren Corp., Class A	19,324
938	Regal Entertainment Group, Class A	22,062
349	Ross Stores, Inc.	21,579
250	Royal Caribbean Cruises Ltd.	18,110
672	Sally Beauty Holdings, Inc.(b)	19,710
303	Scripps Networks Interactive, Inc., Class A	20,016
717	Service Corp. International	19,875
498	ServiceMaster Global Holdings, Inc.(b)	18,839
225	Signet Jewelers Ltd.	19,780
4,811	Sirius XM Holdings, Inc.(b)	21,120
339	Six Flags Entertainment Corp.	19,116
650	Skechers U.S.A., Inc., Class A(b)	15,613
2,161	Staples, Inc.	20,076
256	Starwood Hotels & Resorts Worldwide, Inc.	19,983
695	Starz, Class A(b)	21,010
854	TEGNA, Inc.	18,703
323	Tempur Sealy International, Inc.(b)	24,428
298	Thor Industries, Inc.	22,809
311	Tiffany & Co.	20,066
698	Toll Brothers, Inc.(b)	19,551
208	Tractor Supply Co.	19,063
515	Tribune Media Co., Class A	19,081
297	TripAdvisor, Inc., Class A(b)	20,781
337	Tupperware Brands Corp.	21,123
80	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	20,897
499	Under Armour, Inc., Class A(b)	19,691
729	Urban Outfitters, Inc.(b)	21,797
140	Vail Resorts, Inc.	20,030
440	Viacom, Inc., Class B	20,007
399	Vista Outdoor, Inc.(b)	19,970
263	Visteon Corp.	18,434
1,917	Wendy’s Co. (The)	18,518
108	Whirlpool Corp.	20,775
367	Williams-Sonoma, Inc.	19,847
272	Wyndham Worldwide Corp.	19,317
188	Wynn Resorts Ltd.	18,415

		2,579,687

Schedule of Investments(a)

	Consumer Staples - 11.5%
3,165	Blue Buffalo Pet Products, Inc.(b)	$81,277
804	Brown-Forman Corp., Class B	78,945
1,279	Bunge Ltd.	84,209
1,250	Campbell Soup Co.	77,837
661	Casey’s General Stores, Inc.	88,270
788	Church & Dwight Co., Inc.	77,413
591	Clorox Co. (The)	77,462
1,657	ConAgra Foods, Inc.	77,481
726	Coty, Inc., Class A	19,508
850	Dr Pepper Snapple Group, Inc.	83,733
942	Edgewell Personal Care Co.(b)	79,703
1,544	Energizer Holdings, Inc.	79,562
4,368	Flowers Foods, Inc.	80,328
1,497	Hain Celestial Group, Inc. (The)(b)	79,027
1,327	Herbalife Ltd.(b)(c)	90,249
805	Hershey Co. (The)	89,162
2,251	Hormel Foods Corp.	84,075
629	Ingredion, Inc.	83,808
539	JM Smucker Co. (The)	83,092
1,016	Kellogg Co.	84,033
779	McCormick & Co., Inc.	79,653
890	Mead Johnson Nutrition Co.	79,388
771	Molson Coors Brewing Co., Class B	78,765
1,720	Nu Skin Enterprises, Inc., Class A	91,848
3,147	Pilgrim’s Pride Corp.	73,168
1,804	Pinnacle Foods, Inc.	90,579
1,018	Post Holdings, Inc., Class A(b)	88,230
10,174	Rite Aid Corp.(b)	71,218
660	Spectrum Brands Holdings, Inc.	84,988
3,552	Sprouts Farmers Market, Inc.(b)	82,158
810	TreeHouse Foods, Inc.(b)	83,584
1,263	Tyson Foods, Inc., Class A	92,957
3,292	US Foods Holding Corp.(b)	79,535
1,670	WhiteWave Foods Co. (The)(b)	92,668
2,587	Whole Foods Market, Inc.	78,852

		2,826,765

	Energy - 9.6%
1,577	Antero Resources Corp.(b)	41,302
971	Baker Hughes, Inc.	46,443
1,829	Cabot Oil & Gas Corp.	45,121
1,312	Cheniere Energy, Inc.(b)	54,881
10,049	Chesapeake Energy Corp.(b)	54,466
381	Cimarex Energy Co.	45,728
371	Concho Resources, Inc.(b)	46,078
3,120	CONSOL Energy, Inc.	60,466
1,003	Continental Resources, Inc.(b)	44,182
1,219	Devon Energy Corp.	46,663
1,848	Diamond Offshore Drilling, Inc.	41,987
512	Diamondback Energy, Inc.(b)	44,949
770	Dril-Quip, Inc.(b)	41,911
919	Energen Corp.	43,542
4,279	Ensco PLC, Class A	39,238
575	EQT Corp.	41,895
1,639	FMC Technologies, Inc.(b)	41,598
2,879	Frank’s International NV	35,469
1,332	Gulfport Energy Corp.(b)	38,748
695	Helmerich & Payne, Inc.	43,069
771	Hess Corp.	41,364
1,854	HollyFrontier Corp.	47,129
8,055	Kosmos Energy Ltd.(b)	44,705
4,090	Laredo Petroleum, Inc.(b)(c)	40,982
3,085	Marathon Oil Corp.	42,079
1,319	Marathon Petroleum Corp.	51,955
2,640	Memorial Resource Development Corp.(b)	39,547
1,463	Murphy Oil Corp.	40,130
4,275	Nabors Industries Ltd.	38,475
1,269	National Oilwell Varco, Inc.	41,052
1,137	Newfield Exploration Co.(b)	49,232
4,874	Noble Corp. PLC (United Kingdom)	35,970
1,227	Noble Energy, Inc.	43,828
1,438	Oceaneering International, Inc.	40,091

994	ONEOK, Inc.	$44,521
1,750	Parsley Energy, Inc., Class A(b)	49,893
2,144	Patterson-UTI Energy, Inc.	41,572
1,956	PBF Energy, Inc., Class A	43,697
2,341	QEP Resources, Inc.	42,606
974	Range Resources Corp.	39,262
2,043	Rice Energy, Inc.(b)	47,643
2,470	Rowan Cos. PLC, Class A	37,643
2,901	RPC, Inc.(b)	42,036
1,545	SM Energy Co.	41,916
3,201	Southwestern Energy Co.(b)	46,671
2,335	Superior Energy Services, Inc.	37,290
1,103	Targa Resources Corp.	41,098
587	Tesoro Corp.	44,700
4,078	Transocean Ltd.	44,817
7,307	Weatherford International PLC(b)	41,504
3,653	Whiting Petroleum Corp.(b)	26,923
2,151	Williams Cos., Inc. (The)	51,559
1,039	World Fuel Services Corp.	49,456
4,742	WPX Energy, Inc.(b)	47,373

		2,356,455

	Financials - 10.4%
85	Affiliated Managers Group, Inc.(b)	12,476
133	Alexandria Real Estate Equities, Inc. REIT	14,936
25	Alleghany Corp.(b)	13,587
367	Allied World Assurance Co. Holdings AG	15,043
798	Ally Financial, Inc.	14,396
266	American Campus Communities, Inc. REIT	14,383
681	American Capital Agency Corp. REIT	13,341
181	American Financial Group, Inc.	13,231
694	American Homes 4 Rent, Class A REIT	15,060
114	American National Insurance Co.	13,036
132	Ameriprise Financial, Inc.	12,651
521	AmTrust Financial Services, Inc.	12,436
1,225	Annaly Capital Management, Inc. REIT	13,450
313	Apartment Investment & Management Co., Class A REIT	14,389
702	Apple Hospitality REIT, Inc. REIT	14,300
187	Arch Capital Group Ltd. (Bermuda)(b)	13,582
279	Arthur J. Gallagher & Co.	13,724
428	Artisan Partners Asset Management, Inc., Class A	11,967
287	Aspen Insurance Holdings Ltd. (Bermuda)	13,191
741	Associated Banc-Corp.	13,783
152	Assurant, Inc.	12,617
514	Assured Guaranty Ltd.	13,770
75	AvalonBay Communities, Inc. REIT	13,924
244	Axis Capital Holdings Ltd.	13,562
190	Bank of Hawaii Corp.	13,095
408	BankUnited, Inc.	12,248
216	BOK Financial Corp.	14,090
102	Boston Properties, Inc. REIT	14,497
823	Brandywine Realty Trust REIT	13,884
504	Brixmor Property Group, Inc. REIT	14,314
359	Brown & Brown, Inc.	13,161
156	Camden Property Trust REIT	13,976
503	Care Capital Properties, Inc. REIT	14,879
206	CBOE Holdings, Inc.	14,173
448	CBRE Group, Inc., Class A(b)	12,746
835	Chimera Investment Corp. REIT	14,011
185	Cincinnati Financial Corp.	13,819
417	CIT Group, Inc.	14,412
606	Citizens Financial Group, Inc.	13,532
419	CNA Financial Corp.	13,337
606	Columbia Property Trust, Inc. REIT	14,726
307	Comerica, Inc.	13,889
276	Commerce Bancshares, Inc.	13,052

Schedule of Investments(a)

461	Communications Sales & Leasing, Inc. REIT	$14,328
464	Corporate Office Properties Trust REIT	13,901
380	Corrections Corp. of America REIT	12,179
75	Credit Acceptance Corp.(b)	13,550
441	CubeSmart REIT	13,102
204	Cullen/Frost Bankers, Inc.	13,850
250	CyrusOne, Inc. REIT	13,705
285	DCT Industrial Trust, Inc. REIT	14,313
742	DDR Corp. REIT	14,647
125	Digital Realty Trust, Inc. REIT	13,057
384	Douglas Emmett, Inc. REIT	14,607
508	Duke Realty Corp. REIT	14,625
521	E*TRADE Financial Corp.(b)	13,067
363	East West Bancorp, Inc.	12,422
360	Eaton Vance Corp.	13,612
680	Empire State Realty Trust, Inc., Class A REIT	14,273
199	Endurance Specialty Holdings Ltd.	13,458
174	EPR Properties REIT	14,619
34	Equinix, Inc. REIT	12,678
450	Equity Commonwealth REIT(b)	13,509
177	Equity LifeStyle Properties, Inc. REIT	14,556
432	Equity One, Inc. REIT	14,373
134	Erie Indemnity Co., Class A	13,090
59	Essex Property Trust, Inc. REIT	13,799
74	Everest Re Group Ltd.	13,987
149	Extra Space Storage, Inc. REIT	12,817
82	FactSet Research Systems, Inc.	14,101
83	Federal Realty Investment Trust REIT	14,085
437	Federated Investors, Inc., Class B	13,796
709	Fifth Third Bancorp	13,457
340	First American Financial Corp.	14,215
954	First Horizon National Corp.	13,890
187	First Republic Bank	13,402
374	FNF Group	14,089
584	Forest City Realty Trust, Inc., Class A REIT	13,812
375	Gaming and Leisure Properties, Inc. REIT	13,436
454	General Growth Properties, Inc. REIT	14,505
156	Hanover Insurance Group, Inc. (The)	12,845
295	Hartford Financial Services Group, Inc. (The)	11,756
373	HCP, Inc. REIT	14,633
415	Healthcare Trust of America, Inc., Class A REIT	14,131
264	Highwoods Properties, Inc. REIT	14,710
481	Hospitality Properties Trust REIT	15,349
784	Host Hotels & Resorts, Inc. REIT	13,908
114	Howard Hughes Corp. (The)(b)	13,618
1,409	Huntington Bancshares, Inc.	13,385
359	Interactive Brokers Group, Inc., Class A	12,508
456	Invesco Ltd.(d)	13,306
341	Iron Mountain, Inc. REIT	14,053
116	Jones Lang LaSalle, Inc.	12,699
2,010	KeyCorp	23,517
205	Kilroy Realty Corp. REIT	15,008
440	Kimco Realty Corp. REIT	14,124
303	Lamar Advertising Co., Class A REIT	20,562
393	Lazard Ltd., Class A	14,046
408	Legg Mason, Inc.	13,929
766	Leucadia National Corp.	13,987
333	Liberty Property Trust REIT	13,780
307	Lincoln National Corp.	13,407
324	Loews Corp.	13,391
530	LPL Financial Holdings, Inc.	14,283
111	M&T Bank Corp.	12,716
160	Macerich Co. (The) REIT	14,278
14	Markel Corp.(b)	13,282
94	MarketAxess Holdings, Inc.	15,196
254	Mercury General Corp.	14,064
1,815	MFA Financial, Inc. REIT	13,649
128	Mid-America Apartment Communities, Inc. REIT	13,571
133	Moody’s Corp.	14,099
161	Morningstar, Inc.	13,617
174	MSCI, Inc.	14,971

207	Nasdaq, Inc.	$14,647
276	National Retail Properties, Inc. REIT	14,672
1,066	Navient Corp.	15,137
861	New York Community Bancorp, Inc.	12,441
188	Northern Trust Corp.	12,707
1,176	NorthStar Asset Management Group, Inc.	13,947
1,082	NorthStar Realty Finance Corp. REIT	14,499
689	Old Republic International Corp.	13,353
403	OMEGA Healthcare Investors, Inc. REIT	13,903
545	OneMain Holdings, Inc.(b)	15,718
813	Outfront Media, Inc. REIT	18,918
330	PacWest Bancorp	13,645
808	Paramount Group, Inc. REIT	14,245
846	People’s United Financial, Inc.	12,825
631	Piedmont Office Realty Trust, Inc., Class A REIT	13,844
438	Popular, Inc.	14,756
222	Post Properties, Inc. REIT	14,117
302	Principal Financial Group, Inc.	14,082
254	ProAssurance Corp.	13,122
407	Progressive Corp. (The)	13,232
261	Prologis, Inc. REIT	14,222
249	Raymond James Financial, Inc.	13,670
505	Rayonier, Inc. REIT	13,746
439	Realogy Holdings Corp.(b)	13,605
203	Realty Income Corp. REIT	14,508
165	Regency Centers Corp. REIT	14,013
1,423	Regions Financial Corp.	13,049
136	Reinsurance Group of America, Inc.	13,498
114	RenaissanceRe Holdings Ltd. (Bermuda)	13,397
810	Retail Properties of America, Inc., Class A REIT	14,280
1,248	Santander Consumer USA Holdings, Inc.(b)	13,716
266	SEI Investments Co.	11,970
651	Senior Housing Properties Trust REIT	14,459
102	Signature Bank(b)	12,264
128	SL Green Realty Corp. REIT	15,081
2,136	SLM Corp.(b)	15,358
129	Sovran Self Storage, Inc. REIT	13,206
1,082	Spirit Realty Capital, Inc. REIT	14,791
631	Starwood Property Trust, Inc. REIT	13,756
481	STORE Capital Corp. REIT	15,002
181	Sun Communities, Inc. REIT	14,326
313	SunTrust Banks, Inc.	13,237
131	SVB Financial Group(b)	13,155
505	Synchrony Financial(b)	14,079
437	Synovus Financial Corp.	13,302
182	T. Rowe Price Group, Inc.	12,866
348	Tanger Factory Outlet Centers, Inc. REIT	14,526
185	Taubman Centers, Inc. REIT	14,970
995	TCF Financial Corp.	13,522
439	TD Ameritrade Holding Corp.	13,328
745	TFS Financial Corp.	13,559
214	Torchmark Corp.	13,240
1,518	Two Harbors Investment Corp. REIT	13,282
371	UDR, Inc. REIT	13,812
379	Unum Group	12,662
279	Validus Holdings Ltd.	13,791
187	Ventas, Inc. REIT	14,242
1,328	VEREIT, Inc. REIT	14,688
134	Vornado Realty Trust REIT	14,392
454	Voya Financial, Inc.	11,636
233	W.R. Berkley Corp.	13,558
340	Weingarten Realty Investors REIT	14,685
178	Welltower, Inc. REIT	14,121
388	Western Alliance Bancorp(b)	13,204
457	Weyerhaeuser Co. REIT	14,953
16	White Mountains Insurance Group Ltd.	13,141
191	WP Carey, Inc. REIT	13,876
401	XL Group Ltd. (Ireland)	13,879
487	Zions Bancorporation	13,578

		2,542,977

Schedule of Investments(a)

	Health Care - 11.9%
363	ABIOMED, Inc.(b)	$42,823
612	Acadia Healthcare Co., Inc.(b)	34,578
1,056	ACADIA Pharmaceuticals, Inc.(b)	39,114
800	Agilent Technologies, Inc.	38,488
781	Agios Pharmaceuticals, Inc.(b)	35,325
1,285	Akorn, Inc.(b)	43,985
869	Alere, Inc.(b)	32,587
466	Align Technology, Inc.(b)	41,544
883	Alkermes PLC(b)	44,062
2,956	Allscripts Healthcare Solutions, Inc.(b)	41,739
684	Alnylam Pharmaceuticals, Inc.(b)	46,567
483	AmerisourceBergen Corp.	41,147
459	AmSurg Corp.(b)	34,430
293	athenahealth, Inc.(b)	37,442
455	BioMarin Pharmaceutical, Inc.(b)	45,236
261	Bio-Rad Laboratories, Inc., Class A(b)	37,868
345	Bio-Techne Corp.	38,785
2,295	Brookdale Senior Living, Inc.(b)	42,389
1,538	Bruker Corp.	38,327
162	C.R. Bard, Inc.	36,244
535	Centene Corp.(b)	37,744
674	Cerner Corp.(b)	42,051
447	Charles River Laboratories International, Inc.(b)	39,305
223	Cooper Cos., Inc. (The)	40,691
488	DaVita HealthCare Partners, Inc.(b)	37,839
583	DENTSPLY Sirona, Inc.	37,335
477	DexCom, Inc.(b)	43,994
375	Edwards Lifesciences Corp.(b)	42,945
2,399	Endo International PLC(b)	41,647
1,391	Envision Healthcare Holdings, Inc.(b)	34,205
218	Henry Schein, Inc.(b)	39,454
723	Hill-Rom Holdings, Inc.	38,630
1,091	Hologic, Inc.(b)	41,993
412	IDEXX Laboratories, Inc.(b)	38,641
266	Illumina, Inc.(b)	44,249
1,202	IMS Health Holdings, Inc.(b)	36,084
476	Incyte Corp.(b)	42,940
1,658	Inovalon Holdings, Inc., Class A(b)	30,872
260	Intercept Pharmaceuticals, Inc.(b)	44,988
1,491	Intrexon Corp.(b)	37,767
59	Intuitive Surgical, Inc.(b)	41,050
1,649	Ionis Pharmaceuticals, Inc.(b)	48,134
866	Juno Therapeutics, Inc.(b)(c)	26,785
288	Laboratory Corp. of America Holdings(b)	40,193
557	LifePoint Health, Inc.(b)	32,963
654	Mallinckrodt PLC(b)	44,040
627	Medivation, Inc.(b)	40,122
522	MEDNAX, Inc.(b)	35,971
70	Mettler-Toledo International, Inc.(b)	28,785
865	Neurocrine Biosciences, Inc.(b)	43,449
3,809	OPKO Health, Inc.(b)(c)	37,899
771	Patterson Cos., Inc.	38,056
698	PerkinElmer, Inc.	39,730
383	Perrigo Co. PLC	35,002
1,134	Premier, Inc., Class A(b)	37,082
1,727	QIAGEN NV(b)	46,284
474	Quest Diagnostics, Inc.	40,935
579	Quintiles Transnational Holdings, Inc.(b)	44,954
598	ResMed, Inc.	41,190
963	Seattle Genetics, Inc.(b)	46,282
481	St. Jude Medical, Inc.	39,942
213	Teleflex, Inc.	38,406
1,341	Tenet Healthcare Corp.(b)	41,048
363	United Therapeutics Corp.(b)	43,927
279	Universal Health Services, Inc., Class B	36,139
449	Varian Medical Systems, Inc.(b)	42,538

549	VCA, Inc.(b)	$39,166
1,085	Veeva Systems, Inc., Class A(b)	41,219
1,224	VWR Corp.(b)	38,336
193	Waters Corp.(b)	30,673
344	WellCare Health Plans, Inc.(b)	36,739
495	West Pharmaceutical Services, Inc.	39,739
312	Zimmer Biomet Holdings, Inc.	40,916
781	Zoetis, Inc.	39,417

		2,923,165

	Industrials - 12.7%
309	A.O. Smith Corp.	28,703
181	Acuity Brands, Inc.	47,500
799	AECOM(b)	28,356
509	AGCO Corp.	24,513
943	Air Lease Corp.	27,168
434	Alaska Air Group, Inc.	29,173
380	Allegion PLC	27,508
939	Allison Transmission Holdings, Inc.	27,062
52	AMERCO	20,566
874	American Airlines Group, Inc.	31,027
565	AMETEK, Inc.	26,572
1,127	Armstrong World Industries, Inc.(b)	47,864
572	Avis Budget Group, Inc.(b)	21,010
537	B/E Aerospace, Inc.	25,687
731	BWX Technologies, Inc.	26,908
364	C.H. Robinson Worldwide, Inc.	25,342
253	Carlisle Cos., Inc.	26,132
723	Chicago Bridge & Iron Co. NV	24,445
278	Cintas Corp.	29,821
508	Clean Harbors, Inc.(b)	26,121
894	Colfax Corp.(b)	26,248
484	Copa Holdings SA, Class A (Panama)	32,428
536	Copart, Inc.(b)	27,036
1,579	Covanta Holding Corp.	25,296
448	Crane Co.	27,910
227	Cummins, Inc.	27,869
736	Donaldson Co., Inc.	26,592
370	Dover Corp.	26,429
102	Dun & Bradstreet Corp. (The)	13,183
104	Equifax, Inc.	13,776
540	Expeditors International of Washington, Inc.	26,692
1,035	Fastenal Co.	44,246
527	Flowserve Corp.	25,217
511	Fluor Corp.	27,349
333	Fortune Brands Home & Security, Inc.	21,069
411	Genesee & Wyoming, Inc., Class A(b)	26,612
326	Graco, Inc.	24,127
744	HD Supply Holdings, Inc.(b)	26,925
402	HEICO Corp.	27,943
115	Herc Holdings, Inc.(b)	4,065
345	Hertz Global Holdings, Inc.(b)	16,795
1,073	Hexcel Corp.	46,321
259	Hubbell, Inc.	27,928
163	Huntington Ingalls Industries, Inc.	28,131
307	IDEX Corp.	27,566
692	Ingersoll-Rand PLC	45,852
749	ITT, Inc.	23,751
327	J.B. Hunt Transport Services, Inc.	27,183
503	Jacobs Engineering Group, Inc.(b)	26,921
1,605	JetBlue Airways Corp.(b)	29,420
293	Kansas City Southern	28,160
483	KAR Auction Services, Inc.	20,658
1,879	KBR, Inc.	26,344
394	Kirby Corp.(b)	21,469
183	L-3 Communications Holdings, Inc.	27,748
396	Landstar System, Inc.	27,914

Schedule of Investments(a)

335	Lennox International, Inc.	$52,528
440	Lincoln Electric Holdings, Inc.	27,306
367	Macquarie Infrastructure Corp.	28,131
1,521	Manitowoc Foodservice, Inc.(b)	27,895
346	ManpowerGroup, Inc.	24,012
1,485	Masco Corp.	54,173
222	Middleby Corp. (The)(b)	26,724
365	MSC Industrial Direct Co., Inc., Class A	26,218
358	Nielsen Holdings PLC	19,282
308	Nordson Corp.	27,193
438	Old Dominion Freight Line, Inc.(b)	30,511
296	Orbital ATK, Inc.	25,788
547	Oshkosh Corp.	30,134
886	Owens Corning	46,878
481	PACCAR, Inc.	28,365
231	Parker-Hannifin Corp.	26,378
427	Pentair PLC (United Kingdom)	27,251
1,455	Pitney Bowes, Inc.	28,096
1,116	Quanta Services, Inc.(b)	28,570
1,613	R.R. Donnelley & Sons Co.	28,905
459	Regal Beloit Corp.	28,004
528	Republic Services, Inc.	27,065
669	Robert Half International, Inc.	24,445
224	Rockwell Automation, Inc.	25,626
305	Rockwell Collins, Inc.	25,809
934	Rollins, Inc.	26,320
154	Roper Technologies, Inc.	26,235
403	Ryder System, Inc.	26,558
170	Snap-on, Inc.	26,719
2,194	SolarCity Corp.(b)(c)	58,580
591	Spirit AeroSystems Holdings, Inc., Class A(b)	25,638
602	Spirit Airlines, Inc.(b)	25,735
230	Stanley Black & Decker, Inc.	27,991
259	Stericycle, Inc.(b)	23,380
1,200	Terex Corp.	28,968
681	Textron, Inc.	26,559
1,385	Timken Co. (The)	46,328
299	Toro Co. (The)	27,493
100	TransDigm Group, Inc.(b)	27,952
393	TransUnion(b)	12,859
1,381	Trinity Industries, Inc.	32,053
608	Tyco International PLC	27,707
585	United Continental Holdings, Inc.(b)	27,431
380	United Rentals, Inc.(b)	30,275
1,763	USG Corp.(b)	49,646
341	Valmont Industries, Inc.	44,654
327	Verisk Analytics, Inc.(b)	27,887
118	W.W. Grainger, Inc.	25,824
182	WABCO Holdings, Inc.(b)	18,249
360	Wabtec Corp.	24,660
344	Watsco, Inc.	49,550
464	WESCO International, Inc.(b)	25,863
570	Xylem, Inc.	27,252

		3,118,304

	Information Technology - 13.3%
545	Akamai Technologies, Inc.(b)	27,539
65	Alliance Data Systems Corp.(b)	15,055
527	Amdocs Ltd.	30,756
512	Amphenol Corp., Class A	30,474
522	Analog Devices, Inc.	33,319
333	ANSYS, Inc.(b)	29,757
411	Arista Networks, Inc.(b)	29,292
1,316	ARRIS International PLC(b)	35,848
446	Arrow Electronics, Inc.(b)	29,655
1,147	Atlassian Corp. PLC, Class A (Australia)(b)	34,376
513	Autodesk, Inc.(b)	30,498
692	Avnet, Inc.	28,441
883	Black Knight Financial Services, Inc., Class A(b)	34,305
908	Booz Allen Hamilton Holding Corp.	28,039

203	Broadridge Financial Solutions, Inc.	$13,739
3,247	Brocade Communications Systems, Inc.	30,197
901	CA, Inc.	31,220
1,220	Cadence Design Systems, Inc.(b)	29,341
531	CDK Global, Inc.	30,686
719	CDW Corp.	30,867
350	Citrix Systems, Inc.(b)	31,195
698	Cognex Corp.	31,529
51	Commercehub, Inc., Series A(b)	719
102	Commercehub, Inc., Series C(b)	1,428
927	CommScope Holding, Inc.(b)	27,764
583	Computer Sciences Corp.	27,885
344	CoreLogic, Inc.(b)	13,856
125	CoStar Group, Inc.(b)	25,987
1,173	Cree, Inc.(b)	33,548
1,258	CSRA, Inc.	33,865
2,972	Cypress Semiconductor Corp.	34,594
614	Dolby Laboratories, Inc., Class A	30,890
259	DST Systems, Inc.	31,942
763	EchoStar Corp., Class A(b)	29,719
395	Electronic Arts, Inc.(b)	30,146
170	Euronet Worldwide, Inc.(b)	12,964
250	F5 Networks, Inc.(b)	30,855
281	FEI Co.	29,904
178	Fidelity National Information Services, Inc.	14,156
1,777	FireEye, Inc.(b)	30,955
1,060	First Data Corp., Class A(b)	13,144
925	First Solar, Inc.(b)	43,179
124	Fiserv, Inc.(b)	13,685
1,418	Fitbit, Inc., Class A(b)(c)	19,370
89	FleetCor Technologies, Inc.(b)	13,500
849	FLIR Systems, Inc.	27,660
883	Fortinet, Inc.(b)	30,631
302	Gartner, Inc.(b)	30,276
969	Genpact Ltd.(b)	25,940
174	Global Payments, Inc.	12,991
919	GoDaddy, Inc., Class A(b)	27,496
488	Guidewire Software, Inc.(b)	29,997
357	Harris Corp.	30,923
530	IAC/InterActiveCorp.	30,719
847	Ingram Micro, Inc., Class A	29,001
355	IPG Photonics Corp.(b)	29,923
1,584	Jabil Circuit, Inc.	32,234
156	Jack Henry & Associates, Inc.	13,923
1,284	Juniper Networks, Inc.	29,134
873	Keysight Technologies, Inc.(b)	25,527
404	KLA-Tencor Corp.	30,587
352	Lam Research Corp.	31,599
622	Leidos Holdings, Inc.	31,106
695	Lexmark International, Inc., Class A	25,486
638	Linear Technology Corp.	38,274
156	LinkedIn Corp., Class A(b)	30,066
460	Manhattan Associates, Inc.(b)	26,703
2,954	Marvell Technology Group Ltd. (Bermuda)	34,710
1,969	Match Group, Inc., Class A(b)(c)	31,012
796	Maxim Integrated Products, Inc.	32,461
574	Microchip Technology, Inc.	31,937
2,338	Micron Technology, Inc.(b)	32,124
440	Motorola Solutions, Inc.	30,527
938	National Instruments Corp.	26,902
1,006	NCR Corp.(b)	33,168
1,177	NetApp, Inc.	31,014
381	NetSuite, Inc.(b)	41,472
1,840	Nuance Communications, Inc.(b)	29,569
631	NVIDIA Corp.	36,030
3,048	ON Semiconductor Corp.(b)	30,571
235	Palo Alto Networks, Inc.(b)	30,759
1,627	Pandora Media, Inc.(b)	22,127
473	Paychex, Inc.	28,039
762	PTC, Inc.(b)	30,274
529	Qorvo, Inc.(b)	33,449

Schedule of Investments(a)

1,320	Rackspace Hosting, Inc.(b)	$30,928
371	Red Hat, Inc.(b)	27,933
1,121	Sabre Corp.	32,677
410	ServiceNow, Inc.(b)	30,717
455	Skyworks Solutions, Inc.	30,039
501	Splunk, Inc.(b)	31,333
1,396	Square, Inc., Class A(b)	14,058
1,022	SS&C Technologies Holdings, Inc.	32,929
3,034	SunPower Corp.(b)	44,236
1,425	Symantec Corp.	29,113
562	Synopsys, Inc.(b)	30,438
543	Tableau Software, Inc., Class A(b)	30,685
1,057	Teradata Corp.(b)	29,998
1,511	Teradyne, Inc.	29,842
248	Total System Services, Inc.	12,628
976	Trimble Navigation Ltd.(b)	25,805
1,827	Twitter, Inc.(b)	30,401
193	Tyler Technologies, Inc.(b)	31,463
140	Ultimate Software Group, Inc. (The)(b)	29,274
244	Vantiv, Inc., Class A(b)	13,364
1,607	VeriFone Systems, Inc.(b)	30,790
345	VeriSign, Inc.(b)	29,880
610	Western Digital Corp.	28,981
689	Western Union Co. (The)	13,780
144	WEX, Inc.(b)	13,490
375	Workday, Inc., Class A(b)	31,253
2,669	Xerox Corp.	27,491
639	Xilinx, Inc.	32,640
1,044	Yelp, Inc., Class A(b)	33,585
459	Zebra Technologies Corp., Class A(b)	24,332
377	Zillow Group, Inc., Class C(b)	14,797
11,510	Zynga, Inc., Class A(b)	33,034

		3,258,438

	Materials - 9.2%
541	Albemarle Corp.	45,536
4,718	Alcoa, Inc.	50,105
599	AptarGroup, Inc.	46,830
393	Ashland, Inc.	44,503
344	Avery Dennison Corp.	26,794
1,657	Axalta Coating Systems Ltd.(b)	47,307
646	Ball Corp.	45,653
915	Bemis Co., Inc.	46,702
1,250	Berry Plastics Group, Inc.(b)	51,250
971	Cabot Corp.	47,278
653	Celanese Corp., Series A	41,413
1,656	CF Industries Holdings, Inc.	40,870
567	Compass Minerals International, Inc.	39,458
881	Crown Holdings, Inc.(b)	46,667
1,259	Domtar Corp.	49,567
594	Eagle Materials, Inc.	49,866
628	Eastman Chemical Co.	40,964
938	FMC Corp.	44,593
4,006	Freeport-McMoRan, Inc.	51,918
3,592	Graphic Packaging Holding Co.	48,995
2,896	Huntsman Corp.	44,772
366	International Flavors & Fragrances, Inc.	48,769
1,096	International Paper Co.	50,208
253	Martin Marietta Materials, Inc.	51,270
1,677	Mosaic Co. (The)	45,279
114	NewMarket Corp.	48,785
1,334	Newmont Mining Corp.	58,696
930	Nucor Corp.	49,885
2,341	Owens-Illinois, Inc.(b)	43,987
668	Packaging Corp. of America	49,893
5,048	Platform Specialty Products Corp.(b)	46,442
608	Reliance Steel & Aluminum Co.	47,692
698	Royal Gold, Inc.	59,009
911	RPM International, Inc.	49,431
683	Scotts Miracle-Gro Co. (The), Class A	50,371
989	Sealed Air Corp.	46,661
888	Silgan Holdings, Inc.	44,027

973	Sonoco Products Co.	$49,555
1,660	Southern Copper Corp. (Peru)	43,143
1,822	Steel Dynamics, Inc.	48,866
3,560	Tahoe Resources, Inc.	55,394
2,673	United States Steel Corp.(c)	73,481
418	Valspar Corp. (The)	44,504
400	Vulcan Materials Co.	49,592
609	W.R. Grace & Co.	45,596
1,071	Westlake Chemical Corp.	48,988
1,106	WestRock Co.	47,458

		2,248,023

	Telecommunication Services - 2.0%
2,116	CenturyLink, Inc.	66,527
11,476	Frontier Communications Corp.	59,675
1,154	Level 3 Communications, Inc.(b)	58,393
290	SBA Communications Corp., Class A(b)	33,350
14,348	Sprint Corp.(b)	88,097
2,066	Telephone & Data Systems, Inc.	65,058
1,536	United States Cellular Corp.(b)	62,131
2,170	Zayo Group Holdings, Inc.(b)	61,411

		494,642

	Utilities - 8.9%
4,974	AES Corp. (The)	61,429
1,528	Alliant Energy Corp.	61,502
1,162	Ameren Corp.	60,935
763	American Water Works Co., Inc.	63,008
1,773	Aqua America, Inc.	61,417
779	Atmos Energy Corp.	62,156
1,348	Avangrid, Inc.	60,849
4,233	Calpine Corp.(b)	58,161
2,541	CenterPoint Energy, Inc.	60,781
1,365	CMS Energy Corp.	61,671
773	Consolidated Edison, Inc.	61,902
634	DTE Energy Co.	61,828
805	Edison International	62,291
766	Entergy Corp.	62,345
1,046	Eversource Energy	61,180
1,780	FirstEnergy Corp.	62,158
2,003	Great Plains Energy, Inc.	59,649
1,772	Hawaiian Electric Industries, Inc.	55,021
1,306	ITC Holdings Corp.	60,402
2,539	MDU Resources Group, Inc.	61,063
1,070	National Fuel Gas Co.	60,466
2,359	NiSource, Inc.	60,532
4,168	NRG Energy, Inc.	57,685
1,917	OGE Energy Corp.	61,670
996	Piedmont Natural Gas Co., Inc.	59,561
770	Pinnacle West Capital Corp.	60,730
1,507	PPL Corp.	56,829
1,348	Public Service Enterprise Group, Inc.	62,021
2,387	Questar Corp.	60,081
834	SCANA Corp.	62,500
540	Sempra Energy	60,415
1,358	UGI Corp.	61,463
1,160	Vectren Corp.	60,007
949	WEC Energy Group, Inc.	61,600
1,071	Westar Energy, Inc.	59,515
1,393	Xcel Energy, Inc.	61,264

		2,186,087

	Total Common Stocks and Other Equity Interests (Cost $24,485,509)	24,534,543

	Money Market Fund - 0.3%
63,255	Invesco Premier Portfolio - Institutional Class, 0.36%(e)
	(Cost $63,255)	63,255

Schedule of Investments(a)

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $24,548,764) - 100.3%	$24,597,798

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
302,201	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(e)(f) (Cost $302,201)	302,201

	Total Investments (Cost $24,850,965)(g) - 101.5%	24,899,999
	Other assets less liabilities - (1.5)%	(364,712)

	Net Assets - 100.0%	$24,535,287

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2016	Dividend Income
Invesco Ltd.	$12,559	$1,305	$—	$(558)	$—	$13,306	$113

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,074,294. The net unrealized depreciation was $174,295, which consisted of aggregate gross unrealized appreciation of $2,308,781 and aggregate gross unrealized depreciation of $2,483,076.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Growth Portfolio (PXMG)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 22.1%
14,118	AMC Networks, Inc., Class A(b)	$781,573
828	Cable One, Inc.	433,773
5,394	Carter’s, Inc.	546,143
2,016	Delphi Automotive PLC (United Kingdom)	136,725
5,424	Dollar General Corp.	513,870
9,000	Dollar Tree, Inc.(b)	866,610
4,527	Domino’s Pizza, Inc.	666,827
8,253	Interpublic Group of Cos., Inc. (The)	190,314
9,446	Lululemon Athletica, Inc.(b)	733,482
1,035	Newell Brands, Inc.	54,296
397	NVR, Inc.(b)	676,885
3,002	O’Reilly Automotive, Inc.(b)	872,471
3,532	Panera Bread Co., Class A(b)	774,638
8,411	Pool Corp.	860,277
6,952	Ross Stores, Inc.	429,842
2,860	ServiceMaster Global Holdings, Inc.(b)	108,194
15,937	Tempur Sealy International, Inc.(b)	1,205,315
7,708	Tractor Supply Co.	706,438
4,237	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,106,747
25,255	Under Armour, Inc., Class A(b)(c)	996,562
3,740	Vail Resorts, Inc.	535,082
10,739	Wyndham Worldwide Corp.	762,684

		13,958,748

	Consumer Staples - 2.3%
39,413	Blue Buffalo Pet Products, Inc.(b)	1,012,126
20,163	Sprouts Farmers Market, Inc.(b)	466,370

		1,478,496

	Financials - 8.9%
4,267	Eaton Vance Corp.	161,335
2,333	Equinix, Inc. REIT	869,906
4,346	Extra Space Storage, Inc. REIT	373,843
4,398	FactSet Research Systems, Inc.	756,280
14,378	Gaming and Leisure Properties, Inc. REIT	515,164
6,959	MarketAxess Holdings, Inc.	1,124,992
789	Morningstar, Inc.	66,734
10,003	MSCI, Inc.	860,658
48,168	NorthStar Asset Management Group, Inc.	571,272
6,935	SEI Investments Co.	312,075

		5,612,259

	Health Care - 24.8%
10,353	ABIOMED, Inc.(b)	1,221,343
6,195	Agios Pharmaceuticals, Inc.(b)	280,200
12,256	Akorn, Inc.(b)	419,523
9,402	Align Technology, Inc.(b)	838,188
5,144	Alkermes PLC(b)	256,686
9,936	AmerisourceBergen Corp.	846,448
8,038	athenahealth, Inc.(b)	1,027,176
1,899	BioMarin Pharmaceutical, Inc.(b)	188,798
408	C.R. Bard, Inc.	91,282
17,422	Cerner Corp.(b)	1,086,959
5,091	Charles River Laboratories International, Inc.(b)	447,652
5,846	DexCom, Inc.(b)	539,177
7,679	Edwards Lifesciences Corp.(b)	879,399
1,036	Henry Schein, Inc.(b)	187,495
3,422	Hologic, Inc.(b)	131,713
7,142	Illumina, Inc.(b)	1,188,072
6,785	IMS Health Holdings, Inc.(b)	203,686

12,470	Incyte Corp.(b)	$1,124,919
8,283	Inovalon Holdings, Inc., Class A(b)	154,229
9,786	Intrexon Corp.(b)	247,879
288	Intuitive Surgical, Inc.(b)	200,379
13,857	Ionis Pharmaceuticals, Inc.(b)	404,486
17,104	Medivation, Inc.(b)	1,094,485
1,373	Mettler-Toledo International, Inc.(b)	564,591
13,670	Seattle Genetics, Inc.(b)	656,980
8,704	Tenet Healthcare Corp.(b)	266,429
656	VCA, Inc.(b)	46,799
23,132	Veeva Systems, Inc., Class A(b)	878,785
2,016	West Pharmaceutical Services, Inc.	161,844
354	Zoetis, Inc.	17,866

		15,653,468

	Industrials - 9.1%
2,012	Acuity Brands, Inc.	528,009
4,380	B/E Aerospace, Inc.	209,517
3,007	C.H. Robinson Worldwide, Inc.	209,347
4,340	Cintas Corp.	465,552
17,112	Copart, Inc.(b)	863,129
572	Equifax, Inc.	75,767
8,406	HEICO Corp.	584,301
5,994	J.B. Hunt Transport Services, Inc.	498,281
6,647	Middleby Corp. (The)(b)	800,166
5,858	Nordson Corp.	517,203
4,528	Robert Half International, Inc.	165,453
4,193	Toro Co. (The)	385,547
377	Verisk Analytics, Inc.(b)	32,151
2,847	Watsco, Inc.	410,082

		5,744,505

	Information Technology - 32.8%
2,821	Alliance Data Systems Corp.(b)	653,400
7,653	Amphenol Corp., Class A	455,507
8,798	Arista Networks, Inc.(b)	627,033
15,931	Atlassian Corp. PLC, Class A (Australia)(b)	477,452
13,166	Black Knight Financial Services, Inc., Class A(b)	511,499
450	Broadridge Financial Solutions, Inc.	30,456
14,068	CDK Global, Inc.	812,990
3,222	Citrix Systems, Inc.(b)	287,177
2,063	CoStar Group, Inc.(b)	428,898
14,660	CSRA, Inc.	394,647
379	DST Systems, Inc.	46,742
6,440	Euronet Worldwide, Inc.(b)	491,114
2,977	F5 Networks, Inc.(b)	367,421
55,039	First Data Corp., Class A(b)	682,484
3,268	Fiserv, Inc.(b)	360,656
1,481	FleetCor Technologies, Inc.(b)	224,638
25,956	Fortinet, Inc.(b)	900,414
4,625	Gartner, Inc.(b)	463,656
10,851	Genpact Ltd.(b)	290,481
10,912	Global Payments, Inc.	814,690
9,805	GoDaddy, Inc., Class A(b)	293,366
2,954	Jack Henry & Associates, Inc.	263,645
4,683	LinkedIn Corp., Class A(b)	902,555
12,780	Manhattan Associates, Inc.(b)	741,879
14,587	Match Group, Inc., Class A(b)(c)	229,745
7,598	Microchip Technology, Inc.	422,753
12,278	NetSuite, Inc.(b)	1,336,460
12,829	NVIDIA Corp.	732,536
5,470	Palo Alto Networks, Inc.(b)	715,968
3,671	Paychex, Inc.	217,617
11,251	Red Hat, Inc.(b)	847,088
13,099	ServiceNow, Inc.(b)	981,377
4,829	Splunk, Inc.(b)	302,006
23,219	Square, Inc., Class A(b)	233,815
7,899	Tableau Software, Inc., Class A(b)	446,372
10,632	Total System Services, Inc.	541,381
5,626	Tyler Technologies, Inc.(b)	917,151
4,547	Ultimate Software Group, Inc. (The)(b)	950,778

Schedule of Investments(a)

3,654	Workday, Inc., Class A(b)	$304,524

		20,702,371

	Telecommunication Services - 0.0%
1,312	Zayo Group Holdings, Inc.(b)	37,130

	Total Common Stocks and Other Equity Interests (Cost $57,965,199)	63,186,977

	Money Market Fund - 0.1%
77,440	Invesco Premier Portfolio – Institutional Class, 0.36%(d)
	(Cost $77,440)	77,440

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $58,042,639)-100.1%	63,264,417

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
1,181,850	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $1,181,850)	1,181,850

	Total Investments (Cost $59,224,489)(f)-102.0%	64,446,267
	Other assets less liabilities-(2.0)%	(1,269,840)

	Net Assets-100.0%	$63,176,427

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $59,456,386. The net unrealized appreciation was $4,989,881, which consisted of aggregate gross unrealized appreciation of $7,115,998 and aggregate gross unrealized depreciation of $2,126,117.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Midcap Pure Value Portfolio (PXMV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.1%
5,721	Best Buy Co., Inc.	$192,226
901	GameStop Corp., Class A	27,886
5,559	Garmin Ltd.	302,020
161	Graham Holdings Co., Class B	81,022
22,482	J.C. Penney Co., Inc.(b)(c)	217,176
3,435	John Wiley & Sons, Inc., Class A	198,199
991	Liberty Broadband Corp., Class C(c)	62,740
42,281	News Corp., Class A	548,385
2,445	Penske Automotive Group, Inc.	96,871
1,386	PVH Corp.	140,069
59,842	Staples, Inc.	555,932

		2,422,526

	Energy - 17.1%
8,706	Baker Hughes, Inc.	416,408
7,756	Cheniere Energy, Inc.(c)	324,434
22,041	CONSOL Energy, Inc.	427,155
15,795	Diamond Offshore Drilling, Inc.	358,863
5,135	Energen Corp.	243,296
42,946	Ensco PLC, Class A	393,815
19,195	Frank’s International NV(b)	236,482
5,291	Helmerich & Payne, Inc.(b)	327,883
6,885	Hess Corp.	369,380
15,746	HollyFrontier Corp.	400,263
30,109	Marathon Oil Corp.	410,687
10,040	Murphy Oil Corp.	275,397
45,294	Nabors Industries Ltd.	407,646
7,015	National Oilwell Varco, Inc.	226,935
13,707	Noble Corp. PLC (United Kingdom)	101,158
10,740	Noble Energy, Inc.	383,633
20,752	Patterson-UTI Energy, Inc.	402,381
12,345	QEP Resources, Inc.	224,679
24,365	Superior Energy Services, Inc.	389,109
9,556	Targa Resources Corp.	356,057
56	Tesoro Corp.	4,264
43,542	Transocean Ltd.(b)	478,527
72,178	Weatherford International PLC(c)	409,971
27,044	Whiting Petroleum Corp.(c)	199,314
32,671	WPX Energy, Inc.(c)	326,383

		8,094,120

	Financials - 38.6%
25,753	American Capital Agency Corp. REIT	504,501
24,066	American Homes 4 Rent, Class A REIT	522,232
867	American National Insurance Co.	99,141
52,768	Annaly Capital Management, Inc. REIT	579,393
1,287	Arch Capital Group Ltd. (Bermuda)(c)	93,475
1,399	Aspen Insurance Holdings Ltd. (Bermuda)	64,298
10,017	Associated Banc-Corp.	186,316
37	Assurant, Inc.	3,071
21,006	Assured Guaranty Ltd.	562,751
560	AvalonBay Communities, Inc. REIT	103,964
1,774	Bank of Hawaii Corp.	122,264
1,654	BankUnited, Inc.	49,653
7,127	BOK Financial Corp.	464,894
15,007	Brandywine Realty Trust REIT	253,168
36,002	Chimera Investment Corp. REIT	604,114
13,833	CIT Group, Inc.	478,069
11,185	Comerica, Inc.	506,009
164	Commerce Bancshares, Inc.	7,756

8,774	Communications Sales & Leasing, Inc. REIT	$272,696
16,552	Corporate Office Properties Trust REIT	495,898
4,536	Corrections Corp. of America REIT	145,379
3,645	Cullen/Frost Bankers, Inc.	247,459
6,132	DCT Industrial Trust, Inc. REIT	307,949
21,860	DDR Corp. REIT	431,516
14,441	Duke Realty Corp. REIT	415,756
4,753	E*TRADE Financial Corp.(c)	119,205
4,069	East West Bancorp, Inc.	139,241
6,251	Endurance Specialty Holdings Ltd.	422,755
980	EPR Properties REIT	82,340
13,378	Equity Commonwealth REIT(c)	401,608
28,388	Fifth Third Bancorp	538,804
1,290	First American Financial Corp.	53,935
8,933	Hartford Financial Services Group, Inc. (The)	355,980
24,925	Host Hotels & Resorts, Inc. REIT	442,170
2,805	Huntington Bancshares, Inc.	26,648
1,933	KeyCorp	22,616
8,099	Liberty Property Trust REIT	335,137
647	M&T Bank Corp.	74,120
1,217	Macerich Co. (The) REIT	108,605
76,474	MFA Financial, Inc. REIT	575,084
1,542	Mid-America Apartment Communities, Inc. REIT	163,483
13,791	Navient Corp.	195,832
33,050	New York Community Bancorp, Inc.(b)	477,573
38,796	NorthStar Realty Finance Corp. REIT	519,866
22,907	Old Republic International Corp.	443,938
10,517	PacWest Bancorp	434,878
14,994	Paramount Group, Inc. REIT	264,344
17,912	Popular, Inc.	603,455
31	Principal Financial Group, Inc.	1,446
3,452	ProAssurance Corp.	178,330
1,617	Prologis, Inc. REIT	88,110
14,035	Rayonier, Inc. REIT	382,033
38,808	Regions Financial Corp.	355,869
938	RenaissanceRe Holdings Ltd. (Bermuda)	110,234
1,377	SL Green Realty Corp. REIT	162,238
48,939	SLM Corp.(c)	351,871
3,614	Sun Communities, Inc. REIT	286,048
10,228	SunTrust Banks, Inc.	432,542
62,738	Two Harbors Investment Corp. REIT	548,958
5,225	Validus Holdings Ltd.	258,272
21,927	VEREIT, Inc. REIT	242,513
567	Weingarten Realty Investors REIT	24,489
692	White Mountains Insurance Group Ltd.	568,353

		18,314,645

	Health Care - 2.1%
2,225	Bio-Rad Laboratories, Inc., Class A(c)	322,825
34,048	Endo International PLC(c)	591,074
859	Perrigo Co. PLC	78,504

		992,403

	Industrials - 8.0%
3,347	AGCO Corp.	161,191
3	Fluor Corp.	160
8,968	ITT, Inc.	284,375
7,087	Jacobs Engineering Group, Inc.(c)	379,296
32,535	KBR, Inc.	456,141
1,826	Macquarie Infrastructure Corp.	139,963
3,129	Oshkosh Corp.	172,377
190	Pentair PLC (United Kingdom)	12,126
6,488	Regal Beloit Corp.	395,833
4,226	Ryder System, Inc.	278,493
8,884	SolarCity Corp.(b)(c)	237,203
12,106	Terex Corp.	292,239
13,135	Timken Co. (The)	439,366
8,940	United Continental Holdings, Inc.(c)	419,197
2,317	WESCO International, Inc.(c)	129,149

		3,797,109

Schedule of Investments(a)

	Information Technology - 6.2%
6,375	Avnet, Inc.	$262,012
19,579	Brocade Communications Systems, Inc.	182,085
7,325	CA, Inc.	253,811
6,351	EchoStar Corp., Class A(c)	247,371
7,420	First Solar, Inc.(c)	346,366
5,119	Ingram Micro, Inc., Class A	175,275
11,755	Lexmark International, Inc., Class A	431,056
11,474	Marvell Technology Group Ltd. (Bermuda)	134,819
21,046	SunPower Corp.(b)(c)	306,851
1,905	Western Digital Corp.	90,507
37,051	Xerox Corp.	381,625
47,367	Zynga, Inc., Class A(c)	135,943

		2,947,721

	Materials - 4.1%
59,537	Alcoa, Inc.	632,283
1,098	Ashland, Inc.	124,337
7,398	CF Industries Holdings, Inc.	182,583
17,520	Huntsman Corp.	270,859
4,739	Mosaic Co. (The)	127,953
10,697	United States Steel Corp.(b)	294,061
2,578	Westlake Chemical Corp.	117,918
3,965	WestRock Co.	170,138

		1,920,132

	Telecommunication Services - 3.4%
3,617	CenturyLink, Inc.	113,718
84,356	Frontier Communications Corp.	438,651
41,094	Sprint Corp.(b)(c)	252,317
11,428	Telephone & Data Systems, Inc.	359,868
11,070	United States Cellular Corp.(c)	447,782

		1,612,336

	Utilities - 15.4%
20,400	AES Corp. (The)	251,940
6,350	Alliant Energy Corp.	255,588
9,422	Ameren Corp.	494,090
388	American Water Works Co., Inc.	32,041
5,443	Atmos Energy Corp.	434,297
1,630	CenterPoint Energy, Inc.	38,990
7,332	Consolidated Edison, Inc.	587,147
856	DTE Energy Co.	83,477
7,767	Edison International	601,010
4,975	Entergy Corp.	404,915
8,252	Eversource Energy	482,659
16,162	FirstEnergy Corp.	564,377
12,068	Hawaiian Electric Industries, Inc.	374,711
2,026	National Fuel Gas Co.	114,489
7,034	Pinnacle West Capital Corp.	554,772
8,852	PPL Corp.	333,809
8,378	Public Service Enterprise Group, Inc.	385,472
7,433	SCANA Corp.	557,029
675	Sempra Energy	75,519
1,774	UGI Corp.	80,291
1,394	WEC Energy Group, Inc.	90,485
12,080	Xcel Energy, Inc.	531,278

		7,328,386

	Total Common Stocks and Other Equity Interests (Cost $46,422,473)	47,429,378

	Money Market Fund - 0.1%
58,916	Invesco Premier Portfolio – Institutional Class, 0.36%(d)
	(Cost $58,916)	58,916

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $46,481,389)-100.1%	47,488,294

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.2%
2,000,711	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e)
	(Cost $2,000,711)	$2,000,711

	Total Investments (Cost $48,482,100)(f)-104.3%	49,489,005
	Other assets less liabilities-(4.3)%	(2,044,424)

	Net Assets-100.0%	$47,444,581

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $48,573,899. The net unrealized appreciation was $915,106, which consisted of aggregate gross unrealized appreciation of $3,285,541 and aggregate gross unrealized depreciation of $2,370,435.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Equal Weight Portfolio (EQWL)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.3%
212	Amazon.com, Inc.(b)	$160,868
3,086	Carnival Corp.	144,178
2,810	CBS Corp., Class B	146,738
674	Charter Communications, Inc., Class A(b)	158,302
2,401	Comcast Corp., Class A	161,467
2,827	DISH Network Corp., Class A(b)	151,018
11,357	Ford Motor Co.	143,780
5,088	General Motors Co.	160,476
1,176	Home Depot, Inc. (The)	162,570
3,397	Johnson Controls, Inc.	155,990
3,322	Las Vegas Sands Corp.	168,259
1,916	Lowe’s Cos., Inc.	157,648
1,224	McDonald’s Corp.	144,004
1,650	Netflix, Inc.(b)	150,562
2,741	NIKE, Inc., Class B	152,126
112	Priceline Group, Inc. (The)(b)	151,291
2,691	Starbucks Corp.	156,213
2,197	Target Corp.	165,500
683	Tesla Motors, Inc.(b)	160,362
3,622	Thomson Reuters Corp.	152,522
2,092	Time Warner, Inc.	160,352
1,942	TJX Cos., Inc. (The)	158,700
5,212	Twenty-First Century Fox, Inc., Class A	138,848
5,252	Twenty-First Century Fox, Inc., Class B	141,962
2,317	VF Corp.	144,650
1,520	Walt Disney Co. (The)	145,844
1,781	Yum! Brands, Inc.	159,257

		4,153,487

	Consumer Staples - 10.3%
2,269	Altria Group, Inc.	153,611
3,613	Archer-Daniels-Midland Co.	162,874
3,326	Coca-Cola Co. (The)	145,113
2,092	Colgate-Palmolive Co.	155,708
969	Constellation Brands, Inc., Class A	159,526
954	Costco Wholesale Corp.	159,528
1,612	CVS Health Corp.	149,465
1,612	Estee Lauder Cos., Inc. (The), Class A	149,755
2,257	General Mills, Inc.	162,256
1,129	Kimberly-Clark Corp.	146,262
1,752	Kraft Heinz Co. (The)	151,355
4,356	Kroger Co. (The)	148,932
3,375	Mondelez International, Inc., Class A	148,432
952	Monster Beverage Corp.(b)	152,920
1,443	PepsiCo, Inc.	157,172
1,489	Philip Morris International, Inc.	149,287
1,800	Procter & Gamble Co. (The)	154,062
2,946	Reynolds American, Inc.	147,477
2,998	Sysco Corp.	155,266
1,805	Walgreens Boots Alliance, Inc.	143,046
2,101	Wal-Mart Stores, Inc.	153,310

		3,205,357

	Energy - 6.7%
2,732	Anadarko Petroleum Corp.	148,976
2,677	Apache Corp.	140,542
1,454	Chevron Corp.	149,006
3,352	ConocoPhillips	136,829
1,768	EOG Resources, Inc.	144,446
1,641	Exxon Mobil Corp.	145,967
3,365	Halliburton Co.	146,916

7,990	Kinder Morgan, Inc.	$162,437
1,945	Occidental Petroleum Corp.	145,350
1,892	Phillips 66	143,905
956	Pioneer Natural Resources Co.	155,417
1,912	Schlumberger Ltd.	153,954
4,334	Spectra Energy Corp.	155,894
2,861	Valero Energy Corp.	149,573

		2,079,212

	Financials - 17.5%
2,148	Aflac, Inc.	155,257
2,268	Allstate Corp. (The)	154,972
2,410	American Express Co.	155,349
2,818	American International Group, Inc.	153,412
1,385	American Tower Corp. REIT	160,342
1,405	Aon PLC	150,433
11,023	Bank of America Corp.	159,723
3,712	Bank of New York Mellon Corp. (The)	146,253
4,172	BB&T Corp.	153,822
1,046	Berkshire Hathaway, Inc., Class B(b)	150,906
431	BlackRock, Inc.	157,854
2,336	Capital One Financial Corp.	156,699
5,290	Charles Schwab Corp. (The)	150,342
1,196	Chubb Ltd.	149,811
3,499	Citigroup, Inc.	153,291
1,606	CME Group, Inc., Class A	164,197
1,574	Crown Castle International Corp. REIT	152,725
2,818	Discover Financial Services	160,175
2,274	Equity Residential REIT	154,609
4,441	Franklin Resources, Inc.	160,720
1,012	Goldman Sachs Group, Inc. (The)	160,716
598	Intercontinental Exchange, Inc.	157,992
2,385	JPMorgan Chase & Co.	152,568
2,250	Marsh & McLennan Cos., Inc.	147,938
3,514	MetLife, Inc.	150,188
5,731	Morgan Stanley	164,652
1,777	PNC Financial Services Group, Inc. (The)	146,869
2,036	Prudential Financial, Inc.	153,290
622	Public Storage REIT	148,608
1,392	S&P Global, Inc.	170,102
720	Simon Property Group, Inc. REIT	163,469
2,555	State Street Corp.	168,068
1,332	Travelers Cos., Inc. (The)	154,805
3,629	U.S. Bancorp	153,035
3,179	Wells Fargo & Co.	152,497

		5,445,689

	Health Care - 16.4%
4,015	Abbott Laboratories	179,671
2,526	AbbVie, Inc.	167,297
1,252	Aetna, Inc.	144,243
1,222	Alexion Pharmaceuticals, Inc.(b)	157,149
654	Allergan PLC(b)	165,429
1,014	Amgen, Inc.	174,438
1,152	Anthem, Inc.	151,304
3,336	Baxter International, Inc.	160,195
883	Becton, Dickinson and Co.	155,408
644	Biogen, Inc.(b)	186,715
6,596	Boston Scientific Corp.(b)	160,151
2,107	Bristol-Myers Squibb Co.	157,625
1,953	Cardinal Health, Inc.	163,271
1,551	Celgene Corp.(b)	174,007
1,176	Cigna Corp.	151,657
1,516	Danaher Corp.	123,463
2,069	Eli Lilly & Co.	171,499
2,008	Express Scripts Holding Co.(b)	152,749
1,836	Gilead Sciences, Inc.	145,907
1,907	HCA Holdings, Inc.(b)	147,087
789	Humana, Inc.	136,142
1,293	Johnson & Johnson	161,922
837	McKesson Corp.	162,847
1,776	Medtronic PLC	155,631
2,669	Merck & Co., Inc.	156,563

Schedule of Investments(a)

3,345	Mylan NV(b)	$156,512
4,321	Pfizer, Inc.	159,402
435	Regeneron Pharmaceuticals, Inc.(b)	184,927
1,289	Stryker Corp.	149,885
1,009	Thermo Fisher Scientific, Inc.	160,270
1,087	UnitedHealth Group, Inc.	155,658
1,761	Vertex Pharmaceuticals, Inc.(b)	170,817

		5,099,841

	Industrials - 11.0%
877	3M Co.	156,422
1,142	Boeing Co. (The)	152,640
1,963	Caterpillar, Inc.	162,458
5,638	CSX Corp.	159,725
1,786	Deere & Co.	138,790
3,882	Delta Air Lines, Inc.	150,427
2,427	Eaton Corp. PLC	153,896
2,825	Emerson Electric Co.	157,918
916	FedEx Corp.	148,300
757	Fortive Corp.(b)	36,495
1,077	General Dynamics Corp.	158,201
4,852	General Electric Co.	151,091
1,281	Honeywell International, Inc.	149,019
1,416	Illinois Tool Works, Inc.	163,406
629	Lockheed Martin Corp.	158,967
1,766	Norfolk Southern Corp.	158,551
698	Northrop Grumman Corp.	151,208
1,116	Raytheon Co.	155,715
3,705	Southwest Airlines Co.	137,122
1,713	Union Pacific Corp.	159,395
1,407	United Parcel Service, Inc., Class B	152,097
1,477	United Technologies Corp.	158,999
2,393	Waste Management, Inc.	158,225

		3,429,067

	Information Technology - 15.4%
1,269	Accenture PLC, Class A	143,156
3,883	Activision Blizzard, Inc.	155,941
1,521	Adobe Systems, Inc.(b)	148,845
212	Alphabet, Inc., Class A(b)	167,764
217	Alphabet, Inc., Class C(b)	166,827
1,581	Apple, Inc.	164,756
6,360	Applied Materials, Inc.	167,204
1,696	Automatic Data Processing, Inc.	150,859
964	Broadcom Ltd. (Singapore)	156,149
5,218	Cisco Systems, Inc.	159,306
2,437	Cognizant Technology Solutions Corp., Class A(b)	140,103
7,371	Corning, Inc.	163,784
6,079	eBay, Inc.(b)	189,422
5,412	EMC Corp.	153,051
1,312	Facebook, Inc., Class A(b)	162,609
7,597	Hewlett Packard Enterprise Co.	159,689
11,263	HP, Inc.	157,795
4,645	Intel Corp.	161,925
975	International Business Machines Corp.	156,604
1,391	Intuit, Inc.	154,387
1,579	MasterCard, Inc., Class A	150,384
2,932	Microsoft Corp.	166,186
3,755	Oracle Corp.	154,105
4,152	PayPal Holdings, Inc.(b)	154,620
2,786	QUALCOMM, Inc.	174,348
1,839	salesforce.com, inc.(b)	150,430
2,421	Texas Instruments, Inc.	168,865
1,942	Visa, Inc., Class A	151,573
2,462	VMware, Inc., Class A(b)	179,677
4,014	Yahoo!, Inc.(b)	153,295

		4,783,659

	Materials - 4.4%
1,049	Air Products & Chemicals, Inc.	156,742
2,818	Dow Chemical Co. (The)	151,242
2,223	E.I. du Pont de Nemours & Co.	153,765
1,257	Ecolab, Inc.	148,804

1,902	LyondellBasell Industries NV, Class A	$143,144
1,394	Monsanto Co.	148,837
1,389	PPG Industries, Inc.	145,442
1,342	Praxair, Inc.	156,397
522	Sherwin-Williams Co. (The)	156,459

		1,360,832

	Telecommunication Services - 1.5%
3,655	AT&T, Inc.	158,225
3,499	T-Mobile US, Inc.(b)	162,143
2,775	Verizon Communications, Inc.	153,763

		474,131

	Utilities - 3.5%
2,268	American Electric Power Co., Inc.	157,173
2,019	Dominion Resources, Inc.	157,522
1,831	Duke Energy Corp.	156,715
4,319	Exelon Corp.	161,012
1,207	NextEra Energy, Inc.	154,846
2,397	PG&E Corp.	153,264
2,949	Southern Co. (The)	157,772

		1,098,304

	Total Common Stocks and Other Equity Interests (Cost $29,838,032)	31,129,579

	Money Market Fund - 0.3%
99,717	Invesco Premier Portfolio – Institutional Class, 0.36%(c)
	(Cost $99,717)	99,717
	Total Investments (Cost $29,937,749)(d)-100.3%	31,229,296
	Other assets less liabilities-(0.3)%	(82,793)

	Net Assets-100.0%	$31,146,503

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $30,121,953. The net unrealized appreciation was $1,107,343, which consisted of aggregate gross unrealized appreciation of $2,842,489 and aggregate gross unrealized depreciation of $1,735,146.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Growth Portfolio (PXLG)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 28.4%
5,880	Amazon.com, Inc.(b)	$4,461,803
24,066	CBS Corp., Class B	1,256,727
3,312	Charter Communications, Inc., Class A(b)	777,889
20,163	Home Depot, Inc. (The)	2,787,333
19,012	Las Vegas Sands Corp.	962,958
44,769	Lowe’s Cos., Inc.	3,683,593
4,535	McDonald’s Corp.	533,543
41,176	Netflix, Inc.(b)	3,757,310
65,487	NIKE, Inc., Class B	3,634,528
3,365	Priceline Group, Inc. (The)(b)	4,545,476
69,942	Starbucks Corp.	4,060,133
19,126	Tesla Motors, Inc.(b)	4,490,594
41,524	TJX Cos., Inc. (The)	3,393,341
26,583	VF Corp.	1,659,577
11,122	Walt Disney Co. (The)	1,067,156
26,891	Yum! Brands, Inc.	2,404,593

		43,476,554

	Consumer Staples - 10.9%
1,672	Altria Group, Inc.	113,195
19,613	Constellation Brands, Inc., Class A	3,228,888
13,305	Costco Wholesale Corp.	2,224,862
28,109	Estee Lauder Cos., Inc. (The), Class A	2,611,326
3,288	General Mills, Inc.	236,374
77,775	Kroger Co. (The)	2,659,127
24,206	Monster Beverage Corp.(b)	3,888,210
34,256	Sysco Corp.	1,774,118

		16,736,100

	Financials - 6.5%
39,631	American Tower Corp. REIT	4,588,081
7,680	Aon PLC	822,298
17,152	Marsh & McLennan Cos., Inc.	1,127,744
10,988	Public Storage REIT	2,625,253
6,341	S&P Global, Inc.	774,870

		9,938,246

	Health Care - 19.5%
57,460	AbbVie, Inc.	3,805,576
12,824	Alexion Pharmaceuticals, Inc.(b)	1,649,166
10,326	Amgen, Inc.	1,776,382
15,389	Becton, Dickinson and Co.	2,708,464
8,715	Biogen, Inc.(b)	2,526,740
35,332	Boston Scientific Corp.(b)	857,861
5,921	Bristol-Myers Squibb Co.	442,950
40,062	Celgene Corp.(b)	4,494,556
3,447	Eli Lilly & Co.	285,722
14,713	Gilead Sciences, Inc.	1,169,242
5,062	McKesson Corp.	984,863
10,752	Regeneron Pharmaceuticals, Inc.(b)	4,570,890
14,084	Stryker Corp.	1,637,687
1,390	UnitedHealth Group, Inc.	199,048
28,431	Vertex Pharmaceuticals, Inc.(b)	2,757,807

		29,866,954

	Industrials - 6.4%
7,324	3M Co.	1,306,309
24,236	Boeing Co. (The)	3,239,384
1,953	FedEx Corp.	316,191
2,815	Honeywell International, Inc.	327,469
4,144	Illinois Tool Works, Inc.	478,217
6,116	Lockheed Martin Corp.	1,545,697

2,259	Northrop Grumman Corp.	$489,367
25,617	Southwest Airlines Co.	948,085
10,256	United Parcel Service, Inc., Class B	1,108,673

		9,759,392

	Information Technology - 24.7%
21,054	Accenture PLC, Class A	2,375,102
25,074	Activision Blizzard, Inc.	1,006,972
23,427	Adobe Systems, Inc.(b)	2,292,566
3,418	Alphabet, Inc., Class C(b)	2,627,724
26,019	Automatic Data Processing, Inc.	2,314,390
21,439	Broadcom Ltd. (Singapore)	3,472,689
21,941	Cognizant Technology Solutions Corp., Class A(b)	1,261,388
8,189	eBay, Inc.(b)	255,169
27,543	Facebook, Inc., Class A(b)	3,413,679
28,538	Intuit, Inc.	3,167,433
44,187	MasterCard, Inc., Class A	4,208,370
26,585	Microsoft Corp.	1,506,838
25,596	PayPal Holdings, Inc.(b)	953,195
51,251	salesforce.com, inc.(b)	4,192,332
13,012	Texas Instruments, Inc.	907,587
47,885	Visa, Inc., Class A	3,737,424

		37,692,858

	Materials - 3.5%
9,950	E.I. du Pont de Nemours & Co.	688,242
12,673	Ecolab, Inc.	1,500,230
21,320	PPG Industries, Inc.	2,232,417
3,032	Sherwin-Williams Co. (The)	908,781

		5,329,670

	Total Common Stocks and Other Equity Interests (Cost $143,074,443)	152,799,774

	Money Market Fund - 0.1%
98,751	Invesco Premier Portfolio – Institutional Class, 0.36%(c)
	(Cost $98,751)	98,751

	Total Investments (Cost $143,173,194)(d)-100.0%	152,898,525
	Other assets less liabilities-(0.0)%	(31,583)

	Net Assets-100.0%	$152,866,942

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $143,369,108. The net unrealized appreciation was $9,529,417, which consisted of aggregate gross unrealized appreciation of $12,197,255 and aggregate gross unrealized depreciation of $2,667,838.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell Top 200 Pure Value Portfolio (PXLV)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.3%
18,955	Carnival Corp.	$885,578
86,848	Ford Motor Co.	1,099,496
16,123	General Motors Co.	508,519
23,991	Thomson Reuters Corp.	1,010,261

		3,503,854

	Consumer Staples - 5.0%
29,432	Archer-Daniels-Midland Co.	1,326,794
17,671	Mondelez International, Inc., Class A	777,170
8,618	Procter & Gamble Co. (The)	737,615
6,147	Wal-Mart Stores, Inc.	448,547

		3,290,126

	Energy - 17.9%
25,893	Anadarko Petroleum Corp.	1,411,945
7,195	Chevron Corp.	737,344
40,209	ConocoPhillips	1,641,331
16,916	Exxon Mobil Corp.	1,504,678
2,454	Halliburton Co.	107,142
103,491	Kinder Morgan, Inc.	2,103,972
1,133	Occidental Petroleum Corp.	84,669
21,629	Phillips 66	1,645,102
785	Pioneer Natural Resources Co.	127,617
12,354	Schlumberger Ltd.	994,744
28,942	Valero Energy Corp.	1,513,088

		11,871,632

	Financials - 34.2%
13,661	Aflac, Inc.	987,417
993	Allstate Corp. (The)	67,852
1,358	American Express Co.	87,537
17,079	American International Group, Inc.	929,781
91,430	Bank of America Corp.	1,324,821
16,571	Bank of New York Mellon Corp. (The)	652,897
24,256	BB&T Corp.	894,319
3,082	Berkshire Hathaway, Inc., Class B(b)	444,640
448	BlackRock, Inc.	164,080
8,404	Capital One Financial Corp.	563,740
8,349	Chubb Ltd.	1,045,796
38,531	Citigroup, Inc.	1,688,043
8,504	CME Group, Inc., Class A	869,449
2,942	Equity Residential REIT	200,027
27,186	Franklin Resources, Inc.	983,861
9,062	Goldman Sachs Group, Inc. (The)	1,439,136
25,739	JPMorgan Chase & Co.	1,646,524
17,888	MetLife, Inc.	764,533
58,133	Morgan Stanley	1,670,161
19,548	PNC Financial Services Group, Inc. (The)	1,615,642
8,462	Prudential Financial, Inc.	637,104
14,448	State Street Corp.	950,389
6,311	Travelers Cos., Inc. (The)	733,464
26,975	U.S. Bancorp	1,137,536
24,965	Wells Fargo & Co.	1,197,571

		22,696,320

	Health Care - 2.5%
7,096	Abbott Laboratories	317,546
8,294	Medtronic PLC	726,803
10,930	Merck & Co., Inc.	641,154

		1,685,503

	Industrials - 8.2%
16,659	Caterpillar, Inc.	1,378,699

43,002	CSX Corp.	$1,218,247
27,747	Eaton Corp. PLC	1,759,437
5,524	Norfolk Southern Corp.	495,945
5,547	United Technologies Corp.	597,134

		5,449,462

	Information Technology - 8.8%
13,042	Cisco Systems, Inc.	398,172
31,821	Corning, Inc.	707,063
98,194	Hewlett Packard Enterprise Co.	2,064,038
46,716	HP, Inc.	654,491
52,619	Yahoo!, Inc.(b)	2,009,519

		5,833,283

	Materials - 1.6%
19,673	Dow Chemical Co. (The)	1,055,850

	Telecommunication Services - 1.4%
22,016	AT&T, Inc.	953,073

	Utilities - 15.1%
29,619	American Electric Power Co., Inc.	2,052,597
26,086	Duke Energy Corp.	2,232,701
41,218	Exelon Corp.	1,536,607
9,260	NextEra Energy, Inc.	1,187,965
17,847	PG&E Corp.	1,141,137
35,477	Southern Co. (The)	1,898,020

		10,049,027

	Total Common Stocks and Other Equity Interests (Cost $62,652,907)	66,388,130

	Money Market Fund - 0.1%
35,698	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $35,698)	35,698

	Total Investments (Cost $62,688,605)(d) - 100.1%	66,423,828
	Other assets less liabilities-(0.1)%	(38,472)

	Net Assets - 100.0%	$66,385,356

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $63,111,936. The net unrealized appreciation was $3,311,892, which consisted of aggregate gross unrealized appreciation of $4,407,629 and aggregate gross unrealized depreciation of $1,095,737.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Zacks Micro Cap Portfolio (PZI)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 9.0%
1,885	American Public Education, Inc.(b)	$53,986
2,213	Bassett Furniture Industries, Inc.	57,162
8,904	Career Education Corp.(b)	61,527
579	Cavco Industries, Inc.(b)	57,541
3,055	Century Communities, Inc.(b)	54,074
2,349	Delta Apparel, Inc.(b)	56,118
3,487	Eldorado Resorts, Inc.(b)	50,387
3,256	Eros International PLC, Class A(b)	56,687
1,603	Ethan Allen Interiors, Inc.	55,672
2,123	FTD Cos., Inc.(b)	53,733
4,626	Golden Entertainment, Inc.	62,960
2,938	Haverty Furniture Cos., Inc.	54,147
2,465	Hooker Furniture Corp.	57,015
4,242	K12, Inc.(b)	52,516
1,659	LGI Homes, Inc.(b)(c)	56,953
10,554	Luby’s, Inc.(b)	48,971
2,814	M/I Homes, Inc.(b)	63,456
3,693	McClatchy Co. (The), Class A(b)	71,423
6,020	Modine Manufacturing Co.(b)	57,792
2,411	Monarch Casino & Resort, Inc.(b)	56,249
2,444	Movado Group, Inc.	55,210
2,633	Perry Ellis International, Inc.(b)	56,399
4,255	Regis Corp.(b)	57,187
14,676	Ruby Tuesday, Inc.(b)	59,291
7,338	Salem Media Group, Inc., Class A	55,549
2,114	Shoe Carnival, Inc.	55,619
2,484	SodaStream International Ltd. (Israel)(b)	59,740
8,630	Spartan Motors, Inc.	73,269
2,020	Superior Industries International, Inc.	61,731
14,128	Trans World Entertainment Corp.(b)	50,154
6,493	TravelCenters of America LLC(b)	53,178
3,739	Vera Bradley, Inc.(b)	54,440
3,135	WCI Communities, Inc.(b)	52,762
6,315	West Marine, Inc.(b)	55,319
3,287	William Lyon Homes, Class A(b)	57,029

		1,995,246

	Consumer Staples - 1.3%
3,440	Alliance One International, Inc.(b)	59,512
1,386	MGP Ingredients, Inc.	59,598
2,650	Omega Protein Corp.(b)	59,678
1,489	Orchids Paper Products Co.	45,727
1,463	Seneca Foods Corp., Class A(b)	57,306

		281,821

	Energy - 8.7%
7,826	Ardmore Shipping Corp. (Ireland)	55,017
8,291	Bill Barrett Corp.(b)	49,497
3,055	Cone Midstream Partners LP	53,463
4,328	Contango Oil & Gas Co.(b)	39,947
6,501	Dawson Geophysical Co.(b)	48,433
10,533	DHT Holdings, Inc.	49,084
3,881	Dynagas LNG Partners LP (Monaco)	54,839
2,328	Enviva Partners LP	50,797
5,636	Era Group, Inc.(b)	49,484
2,791	GasLog Partners LP (Monaco)	61,402
8,278	Gener8 Maritime, Inc.(b)	44,039
3,236	Geospace Technologies Corp.(b)	53,394
2,687	Green Plains, Inc.	60,941
7,837	Helix Energy Solutions Group, Inc.(b)	62,226
6,352	Hornbeck Offshore Services, Inc.(b)	50,689

9,757	Independence Contract Drilling, Inc.(b)	$49,078
12,859	Jones Energy, Inc., Class A(b)	47,578
2,854	KNOT Offshore Partners LP (United Kingdom)	56,252
3,213	Matrix Service Co.(b)	53,239
6,204	Midcoast Energy Partners LP	51,307
4,607	Navigator Holdings Ltd. (United Kingdom)(b)	44,412
9,150	Newpark Resources, Inc.(b)	57,828
18,787	North American Energy Partners, Inc. (Canada)	47,343
21,363	Ocean Rig UDW, Inc. (Cayman Islands)(b)(c)	41,658
23,135	Parker Drilling Co.(b)	47,889
2,963	PHI, Inc.(b)	57,245
11,517	Pioneer Energy Services Corp.(b)	36,279
6,000	Renewable Energy Group, Inc.(b)	58,500
905	REX American Resources Corp.(b)	59,549
9,866	Seadrill Partners LLC	41,141
17,778	Teekay Tankers Ltd., Class A (Bermuda)	52,445
8,317	TETRA Technologies, Inc.(b)	49,985
1,289	TransMontaigne Partners LP	52,024
4,201	Transocean Partners LLC	45,875
11,296	Tsakos Energy Navigation Ltd. (Greece)	57,836
3,614	USA Compression Partners LP	54,210
2,610	VTTI Energy Partners LP (United Kingdom)	51,782
20,940	Willbros Group, Inc.(b)	42,927

		1,939,634

	Financials - 48.8%
4,408	1st Constitution Bancorp(b)	54,703
1,636	1st Source Corp.	54,986
2,110	ACNB Corp.	54,543
3,669	AG Mortgage Investment Trust, Inc. REIT	54,962
4,360	Alcentra Capital Corp.	53,323
5,765	Altisource Residential Corp. REIT	55,344
3,219	Ambac Financial Group, Inc.(b)	58,521
3,355	American Capital Mortgage Investment Corp. REIT	54,888
2,104	American National Bankshares, Inc.	55,251
11,272	Anworth Mortgage Asset Corp. REIT	55,458
7,368	Arbor Realty Trust, Inc. REIT	52,681
4,311	Ares Commercial Real Estate Corp. REIT	54,750
4,072	Arlington Asset Investment Corp., Class A	56,723
3,856	Armada Hoffler Properties, Inc. REIT	57,724
2,649	ARMOUR Residential REIT, Inc. REIT	56,371
2,160	ASB Bancorp, Inc., Class B(b)	54,324
9,866	Ashford Hospitality Trust, Inc. REIT	58,801
5,012	ASTA Funding, Inc.(b)	54,130
8,859	Atlantic Coast Financial Corp.(b)	53,154
2,324	Baldwin & Lyons, Inc., Class A	57,287
2,148	Baldwin & Lyons, Inc., Class B	56,901
8,027	Bank of Commerce Holdings	52,818
4,419	BankFinancial Corp.	53,912
1,968	Berkshire Hills Bancorp, Inc.	51,896
6,810	BlackRock Capital Investment Corp.	56,932
2,862	Blue Capital Reinsurance Holdings Ltd. (Bermuda)	51,087
3,589	Blue Hills Bancorp, Inc.	51,143
4,075	Bluerock Residential Growth REIT, Inc., Class A REIT	54,279
2,333	BNC Bancorp	56,599
1,865	Bridge Bancorp, Inc.	54,290
4,803	Brookline Bancorp, Inc.	54,706
7,410	BRT Realty Trust REIT(b)	53,352
1,814	Bryn Mawr Bank Corp.	53,205
1,184	C&F Financial Corp.	54,097
3,587	California First National Bancorp	52,155
1,291	Camden National Corp.	56,133
1,840	Capital Bank Financial Corp., Class A	54,998
3,806	Capital City Bank Group, Inc.	54,464

Schedule of Investments(a)

5,462	Capstead Mortgage Corp. REIT	$54,347
2,415	Cardinal Financial Corp.	62,210
7,130	Cedar Realty Trust, Inc. REIT	57,325
3,364	Centerstate Banks, Inc.	56,044
2,245	Central Pacific Financial Corp.	55,070
3,784	Central Valley Community Bancorp	56,571
3,045	Centrue Financial Corp.(b)	52,465
3,989	Charter Financial Corp.	52,017
1,805	Chemung Financial Corp.	57,110
3,403	Cherry Hill Mortgage Investment Corp. REIT	52,474
2,901	Chicopee Bancorp, Inc.	54,481
1,165	City Holding Co.	54,405
2,601	Codorus Valley Bancorp, Inc.	55,167
2,393	Community Financial Corp. (The)	53,507
2,506	Community Healthcare Trust, Inc. REIT	57,613
1,529	Community Trust Bancorp, Inc.	53,179
3,377	ConnectOne Bancorp, Inc.	57,105
1,836	CorEnergy Infrastructure Trust, Inc. REIT	54,015
2,569	County Bancorp, Inc.	53,487
17,898	Cowen Group, Inc., Class A(b)	55,842
2,108	Customers Bancorp, Inc.(b)	54,260
3,115	Dime Community Bancshares, Inc.	53,889
3,213	Donegal Group, Inc., Class A	51,954
7,634	Dynex Capital, Inc. REIT	53,591
2,685	Easterly Government Properties, Inc. REIT	55,016
7,017	Eastern Virginia Bankshares, Inc.	52,838
3,093	Ellington Financial LLC	53,261
1,911	EMC Insurance Group, Inc.	52,992
3,029	Entegra Financial Corp.(b)	53,220
1,900	Enterprise Financial Services Corp.	54,644
3,954	ESSA Bancorp, Inc.	55,989
7,152	EZCORP, Inc., Class A(b)	64,797
4,680	Farmland Partners, Inc. REIT	55,130
1,522	Federal Agricultural Mortgage Corp., Class C	58,490
2,783	Federated National Holding Co.	58,304
3,381	Fidelity Southern Corp.	58,187
3,469	Fidus Investment Corp.	54,949
10,924	Fifth Street Finance Corp.	61,174
2,032	Financial Institutions, Inc.	54,661
13,345	First BanCorp/Puerto Rico(b)	61,254
3,014	First BanCorp/Southern Pines NC	56,422
2,477	First Busey Corp.	55,807
5,759	First Commonwealth Financial Corp.	55,574
2,361	First Community Bancshares, Inc.	54,138
3,787	First Community Corp.	55,858
1,364	First Defiance Financial Corp.	56,865
1,447	First Financial Corp.	55,420
3,989	First Financial Northwest, Inc.	55,766
2,119	First MID-Illinois Bancshares, Inc.	53,378
1,848	First of Long Island Corp. (The)	56,087
5,759	First Potomac Realty Trust REIT	58,223
2,665	Flushing Financial Corp.	59,456
4,619	FNFV Group(b)	55,105
4,456	Forestar Group, Inc.(b)	54,720
1,727	Franklin Financial Network, Inc.(b)	58,511
2,090	FS Bancorp, Inc.	56,242
2,470	Getty Realty Corp. REIT	56,118
3,137	Gladstone Commercial Corp. REIT	57,093
7,399	Gladstone Investment Corp.	56,306
1,967	Global Indemnity PLC, Class A(b)	59,069
2,650	Goldman Sachs BDC, Inc.	53,212
2,932	Golub Capital BDC, Inc.	55,825
1,433	Great Southern Bancorp, Inc.	56,174
2,628	Greenlight Capital Re Ltd., Class A(b)	54,216
4,571	Hallmark Financial Services, Inc.(b)	48,498
2,255	Hanmi Financial Corp.	55,293
2,453	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	55,168
1,501	Heartland Financial USA, Inc.	55,117

4,266	Hercules Capital, Inc.	$56,567
3,014	Heritage Financial Corp.	52,624
2,660	HomeStreet, Inc.(b)	59,318
2,864	HomeTrust Bancshares, Inc.(b)	52,640
2,948	Independence Holding Co.	51,325
6,477	Independence Realty Trust, Inc. REIT	58,552
1,235	Independent Bank Group, Inc.	52,191
657	Infinity Property & Casualty Corp.	53,900
1,941	INTL FCStone, Inc.(b)	56,561
8,188	Investors Real Estate Trust REIT	54,205
569	Investors Title Co.	57,184
5,524	iStar, Inc. REIT(b)	57,229
3,096	Lake Sunapee Bank Group	57,090
1,127	Lakeland Financial Corp.	57,871
6,622	MBT Financial Corp.	59,532
7,179	Medallion Financial Corp.(c)	58,078
7,907	Medley Capital Corp.	57,642
2,220	Mercantile Bank Corp.	55,900
3,585	Meridian Bancorp, Inc.	52,699
1,040	Meta Financial Group, Inc.	56,878
1,948	Middleburg Financial Corp.	54,778
2,940	MMA Capital Management LLC(b)	53,420
9,866	Nam Tai Property, Inc. (China)	53,375
2,602	National Bank Holdings Corp., Class A	52,118
2,545	National Storage Affiliates Trust REIT	54,387
278	National Western Life Group, Inc., Class A	52,581
4,107	New Mountain Finance Corp.	54,870
8,685	New York Mortgage Trust, Inc. REIT	56,800
2,911	NexPoint Residential Trust, Inc. REIT	56,735
9,668	NMI Holdings, Inc., Class A(b)	60,715
4,709	Northeast Bancorp	51,940
3,572	Northfield Bancorp, Inc.	53,330
3,183	Ocean Shore Holding Co.	69,962
2,916	OceanFirst Financial Corp.	54,996
6,506	OFG Bancorp	69,029
4,123	OFS Capital Corp.	56,444
2,762	Old Point Financial Corp.	52,506
5,149	Orchid Island Capital, Inc. REIT(c)	57,463
3,313	Oritani Financial Corp.	53,737
2,935	Orrstown Financial Services, Inc.	56,763
3,184	Owens Realty Mortgage, Inc. REIT	53,236
2,207	Pacific Premier Bancorp, Inc.(b)	53,299
7,472	Park Sterling Corp.	57,684
4,273	Pennantpark Floating Rate Capital Ltd.	54,438
7,757	PennantPark Investment Corp.	57,169
2,702	Peoples Bancorp of North Carolina, Inc.	55,337
1,436	Piper Jaffray Cos.(b)	59,364
3,599	Preferred Apartment Communities, Inc., Class A REIT	53,517
3,144	Premier Financial Bancorp, Inc.	56,089
2,895	Provident Financial Holdings, Inc.	56,424
1,992	QCR Holdings, Inc.	59,043
3,683	Regional Management Corp.(b)	69,240
1,960	Republic Bancorp, Inc., Class A	58,428
12,292	Republic First Bancorp, Inc.(b)	53,962
4,120	Resource Capital Corp. REIT	56,073
11,201	Riverview Bancorp, Inc.	52,533
880	Safety Insurance Group, Inc.	56,056
1,823	Sandy Spring Bancorp, Inc.	54,398
3,139	Saratoga Investment Corp.	53,865
3,262	Seacoast Banking Corp. of Florida(b)	52,094
6,557	Select Bancorp, Inc.(b)	53,046
4,509	Shore Bancshares, Inc.	53,026
3,111	Silver Bay Realty Trust Corp. REIT	56,060
3,449	Smartfinancial, Inc.(b)	51,321
2,781	Solar Capital Ltd.	56,315
3,289	Solar Senior Capital Ltd.	55,124
3,196	Southwest Bancorp, Inc.	62,066
2,603	State Bank Financial Corp.	56,954
1,877	Stock Yards Bancorp, Inc.	55,447
2,829	Stratus Properties, Inc.(b)	49,762

Schedule of Investments(a)

3,093	Summit Financial Group, Inc.	$60,777
3,467	TCP Capital Corp.	55,125
4,760	THL Credit, Inc.	55,740
3,532	Timberland Bancorp, Inc.	52,874
2,734	Triangle Capital Corp.	54,379
1,920	TriCo Bancshares	49,958
3,311	Triumph Bancorp, Inc.(b)	57,843
8,265	TrustCo Bank Corp. NY	54,797
8,714	United Community Financial Corp.	57,861
4,082	United Financial Bancorp, Inc.	53,678
3,234	United Insurance Holdings Corp.	51,291
4,168	Unity Bancorp, Inc.	52,600
2,326	Walker & Dunlop, Inc.(b)	55,056
1,397	Washington Trust Bancorp, Inc.	53,030
2,452	Washingtonfirst Bankshares, Inc.	58,848
3,456	Waterstone Financial, Inc.	54,190
5,642	Western Asset Mortgage Capital Corp. REIT	55,517
6,880	Westfield Financial, Inc.	54,146
3,513	Whitestone REIT	56,805
6,027	Winthrop Realty Trust REIT	55,087

		10,878,493

	Health Care - 5.0%
1,243	Almost Family, Inc.(b)	49,459
3,687	AngioDynamics, Inc.(b)	61,167
987	Anika Therapeutics, Inc.(b)	49,271
8,158	Aquinox Pharmaceuticals, Inc. (Canada)(b)	68,119
4,575	CryoLife, Inc.	66,658
2,815	Evolent Health, Inc., Class A(b)	66,265
1,981	Exactech, Inc.(b)	53,546
4,674	Healthways, Inc.(b)	78,710
7,256	Inotek Pharmaceuticals Corp.(b)	68,787
1,224	LHC Group, Inc.(b)	55,398
2,286	Loxo Oncology, Inc.(b)	58,796
2,619	Luminex Corp.(b)	56,125
5,189	Minerva Neurosciences, Inc.(b)	57,598
6,589	NeoGenomics, Inc.(b)	57,456
6,352	Oramed Pharmaceuticals, Inc. (Israel)(b)(c)	51,896
8,964	OraSure Technologies, Inc.(b)	61,135
4,057	SciClone Pharmaceuticals, Inc.(b)	42,842
2,169	Triple-S Management Corp., Class B(b)	53,900
2,827	USMD Holdings, Inc.(b)(c)	58,208

		1,115,336

	Industrials - 10.2%
2,270	AAR Corp.	54,843
2,715	Aegion Corp.(b)	55,712
1,906	Aerovironment, Inc.(b)	54,035
4,088	Air Transport Services Group, Inc.(b)	59,194
803	Alamo Group, Inc.	53,905
6,277	American Superconductor Corp.(b)	57,623
5,089	CBIZ, Inc.(b)	55,012
6,062	CECO Environmental Corp.	56,074
2,101	CRA International, Inc.(b)	58,030
2,985	Ennis, Inc.	51,700
3,771	FreightCar America, Inc.	56,188
3,414	Gencor Industries, Inc.(b)	60,086
16,152	Goldfield Corp. (The)(b)	49,102
3,142	Griffon Corp.	53,854
5,266	Hardinge, Inc.	53,187
1,295	ICF International, Inc.(b)	53,587
6,406	InnerWorkings, Inc.(b)	54,515
1,890	Insteel Industries, Inc.	65,753
1,029	Kadant, Inc.	56,533
2,793	Kelly Services, Inc., Class A	57,173
2,870	Kelly Services, Inc., Class B	57,601
5,330	KEYW Holding Corp. (The)(b)	54,579
6,541	Layne Christensen Co.(b)	52,328
4,786	LSI Industries, Inc.	52,455
1,374	Lydall, Inc.(b)	61,390
2,676	Marten Transport Ltd.	57,935
2,219	Mistras Group, Inc.(b)	55,608

562	National Presto Industries, Inc.	$50,322
3,345	Navigant Consulting, Inc.(b)	65,930
1,347	Powell Industries, Inc.	49,624
1,312	Preformed Line Products Co.	64,117
3,585	Resources Connection, Inc.	53,417
2,458	Rush Enterprises, Inc., Class A(b)	56,485
11,015	Sterling Construction Co., Inc.(b)	64,107
3,946	Supreme Industries, Inc., Class A	66,293
4,751	Titan Machinery, Inc.(b)	53,259
10,575	Ultralife Corp.(b)	46,001
1,410	Veritiv Corp.(b)	59,530
1,709	Viad Corp.	59,507
2,431	Willis Lease Finance Corp.(b)	65,637

		2,262,231

	Information Technology - 8.4%
3,803	Alpha & Omega Semiconductor Ltd.(b)	54,345
12,644	AudioCodes Ltd. (Israel)(b)	51,967
3,820	Autobytel, Inc.(b)	56,765
4,924	Axcelis Technologies, Inc.(b)	52,687
16,769	AXT, Inc.(b)	62,884
7,083	Bankrate, Inc.(b)	56,452
4,722	Brooks Automation, Inc.	59,167
7,667	Calix, Inc.(b)	59,189
1,950	CEVA, Inc.(b)	58,617
2,925	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	50,778
3,537	Cyberoptics Corp.(b)	61,084
2,347	Daqo New Energy Corp. ADR (China)(b)	53,652
4,937	Digi International, Inc.(b)	54,850
9,072	Electro Scientific Industries, Inc.(b)	61,417
11,649	EMCORE Corp.	75,486
648	ePlus, Inc.(b)	54,503
15,312	EXFO, Inc. (Canada)(b)	52,367
27,030	Gigpeak, Inc.(b)	51,087
10,143	MeetMe, Inc.(b)	65,219
2,548	Nanometrics, Inc.(b)	51,062
5,671	NeoPhotonics Corp.(b)	71,171
11,084	Oclaro, Inc.(b)	63,511
2,609	Perficient, Inc.(b)	57,972
5,946	Photronics, Inc.(b)	57,438
11,826	Radisys Corp.(b)	57,001
4,979	Rightside Group Ltd.(b)	59,748
3,411	Rudolph Technologies, Inc.(b)	60,102
6,097	Sonus Networks, Inc.(b)	52,556
17,201	Synacor, Inc.(b)	52,463
7,167	TTM Technologies, Inc.(b)	71,312
2,306	Ultratech, Inc.(b)	56,359
12,407	USA Technologies, Inc.(b)	58,561

		1,861,772

	Materials - 6.1%
674	AEP Industries, Inc.	54,230
3,506	American Vanguard Corp.	52,169
13,905	Asanko Gold, Inc. (Canada)(b)	60,626
21,802	Avino Silver & Gold Mines Ltd. (Canada)(b)(c)	59,738
8,370	Century Aluminum Co.(b)	63,528
897	Chase Corp.	54,349
1,891	Ciner Resources LP	57,770
7,741	Fortuna Silver Mines, Inc. (Canada)(b)	67,502
4,869	FutureFuel Corp.	55,799
15,012	Gold Resource Corp.	84,368
1,220	Hawkins, Inc.	52,143
1,897	Kraton Performance Polymers, Inc.(b)	56,739
2,140	Materion Corp.	56,517
18,020	Nevsun Resources Ltd. (Canada)	59,826
1,940	Olympic Steel, Inc.	55,600
15,628	Platinum Group Metals Ltd. (Canada)(b)	51,572
10,015	Resolute Forest Products, Inc.(b)	55,283
5,873	Richmont Mines, Inc. (Canada)(b)	65,308
12,113	Sandstorm Gold Ltd. (Canada)(b)	68,802
3,010	Schnitzer Steel Industries, Inc., Class A	58,665

Schedule of Investments(a)

3,609	Seabridge Gold, Inc. (Canada)(b)	$47,783
5,001	SunCoke Energy Partners LP	71,714
2,652	Westlake Chemical Partners LP	57,973

		1,368,004

	Pharmaceuticals - 0.0%
27,615	Chelsea Therapeutics International Ltd.(b)	2,209

	Telecommunication Services - 1.0%
3,884	Internet Gold-Golden Lines Ltd. (Israel)(b)	54,182
5,966	Iridium Communications, Inc.(b)	53,574
5,325	ORBCOMM, Inc.(b)	56,392
2,764	Spok Holdings, Inc.	51,079

		215,227

	Utilities - 1.6%
801	Chesapeake Utilities Corp.	51,320
943	Connecticut Water Service, Inc.	48,140
4,057	Consolidated Water Co. Ltd. (Cayman Islands)	54,486
1,221	Middlesex Water Co.	50,439
1,375	SJW Corp.	58,245
1,242	Unitil Corp.	54,325
1,654	York Water Co. (The)	52,002

		368,957

	Total Common Stocks and Other Equity Interests (Cost $20,250,505)	22,288,930

	Money Market Fund - 0.3%
71,220	Invesco Premier Portfolio - Institutional Class, 0.36%(d)
	(Cost $71,220)	71,220

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,321,725) - 100.4%	22,360,150

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.0%
220,825	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $220,825)	220,825

	Total Investments (Cost $20,542,550)(f) - 101.4%	22,580,975
	Other assets less liabilities - (1.4)%	(307,800)

	Net Assets - 100.0%	$22,273,175

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,600,820. The net unrealized appreciation was $1,980,155, which consisted of aggregate gross unrealized appreciation of $2,557,390 and aggregate gross unrealized depreciation of $577,235. The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Aerospace & Defense Portfolio (PPA)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 77.9%
41,887	AAR Corp.	$1,011,990
77,511	Aerojet Rocketdyne Holdings, Inc.(b)	1,461,858
28,157	Aerovironment, Inc.(b)	798,251
8,606	American Science & Engineering, Inc.	317,648
167,181	Boeing Co. (The)	22,345,412
125,142	BWX Technologies, Inc.	4,606,477
32,520	Cubic Corp.	1,328,117
53,661	Curtiss-Wright Corp.	4,775,292
75,897	DigitalGlobe, Inc.(b)	2,046,183
44,300	Engility Holdings, Inc.(b)	1,286,472
35,387	Esterline Technologies Corp.(b)	2,152,591
144,727	General Dynamics Corp.	21,258,949
80,839	HEICO Corp.	5,619,119
111,996	Hexcel Corp.	4,834,867
187,217	Honeywell International, Inc.	21,778,954
56,686	Huntington Ingalls Industries, Inc.	9,782,870
48,076	KEYW Holding Corp. (The)(b)	492,298
71,932	Kratos Defense & Security Solutions, Inc.(b)	317,220
89,003	L-3 Communications Holdings, Inc.	13,495,525
88,244	Lockheed Martin Corp.	22,301,906
48,254	Mercury Systems, Inc.(b)	1,250,744
43,647	Moog, Inc., Class A(b)	2,403,640
85,445	Northrop Grumman Corp.	18,509,950
70,589	Orbital ATK, Inc.	6,149,714
140,621	Raytheon Co.	19,620,848
149,442	Rockwell Collins, Inc.	12,645,782
11,867	Sparton Corp.(b)	246,952
63,394	TASER International, Inc.(b)	1,835,890
41,583	Teledyne Technologies, Inc.(b)	4,366,215
324,067	Textron, Inc.	12,638,613
48,841	TransDigm Group, Inc.(b)	13,652,036
59,696	Triumph Group, Inc.	1,840,428
213,892	United Technologies Corp.	23,025,474
12,864	Vectrus, Inc.(b)	400,714

		260,598,999

	Communications Equipment - 5.3%
28,104	Comtech Telecommunications Corp.	367,319
150,353	Harris Corp.	13,023,577
59,001	ViaSat, Inc.(b)	4,356,044

		17,746,940

	Containers & Packaging - 3.6%
170,932	Ball Corp.	12,079,764

	Electronic Equipment, Instruments & Components - 2.0%
165,911	FLIR Systems, Inc.	5,405,381
22,779	OSI Systems, Inc.(b)	1,354,667

		6,760,048

	IT Services - 6.9%
178,610	Booz Allen Hamilton Holding Corp.	$5,515,477
29,314	CACI International, Inc., Class A(b)	2,794,503
197,003	CSRA, Inc.	5,303,321
87,602	Leidos Holdings, Inc.	4,380,976
45,463	ManTech International Corp., Class A	1,796,243
54,034	Science Applications International Corp.	3,283,106

		23,073,626

	Machinery - 2.8%
88,440	Oshkosh Corp.	4,872,160
73,660	Woodward, Inc.	4,312,056

		9,184,216

	Software - 1.1%
200,535	FireEye, Inc.(b)	3,493,320

	Trading Companies & Distributors - 0.4%
32,626	Kaman Corp.	1,408,138

	Total Common Stocks (Cost $298,063,322)	334,345,051

	Money Market Fund - 0.0%
59,451	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $59,451)	59,451

	Total Investments (Cost $298,122,773)(d) - 100.0%	334,404,502
	Other assets less liabilities - (0.0)%	(62,307)

	Net Assets - 100.0%	$334,342,195

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $299,960,386. The net unrealized appreciation was $34,444,116, which consisted of aggregate gross unrealized appreciation of $44,381,772 and aggregate gross unrealized depreciation of $9,937,656.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Cleantech™ Portfolio (PZD)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Aerospace & Defense - 2.6%
45,105	Hexcel Corp.	$1,947,183

	Auto Components - 6.1%
67,913	BorgWarner, Inc.	2,253,353
48,475	Johnson Controls, Inc.	2,225,972

		4,479,325

	Building Products - 2.6%
84,715	Kingspan Group PLC (Ireland)	1,947,229

	Chemicals - 6.7%
734	Gurit Holding AG (Switzerland)	501,257
45,278	Novozymes A/S, Class B (Denmark)	2,222,563
38,172	Umicore SA (Belgium)	2,208,567

		4,932,387

	Commercial Services & Supplies - 2.0%
53,928	CECO Environmental Corp.	498,834
87,825	Tomra Systems ASA (Norway)	961,884

		1,460,718

	Communications Equipment - 1.5%
41,417	CalAmp Corp.(b)	588,121
151,154	Telit Communications PLC (United Kingdom)	533,828

		1,121,949

	Construction & Engineering - 0.9%
34,333	Aegion Corp.(b)	704,513

	Electrical Equipment - 18.8%
102,344	ABB Ltd. (Switzerland)	2,181,475
24,140	EnerSys	1,505,129
108,009	Gamesa Corp. Tecnologica SA (Spain)	2,288,198
36,772	Lumenpulse, Inc. (Canada)(b)	483,319
35,758	Schneider Electric SE (France)	2,340,004
60,196	Sensata Technologies Holding NV(b)	2,282,632
51,770	SGL Carbon SE (Germany)(b)(c)	630,732
31,748	Vestas Wind Systems A/S (Denmark)	2,216,625

		13,928,114

	Electronic Equipment, Instruments & Components - 7.5%
10,440	Badger Meter, Inc.	728,086
21,365	Horiba Ltd. (Japan)	1,011,077
22,055	Itron, Inc.(b)	941,528
478,414	Opus Group AB (Sweden)(c)	353,201
102,796	Pure Technologies Ltd. (Canada)(c)	427,249
79,606	Trimble Navigation Ltd.(b)	2,104,783

		5,565,924

	Independent Power & Renewable Electricity Producers - 3.1%
8,844,330	Energy Development Corp. (Philippines)	1,102,021
25,327	Ormat Technologies, Inc.	1,155,925

		2,257,946

	Industrial Conglomerates - 6.8%
33,121	Raven Industries, Inc.	687,592
12,375	Roper Technologies, Inc.	2,108,205
20,589	Siemens AG (Germany)	2,236,058

		5,031,855

	Life Sciences Tools & Services - 2.9%
5,785	Eurofins Scientific SE (Luxembourg)	$2,170,053

	Machinery - 11.8%
24,255	CLARCOR, Inc.	1,510,116
53,941	Donaldson Co., Inc.	1,948,889
11,679	Kadant, Inc.	641,644
10,274	Lindsay Corp.(c)	720,824
28,526	Woodward, Inc.	1,669,912
46,926	Xylem, Inc.	2,243,532

		8,734,917

	Professional Services - 7.6%
47,471	Intertek Group PLC (United Kingdom)	2,284,738
24,453	Mistras Group, Inc.(b)	612,792
58,458	Ricardo PLC (United Kingdom)	595,305
948	SGS SA (Switzerland)	2,104,051

		5,596,886

	Real Estate Investment Trusts - 1.1%
35,347	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	794,954

	Semiconductors & Semiconductor Equipment - 9.8%
25,155	Advanced Energy Industries, Inc.(b)	1,024,312
59,714	Cree, Inc.(b)	1,707,820
940,000	Lextar Electronics Corp. (Taiwan)	479,967
125,017	Meyer Burger Technology AG (Switzerland)(b)(c)	523,896
18,393	Power Integrations, Inc.	1,049,688
14,825	SMA Solar Technology AG (Germany)(c)	744,852
32,982	SolarEdge Technologies, Inc.(b)(c)	590,378
74,603	SunPower Corp.(b)(c)	1,087,712

		7,208,625

	Software - 8.0%
23,626	ANSYS, Inc.(b)	2,111,219
38,329	Autodesk, Inc.(b)	2,278,659
21,713	Fleetmatics Group PLC(b)	932,790
47,464	Silver Spring Networks, Inc.(b)	596,623

		5,919,291

	Total Common Stocks and Other Equity Interests (Cost $57,292,268)	73,801,869

	Money Market Fund - 0.1%
37,173	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $37,173)	37,173

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $57,329,441) - 99.9%	73,839,042

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.0%
3,679,773	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $3,679,773)	3,679,773

	Total Investments (Cost $61,009,214)(f) - 104.9%	77,518,815
	Other assets less liabilities - (4.9)%	(3,625,151)

	Net Assets - 100.0%	$73,893,664

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $61,765,255. The net unrealized appreciation was $15,753,560, which consisted of aggregate gross unrealized appreciation of $20,252,275 and aggregate gross unrealized depreciation of $4,498,715.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Momentum Portfolio (PDP)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 20.0%
23,155	Amazon.com, Inc.(b)	$17,570,245
13,493	AutoZone, Inc.(b)	10,982,897
80,595	Carter’s, Inc.	8,160,244
186,951	CBS Corp., Class B	9,762,581
31,668	Charter Communications, Inc., Class A(b)	7,437,863
61,563	Cracker Barrel Old Country Store, Inc.	9,690,632
203,142	Dollar Tree, Inc.(b)	19,560,543
259,564	Domino’s Pizza, Inc.	38,233,777
55,471	Home Depot, Inc. (The)	7,668,311
286,418	Interpublic Group of Cos., Inc. (The)	6,604,799
144,303	Newell Brands, Inc.	7,570,135
140,146	O’Reilly Automotive, Inc.(b)	40,730,632
37,837	Panera Bread Co., Class A(b)	8,298,411
28,238	Priceline Group, Inc. (The)(b)	38,144,173
120,694	Six Flags Entertainment Corp.	6,805,935
281,233	Skechers U.S.A., Inc., Class A(b)	6,755,217
162,759	Texas Roadhouse, Inc.	7,685,480
102,576	TJX Cos., Inc. (The)	8,382,511
189,901	Tractor Supply Co.	17,404,427

		277,448,813

	Consumer Staples - 9.4%
323,459	Altria Group, Inc.	21,898,174
109,444	Brown-Forman Corp., Class B	10,746,306
299,396	Church & Dwight Co., Inc.	29,412,663
70,197	Constellation Brands, Inc., Class A	11,556,532
44,062	Costco Wholesale Corp.	7,368,048
74,185	Estee Lauder Cos., Inc. (The), Class A	6,891,787
139,344	Hain Celestial Group, Inc. (The)(b)	7,355,970
89,576	JM Smucker Co. (The)	13,809,036
127,222	Monster Beverage Corp.(b)	20,435,670

		129,474,186

	Energy - 0.5%
78,873	Diamondback Energy, Inc.(b)	6,924,260

	Financials - 22.3%
100,463	American Financial Group, Inc.	7,343,845
366,327	American Tower Corp. REIT	42,409,677
381,376	Arch Capital Group Ltd. (Bermuda)(b)	27,699,339
74,990	Chubb Ltd.	9,393,247
438,802	CNO Financial Group, Inc.	7,621,991
74,733	Crown Castle International Corp. REIT	7,251,343
454,454	CubeSmart REIT	13,501,828
19,756	Equinix, Inc. REIT	7,366,420
109,898	Equity LifeStyle Properties, Inc. REIT	9,038,012
136,921	Extra Space Storage, Inc. REIT	11,777,944
1,228,451	General Growth Properties, Inc. REIT	39,249,009
9,769	Markel Corp.(b)	9,268,339
224,345	MarketAxess Holdings, Inc.	36,267,613
133,613	Realty Income Corp. REIT	9,549,321
127,379	RenaissanceRe Holdings Ltd. (Bermuda)	14,969,580
189,862	RLI Corp.	12,942,893
456,218	W.R. Berkley Corp.	26,547,325
221,950	Western Alliance Bancorp(b)	7,552,959
11,507	White Mountains Insurance Group Ltd.	9,450,929

		309,201,614

	Health Care - 9.3%
112,718	ABIOMED, Inc.(b)	13,297,342
51,175	Becton, Dickinson and Co.	9,006,800

140,077	Danaher Corp.	$11,407,871
165,856	DexCom, Inc.(b)	15,296,899
193,701	Henry Schein, Inc.(b)	35,056,007
29,704	Mettler-Toledo International, Inc.(b)	12,214,582
51,721	Waters Corp.(b)	8,220,019
295,083	West Pharmaceutical Services, Inc.	23,689,263

		128,188,783

	Industrials - 14.9%
106,380	A.O. Smith Corp.	9,881,638
31,158	Acuity Brands, Inc.	8,176,794
198,784	Copart, Inc.(b)	10,026,665
107,395	Deluxe Corp.	7,258,828
60,269	Equifax, Inc.	7,983,232
45,832	Huntington Ingalls Industries, Inc.	7,909,686
108,402	IDEX Corp.	9,733,416
86,755	Lockheed Martin Corp.	21,925,591
99,911	Middleby Corp. (The)(b)	12,027,286
66,316	Northrop Grumman Corp.	14,366,035
132,607	Old Dominion Freight Line, Inc.(b)	9,237,404
881,719	Rollins, Inc.	24,846,841
140,292	Roper Technologies, Inc.	23,900,145
54,675	Snap-on, Inc.	8,593,270
64,164	Stanley Black & Decker, Inc.	7,808,759
78,878	Toro Co. (The)	7,252,832
57,532	TransDigm Group, Inc.(b)	16,081,345

		207,009,767

	Information Technology - 13.0%
310,511	Amphenol Corp., Class A	18,481,615
304,194	Cadence Design Systems, Inc.(b)	7,315,866
137,163	Computer Sciences Corp.	6,560,506
103,368	Electronic Arts, Inc.(b)	7,889,046
66,599	Facebook, Inc., Class A(b)	8,254,280
64,771	Fair Isaac Corp.	8,202,599
162,454	Fiserv, Inc.(b)	17,928,423
47,998	FleetCor Technologies, Inc.(b)	7,280,337
127,480	Gartner, Inc.(b)	12,779,870
87,822	Jack Henry & Associates, Inc.	7,838,113
300,895	Manhattan Associates, Inc.(b)	17,466,955
294,916	MasterCard, Inc., Class A	28,087,800
57,216	Tyler Technologies, Inc.(b)	9,327,352
74,198	Ultimate Software Group, Inc. (The)(b)	15,514,802
92,250	Visa, Inc., Class A	7,200,113

		180,127,677

	Materials - 7.1%
50,067	Air Products & Chemicals, Inc.	7,481,011
113,822	AptarGroup, Inc.	8,898,604
397,940	Ball Corp.	28,122,420
92,098	Ecolab, Inc.	10,902,561
77,755	International Flavors & Fragrances, Inc.	10,360,854
149,628	RPM International, Inc.	8,118,815
79,276	Sherwin-Williams Co. (The)	23,761,395

		97,645,660

	Utilities - 3.5%
234,167	Aqua America, Inc.	8,111,545
94,198	Atmos Energy Corp.	7,516,058
194,848	CMS Energy Corp.	8,803,233
62,122	NextEra Energy, Inc.	7,969,631
362,152	UGI Corp.	16,391,000

		48,791,467

	Total Common Stocks and Other Equity Interests (Cost $1,202,979,620)	1,384,812,227

	Money Market Fund - 0.1%
1,179,321	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $1,179,321)	1,179,321

	Total Investments (Cost $1,204,158,941)(d) - 100.1%	1,385,991,548
	Other assets less liabilities - (0.1)%	(1,060,595)

	Net Assets - 100.0%	$1,384,930,953

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,207,546,437. The net unrealized appreciation was $178,445,111, which consisted of aggregate gross unrealized appreciation of $188,951,418 and aggregate gross unrealized depreciation of $10,506,307.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Global Listed Private Equity Portfolio (PSP)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 88.4%
	Capital Markets - 53.9%
1,866,118	3i Group PLC (United Kingdom)	$15,287,073
118,566	Alaris Royalty Corp. (Canada)(b)	2,113,922
542,153	Allied Minds PLC (United Kingdom)(c)	2,665,481
157,738	Altamir (France)	1,799,184
401,799	American Capital Ltd.(c)	6,617,629
417,494	Apollo Global Management LLC, Class A	7,160,022
525,846	Apollo Investment Corp.(b)	3,028,873
551,567	Ares Capital Corp.(b)	8,350,724
96,332	AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	5,869,843
204,906	BlackRock Capital Investment Corp.	1,713,014
1,089,556	Brait SE (South Africa)(c)	9,805,454
238,533	Bure Equity AB (Sweden)	2,452,864
310,371	Carlyle Group LP (The)	5,363,211
62,581	Deutsche Beteiligungs AG (Germany)	1,981,869
348,990	Fifth Street Finance Corp.	1,954,344
560,414	FS Investment Corp.(b)	5,323,933
85,844	Gimv NV (Belgium)	4,663,442
85,673	Goldman Sachs BDC, Inc.	1,720,314
122,941	Golub Capital BDC, Inc.(b)	2,340,797
593,298	GP Investments Ltd., Class A BDR (Brazil)(c)	1,165,525
234,766	Hercules Capital, Inc.	3,112,997
722,432	Intermediate Capital Group PLC (United Kingdom)	5,496,062
1,809,821	IP Group PLC (United Kingdom)(c)	3,786,970
185,052	JAFCO Co. Ltd. (Japan)	4,918,590
131,502	Main Street Capital Corp.(b)	4,398,742
150,913	Medley Capital Corp.(b)	1,100,156
150,860	New Mountain Finance Corp.(b)	2,015,490
33,484	Partners Group Holding AG (Switzerland)	15,365,672
192,864	PennantPark Investment Corp.	1,421,408
269,776	Princess Private Equity Holding Ltd. (Guernsey)	2,325,931
731,732	Prospect Capital Corp.(b)	6,128,255
830,632	Ratos AB, Class B (Sweden)	4,209,909
92,160	Safeguard Scientifics, Inc.(c)	1,190,707
99,015	Solar Capital Ltd.	2,005,054
123,835	TCP Capital Corp.	1,968,976
128,075	TPG Specialty Lending, Inc.	2,247,716
91,891	Triangle Capital Corp.(b)	1,827,712
4,771,445	Zeder Investments Ltd. (South Africa)	2,416,183

		157,314,048

	Diversified Financial Services - 22.6%
56,045	Ackermans & van Haaren NV (Belgium)	6,784,282
1,164,467	Better Capital PCC Ltd. (United Kingdom)	1,372,131
1,053,731	China Merchants China Direct Investments Ltd. (China)	1,461,111
172,732	Compass Diversified Holdings(b)	2,939,899
111,328	Electra Private Equity PLC (United Kingdom)	5,668,522
178,738	Eurazeo SA (France)	11,426,789
181,304	FNFV Group(c)	2,162,957
160,673	HgCapital Trust PLC (United Kingdom)	2,653,770
502,071	Leucadia National Corp.	9,167,816
227,897	Onex Corp. (Canada)	14,164,374

77,800	Wendel SA (France)	$8,305,879

		66,107,530

	Food Products - 1.0%
50,478	Schouw & Co. (Denmark)	2,929,363

	Health Care Providers & Services - 1.6%
151,564	Lifco AB, Class B (Sweden)	4,609,049

	Industrial Conglomerates - 3.9%
8,671,498	Fosun International Ltd. (China)	11,331,128

	Internet Software & Services - 3.9%
126,781	IAC/InterActiveCorp.	7,348,227
197,347	Rocket Internet SE (Germany)(b)(c)(d)	4,094,780

		11,443,007

	Machinery - 1.5%
469,214	Melrose Industries PLC (United Kingdom)	4,264,268

	Total Common Stocks and Other Equity Interests (Cost $269,321,952)	257,998,393

	Money Market Fund - 10.3%
30,066,853	Invesco Premier Portfolio - Institutional Class, 0.36%(e)
	(Cost $30,066,853)	30,066,853

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $299,388,805)-98.7%	288,065,246

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 10.2%
29,903,969	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(e)(f) (Cost $29,903,969)	29,903,969

	Total Investments (Cost $329,292,774)(g) - 108.9%	317,969,215
	Other assets less liabilities-(8.9)%	(26,001,435)

	Net Assets - 100.0%	$291,967,780

Investment Abbreviations:

BDR - Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2016 represented 1.40% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

Schedule of Investments(a)

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $353,452,699. The net unrealized depreciation was $35,483,484, which consisted of aggregate gross unrealized appreciation of $27,613,301 and aggregate gross unrealized depreciation of $63,096,785.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.1%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Golden Dragon China Portfolio (PGJ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Consumer Discretionary - 37.7%
56,353	500.com Ltd., Class A ADR (China)(b)(c)	$1,029,569
44,079	China Distance Education Holdings Ltd. ADR (China)(b)	457,540
60,319	China Lodging Group Ltd. ADR (China)	2,318,059
259,751	Ctrip.com International Ltd. ADR (China)(b)(c)	11,343,326
107,288	E-Commerce China Dangdang, Inc., Class A ADR (China)(b)(c)	669,477
482,985	JD.Com, Inc., Class A ADR (China)(c)	10,456,625
163,718	Jumei International Holding Ltd., Class A ADR (China)(b)(c)	674,518
92,790	Kandi Technologies Group, Inc. (China)(b)(c)	651,386
246,263	New Oriental Education & Technology Group, Inc. ADR (China)	10,850,348
127,405	Qunar Cayman Islands Ltd., Class B ADR (China)(b)(c)	3,831,069
87,469	TAL Education Group, Class A ADR (China)(b)(c)	5,266,509
55,961	Tarena International, Inc., Class A ADR (China)	634,598
61,117	Tuniu Corp., Class A ADR (China)(b)(c)	550,664
509,265	Vipshop Holdings Ltd., Class A ADR (China)(b)(c)	7,246,841

		55,980,529

	Energy - 3.4%
20,911	China Petroleum & Chemical Corp., H-Shares ADR (China)	1,501,619
20,210	CNOOC Ltd. ADR (China)	2,433,082
16,347	PetroChina Co. Ltd., H-Shares ADR (China)	1,114,048
26,179	Sino Clean Energy, Inc. (China)(c)	0

		5,048,749

	Financials - 2.9%
55,981	China Life Insurance Co. Ltd., H-Shares ADR (China)(b)	630,906
70,390	CNinsure, Inc. ADR (China)(c)	596,907
163,149	E-House China Holdings Ltd. ADR (China)(b)(c)	1,094,730
71,407	Nam Tai Property, Inc. (China)	386,312
47,138	Noah Holdings Ltd. ADR (China)(b)(c)	1,209,089
86,135	Xinyuan Real Estate Co. Ltd. ADR (China)	430,675

		4,348,619

	Health Care - 5.6%
50,382	China Biologic Products, Inc. (China)(b)(c)	6,014,603
87,769	iKang Healthcare Group, Inc., Class A ADR (China)(c)	1,620,216
110,724	Sinovac Biotech Ltd. (China)(c)	653,272

		8,288,091

	Industrials - 1.9%
53,783	51job, Inc. ADR (China)(c)	1,711,375
55,614	eHi Car Services Ltd., Class A ADR (China)(b)(c)	598,963
38,143	Zhaopin Ltd., Class A ADR (China)(b)(c)	556,888

		2,867,226

	Information Technology - 43.0%
106,746	21Vianet Group, Inc., Class A ADR (China)(b)(c)	$1,022,627
104,948	58.com, Inc., Class A ADR (China)(b)(c)	5,458,345
88,221	Autohome, Inc., Class A ADR (China)(c)	1,914,396
66,574	Baidu, Inc., Class A ADR (China)(c)	10,625,210
41,520	Baozun, Inc. ADR (China)(c)	293,546
53,055	Bitauto Holdings Ltd. ADR (China)(b)(c)	1,459,012
111,756	Canadian Solar, Inc. (Canada)(b)(c)	1,586,935
35,965	Changyou.com Ltd., Class A ADR (China)(c)	710,309
66,224	Cheetah Mobile, Inc., Class A ADR (China)(b)(c)	657,604
35,663	China Customer Relations Centers, Inc. (China)(b)(c)	449,354
41,287	China Finance Online Co. Ltd. ADR (China)(c)	177,534
33,944	ChinaCache International Holdings Ltd. ADR (China)(c)	202,985
13,949	Daqo New Energy Corp. ADR (China)(c)	318,874
114,850	Hollysys Automation Technologies Ltd. (China)(c)	2,249,912
78,385	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	547,911
43,564	JinkoSolar Holding Co. Ltd. ADR (China)(b)(c)	796,350
68,497	KongZhong Corp. ADR (China)(c)	415,092
96,047	Momo, Inc., Class A ADR (China)(b)(c)	1,270,702
66,838	NetEase, Inc. ADR (China)	13,652,998
163,280	NQ Mobile, Inc., Class A ADR (China)(b)(c)	524,129
60,053	Phoenix New Media Ltd., Class A ADR (China)(c)	233,606
158,809	ReneSola Ltd. ADR (China)(c)	190,571
140,753	Renren, Inc., Class A ADR (China)(c)	229,427
110,039	SINA Corp. (China)(c)	5,928,901
75,248	Sohu.com, Inc. (China)(c)	2,910,593
569,642	SouFun Holdings Ltd., Class A ADR (China)(b)(c)	2,916,567
166,784	Trina Solar Ltd. ADR (China)(b)(c)	1,375,968
91,938	Weibo Corp., Class A ADR (China)(b)(c)	2,991,663
73,609	YY, Inc., Class A ADR (China)(b)(c)	2,884,737

		63,995,858

	Telecommunication Services - 5.2%
105,281	China Mobile Ltd. ADR (China)	6,536,897
10,077	China Telecom Corp. Ltd., H-Shares ADR (China)	500,525
67,434	China Unicom (Hong Kong) Ltd. ADR (China)	712,777

		7,750,199

	Utilities - 0.3%
15,719	Huaneng Power International, Inc., H-Shares ADR (China)	386,530

	Total Common Stocks and Other Equity Interests (Cost $152,088,169)	148,665,801

	Money Market Fund -0.1%
120,188	Invesco Premier Portfolio – Institutional Class, 0.36%(d)
	(Cost $120,188)	120,188

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $152,208,357)-100.1%	148,785,989

Schedule of Investments(a)

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund-22.4%
33,302,297	Invesco Liquid Assets Portfolio -Institutional Class, 0.40%(d)(e) (Cost $33,302,297)	$33,302,297

	Total Investments (Cost $185,510,654)(f)-122.5%	182,088,286
	Other assets less liabilities-(22.5)%	(33,442,063)

	Net Assets - 100.0%	$148,646,223

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $189,053,949. The net unrealized depreciation was $6,965,663, which consisted of aggregate gross unrealized appreciation of $25,534,957 and aggregate gross unrealized depreciation of $32,500,620.

This Fund has holdings greater than 10% of net assets in the following country:

China	98.9%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 BuyWrite Portfolio (PBP)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(b) - 100.9%
	Consumer Discretionary - 12.5%
1,079	Advance Auto Parts, Inc.	$183,279
5,675	Amazon.com, Inc.(c)	4,306,247
1,044	AutoNation, Inc.(c)	55,697
438	AutoZone, Inc.(c)	356,519
2,264	Bed Bath & Beyond, Inc.	101,767
4,136	Best Buy Co., Inc.	138,970
3,193	BorgWarner, Inc.	105,944
2,843	CarMax, Inc.(c)	165,633
6,431	Carnival Corp.	300,456
6,092	CBS Corp., Class B	318,124
428	Chipotle Mexican Grill, Inc.(c)	181,468
4,079	Coach, Inc.	175,846
35,466	Comcast Corp., Class A	2,385,088
4,842	D.R. Horton, Inc.	159,205
1,673	Darden Restaurants, Inc.	102,990
4,004	Delphi Automotive PLC (United Kingdom)	271,551
2,207	Discovery Communications, Inc., Class A(c)	55,374
3,502	Discovery Communications, Inc., Class C(c)	85,939
4,163	Dollar General Corp.	394,403
3,456	Dollar Tree, Inc.(c)	332,778
1,720	Expedia, Inc., Class A	200,638
1,996	Foot Locker, Inc.	119,002
57,237	Ford Motor Co.	724,620
3,327	Gap, Inc. (The)	85,803
1,721	Garmin Ltd.	93,502
20,554	General Motors Co.	648,273
2,195	Genuine Parts Co.	224,417
3,901	Goodyear Tire & Rubber Co. (The)	111,842
3,292	H&R Block, Inc.	78,317
5,537	Hanesbrands, Inc.	147,616
2,656	Harley-Davidson, Inc.	140,556
1,035	Harman International Industries, Inc.	85,532
1,647	Hasbro, Inc.	133,786
18,248	Home Depot, Inc. (The)	2,522,604
5,903	Interpublic Group of Cos., Inc. (The)	136,123
9,511	Johnson Controls, Inc.	436,745
2,694	Kohl’s Corp.	112,043
3,711	L Brands, Inc.	274,243
1,970	Leggett & Platt, Inc.	103,563
2,690	Lennar Corp., Class A	125,892
4,499	LKQ Corp.(c)	154,721
12,998	Lowe’s Cos., Inc.	1,069,475
4,524	Macy’s, Inc.	162,095
2,797	Marriott International, Inc., Class A	200,545
4,994	Mattel, Inc.	166,700
12,877	McDonald’s Corp.	1,514,979
2,589	Michael Kors Holdings Ltd.(c)	133,903
934	Mohawk Industries, Inc.(c)	195,150
6,283	Netflix, Inc.(c)	573,324
6,699	Newell Brands, Inc.	351,430
5,583	News Corp., Class A	72,411
1,582	News Corp., Class B	21,262
19,531	NIKE, Inc., Class B	1,083,970
1,883	Nordstrom, Inc.	83,285
3,488	Omnicom Group, Inc.	287,028
1,414	O’Reilly Automotive, Inc.(c)	410,951
728	Priceline Group, Inc. (The)(c)	983,390
4,619	PulteGroup, Inc.	97,830

1,188	PVH Corp.	$120,059
837	Ralph Lauren Corp., Class A	82,101
5,894	Ross Stores, Inc.	364,426
2,462	Royal Caribbean Cruises Ltd.	178,347
1,394	Scripps Networks Interactive, Inc., Class A	92,088
1,144	Signet Jewelers Ltd.	100,569
9,480	Staples, Inc.	88,069
21,488	Starbucks Corp.	1,247,378
2,472	Starwood Hotels & Resorts Worldwide, Inc.	192,964
8,644	Target Corp.	651,153
3,192	TEGNA, Inc.	69,905
1,608	Tiffany & Co.	103,748
11,536	Time Warner, Inc.	884,234
9,697	TJX Cos., Inc. (The)	792,439
1,957	Tractor Supply Co.	179,359
1,677	TripAdvisor, Inc., Class A(c)	117,340
16,073	Twenty-First Century Fox, Inc., Class A	428,185
6,325	Twenty-First Century Fox, Inc., Class B	170,965
916	Ulta Salon, Cosmetics & Fragrance, Inc.(c)	239,268
2,686	Under Armour, Inc., Class A(c)	105,990
2,700	Under Armour, Inc., Class C(c)	96,390
1,271	Urban Outfitters, Inc.(c)	38,003
4,893	VF Corp.	305,470
5,084	Viacom, Inc., Class B	231,169
21,895	Walt Disney Co. (The)	2,100,825
1,114	Whirlpool Corp.	214,289
1,643	Wyndham Worldwide Corp.	116,686
1,195	Wynn Resorts Ltd.	117,050
5,976	Yum! Brands, Inc.	534,374

		34,207,687

	Consumer Staples - 10.2%
28,699	Altria Group, Inc.	1,942,922
8,620	Archer-Daniels-Midland Co.	388,590
1,474	Brown-Forman Corp., Class B	144,732
2,630	Campbell Soup Co.	163,770
1,883	Church & Dwight Co., Inc.	184,986
1,898	Clorox Co. (The)	248,771
57,114	Coca-Cola Co. (The)	2,491,884
13,099	Colgate-Palmolive Co.	974,959
6,401	ConAgra Foods, Inc.	299,311
2,588	Constellation Brands, Inc., Class A	426,062
6,425	Costco Wholesale Corp.	1,074,388
15,754	CVS Health Corp.	1,460,711
2,725	Dr Pepper Snapple Group, Inc.	268,440
3,265	Estee Lauder Cos., Inc. (The), Class A	303,318
8,719	General Mills, Inc.	626,809
2,061	Hershey Co. (The)	228,276
3,964	Hormel Foods Corp.	148,055
1,756	JM Smucker Co. (The)	270,705
3,697	Kellogg Co.	305,779
5,282	Kimberly-Clark Corp.	684,283
8,740	Kraft Heinz Co. (The)	755,049
13,991	Kroger Co. (The)	478,352
1,691	McCormick & Co., Inc.	172,905
2,739	Mead Johnson Nutrition Co.	244,319
2,701	Molson Coors Brewing Co., Class B	275,934
22,766	Mondelez International, Inc., Class A	1,001,249
2,065	Monster Beverage Corp.(c)	331,701
21,188	PepsiCo, Inc.	2,307,797
22,755	Philip Morris International, Inc.	2,281,416
39,046	Procter & Gamble Co. (The)	3,341,947
12,144	Reynolds American, Inc.	607,929
7,687	Sysco Corp.	398,110
4,408	Tyson Foods, Inc., Class A	324,429
12,677	Walgreens Boots Alliance, Inc.	1,004,652
22,402	Wal-Mart Stores, Inc.	1,634,674
4,709	Whole Foods Market, Inc.	143,530

		27,940,744

Schedule of Investments(a)

	Energy - 7.0%
7,487	Anadarko Petroleum Corp.	$408,266
5,552	Apache Corp.	291,480
6,423	Baker Hughes, Inc.	307,212
6,821	Cabot Oil & Gas Corp.	168,274
8,579	Chesapeake Energy Corp.(c)	46,498
27,646	Chevron Corp.	2,833,162
1,390	Cimarex Energy Co.	166,828
1,912	Concho Resources, Inc.(c)	237,470
18,165	ConocoPhillips	741,495
7,686	Devon Energy Corp.	294,220
946	Diamond Offshore Drilling, Inc.	21,493
8,072	EOG Resources, Inc.	659,482
2,534	EQT Corp.	184,627
60,825	Exxon Mobil Corp.	5,410,384
3,320	FMC Technologies, Inc.(c)	84,262
12,605	Halliburton Co.	550,334
1,585	Helmerich & Payne, Inc.	98,222
3,867	Hess Corp.	207,465
26,842	Kinder Morgan, Inc.	545,698
12,434	Marathon Oil Corp.	169,600
7,772	Marathon Petroleum Corp.	306,139
2,374	Murphy Oil Corp.	65,119
5,531	National Oilwell Varco, Inc.	178,928
2,885	Newfield Exploration Co.(c)	124,920
6,287	Noble Energy, Inc.	224,572
11,203	Occidental Petroleum Corp.	837,200
3,082	ONEOK, Inc.	138,043
6,861	Phillips 66	521,848
2,399	Pioneer Natural Resources Co.	390,005
2,490	Range Resources Corp.	100,372
20,382	Schlumberger Ltd.	1,641,159
6,943	Southwestern Energy Co.(c)	101,229
10,036	Spectra Energy Corp.	360,995
1,760	Tesoro Corp.	134,024
5,036	Transocean Ltd.	55,346
6,892	Valero Energy Corp.	360,314
10,019	Williams Cos., Inc. (The)	240,155

		19,206,840

	Financials - 15.9%
790	Affiliated Managers Group, Inc.(c)	115,956
6,073	Aflac, Inc.	438,956
5,491	Allstate Corp. (The)	375,200
11,858	American Express Co.	764,367
16,415	American International Group, Inc.	893,633
6,228	American Tower Corp. REIT	721,016
2,432	Ameriprise Financial, Inc.	233,083
3,886	Aon PLC	416,074
2,298	Apartment Investment & Management Co., Class A REIT	105,639
2,598	Arthur J. Gallagher & Co.	127,796
908	Assurant, Inc.	75,373
2,012	AvalonBay Communities, Inc. REIT	373,528
150,676	Bank of America Corp.	2,183,295
15,799	Bank of New York Mellon Corp. (The)	622,481
12,041	BB&T Corp.	443,952
27,487	Berkshire Hathaway, Inc., Class B(c)	3,965,549
1,845	BlackRock, Inc.	675,731
2,253	Boston Properties, Inc. REIT	320,219
7,511	Capital One Financial Corp.	503,838
4,281	CBRE Group, Inc., Class A(c)	121,794
17,643	Charles Schwab Corp. (The)	501,414
6,813	Chubb Ltd.	853,396
2,170	Cincinnati Financial Corp.	162,099
43,051	Citigroup, Inc.	1,886,064
7,760	Citizens Financial Group, Inc.	173,281

4,968	CME Group, Inc., Class A	$507,928
2,569	Comerica, Inc.	116,222
4,942	Crown Castle International Corp. REIT	479,522
2,154	Digital Realty Trust, Inc. REIT	225,007
6,047	Discover Financial Services	343,711
4,089	E*TRADE Financial Corp.(c)	102,552
1,019	Equinix, Inc. REIT	379,955
5,362	Equity Residential REIT	364,562
960	Essex Property Trust, Inc. REIT	224,525
1,836	Extra Space Storage, Inc. REIT	157,933
1,040	Federal Realty Investment Trust REIT	176,488
11,262	Fifth Third Bancorp	213,753
5,406	Franklin Resources, Inc.	195,643
8,550	General Growth Properties, Inc. REIT	273,172
5,667	Goldman Sachs Group, Inc. (The)	899,976
5,770	Hartford Financial Services Group, Inc. (The)	229,934
6,851	HCP, Inc. REIT	268,765
10,962	Host Hotels & Resorts, Inc. REIT	194,466
11,719	Huntington Bancshares, Inc.	111,330
1,746	Intercontinental Exchange, Inc.	461,293
6,121	Invesco Ltd.(d)	178,611
3,506	Iron Mountain, Inc. REIT	144,482
53,639	JPMorgan Chase & Co.	3,431,287
15,875	KeyCorp	185,738
6,156	Kimco Realty Corp. REIT	197,608
1,546	Legg Mason, Inc.	52,780
4,889	Leucadia National Corp.	89,273
3,506	Lincoln National Corp.	153,107
3,929	Loews Corp.	162,386
2,333	M&T Bank Corp.	267,268
1,851	Macerich Co. (The) REIT	165,183
7,646	Marsh & McLennan Cos., Inc.	502,725
16,116	MetLife, Inc.	688,798
2,479	Moody’s Corp.	262,799
22,163	Morgan Stanley	636,743
1,690	Nasdaq, Inc.	119,584
4,848	Navient Corp.	68,842
3,146	Northern Trust Corp.	212,638
4,560	People’s United Financial, Inc.	69,130
7,325	PNC Financial Services Group, Inc. (The)	605,411
3,954	Principal Financial Group, Inc.	184,375
8,552	Progressive Corp. (The)	278,026
7,706	Prologis, Inc. REIT	419,900
6,484	Prudential Financial, Inc.	488,180
2,162	Public Storage REIT	516,545
3,779	Realty Income Corp. REIT	270,085
18,581	Regions Financial Corp.	170,388
3,882	S&P Global, Inc.	474,380
4,539	Simon Property Group, Inc. REIT	1,030,535
1,471	SL Green Realty Corp. REIT	173,313
5,808	State Street Corp.	382,050
7,351	SunTrust Banks, Inc.	310,874
12,232	Synchrony Financial(c)	341,028
3,641	T. Rowe Price Group, Inc.	257,382
1,646	Torchmark Corp.	101,838
4,289	Travelers Cos., Inc. (The)	498,468
23,805	U.S. Bancorp	1,003,857
3,919	UDR, Inc. REIT	145,904
3,488	Unum Group	116,534
4,960	Ventas, Inc. REIT	377,754
2,603	Vornado Realty Trust REIT	279,562
67,772	Wells Fargo & Co.	3,251,023
5,237	Welltower, Inc. REIT	415,451
10,958	Weyerhaeuser Co. REIT	358,546
2,030	Willis Towers Watson PLC	250,949
4,176	XL Group Ltd. (Ireland)	144,531
3,002	Zions Bancorporation	83,696

		43,500,038

Schedule of Investments(a)

	Health Care - 15.3%
21,551	Abbott Laboratories	$964,407
23,725	AbbVie, Inc.	1,571,307
5,143	Aetna, Inc.	592,525
4,808	Agilent Technologies, Inc.	231,313
3,286	Alexion Pharmaceuticals, Inc.(c)	422,580
5,803	Allergan PLC(c)	1,467,869
2,691	AmerisourceBergen Corp.	229,246
11,020	Amgen, Inc.	1,895,771
3,858	Anthem, Inc.	506,710
8,101	Baxter International, Inc.	389,010
3,112	Becton, Dickinson and Co.	547,712
3,213	Biogen, Inc.(c)	931,545
19,903	Boston Scientific Corp.(c)	483,245
24,486	Bristol-Myers Squibb Co.	1,831,798
1,076	C.R. Bard, Inc.	240,733
4,779	Cardinal Health, Inc.	399,524
11,362	Celgene Corp.(c)	1,274,703
2,500	Centene Corp.(c)	176,375
4,413	Cerner Corp.(c)	275,327
3,762	Cigna Corp.	485,148
8,789	Danaher Corp.	715,776
2,393	DaVita HealthCare Partners, Inc.(c)	185,553
3,436	DENTSPLY Sirona, Inc.	220,041
3,106	Edwards Lifesciences Corp.(c)	355,699
14,249	Eli Lilly & Co.	1,181,100
3,005	Endo International PLC(c)	52,167
9,283	Express Scripts Holding Co.(c)	706,158
19,537	Gilead Sciences, Inc.	1,552,605
4,417	HCA Holdings, Inc.(c)	340,683
1,204	Henry Schein, Inc.(c)	217,900
3,558	Hologic, Inc.(c)	136,947
2,186	Humana, Inc.	377,194
2,159	Illumina, Inc.(c)	359,150
559	Intuitive Surgical, Inc.(c)	388,930
40,349	Johnson & Johnson	5,052,905
1,502	Laboratory Corp. of America Holdings(c)	209,619
1,603	Mallinckrodt PLC(c)	107,946
3,301	McKesson Corp.	642,243
20,627	Medtronic PLC	1,807,544
40,603	Merck & Co., Inc.	2,381,772
6,264	Mylan NV(c)	293,093
1,221	Patterson Cos., Inc.	60,269
1,599	PerkinElmer, Inc.	91,015
2,101	Perrigo Co. PLC	192,010
88,964	Pfizer, Inc.	3,281,882
2,075	Quest Diagnostics, Inc.	179,197
1,144	Regeneron Pharmaceuticals, Inc.(c)	486,337
4,170	St. Jude Medical, Inc.	346,277
4,608	Stryker Corp.	535,818
5,772	Thermo Fisher Scientific, Inc.	916,824
13,947	UnitedHealth Group, Inc.	1,997,210
1,317	Universal Health Services, Inc., Class B	170,591
1,396	Varian Medical Systems, Inc.(c)	132,257
3,629	Vertex Pharmaceuticals, Inc.(c)	352,013
1,187	Waters Corp.(c)	188,650
2,922	Zimmer Biomet Holdings, Inc.	383,191
6,697	Zoetis, Inc.	337,998

		41,853,412

	Industrials - 10.0%
8,897	3M Co.	1,586,869
643	Acuity Brands, Inc.	168,742
1,808	Alaska Air Group, Inc.	121,534
1,404	Allegion PLC	101,636
8,481	American Airlines Group, Inc.	301,075
3,424	AMETEK, Inc.	161,031
8,783	Boeing Co. (The)	1,173,936
2,095	C.H. Robinson Worldwide, Inc.	145,854
8,564	Caterpillar, Inc.	708,757
1,272	Cintas Corp.	136,447

14,021	CSX Corp.	$397,215
2,324	Cummins, Inc.	285,317
4,379	Deere & Co.	340,292
11,318	Delta Air Lines, Inc.	438,573
2,275	Dover Corp.	162,503
532	Dun & Bradstreet Corp. (The)	68,761
6,718	Eaton Corp. PLC	425,988
9,437	Emerson Electric Co.	527,528
1,746	Equifax, Inc.	231,275
2,670	Expeditors International of Washington, Inc.	131,978
4,237	Fastenal Co.	181,132
3,662	FedEx Corp.	592,878
1,913	Flowserve Corp.	91,537
2,042	Fluor Corp.	109,288
4,394	Fortive Corp.(c)	211,835
2,250	Fortune Brands Home & Security, Inc.	142,358
4,214	General Dynamics Corp.	618,994
134,888	General Electric Co.	4,200,412
11,179	Honeywell International, Inc.	1,300,453
4,745	Illinois Tool Works, Inc.	547,573
3,776	Ingersoll-Rand PLC	250,198
1,305	J.B. Hunt Transport Services, Inc.	108,485
1,788	Jacobs Engineering Group, Inc.(c)	95,694
1,584	Kansas City Southern	152,238
1,129	L-3 Communications Holdings, Inc.	171,190
3,841	Lockheed Martin Corp., Class W	970,736
4,881	Masco Corp.	178,059
5,292	Nielsen Holdings PLC	285,027
4,338	Norfolk Southern Corp.	389,466
2,647	Northrop Grumman Corp.	573,420
5,141	PACCAR, Inc.	303,165
1,976	Parker-Hannifin Corp.	225,639
2,651	Pentair PLC (United Kingdom)	169,187
2,767	Pitney Bowes, Inc.	53,431
2,215	Quanta Services, Inc.(c)	56,704
4,356	Raytheon Co.	607,793
3,481	Republic Services, Inc.	178,436
1,926	Robert Half International, Inc.	70,376
1,911	Rockwell Automation, Inc.	218,618
1,910	Rockwell Collins, Inc.	161,624
1,485	Roper Technologies, Inc.	252,985
788	Ryder System, Inc.	51,929
853	Snap-on, Inc.	134,066
9,369	Southwest Airlines Co.	346,747
2,202	Stanley Black & Decker, Inc.	267,983
1,246	Stericycle, Inc.(c)	112,476
3,943	Textron, Inc.	153,777
778	TransDigm Group, Inc.(c)	217,467
6,242	Tyco International PLC	284,448
12,337	Union Pacific Corp.	1,147,958
4,925	United Continental Holdings, Inc.(c)	230,933
10,128	United Parcel Service, Inc., Class B	1,094,837
1,298	United Rentals, Inc.(c)	103,412
11,416	United Technologies Corp.	1,228,932
2,269	Verisk Analytics, Inc.(c)	193,500
828	W.W. Grainger, Inc.	181,208
6,061	Waste Management, Inc.	400,753
2,624	Xylem, Inc.	125,453

		27,360,121

	Information Technology - 20.8%
9,150	Accenture PLC, Class A	1,032,211
7,472	Activision Blizzard, Inc.	300,075
7,338	Adobe Systems, Inc.(c)	718,097
2,576	Akamai Technologies, Inc.(c)	130,165
865	Alliance Data Systems Corp.(c)	200,351
4,308	Alphabet, Inc., Class A(c)	3,409,093
4,333	Alphabet, Inc., Class C(c)	3,331,167

Schedule of Investments(a)

4,517	Amphenol Corp., Class A	$268,852
4,509	Analog Devices, Inc.	287,809
80,347	Apple, Inc.	8,372,961
15,976	Applied Materials, Inc.	420,009
3,294	Autodesk, Inc.(c)	195,828
6,682	Automatic Data Processing, Inc.	594,364
5,441	Broadcom Ltd. (Singapore)	881,333
4,341	CA, Inc.	150,416
73,779	Cisco Systems, Inc.	2,252,473
2,275	Citrix Systems, Inc.(c)	202,771
8,888	Cognizant Technology Solutions Corp., Class A(c)	510,971
15,774	Corning, Inc.	350,498
2,012	CSRA, Inc.	54,163
15,505	eBay, Inc.(c)	483,136
4,424	Electronic Arts, Inc.(c)	337,640
28,651	EMC Corp.	810,250
983	F5 Networks, Inc.(c)	121,322
33,912	Facebook, Inc., Class A(c)	4,203,053
4,071	Fidelity National Information Services, Inc.	323,767
1,125	First Solar, Inc.(c)	52,515
3,261	Fiserv, Inc.(c)	359,884
2,019	FLIR Systems, Inc.	65,779
2,259	Global Payments, Inc.	168,657
1,829	Harris Corp.	158,428
24,376	Hewlett Packard Enterprise Co.	512,383
25,092	HP, Inc.	351,539
69,265	Intel Corp.	2,414,578
12,955	International Business Machines Corp.	2,080,832
3,753	Intuit, Inc.	416,545
5,182	Juniper Networks, Inc.	117,580
2,284	KLA-Tencor Corp.	172,922
2,341	Lam Research Corp.	210,152
3,507	Linear Technology Corp.	210,385
14,240	MasterCard, Inc., Class A	1,356,218
3,151	Microchip Technology, Inc.	175,322
15,212	Micron Technology, Inc.(c)	209,013
115,303	Microsoft Corp.	6,535,374
2,331	Motorola Solutions, Inc.	161,725
4,240	NetApp, Inc.	111,724
7,441	NVIDIA Corp.	424,881
45,655	Oracle Corp.	1,873,681
4,702	Paychex, Inc.	278,734
16,179	PayPal Holdings, Inc.(c)	602,506
1,871	Qorvo, Inc.(c)	118,303
21,547	QUALCOMM, Inc.	1,348,411
2,661	Red Hat, Inc.(c)	200,347
9,342	salesforce.com, inc.(c)	764,176
4,378	Seagate Technology PLC	140,227
2,791	Skyworks Solutions, Inc.	184,262
8,981	Symantec Corp.	183,482
5,246	TE Connectivity Ltd. (Switzerland)	316,229
1,907	Teradata Corp.(c)	54,121
14,731	Texas Instruments, Inc.	1,027,487
2,478	Total System Services, Inc.	126,180
1,400	VeriSign, Inc.(c)	121,254
27,941	Visa, Inc., Class A	2,180,795
4,128	Western Digital Corp.	196,121
7,204	Western Union Co. (The)	144,080
13,968	Xerox Corp.	143,870
3,722	Xilinx, Inc.	190,120
12,820	Yahoo!, Inc.(c)	489,596

		56,893,193

	Materials - 2.9%
2,853	Air Products & Chemicals, Inc.	426,295
1,648	Albemarle Corp.	138,712
19,291	Alcoa, Inc.	204,871
1,308	Avery Dennison Corp.	101,880
2,552	Ball Corp.	180,350

3,420	CF Industries Holdings, Inc.	$84,406
16,470	Dow Chemical Co. (The)	883,945
12,814	E.I. du Pont de Nemours & Co.	886,344
2,181	Eastman Chemical Co.	142,267
3,872	Ecolab, Inc.	458,367
1,962	FMC Corp.	93,274
18,367	Freeport-McMoRan, Inc.	238,036
1,169	International Flavors & Fragrances, Inc.	155,769
6,032	International Paper Co.	276,326
5,008	LyondellBasell Industries NV, Class A	376,902
932	Martin Marietta Materials, Inc.	188,870
6,408	Monsanto Co.	684,182
5,132	Mosaic Co. (The)	138,564
7,783	Newmont Mining Corp.	342,452
4,663	Nucor Corp.	250,123
2,375	Owens-Illinois, Inc.(c)	44,626
3,903	PPG Industries, Inc.	408,683
4,184	Praxair, Inc.	487,603
2,892	Sealed Air Corp.	136,445
1,153	Sherwin-Williams Co. (The)	345,589
1,954	Vulcan Materials Co.	242,257
3,705	WestRock Co.	158,982

		8,076,120

	Telecommunication Services - 2.8%
90,301	AT&T, Inc.	3,909,130
8,010	CenturyLink, Inc.	251,834
17,208	Frontier Communications Corp.	89,482
4,252	Level 3 Communications, Inc.(c)	215,151
59,794	Verizon Communications, Inc.	3,313,186

		7,778,783

	Utilities - 3.5%
9,666	AES Corp. (The)	119,375
3,331	Alliant Energy Corp.	134,073
3,559	Ameren Corp.	186,634
7,207	American Electric Power Co., Inc.	499,445
2,607	American Water Works Co., Inc.	215,286
6,317	CenterPoint Energy, Inc.	151,103
4,095	CMS Energy Corp.	185,012
4,461	Consolidated Edison, Inc.	357,237
9,039	Dominion Resources, Inc.	705,223
2,632	DTE Energy Co.	256,673
10,105	Duke Energy Corp.	864,887
4,779	Edison International	369,799
2,622	Entergy Corp.	213,405
4,653	Eversource Energy	272,154
13,522	Exelon Corp.	504,100
6,230	FirstEnergy Corp.	217,552
6,769	NextEra Energy, Inc.	868,395
4,717	NiSource, Inc.	121,038
4,619	NRG Energy, Inc.	63,927
7,276	PG&E Corp.	465,227
1,630	Pinnacle West Capital Corp.	128,558
9,930	PPL Corp.	374,460
7,421	Public Service Enterprise Group, Inc.	341,440
2,097	SCANA Corp.	157,149
3,477	Sempra Energy	389,007
13,767	Southern Co. (The)	736,534
4,630	WEC Energy Group, Inc.	300,533
7,451	Xcel Energy, Inc.	327,695

		9,525,921

	Total Investments (Cost $259,605,523)(e) - 100.9%	276,342,859
	Other assets less liabilities - (0.9)%	(2,391,591)

	Net Assets - 100.0%	$273,951,268

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to call options written.
(c)	Non-income producing security.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Ltd.	$214,744	$6,777	$(28,756)	$(8,028)	$(6,126)	$178,611	$1,939

(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $266,346,305. The net unrealized appreciation was $9,996,554, which consisted of aggregate gross unrealized appreciation of $29,999,705 and aggregate gross unrealized depreciation of $20,003,151.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Quality Portfolio (SPHQ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 21.0%
94,671	CBS Corp., Class B	$4,943,720
40,003	Darden Restaurants, Inc.	2,462,585
92,105	Gap, Inc. (The)	2,375,388
36,605	Genuine Parts Co.	3,742,495
380,537	Home Depot, Inc. (The)	52,605,435
34,412	Leggett & Platt, Inc.	1,809,039
217,382	Lowe’s Cos., Inc.	17,886,191
307,833	McDonald’s Corp.	36,216,552
39,765	Michael Kors Holdings Ltd.(b)	2,056,646
300,262	NIKE, Inc., Class B	16,664,541
62,029	Nordstrom, Inc.	2,743,543
63,657	Omnicom Group, Inc.	5,238,334
24,162	O’Reilly Automotive, Inc.(b)	7,022,202
93,124	Ross Stores, Inc.	5,757,857
51,431	Starwood Hotels & Resorts Worldwide, Inc.	4,014,704
145,752	Target Corp.	10,979,498
66,065	TEGNA, Inc.	1,446,823
146,474	TJX Cos., Inc. (The)	11,969,855
262,736	Twenty-First Century Fox, Inc., Class A	6,999,287
37,883	Urban Outfitters, Inc.(b)	1,132,702
90,770	Viacom, Inc., Class B	4,127,312
32,003	Wyndham Worldwide Corp.	2,272,853
95,180	Yum! Brands, Inc.	8,510,996

		212,978,558

	Consumer Staples - 18.1%
649,439	Altria Group, Inc.	43,967,020
28,528	Brown-Forman Corp., Class B	2,801,164
75,123	Campbell Soup Co.	4,677,909
44,830	Clorox Co. (The)	5,875,868
44,434	Dr Pepper Snapple Group, Inc.	4,377,193
53,668	Estee Lauder Cos., Inc. (The), Class A	4,985,757
133,032	General Mills, Inc.	9,563,671
43,277	Hershey Co. (The)	4,793,361
340,710	Mondelez International, Inc., Class A	14,984,426
357,812	PepsiCo, Inc.	38,972,883
570,941	Procter & Gamble Co. (The)	48,866,840

		183,866,092

	Energy - 0.2%
56,081	FMC Technologies, Inc.(b)	1,423,336

	Financials - 5.7%
93,399	Aflac, Inc.	6,750,880
229,962	American Express Co.	14,823,350
17,907	Assurant, Inc.	1,486,460
94,096	E*TRADE Financial Corp.(b)	2,359,928
93,041	Equity Residential REIT	6,325,858
143,803	Franklin Resources, Inc.	5,204,231
38,042	Macerich Co. (The) REIT	3,394,868
98,642	State Street Corp.	6,488,671
119,488	SunTrust Banks, Inc.	5,053,147
61,801	T. Rowe Price Group, Inc.	4,368,713
31,250	Torchmark Corp.	1,933,437

		58,189,543

	Health Care - 6.2%
83,729	Agilent Technologies, Inc.	4,028,202
67,415	AmerisourceBergen Corp.	5,743,084

140,809	Baxter International, Inc.	$6,761,648
17,441	C.R. Bard, Inc.	3,902,075
72,891	Cardinal Health, Inc.	6,093,688
326,476	Gilead Sciences, Inc.	25,945,048
87,298	Stryker Corp.	10,151,011

		62,624,756

	Industrials - 18.6%
159,026	American Airlines Group, Inc.	5,645,423
237,746	Boeing Co. (The)	31,777,130
39,547	C.H. Robinson Worldwide, Inc.	2,753,262
28,023	Cintas Corp.	3,006,027
188,040	Delta Air Lines, Inc.	7,286,550
145,942	Emerson Electric Co.	8,158,158
45,628	Expeditors International of Washington, Inc.	2,255,392
67,985	General Dynamics Corp.	9,986,317
1,626,969	General Electric Co.	50,663,815
85,986	Illinois Tool Works, Inc.	9,922,784
38,554	Northrop Grumman Corp.	8,351,953
58,297	Pitney Bowes, Inc.	1,125,715
48,134	Quanta Services, Inc.(b)	1,232,230
34,729	Rockwell Automation, Inc.	3,972,998
30,913	Rockwell Collins, Inc.	2,615,858
176,478	United Parcel Service, Inc., Class B	19,077,272
193,788	United Technologies Corp.	20,861,278

		188,692,162

	Information Technology - 16.8%
69,671	Amphenol Corp., Class A	4,146,818
151,598	Automatic Data Processing, Inc.	13,484,642
82,479	Broadcom Ltd. (Singapore)	13,359,948
35,618	Citrix Systems, Inc.(b)	3,174,632
373,225	eBay, Inc.(b)	11,629,691
18,320	F5 Networks, Inc.(b)	2,261,054
262,560	International Business Machines Corp.	42,172,387
92,061	Intuit, Inc.	10,217,850
64,029	KLA-Tencor Corp.	4,847,636
260,566	MasterCard, Inc., Class A	24,816,306
57,124	Microchip Technology, Inc.	3,178,379
80,933	NetApp, Inc.	2,132,585
87,647	Paychex, Inc.	5,195,714
236,370	Symantec Corp.	4,829,039
80,871	TE Connectivity Ltd. (Switzerland)	4,874,904
39,299	Teradata Corp.(b)	1,115,306
227,482	Texas Instruments, Inc.	15,866,870
138,449	Western Union Co. (The)	2,768,980

		170,072,741

	Materials - 7.9%
23,463	Avery Dennison Corp.	1,827,533
248,713	Dow Chemical Co. (The)	13,348,427
212,849	E.I. du Pont de Nemours & Co.	14,722,765
93,045	International Paper Co.	4,262,391
119,525	LyondellBasell Industries NV, Class A	8,995,452
107,495	Monsanto Co.	11,477,241
60,620	PPG Industries, Inc.	6,347,520
65,874	Praxair, Inc.	7,676,956
55,175	Sealed Air Corp.	2,603,157
30,670	Sherwin-Williams Co. (The)	9,192,719

		80,454,161

	Telecommunication Services - 5.2%
957,164	Verizon Communications, Inc.	53,036,457

	Utilities - 0.2%
94,025	NiSource, Inc.	2,412,682

	Total Investments (Cost $968,052,419)(c)-99.9%	1,013,750,488
	Other assets less liabilities-0.1%	602,515

	Net Assets - 100.0%	$1,014,353,003

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $969,128,333. The net unrealized appreciation was $44,622,155, which consisted of aggregate gross unrealized appreciation of $53,317,285 and aggregate gross unrealized depreciation of $8,695,130.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Water Resources Portfolio (PHO)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Building Products - 6.0%
323,256	A.O. Smith Corp.	$30,027,250
480,534	Advanced Drainage Systems, Inc.	12,835,063

		42,862,313

	Chemicals - 8.5%
500,558	Calgon Carbon Corp.	6,907,700
453,834	Ecolab, Inc.	53,724,869

		60,632,569

	Commercial Services & Supplies - 1.8%
390,134	Tetra Tech, Inc.	12,847,113

	Construction & Engineering - 4.3%
197,313	Aegion Corp.(b)	4,048,863
158,702	Layne Christensen Co.(b)	1,269,616
192,337	Valmont Industries, Inc.	25,186,530

		30,505,009

	Electronic Equipment, Instruments & Components - 2.6%
101,383	Badger Meter, Inc.	7,070,450
266,555	Itron, Inc.(b)	11,379,233

		18,449,683

	Health Care Equipment & Supplies - 8.2%
713,733	Danaher Corp.	58,126,416

	Industrial Conglomerates - 7.4%
311,012	Roper Technologies, Inc.	52,984,004

	Life Sciences Tools & Services - 4.3%
193,413	Waters Corp.(b)	30,739,128

	Machinery - 29.5%
752,902	Energy Recovery, Inc.(b)	8,056,051
182,038	Franklin Electric Co., Inc.	7,048,511
34,196	Gorman-Rupp Co. (The)	926,370
319,223	IDEX Corp.	28,663,033
146,560	Lindsay Corp.	10,282,650
194,783	Mueller Industries, Inc.	6,630,413
1,371,010	Mueller Water Products, Inc., Class A	16,260,179
883,260	Pentair PLC (United Kingdom)	56,369,653
509,928	Rexnord Corp.(b)	10,856,367
297,882	Toro Co. (The)	27,390,250
139,498	Watts Water Technologies, Inc., Class A	8,627,951
595,696	Xylem, Inc.	28,480,226

		209,591,654

	Trading Companies & Distributors - 3.8%
753,650	HD Supply Holdings, Inc.(b)	27,274,593

	Water Utilities - 23.5%
291,232	American States Water Co.	12,581,222
718,051	American Water Works Co., Inc.	59,296,652
823,392	Aqua America, Inc.	28,522,299
40,398	Artesian Resources Corp., Class A	1,377,168
496,894	California Water Service Group	16,760,235
3,758,445	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	35,479,721
51,873	Connecticut Water Service, Inc.	2,648,117
81,019	Consolidated Water Co. Ltd. (Cayman Islands)	1,088,085

58,983	Global Water Resources, Inc.	$498,996
86,107	Middlesex Water Co.	3,557,080
129,612	SJW Corp.	5,490,364

		167,299,939

	Total Common Stocks and Other Equity Interests (Cost $536,339,856)	711,312,421

	Money Market Fund - 0.1%
481,590	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $481,590)	481,590

	Total Investments (Cost $536,821,446)(d) - 100.0%	711,794,011
	Other assets less liabilities - (0.0)%	(301,444)

	Net Assets - 100.0%	$711,492,567

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $541,269,364. The net unrealized appreciation was $170,524,647, which consisted of aggregate gross unrealized appreciation of $176,089,986 and aggregate gross unrealized depreciation of $5,565,339.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Clean Energy Portfolio (PBW)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Aerospace & Defense - 3.2%
69,153	Hexcel Corp.	$2,985,335

	Auto Components - 3.4%
93,280	Gentherm, Inc.(b)	3,130,477

	Automobiles - 4.0%
15,537	Tesla Motors, Inc.(b)(c)	3,647,932

	Chemicals - 6.6%
19,887	Air Products & Chemicals, Inc.	2,971,515
125,042	Sociedad Quimica y Minera de Chile SA ADR (Chile)	3,098,541

		6,070,056

	Construction & Engineering - 5.8%
529,836	Ameresco, Inc., Class A(b)	2,622,688
108,684	Quanta Services, Inc.(b)	2,782,311

		5,404,999

	Electric Utilities - 2.7%
54,830	ITC Holdings Corp.	2,535,888

	Electrical Equipment - 13.2%
52,346	American Superconductor Corp.(b)	480,536
337,569	Ballard Power Systems, Inc. (Canada)(b)(c)	651,508
72,418	Energy Focus, Inc.(b)(c)	441,750
206,112	Enphase Energy, Inc.(b)(c)	371,002
82,445	FuelCell Energy, Inc.(b)(c)	444,379
59,378	Hydrogenics Corp. (Canada)(b)(c)	415,349
1,880,320	Plug Power, Inc.(b)(c)	3,365,773
135,180	SolarCity Corp.(b)(c)	3,609,306
475,496	Sunrun, Inc.(b)(c)	2,463,069

		12,242,672

	Electronic Equipment, Instruments & Components - 6.2%
59,614	Itron, Inc.(b)	2,544,922
84,893	Maxwell Technologies, Inc.(b)(c)	466,911
38,245	Universal Display Corp.(b)	2,709,276

		5,721,109

	Independent Power & Renewable Electricity Producers - 14.3%
68,523	Ormat Technologies, Inc.	3,127,390
120,710	Pattern Energy Group, Inc.	2,941,703
140,102	Sky Solar Holdings Ltd. ADR (Hong Kong)(b)(c)	357,260
926,140	TerraForm Global, Inc., Class A(c)	3,222,967
306,224	TerraForm Power, Inc., Class A(b)(c)	3,601,194

		13,250,514

	Oil, Gas & Consumable Fuels - 3.4%
323,275	Renewable Energy Group, Inc.(b)	3,151,931

	Semiconductors & Semiconductor Equipment - 33.2%
87,421	Advanced Energy Industries, Inc.(b)	3,559,783
192,723	Canadian Solar, Inc. (Canada)(b)(c)	2,736,667
104,637	Cree, Inc.(b)	2,992,618
135,455	Daqo New Energy Corp. ADR (China)(b)	3,096,501
62,106	First Solar, Inc.(b)	2,899,108

203,713	Hanwha Q CELLS Co. Ltd. ADR (South Korea)(b)	$2,729,754
439,030	JA Solar Holdings Co. Ltd. ADR (China)(b)(c)	3,068,820
358,756	ReneSola Ltd. ADR (China)(b)	430,507
168,785	SolarEdge Technologies, Inc.(b)(c)	3,021,252
201,842	SunPower Corp.(b)(c)	2,942,856
388,327	Trina Solar Ltd. ADR (China)(b)(c)	3,203,698

		30,681,564

	Software - 3.9%
69,936	EnerNOC, Inc.(b)	523,121
243,631	Silver Spring Networks, Inc.(b)	3,062,442

		3,585,563

	Total Common Stocks and Other Equity Interests (Cost $94,771,665)	92,408,040

	Money Market Fund - 0.0%
4,587	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $4,587)	4,587

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $94,776,252) - 99.9%	92,412,627

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 29.4%
27,238,214	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $27,238,214)	27,238,214

	Total Investments (Cost $122,014,466)(f) - 129.3%	119,650,841
	Other assets less liabilities - (29.3)%	(27,144,398)

	Net Assets - 100.0%	$92,506,443

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $127,311,500. The net unrealized depreciation was $7,660,659, which consisted of aggregate gross unrealized appreciation of $10,076,013 and aggregate gross unrealized depreciation of $17,736,672.

This Fund has holdings greater than 10% of net assets in the following country:

China	10.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares WilderHill Progressive Energy

Portfolio (PUW)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Auto Components - 5.7%
12,542	Johnson Controls, Inc.	$575,929
15,647	Kandi Technologies Group, Inc. (China)(b)(c)	109,842
11,428	Tenneco, Inc.(c)	645,910

		1,331,681

	Automobiles - 2.7%
16,446	Tata Motors Ltd. ADR (India)	622,152

	Building Products - 8.0%
7,037	A.O. Smith Corp.	653,667
13,524	Apogee Enterprises, Inc.	632,247
10,663	Owens Corning	564,179

		1,850,093

	Chemicals - 7.1%
6,514	Albemarle Corp.	548,283
11,402	FMC Corp.	542,051
20,284	Methanex Corp. (Canada)	568,358

		1,658,692

	Commercial Services & Supplies - 2.2%
31,835	Covanta Holding Corp.	509,997

	Construction & Engineering - 4.6%
15,073	Chicago Bridge & Iron Co. NV	509,618
23,206	MasTec, Inc.(c)	567,387

		1,077,005

	Electric Utilities - 3.4%
286,577	Cia Energetica de Minas Gerais ADR (Brazil)(b)	793,818

	Electrical Equipment - 16.0%
2,390	Acuity Brands, Inc.	627,208
9,235	Eaton Corp. PLC	585,591
11,597	Emerson Electric Co.	648,272
8,702	EnerSys	542,570
43,959	General Cable Corp.	647,516
10,770	Regal Beloit Corp.	657,078

		3,708,235

	Electronic Equipment, Instruments & Components - 2.7%
28,306	Corning, Inc.	628,959

	Energy Equipment & Services - 2.6%
116,111	McDermott International, Inc.(c)	601,455

	Food & Staples Retailing - 2.8%
17,507	Andersons, Inc. (The)	647,409

	Independent Power & Renewable Electricity Producers - 4.6%
39,117	Calpine Corp.(c)	537,468
38,306	NRG Energy, Inc.	530,155

		1,067,623

	Machinery - 13.2%
18,796	Altra Industrial Motion Corp.	533,806

21,215	Chart Industries, Inc.(c)	$636,874
14,950	ESCO Technologies, Inc.	633,133
8,931	Luxfer Holdings PLC ADR (United Kingdom)	108,065
5,415	WABCO Holdings, Inc.(c)	542,962
10,589	Woodward, Inc.	619,880

		3,074,720

	Oil, Gas & Consumable Fuels - 19.6%
136,647	Chesapeake Energy Corp.(c)	740,627
32,877	Clean Energy Fuels Corp.(b)(c)	98,302
99,524	Cosan Ltd., Class A (Brazil)	664,820
30,623	Golar LNG Ltd. (Bermuda)(b)	519,366
32,036	Green Plains, Inc.	726,577
13,785	Range Resources Corp.	555,673
21,337	Sasol Ltd. ADR (South Africa)	569,485
47,317	Southwestern Energy Co.(c)	689,882

		4,564,732

	Real Estate Investment Trusts - 2.5%
26,129	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	587,641

	Semiconductors & Semiconductor Equipment - 2.3%
32,148	Veeco Instruments, Inc.(c)	539,122

	Total Common Stocks and Other Equity Interests (Cost $20,706,356)	23,263,334

	Money Market Fund - 0.1%
26,630	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $26,630)	26,630

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $20,732,986) - 100.1%	23,289,964

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.9%
1,133,844	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $1,133,844)	1,133,844

	Total Investments (Cost $21,866,830)(f) - 105.0%	24,423,808
	Other assets less liabilities - (5.0)%	(1,152,002)

	Net Assets - 100.0%	$23,271,806

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.

Schedule of Investments(a)

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $22,169,290. The net unrealized appreciation was $2,254,518, which consisted of aggregate gross unrealized appreciation of $4,716,861 and aggregate gross unrealized depreciation of $2,462,343.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares BuyBack Achievers™ Portfolio (PKW)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 22.4%
12,247	American Public Education, Inc.(b)	$350,754
16,897	Asbury Automotive Group, Inc.(b)	1,027,338
9,415	Ascent Capital Group, Inc., Class A(b)	160,243
22,297	AutoZone, Inc.(b)	18,149,089
117,739	Bed Bath & Beyond, Inc.	5,292,368
33,847	Big Lots, Inc.	1,799,984
15,066	Bob Evans Farms, Inc.	554,128
11,210	Bravo Brio Restaurant Group, Inc.(b)	92,146
45,533	Bright Horizons Family Solutions, Inc.(b)	3,053,898
42,494	Brinker International, Inc.	2,003,167
12,065	Build-A-Bear Workshop, Inc.(b)	164,446
147,571	CarMax, Inc.(b)(c)	8,597,486
12,685	Carriage Services, Inc.	308,372
316,765	CBS Corp., Class B	16,541,468
101,144	Chico’s FAS, Inc.	1,214,739
14,398	Children’s Place, Inc. (The)	1,203,385
23,415	Conn’s, Inc.(b)(c)	166,481
55,944	Crocs, Inc.(b)	633,846
112,795	Dana, Inc.	1,538,524
24,426	Deckers Outdoor Corp.(b)	1,612,360
1	Diamond Resorts International, Inc.(b)	30
23,282	Dillard’s, Inc., Class A	1,575,726
69,898	Dunkin’ Brands Group, Inc.	3,167,078
32,365	Finish Line, Inc. (The), Class A	703,291
36,696	Fossil Group, Inc.(b)	1,159,594
303,532	Gap, Inc. (The)(c)	7,828,090
15,818	Genesco, Inc.(b)	1,098,086
52,145	GNC Holdings, Inc., Class A	1,064,279
440,559	Groupon, Inc., Class A(b)	2,123,494
168,192	H&R Block, Inc.	4,001,288
138,120	Harley-Davidson, Inc.	7,309,310
17,069	Hibbett Sports, Inc.(b)(c)	596,050
93,959	Houghton Mifflin Harcourt Co.(b)	1,592,605
18,873	Hyatt Hotels Corp., Class A(b)	951,954
24,822	Jack in the Box, Inc.	2,194,017
11,511	Jamba, Inc.(b)(c)	124,319
140,118	Kohl’s Corp.	5,827,508
675,845	Lowe’s Cos., Inc.	55,608,527
235,217	Macy’s, Inc.	8,427,825
193,906	Marriott International, Inc., Class A(c)	13,903,060
588,730	McDonald’s Corp.	69,264,085
12,484	Movado Group, Inc.	282,014
4,049	NACCO Industries, Inc., Class A	227,837
13,130	Outerwall, Inc.	691,426
17,170	Panera Bread Co., Class A(b)	3,765,724
63,907	Pier 1 Imports, Inc.(c)	327,204
263,925	PulteGroup, Inc.	5,589,932
35,430	Regis Corp.(b)	476,179
72,539	Scripps Networks Interactive, Inc., Class A	4,791,926
147,760	Service Corp. International	4,095,907
26,286	Shutterfly, Inc.(b)	1,398,152
3,781,635	Sirius XM Holdings, Inc.(b)(c)	16,601,378
37,031	Sonic Corp.	996,504
43,695	Tenneco, Inc.(b)	2,469,641

835,725	Twenty-First Century Fox, Inc., Class A	$22,263,714
11,009	Universal Electronics, Inc.(b)	851,436
89,342	Urban Outfitters, Inc.(b)	2,671,326
28,224	Vera Bradley, Inc.(b)	410,941
25,940	Visteon Corp.	1,818,135
18,511	Vitamin Shoppe, Inc.(b)	541,632
203,288	Wendy’s Co. (The)	1,963,762
85,387	Wyndham Worldwide Corp.	6,064,185
21,445	ZAGG, Inc.(b)	135,747
19,187	Zumiez, Inc.(b)(c)	325,795

		331,744,935

	Consumer Staples - 5.6%
448,158	Archer-Daniels-Midland Co.	20,202,963
38,766	Fresh Del Monte Produce, Inc.	2,203,847
12,728	MGP Ingredients, Inc.	547,304
1,183,776	Mondelez International, Inc., Class A	52,062,468
244,852	Whole Foods Market, Inc.	7,463,089

		82,479,671

	Energy - 2.4%
134,635	HollyFrontier Corp.	3,422,422
287,590	National Oilwell Varco, Inc.	9,303,536
74,792	Oceaneering International, Inc.	2,085,201
5,006	REX American Resources Corp.(b)	329,395
13,200	SEACOR Holdings, Inc.(b)	746,064
35,900	Tidewater, Inc.(c)	153,293
358,325	Valero Energy Corp.	18,733,231

		34,773,142

	Financials - 17.5%
315,754	Aflac, Inc.	22,822,699
285,535	Allstate Corp. (The)	19,510,607
853,500	American International Group, Inc.	46,464,540
126,469	Ameriprise Financial, Inc.	12,120,789
73,569	Anworth Mortgage Asset Corp. REIT	361,960
93,125	Arch Capital Group Ltd. (Bermuda)(b)	6,763,669
27,987	ARMOUR Residential REIT, Inc. REIT(c)	595,563
47,242	Assurant, Inc.	3,921,558
102,477	Assured Guaranty Ltd.	2,745,359
70,873	Axis Capital Holdings Ltd.	3,939,121
20,316	Capital Bank Financial Corp., Class A	607,245
18,310	Cash America International, Inc.	784,584
23,698	Central Pacific Financial Corp.	581,312
143,185	Chimera Investment Corp. REIT	2,402,644
136,602	CNO Financial Group, Inc.	2,372,777
81,006	Cowen Group, Inc., Class A(b)(c)	252,739
314,410	Discover Financial Services	17,871,064
37,449	Dynex Capital, Inc. REIT	262,892
5,684	FBR & Co.	85,658
132,305	Fulton Financial Corp.	1,805,963
59,122	Hancock Holding Co.	1,713,947
300,041	Hartford Financial Services Group, Inc. (The)	11,956,634
33,587	Hersha Hospitality Trust REIT	634,794
13,789	HomeTrust Bancshares, Inc.(b)	253,442
66,744	KCG Holdings, Inc., Class A(b)	1,009,837
80,171	Legg Mason, Inc.	2,737,038
258,573	Loews Corp.	10,686,822
104,708	MBIA, Inc.(b)	883,736
148,196	Moody’s Corp.	15,710,258
73,604	MSCI, Inc.	6,332,888
22,077	National Bank Holdings Corp., Class A	442,202
252,088	Navient Corp.	3,579,650
36,888	Northfield Bancorp, Inc.	550,738
110,683	Piedmont Office Realty Trust, Inc., Class A REIT	2,428,385
12,276	Piper Jaffray Cos.(b)	507,490
35,883	Primerica, Inc.	1,848,333
40,574	ProAssurance Corp.	2,096,053

Schedule of Investments(a)

966,139	Regions Financial Corp.	$8,859,495
56,696	St. Joe Co. (The)(b)	1,044,907
220,497	Travelers Cos., Inc. (The)	25,626,161
62,193	Validus Holdings Ltd.	3,074,200
155,562	Voya Financial, Inc.	3,987,054
23,545	Walker & Dunlop, Inc.(b)	557,310
69,461	Washington Federal, Inc.	1,736,525
22,224	Waterstone Financial, Inc.	348,472
3,864	White Mountains Insurance Group Ltd.	3,173,580
6,704	World Acceptance Corp.(b)	291,356

		258,344,050

	Health Care - 8.8%
164,636	AmerisourceBergen Corp.	14,025,341
1,389	Atrion Corp.	662,275
167,074	Biogen, Inc.(b)	48,439,765
9,980	Cutera, Inc.(b)	107,684
482,444	Express Scripts Holding Co.(b)	36,699,515
298,263	HCA Holdings, Inc.(b)	23,005,025
18,885	Magellan Health, Inc.(b)	1,293,056
70,952	MEDNAX, Inc.(b)	4,889,302
23,442	PharMerica Corp.(b)	622,620
18,154	Triple-S Management Corp., Class B(b)	451,127

		130,195,710

	Industrials - 22.8%
26,504	AAR Corp.	640,337
81,608	ACCO Brands Corp.(b)	917,274
44,910	Actuant Corp., Class A	1,066,613
62,905	AGCO Corp.	3,029,505
440,979	American Airlines Group, Inc.	15,654,755
14,921	American Railcar Industries, Inc.(c)	626,831
5,446	American Science & Engineering, Inc.	201,012
72,140	Avis Budget Group, Inc.(b)	2,649,702
485,858	Boeing Co. (The)	64,939,780
81,613	Cintas Corp.	8,754,627
12,526	CIRCOR International, Inc.	713,230
6,841	CRA International, Inc.(b)	188,948
239,690	Deere & Co.(c)	18,626,310
588,504	Delta Air Lines, Inc.	22,804,530
48,021	DigitalGlobe, Inc.(b)	1,294,646
118,335	Dover Corp.	8,452,669
490,693	Emerson Electric Co.	27,429,739
16,570	EnPro Industries, Inc.	758,078
22,390	Esterline Technologies Corp.(b)	1,361,984
106,193	Fluor Corp.	5,683,449
42,419	Graco, Inc.	3,139,430
35,540	Griffon Corp.	609,156
274,096	Illinois Tool Works, Inc.	31,630,678
92,994	Jacobs Engineering Group, Inc.(b)	4,977,039
21,187	Kforce, Inc.	378,400
41,084	Kirby Corp.(b)	2,238,667
58,694	L-3 Communications Holdings, Inc.	8,899,771
33,259	Lennox International, Inc.	5,215,011
52,482	Lincoln Electric Holdings, Inc.	3,257,033
8,217	Lindsay Corp.(c)	576,505
54,531	ManpowerGroup, Inc.	3,784,451
253,791	Masco Corp.	9,258,296
18,228	McGrath RentCorp	580,926
68,046	Meritor, Inc.(b)	570,226
25,055	Moog, Inc., Class A(b)	1,379,779
43,514	Nordson Corp.	3,841,851
137,634	Northrop Grumman Corp.	29,815,653
55,958	Oshkosh Corp.	3,082,726
5,005	P.A.M. Transportation Services, Inc.(b)	100,250
102,725	Parker-Hannifin Corp.	11,730,168
8,692	Powell Industries, Inc.	320,213
26,127	Quanex Building Products Corp.	522,279
109,954	Quanta Services, Inc.(b)	2,814,822

44,186	Tetra Tech, Inc.	$1,455,045
60,425	Timken Co. (The)	2,021,216
67,503	United Rentals, Inc.(b)	5,377,964
21,673	Universal Logistics Holdings, Inc.	324,011
17,304	Valmont Industries, Inc.	2,265,959
46,772	W.W. Grainger, Inc.	10,236,052
32,189	WESCO International, Inc.(b)	1,794,215

		337,991,811

	Information Technology - 15.1%
37,352	ADTRAN, Inc.	679,806
830,705	Applied Materials, Inc.	21,839,235
62,442	Aspen Technology, Inc.(b)	2,615,695
820,182	Corning, Inc.	18,224,444
76,598	Cree, Inc.(b)	2,190,703
25,312	DST Systems, Inc.	3,121,729
24,989	Ebix, Inc.(c)	1,332,414
19,910	EMCORE Corp.	129,017
169,575	Fiserv, Inc.(b)	18,714,297
62,926	Gartner, Inc.(b)	6,308,332
27,997	Insight Enterprises, Inc.(b)	744,720
195,157	Intuit, Inc.	21,660,475
292,840	Juniper Networks, Inc.	6,644,540
53,679	Kulicke & Soffa Industries, Inc. (Singapore)(b)	674,208
133,174	Motorola Solutions, Inc.	9,239,612
213,622	NetApp, Inc.	5,628,940
24,839	NETGEAR, Inc.(b)	1,277,470
316,367	ON Semiconductor Corp.(b)	3,173,161
25,422	Plantronics, Inc.	1,226,357
1,120,361	QUALCOMM, Inc.	70,112,191
95,843	Rackspace Hosting, Inc.(b)	2,245,602
63,734	Rovi Corp.(b)	1,198,837
23,555	Rudolph Technologies, Inc.(b)	415,039
19,574	ScanSource, Inc.(b)	803,121
26,847	Tech Data Corp.(b)	2,092,187
99,153	Teradata Corp.(b)	2,813,962
154,967	Teradyne, Inc.	3,060,598
20,387	Ultratech, Inc.(b)	498,258
82,738	VeriSign, Inc.(b)(c)	7,165,938
772,630	Xerox Corp.	7,958,089

		223,788,977

	Materials - 4.5%
35,535	Carpenter Technology Corp.	1,394,749
48,785	Chemtura Corp.(b)	1,370,371
13,048	Clearwater Paper Corp.(b)	820,850
14,791	Innophos Holdings, Inc.	636,900
23,523	Kraton Performance Polymers, Inc.(b)	703,573
333,188	Monsanto Co.	35,574,483
266,810	Mosaic Co. (The)	7,203,870
64,101	PolyOne Corp.	2,248,022
55,171	Reliance Steel & Aluminum Co.	4,327,613
68,269	Resolute Forest Products, Inc.(b)	376,845
150,365	Sealed Air Corp.	7,094,221
34,191	Sensient Technologies Corp.	2,524,321
47,634	Worthington Industries, Inc.	2,110,662

		66,386,480

	Telecommunication Services - 0.0%
26,915	General Communication, Inc., Class A(b)	414,222

	Utilities - 0.9%
502,630	AES Corp. (The)	6,207,480
273,835	Calpine Corp.(b)	3,762,493
240,184	NRG Energy, Inc.	3,324,147

		13,294,120

Schedule of Investments(a)

	Total Common Stocks and Other Equity Interests (Cost $1,380,853,633)	$1,479,413,118

	Money Market Fund - 0.0%
72,080	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $72,080)	72,080

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,380,925,713) - 100.0%	1,479,485,198

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.8%
41,324,103	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $41,324,103)	41,324,103

	Total Investments (Cost $1,422,249,816)(f) - 102.8%	1,520,809,301
	Other assets less liabilities - (2.8)%	(41,419,897)

	Net Assets - 100.0%	$1,479,389,404

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,428,629,502. The net unrealized appreciation was $92,179,799, which consisted of aggregate gross unrealized appreciation of $176,496,575 and aggregate gross unrealized depreciation of $84,316,776.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dividend Achievers™ Portfolio (PFM)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 7.4%
3,103	Aaron’s, Inc.	$74,317
13,839	Best Buy Co., Inc.	464,990
844	Bob Evans Farms, Inc.	31,042
1,021	Cracker Barrel Old Country Store, Inc.	160,716
16,991	Gap, Inc. (The)	438,198
6,390	Genuine Parts Co.	653,314
5,325	Hasbro, Inc.	432,550
1,131	International Speedway Corp., Class A	38,194
2,058	John Wiley & Sons, Inc., Class A	118,747
5,736	Leggett & Platt, Inc.	301,542
37,841	Lowe’s Cos., Inc.	3,113,557
37,488	McDonald’s Corp.	4,410,463
1,605	Meredith Corp.	87,440
1,375	Monro Muffler Brake, Inc.	86,102
56,860	NIKE, Inc., Class B	3,155,730
2,757	Polaris Industries, Inc.	272,254
17,159	Ross Stores, Inc.	1,060,941
1,497	Stonemor Partners LP	39,476
25,165	Target Corp.	1,895,679
5,382	Tiffany & Co.	347,247
28,232	TJX Cos., Inc. (The)	2,307,119
17,808	VF Corp.	1,111,753
17,400	Yum! Brands, Inc.	1,555,908

		22,157,279

	Consumer Staples - 23.2%
83,548	Altria Group, Inc.	5,656,200
1,203	Andersons, Inc. (The)	44,487
25,093	Archer-Daniels-Midland Co.	1,131,192
4,933	Brown-Forman Corp., Class B	484,371
5,952	Bunge Ltd.	391,880
1,665	Casey’s General Stores, Inc.	222,344
5,480	Church & Dwight Co., Inc.	538,355
5,523	Clorox Co. (The)	723,900
184,749	Coca-Cola Co. (The)	8,060,599
38,136	Colgate-Palmolive Co.	2,838,462
18,749	Costco Wholesale Corp.	3,135,208
45,865	CVS Health Corp.	4,252,603
8,833	Flowers Foods, Inc.	162,439
25,384	General Mills, Inc.	1,824,856
22,630	Hormel Foods Corp.	845,231
794	J & J Snack Foods Corp.	96,558
5,111	JM Smucker Co. (The)	787,912
14,948	Kellogg Co.	1,236,349
15,379	Kimberly-Clark Corp.	1,992,349
1,169	Lancaster Colony Corp.	151,923
4,923	McCormick & Co., Inc.	503,377
2,387	Nu Skin Enterprises, Inc., Class A	127,466
61,683	PepsiCo, Inc.	6,718,512
113,673	Procter & Gamble Co. (The)	9,729,272
60,953	Reynolds American, Inc.	3,051,307
24,065	Sysco Corp.	1,246,326
1,633	Tootsie Roll Industries, Inc., Class A	60,633
969	Universal Corp.	57,471
5,286	Vector Group Ltd.	116,768
46,131	Walgreens Boots Alliance, Inc.	3,655,882

134,040	Wal-Mart Stores, Inc.	$9,780,899

		69,625,131

	Energy - 10.1%
3,172	Alliance Resource Partners LP	61,061
5,564	Buckeye Partners LP	400,942
80,486	Chevron Corp.	8,248,205
88,890	Enterprise Products Partners LP	2,530,698
23,499	EOG Resources, Inc.	1,919,868
128,095	Exxon Mobil Corp.	11,394,050
4,695	Genesis Energy LP	170,804
4,614	Helmerich & Payne, Inc.	285,930
2,503	Holly Energy Partners LP	90,108
9,727	Magellan Midstream Partners LP	708,709
7,353	Murphy Oil Corp.	201,693
32,615	Occidental Petroleum Corp.	2,437,319
9,089	ONEOK Partners LP	365,651
8,973	ONEOK, Inc.	401,901
16,985	Plains All American Pipeline LP	473,202
12,225	Sunoco Logistics Partners LP	353,058
2,777	TC PipeLines LP	154,651
689	TransMontaigne Partners LP	27,808

		30,225,658

	Financials - 7.1%
1,102	1st Source Corp.	37,038
17,679	Aflac, Inc.	1,277,838
3,511	American Equity Investment Life Holding Co.	55,930
3,699	American Financial Group, Inc.	270,397
7,081	Ameriprise Financial, Inc.	678,643
2,642	Assurant, Inc.	219,312
3,964	Axis Capital Holdings Ltd.	220,319
664	BancFirst Corp.	43,538
3,875	Bank of the Ozarks, Inc.	139,461
2,822	BOK Financial Corp.	184,079
5,980	Brown & Brown, Inc.	219,227
19,835	Chubb Ltd.	2,484,532
7,024	Cincinnati Financial Corp.	524,693
4,119	Commerce Bancshares, Inc.	194,788
1,881	Community Bank System, Inc.	83,009
749	Community Trust Bancorp, Inc.	26,050
2,644	Cullen/Frost Bankers, Inc.	179,501
6,804	Digital Realty Trust, Inc. REIT	710,746
4,844	Eaton Vance Corp.	183,152
3,609	Equity LifeStyle Properties, Inc. REIT	296,804
1,971	Erie Indemnity Co., Class A	192,547
2,791	Essex Property Trust, Inc. REIT	652,759
1,744	FactSet Research Systems, Inc.	299,898
3,025	Federal Realty Investment Trust REIT	513,343
24,979	Franklin Resources, Inc.	903,990
1,832	Hanover Insurance Group, Inc. (The)	150,847
19,947	HCP, Inc. REIT	782,521
472	Infinity Property & Casualty Corp.	38,723
17,820	Invesco Ltd.(b)	519,988
2,357	Mercury General Corp.	130,507
1,639	National Health Investors, Inc. REIT	128,776
6,151	National Retail Properties, Inc. REIT	326,987
11,196	Old Republic International Corp.	216,978
8,036	OMEGA Healthcare Investors, Inc. REIT	277,242
13,275	People’s United Financial, Inc.	201,249
2,967	Prosperity Bancshares, Inc.	151,584
11,002	Realty Income Corp. REIT	786,313
1,838	RenaissanceRe Holdings Ltd. (Bermuda)	216,002
1,863	RLI Corp.	127,001
11,299	S&P Global, Inc.	1,380,738
6,918	SEI Investments Co.	311,310
1,119	Southside Bancshares, Inc.	34,230
10,600	T. Rowe Price Group, Inc.	749,314

Schedule of Investments(a)

4,101	Tanger Factory Outlet Centers, Inc. REIT	$171,176
640	Tompkins Financial Corp.	46,554
5,153	Torchmark Corp.	318,816
12,487	Travelers Cos., Inc. (The)	1,451,239
2,111	UMB Financial Corp.	116,971
2,973	United Bankshares, Inc.	113,866
568	Universal Health Realty Income Trust REIT	33,893
1,129	Urstadt Biddle Properties, Inc., Class A REIT	27,886
5,236	W.R. Berkley Corp.	304,683
15,246	Welltower, Inc. REIT	1,209,465
1,087	Westamerica Bancorp.	51,132
373	Westwood Holdings Group, Inc.	20,000
4,478	WP Carey, Inc. REIT	325,327

		21,312,912

	Health Care - 9.4%
62,739	Abbott Laboratories	2,807,570
9,218	AmerisourceBergen Corp.	785,281
77	Atrion Corp.	36,714
9,062	Becton, Dickinson and Co.	1,594,912
3,128	C.R. Bard, Inc.	699,827
13,914	Cardinal Health, Inc.	1,163,210
101,189	Johnson & Johnson	12,671,898
59,831	Medtronic PLC	5,242,991
652	National Healthcare Corp.	42,119
2,678	Owens & Minor, Inc.	95,631
6,117	Perrigo Co. PLC	559,033
3,668	STERIS PLC	260,245
15,970	Stryker Corp.	1,856,992
3,117	West Pharmaceutical Services, Inc.	250,233

		28,066,656

	Industrials - 13.4%
25,901	3M Co.	4,619,702
3,175	A.O. Smith Corp.	294,926
2,393	ABM Industries, Inc.	89,044
1,993	Brady Corp., Class A	64,055
6,096	C.H. Robinson Worldwide, Inc.	424,403
2,739	Carlisle Cos., Inc.	282,911
24,935	Caterpillar, Inc.	2,063,621
4,570	Cintas Corp.	490,224
2,069	CLARCOR, Inc.	128,816
2,488	Crane Co.	155,002
40,820	CSX Corp.	1,156,431
7,275	Cummins, Inc.	893,152
13,421	Deere & Co.	1,042,946
5,677	Donaldson Co., Inc.	205,110
6,625	Dover Corp.	473,224
27,474	Emerson Electric Co.	1,535,797
7,775	Expeditors International of Washington, Inc.	384,318
12,336	Fastenal Co.	527,364
11,463	FedEx Corp.	1,855,860
1,970	Franklin Electric Co., Inc.	76,278
843	G&K Services, Inc., Class A	67,617
13,052	General Dynamics Corp.	1,917,208
1,112	Gorman-Rupp Co. (The)	30,124
2,372	Graco, Inc.	175,552
3,087	Healthcare Services Group, Inc.	119,806
15,347	Illinois Tool Works, Inc.	1,771,044
3,844	ITT, Inc.	121,893
4,811	J.B. Hunt Transport Services, Inc.	399,938
3,283	L-3 Communications Holdings, Inc.	497,801
2,935	Lincoln Electric Holdings, Inc.	182,146
460	Lindsay Corp.	32,274
13,002	Lockheed Martin Corp.	3,285,995
1,408	Matthews International Corp., Class A	84,635

1,020	McGrath RentCorp	$32,507
1,597	MSA Safety, Inc.	89,240
2,051	MSC Industrial Direct Co., Inc., Class A	147,323
2,433	Nordson Corp.	214,810
12,630	Norfolk Southern Corp.	1,133,921
7,706	Northrop Grumman Corp.	1,669,351
5,751	Parker-Hannifin Corp.	656,707
1,543	Raven Industries, Inc.	32,033
12,683	Raytheon Co.	1,769,659
1,908	Regal Beloit Corp.	116,407
14,686	Republic Services, Inc.	752,804
5,608	Robert Half International, Inc.	204,916
9,339	Rollins, Inc.	263,173
4,322	Roper Technologies, Inc.	736,296
2,291	Ryder System, Inc.	150,977
6,411	Stanley Black & Decker, Inc.	780,219
754	Tennant Co.	48,316
2,323	Toro Co. (The)	213,600
35,737	United Technologies Corp.	3,847,088
968	Valmont Industries, Inc.	126,760
2,616	W.W. Grainger, Inc.	572,512
18,972	Waste Management, Inc.	1,254,429

		40,262,265

	Information Technology - 11.4%
26,638	Accenture PLC, Class A	3,005,033
13,125	Analog Devices, Inc.	837,769
19,454	Automatic Data Processing, Inc.	1,730,433
620	Badger Meter, Inc.	43,239
480	Cass Information Systems, Inc.	24,945
1,876	Daktronics, Inc.	12,138
5,326	Harris Corp.	461,338
40,995	International Business Machines Corp.	6,584,617
3,365	Jack Henry & Associates, Inc.	300,326
10,210	Linear Technology Corp.	612,498
12,142	Maxim Integrated Products, Inc.	495,151
155	Mesa Laboratories, Inc.	17,922
9,173	Microchip Technology, Inc.	510,386
215,152	Microsoft Corp.	12,194,815
62,729	QUALCOMM, Inc.	3,925,581
42,885	Texas Instruments, Inc.	2,991,229
10,836	Xilinx, Inc.	553,503

		34,300,923

	Materials - 4.2%
9,227	Air Products & Chemicals, Inc.	1,378,698
4,795	Albemarle Corp.	403,595
2,694	AptarGroup, Inc.	210,617
4,040	Bemis Co., Inc.	206,202
1,442	Compass Minerals International, Inc.	100,349
12,525	Ecolab, Inc.	1,482,710
2,133	H.B. Fuller Co.	99,313
3,400	International Flavors & Fragrances, Inc.	453,050
18,656	Monsanto Co.	1,991,901
13,577	Nucor Corp.	728,270
11,362	PPG Industries, Inc.	1,189,715
12,182	Praxair, Inc.	1,419,690
2,784	Royal Gold, Inc.	235,359
5,673	RPM International, Inc.	307,817
1,912	Sensient Technologies Corp.	141,163
3,950	Sherwin-Williams Co. (The)	1,183,934
2,580	Silgan Holdings, Inc.	127,916
4,299	Sonoco Products Co.	218,948
953	Stepan Co.	61,288
3,381	Valspar Corp. (The)	359,975
5,564	Westlake Chemical Corp.	254,497

		12,555,007

Schedule of Investments(a)

	Telecommunication Services - 7.1%
262,889	AT&T, Inc.	$11,380,465
689	Atn International, Inc.	50,655
4,349	Telephone & Data Systems, Inc.	136,950
174,076	Verizon Communications, Inc.	9,645,551

		21,213,621

	Utilities - 6.6%
9,699	Alliant Energy Corp.	390,385
1,559	American States Water Co.	67,349
3,964	AmeriGas Partners LP	197,764
7,570	Aqua America, Inc.	262,225
4,366	Atmos Energy Corp.	348,363
2,696	Avista Corp.	117,276
2,200	Black Hills Corp.	138,710
2,047	California Water Service Group	69,045
18,390	CenterPoint Energy, Inc.	439,889
654	Chesapeake Utilities Corp.	41,902
479	Connecticut Water Service, Inc.	24,453
12,933	Consolidated Edison, Inc.	1,035,675
26,315	Dominion Resources, Inc.	2,053,096
29,419	Duke Energy Corp.	2,517,972
13,914	Edison International	1,076,665
13,546	Eversource Energy	792,305
8,340	MDU Resources Group, Inc.	200,577
1,479	MGE Energy, Inc.	83,046
3,623	National Fuel Gas Co.	204,736
3,671	New Jersey Resources Corp.	136,708
19,706	NextEra Energy, Inc.	2,528,083
1,173	Northwest Natural Gas Co.	76,175
2,061	NorthWestern Corp.	125,185
28,908	PPL Corp.	1,090,121
6,103	SCANA Corp.	457,359
871	SJW Corp.	36,895
3,390	South Jersey Industries, Inc.	108,073
40,080	Southern Co. (The)	2,144,280
1,934	Spire, Inc.	134,220
7,374	UGI Corp.	333,747
3,533	Vectren Corp.	182,762
13,480	WEC Energy Group, Inc.	874,987
6,050	Westar Energy, Inc.	336,198
2,147	WGL Holdings, Inc.	151,986
21,691	Xcel Energy, Inc.	953,970

		19,732,182

	Total Investments (Cost $231,253,758)(c) - 99.9%	299,451,634
	Other assets less liabilities - 0.1%	209,637

	Net Assets - 100.0%	$299,661,271

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Ltd.	$558,707	$4,146	$(9,969)	$(32,298)	$(598)	$519,988	$5,050
(c)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $234,063,418. The net unrealized appreciation was $65,388,216, which consisted of aggregate gross unrealized appreciation of $72,358,814 and aggregate gross unrealized depreciation of $6,970,598.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Financial Preferred Portfolio (PGF)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.6%
	Banks - 71.2%
668,940	Bank of America Corp., 6.00%, Series EE	$17,713,531
987,535	Bank of America Corp., 6.20%, Series CC	26,327,683
578,196	Bank of America Corp., 6.20%, Series D	14,957,930
77,959	Bank of America Corp., 6.38%, Series 3	2,020,697
1,091,644	Bank of America Corp., 6.50%, Series Y(b)	29,845,547
1,182,581	Bank of America Corp., 6.63%, Series W	32,615,584
581,918	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	14,949,473
816,207	Barclays Bank PLC, 7.10%, Series 3 (United Kingdom)(b)	20,992,844
2,140,659	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	55,956,826
63,772	BB&T Corp., 5.20%, Series G(b)	1,700,799
379,516	BB&T Corp., 5.63%(b)	10,368,377
1,906,413	BB&T Corp., 5.63%, Series E	50,176,790
461,822	BB&T Corp., 5.85%	12,409,157
345,796	Citigroup, Inc., 5.80%, Series C	9,115,183
732,587	Citigroup, Inc., 6.30%, Series S(b)	19,633,332
1,224,554	Citigroup, Inc., 6.88%, Series K(b)	36,454,973
954,158	Citigroup, Inc., 7.13%, Series J	28,701,073
424,007	Fifth Third Bancorp, 6.63%, Series I	13,148,457
320,177	First Niagara Financial Group, Inc., 8.63%, Series B	8,289,382
4,545,465	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	121,954,826
1,606,156	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	44,715,383
392,315	Huntington Bancshares, Inc., 6.25%, Series D	10,871,049
833,001	ING Groep NV, 6.13% (Netherlands)	21,674,686
181,067	ING Groep NV, 6.20% (Netherlands)	4,680,582
1,482,541	ING Groep NV, 6.38% (Netherlands)	38,768,447
784,688	JPMorgan Chase & Co., 5.45%, Series P(b)	20,284,185
1,210,187	JPMorgan Chase & Co., 5.50%, Series O(b)	31,331,741
1,213,307	JPMorgan Chase & Co., 6.10%, Series AA(b)	32,892,753
1,307,965	JPMorgan Chase & Co., 6.13%, Series Y(b)	35,445,851
1,319,305	JPMorgan Chase & Co., 6.15%, Series BB	35,977,447
129,764	JPMorgan Chase & Co., 6.30%, Series W	3,556,831
639,813	JPMorgan Chase & Co., 6.70%, Series T	17,844,385
325,070	KKR Financial Holdings LLC, 7.38%, Series A	8,552,592
1,669,188	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	50,609,780
429,936	Regions Financial Corp., 6.38%, Series A	11,573,877
479,237	Regions Financial Corp., 6.38%, Series B(b)	13,869,119
529,644	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	13,267,582
141,352	Royal Bank of Scotland Group PLC, 6.13%, Series R (United Kingdom)(b)	3,560,657
484,319	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	12,301,703

1,116,080	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	$28,616,291
428,628	SunTrust Banks, Inc., 5.88%, Series E(b)	11,324,352
758,179	U.S. Bancorp, 5.15%, Series H(b)	20,516,324
489,113	U.S. Bancorp, 6.00%, Series G	12,731,611
1,072,917	U.S. Bancorp, 6.50%, Series F	32,906,364
972,486	Wells Fargo & Co., 5.20%	25,644,456
461,815	Wells Fargo & Co., 5.25%, Series P	12,233,479
874,560	Wells Fargo & Co., 5.50%, Series X	23,175,840
950,034	Wells Fargo & Co., 5.70%, Series W	25,555,915
1,528,818	Wells Fargo & Co., 5.85%	42,684,599
550,540	Wells Fargo & Co., 6.00%, Series T	15,040,753
668,809	Wells Fargo & Co., 6.00%, Series V(b)	18,492,569
194,215	Wells Fargo & Co., 6.63%	5,873,062
2,027,967	Wells Fargo & Co., 8.00%, Series J	57,290,068

		1,271,196,797

	Capital Markets - 16.4%
552,639	Bank of New York Mellon Corp. (The), 5.20%	14,606,249
536,167	Charles Schwab Corp. (The), 5.95%, Series D	14,739,231
453,111	Charles Schwab Corp. (The), 6.00%, Series B	12,184,155
560,136	Charles Schwab Corp. (The), 6.00%, Series C(b)	15,622,193
967,163	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	26,181,102
907,040	Goldman Sachs Group, Inc. (The), 5.95%	23,465,125
477,739	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	12,554,981
280,458	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	7,589,193
425,879	Goldman Sachs Group, Inc. (The), 6.38%, Series K	12,205,692
706,397	Morgan Stanley, 6.38%, Series I	19,786,180
377,910	Morgan Stanley, 6.63%, Series G	10,354,734
902,493	Morgan Stanley, 6.88%, Series F	26,623,543
908,199	Morgan Stanley, 7.13%, Series E	27,391,282
350,868	Northern Trust Corp., 5.85%, Series C	9,697,992
611,322	State Street Corp., 5.25%, Series C	16,083,882
275,729	State Street Corp., 5.35%, Series G	7,629,421
719,323	State Street Corp., 5.90%, Series D	21,169,676
535,882	State Street Corp., 6.00%, Series E	15,026,131

		292,910,762

	Consumer Finance - 4.6%
410,000	Capital One Financial Corp., 5.20%, Series G	10,266,400
890,077	Capital One Financial Corp., 6.00%, Series B	23,248,811
493,252	Capital One Financial Corp., 6.20%, Series F(b)	13,554,565
409,614	Capital One Financial Corp., 6.25%, Series C	11,149,693
290,700	Capital One Financial Corp., 6.70%, Series D(b)	8,328,555
552,437	Discover Financial Services, 6.50%, Series B	14,727,971

		81,275,995

	Insurance - 7.4%
819,309	Aegon NV, 6.38% (Netherlands)	21,228,296
282,638	Aegon NV, 6.50% (Netherlands)	7,501,213
333,003	Allstate Corp. (The), 5.63%(b)	9,154,253
133,982	Allstate Corp. (The), 6.25%, Series F(b)	3,834,565
730,778	Allstate Corp. (The), 6.63%, Series E	20,688,325
325,098	Allstate Corp. (The), 6.75%, Series C	9,034,473
310,732	Arch Capital Group Ltd., 6.75%, Series C (Bermuda)	8,560,667

Schedule of Investments(a)

249,260	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	$7,213,584
375,911	Axis Capital Holdings Ltd., 6.88%, Series C	9,916,532
409,084	PartnerRe Ltd., 7.25%, Series H (Bermuda)	12,472,971
352,922	Prudential PLC, 6.50% (United Kingdom)	9,483,014
211,936	Prudential PLC, 6.75% (United Kingdom)	5,739,227
289,425	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)(b)	7,597,406

		132,424,526

	Total Preferred Stocks and Other Equity Interests (Cost $1,635,836,786)	1,777,808,080

	Money Market Fund - 0.1%
2,055,286	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $2,055,286)	2,055,286

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,637,892,072) - 99.7%	1,779,863,366

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
18,710,870	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(c)(d) (Cost $18,710,870)	18,710,870

	Total Investments (Cost $1,656,602,942)(e) - 100.8%	1,798,574,236
	Other assets less liabilities - (0.8)%	(14,206,377)

	Net Assets - 100.0%	$1,784,367,859

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,661,800,166. The net unrealized appreciation was $136,774,070, which consisted of aggregate gross unrealized appreciation of $143,804,823 and aggregate gross unrealized depreciation of $7,030,753.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	18.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares High Yield Equity

Dividend Achievers™ Portfolio (PEY)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Banks - 9.8%
225,267	BOK Financial Corp.(b)	$14,694,166
387,101	Community Bank System, Inc.	17,082,767
254,718	Cullen/Frost Bankers, Inc.(b)	17,292,805
1,427,522	People’s United Financial, Inc.	21,641,234
439,070	United Bankshares, Inc.(b)	16,816,381
350,555	Westamerica Bancorp.(b)	16,490,107

		104,017,460

	Capital Markets - 3.1%
423,094	Eaton Vance Corp.	15,997,184
591,752	Invesco Ltd.(c)	17,267,323

		33,264,507

	Diversified Telecommunication Services - 5.1%
663,563	AT&T, Inc.	28,725,642
463,871	Verizon Communications, Inc.	25,703,092

		54,428,734

	Electric Utilities - 6.7%
288,662	Duke Energy Corp.	24,706,581
543,275	PPL Corp.	20,486,900
479,046	Southern Co. (The)	25,628,961

		70,822,442

	Electrical Equipment - 2.0%
374,837	Emerson Electric Co.	20,953,388

	Energy Equipment & Services - 2.3%
393,648	Helmerich & Payne, Inc.(b)	24,394,367

	Food Products - 4.5%
339,469	Archer-Daniels-Midland Co.	15,303,263
883,107	Flowers Foods, Inc.	16,240,338
193,592	Kellogg Co.	16,011,994

		47,555,595

	Gas Utilities - 5.5%
279,594	National Fuel Gas Co.	15,799,857
331,680	Northwest Natural Gas Co.	21,539,299
660,612	South Jersey Industries, Inc.	21,060,311

		58,399,467

	Household Products - 1.7%
216,664	Procter & Gamble Co. (The)	18,544,272

	Insurance - 4.5%
479,364	Mercury General Corp.	26,542,385
1,082,653	Old Republic International Corp.	20,981,815

		47,524,200

	IT Services - 1.8%
120,055	International Business Machines Corp.	19,283,234

	Machinery - 4.3%
313,546	Caterpillar, Inc.	25,949,067
159,312	Cummins, Inc.	19,558,734

		45,507,801

	Media - 2.1%
416,169	Meredith Corp.	$22,672,887

	Metals & Mining - 3.3%
238,704	Compass Minerals International, Inc.	16,611,411
340,056	Nucor Corp.	18,240,604

		34,852,015

	Multi-Utilities - 11.3%
445,101	Avista Corp.	19,361,893
1,065,090	CenterPoint Energy, Inc.	25,476,953
263,322	Consolidated Edison, Inc.	21,086,826
757,335	MDU Resources Group, Inc.	18,213,907
242,056	SCANA Corp.	18,139,677
342,666	Vectren Corp.	17,726,112

		120,005,368

	Oil, Gas & Consumable Fuels - 10.8%
224,601	Chevron Corp.	23,017,110
198,556	Exxon Mobil Corp.	17,661,556
784,348	Murphy Oil Corp.	21,514,666
282,175	Occidental Petroleum Corp.	21,086,938
701,106	ONEOK, Inc.	31,402,538

		114,682,808

	Personal Products - 2.4%
484,932	Nu Skin Enterprises, Inc., Class A(b)	25,895,369

	Road & Rail - 1.5%
178,814	Norfolk Southern Corp.	16,053,921

	Semiconductors & Semiconductor Equipment - 5.8%
445,762	Maxim Integrated Products, Inc.	18,178,174
287,610	Microchip Technology, Inc.	16,002,620
434,808	QUALCOMM, Inc.	27,210,285

		61,391,079

	Specialty Retail - 3.7%
1,521,628	Gap, Inc. (The)	39,242,786

	Tobacco - 7.7%
292,769	Altria Group, Inc.	19,820,461
375,713	Universal Corp.	22,283,538
1,813,795	Vector Group Ltd.	40,066,732

		82,170,731

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $958,557,297) - 99.9%	1,061,662,431

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.7%
59,939,205	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $59,939,205)	59,939,205

	Total Investments (Cost $1,018,496,502)(f) - 105.6%	1,121,601,636
	Other assets less liabilities - (5.6)%	(59,304,259)

	Net Assets - 100.0%	$1,062,297,377

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Invesco Ltd.	$14,243,668	5,350,324	$(1,547,932)	$(588,018)	$(190,719)	$17,267,323	$135,367

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,023,110,813. The net unrealized appreciation was $98,490,823, which consisted of aggregate gross unrealized appreciation of $105,624,955 and aggregate gross unrealized depreciation of $7,134,132.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Dividend Achievers™

Portfolio (PID)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 7.1%
505,921	BHP Billiton Ltd. ADR(a)	$15,020,795
642,091	BHP Billiton PLC ADR(a)	16,411,846
676,326	Westpac Banking Corp. ADR(a)	15,954,530

		47,387,171

	Belgium - 1.1%
59,389	Anheuser-Busch InBev NV ADR	7,687,312

	Bermuda - 2.9%
1,882,332	Teekay LNG Partners LP(a)	19,199,786

	Brazil - 1.0%
289,618	Ultrapar Participacoes SA ADR	6,594,602

	Canada - 29.3%
101,479	Agrium, Inc.	9,210,234
209,376	Bank of Nova Scotia (The)	10,630,020
223,294	BCE, Inc.	10,693,550
283,836	Brookfield Infrastructure Partners LP(a)	13,357,322
134,898	Canadian Imperial Bank of Commerce	10,245,503
66,868	Canadian National Railway Co.	4,226,726
187,710	Canadian Natural Resources Ltd.	5,674,473
222,380	Enbridge, Inc.	9,146,489
49,359	Franco-Nevada Corp.	3,802,124
97,439	Imperial Oil Ltd.(a)	2,990,403
134,988	Magna International, Inc.	5,206,487
239,438	Methanex Corp.	6,709,053
381,817	Pembina Pipeline Corp.	11,122,329
1,229,597	Potash Corp. of Saskatchewan, Inc.	19,181,713
141,018	Ritchie Bros. Auctioneers, Inc.	4,681,798
238,077	Rogers Communications, Inc., Class B	10,515,861
155,618	Royal Bank of Canada	9,486,473
579,738	Shaw Communications, Inc., Class B	11,757,087
270,417	Suncor Energy, Inc.	7,276,922
307,941	TELUS Corp.(a)	10,300,626
194,309	Toronto-Dominion Bank (The)(a)	8,466,043
221,462	TransCanada Corp.	10,264,764

		194,946,000

	Colombia - 1.3%
251,783	Bancolombia SA (Preference Shares) ADR	8,600,907

	Denmark - 0.6%
71,970	Novo Nordisk A/S, Class B ADR	4,100,131

	France - 1.5%
231,149	Sanofi ADR	9,853,882

	Germany - 1.0%
56,494	Fresenius Medical Care AG & Co. KGaA ADR(a)	2,578,951
46,846	SAP SE ADR(a)	4,093,872

		6,672,823

	Hong Kong - 3.5%
1,574,738	Seaspan Corp.(a)	$23,621,070

	India - 2.8%
56,379	Axis Bank Ltd. GDR(b)	2,300,263
21,349	HDFC Bank Ltd. ADR	1,478,845
715,042	ICICI Bank Ltd. ADR	5,420,019
240,319	Infosys Ltd. ADR	3,948,441
121,554	Larsen & Toubro Ltd. GDR(b)	2,826,131
91,874	Reliance Industries Ltd. GDR(b)	2,770,001

		18,743,700

	Israel - 1.0%
119,241	Teva Pharmaceutical Industries Ltd. ADR	6,379,393

	Italy - 0.6%
78,881	Luxottica Group SpA ADR	3,831,250

	Japan - 1.9%
117,697	Nippon Telegraph & Telephone Corp. ADR	5,582,369
44,177	ORIX Corp. ADR	3,099,900
35,913	Toyota Motor Corp. ADR	4,007,891

		12,690,160

	Mexico - 2.2%
500,852	America Movil SAB de CV, Series L ADR	5,774,823
88,214	Grupo Aeroportuario del Pacifico SAB de CV ADR	8,668,790

		14,443,613

	Netherlands - 0.5%
28,523	ASML Holding NV(a)	3,126,691

	Norway - 2.0%
831,883	Statoil ASA ADR(a)	13,235,259

	Panama - 2.1%
510,352	Banco Latinoamericano de Comercio Exterior SA, Class E	13,942,817

	Russia - 3.2%
380,083	LUKOIL PJSC ADR	16,248,548
49,567	Novatek OJSC GDR(b)	4,946,787

		21,195,335

	Sweden - 2.0%
1,803,784	Telefonaktiebolaget LM Ericsson, Class B ADR	13,474,266

	Switzerland - 1.6%
96,199	ABB Ltd. ADR	2,044,229
101,419	Novartis AG ADR	8,444,146

		10,488,375

	Taiwan - 2.0%
2,287,544	Advanced Semiconductor Engineering, Inc. ADR	13,153,378

	United Kingdom - 24.0%
49,028	ARM Holdings PLC ADR	3,253,498
574,212	BP PLC ADR	19,752,893
72,083	British American Tobacco PLC ADR(a)	9,204,278
216,947	BT Group PLC ADR(a)	6,000,754
67,485	Diageo PLC ADR(a)	7,864,702
571,609	HSBC Holdings PLC ADR(a)	18,720,195
133,811	Intercontinental Hotels Group PLC ADR(a)	5,419,345
1,232,107	Pearson PLC ADR	14,403,331
84,507	Pentair PLC	5,393,237

Schedule of Investments

210,668	Prudential PLC ADR(a)	$7,440,794
354,113	Relx NV ADR	6,374,034
302,867	Relx PLC ADR(a)	5,839,276
634,856	Rio Tinto PLC ADR(a)	20,835,974
122,725	Smith & Nephew PLC ADR	4,085,515
160,851	Unilever NV	7,418,448
349,844	Vodafone Group PLC ADR	10,810,179
57,589	WPP PLC ADR	6,453,999

		159,270,452

	United States - 4.8%
5,385	Shire PLC ADR	1,045,336
4,167,381	Teekay Offshore Partners LP(a)	23,212,312
180,104	Thomson Reuters Corp.	7,584,180

		31,841,828

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $694,854,666)-100.0%	664,480,201

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 19.1%
126,862,795	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(c)(d) (Cost $126,862,795)	126,862,795
	Total Investments (Cost $821,717,461)(e) - 119.1%	791,342,996
	Other assets less liabilities - (19.1)%	(126,884,767)

	Net Assets - 100.0%	$664,458,229

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2016.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $12,843,182, which represented 1.93% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $836,941,736. The net unrealized depreciation was $45,598,740, which consisted of aggregate gross unrealized appreciation of $41,055,613 and aggregate gross unrealized depreciation of $86,654,353.

Affiliated company. The Investment Company Act of 1940 as amended, (the “1940 Act”) defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund listed has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Teekay Offshore Partners LP*	$47,785,546	$375,308	$(20,768,318)	$38,112,966	$(42,293,190)	$23,212,312	$457,863

*	At July 31, 2016, this security was no longer affiliated.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Biotechnology & Genome Portfolio (PBE)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Biotechnology - 88.8%
773,222	Achillion Pharmaceuticals, Inc.(b)	$6,402,278
257,836	Acorda Therapeutics, Inc.(b)	6,518,094
85,758	Alexion Pharmaceuticals, Inc.(b)	11,028,479
82,302	Amgen, Inc.	14,158,413
857,042	ARIAD Pharmaceuticals, Inc.(b)(c)	8,150,469
45,616	Biogen, Inc.(b)	13,225,447
144,796	BioMarin Pharmaceutical, Inc.(b)	14,395,618
121,971	Emergent BioSolutions, Inc.(b)	5,388,682
1,109,831	Exelixis, Inc.(b)(c)	10,188,249
150,315	Gilead Sciences, Inc.	11,945,533
152,608	Incyte Corp.(b)	13,766,768
663,180	Inovio Pharmaceuticals, Inc.(b)(c)	6,552,218
440,874	Insys Therapeutics, Inc.(b)(c)	6,899,678
319,759	Ionis Pharmaceuticals, Inc.(b)(c)	9,333,765
514,350	Lexicon Pharmaceuticals, Inc.(b)(c)	8,394,192
116,053	Medivation, Inc.(b)	7,426,232
631,626	Momenta Pharmaceuticals, Inc.(b)	7,112,109
206,404	Myriad Genetics, Inc.(b)	6,394,396
152,334	Neurocrine Biosciences, Inc.(b)	7,651,737
675,272	OPKO Health, Inc.(b)(c)	6,718,956
32,559	Regeneron Pharmaceuticals, Inc.(b)	13,841,482
290,277	Repligen Corp.(b)	8,301,922
174,859	Seattle Genetics, Inc.(b)	8,403,724
59,740	United Therapeutics Corp.(b)	7,229,137
142,730	Vertex Pharmaceuticals, Inc.(b)	13,844,810
952,142	ZIOPHARM Oncology, Inc.(b)(c)	4,627,410

		237,899,798

	Pharmaceuticals - 11.1%
134,590	ANI Pharmaceuticals, Inc.(b)(c)	8,156,154
1,303,024	Corcept Therapeutics, Inc.(b)(c)	7,557,539
304,514	Dyax Corp.(b)	338,011
631,061	Innoviva, Inc.(c)	8,121,755
536,100	SciClone Pharmaceuticals, Inc.(b)	5,661,216

		29,834,675

	Total Common Stocks (Cost $262,128,018)	267,734,473

	Money Market Fund - 0.1%
225,847	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $225,847)	225,847

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $262,353,865) - 100.0%	267,960,320

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 21.1%
56,470,429	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $56,470,429)	56,470,429

	Total Investments (Cost $318,824,294)(f) - 121.1%	324,430,749
	Other assets less liabilities - (21.1)%	(56,497,679)

	Net Assets - 100.0%	$267,933,070

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $319,976,065. The net unrealized appreciation was $4,454,684, which consisted of aggregate gross unrealized appreciation of $26,140,216 and aggregate gross unrealized depreciation of $21,685,532.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Building & Construction Portfolio (PKB)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Building Products - 14.5%
76,980	Continental Building Products, Inc.(b)	$1,805,181
59,607	Gibraltar Industries, Inc.(b)	2,102,935
34,443	Owens Corning	1,822,379
118,775	Ply Gem Holdings, Inc.(b)	1,824,384
21,073	Universal Forest Products, Inc.	2,278,413

		9,833,292

	Construction & Engineering - 16.5%
55,137	AECOM(b)	1,956,812
89,955	Aegion Corp.(b)	1,845,877
56,185	Comfort Systems USA, Inc.	1,706,900
35,335	Jacobs Engineering Group, Inc.(b)	1,891,129
77,657	MasTec, Inc.(b)	1,898,714
74,899	Quanta Services, Inc.(b)	1,917,414

		11,216,846

	Construction & Farm Machinery & Heavy Trucks - 2.6%
311,991	Manitowoc Co., Inc. (The)	1,737,790

	Construction Materials - 15.4%
91,725	Headwaters, Inc.(b)	1,824,410
16,935	Martin Marietta Materials, Inc.	3,431,878
28,375	US Concrete, Inc.(b)	1,830,188
27,505	Vulcan Materials Co.	3,410,070

		10,496,546

	Distributors - 2.9%
19,174	Pool Corp.	1,961,117

	Diversified Real Estate Activities - 2.8%
102,375	St. Joe Co. (The)(b)	1,886,771

	Forest Products - 3.1%
77,048	Boise Cascade Co.(b)	2,093,394

	Home Furnishings - 5.0%
16,438	Mohawk Industries, Inc.(b)	3,434,556

	Home Improvement Retail - 12.3%
24,257	Home Depot, Inc. (The)	3,353,288
40,433	Lowe’s Cos., Inc.	3,326,827
97,528	Tile Shop Holdings, Inc. (The)(b)	1,662,852

		8,342,967

	Homebuilding - 12.7%
106,241	D.R. Horton, Inc.	3,493,204
53,700	Installed Building Products, Inc.(b)	1,924,071
1,871	NVR, Inc.(b)	3,190,055

		8,607,330

	Industrial Conglomerates - 2.6%
17,039	Carlisle Cos., Inc.	1,759,958

	Industrial Machinery - 2.4%
108,453	SPX Corp.(b)	1,641,979

	Multi-Utilities - 2.8%
80,405	MDU Resources Group, Inc.	1,933,740

	Specialty Stores - 4.5%
33,579	Tractor Supply Co.	3,077,515

	Total Common Stocks (Cost $57,980,542)	68,023,801

	Money Market Fund - 0.0%
33,651	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $33,651)	$33,651

	Total Investments (Cost $58,014,193)(d) - 100.1%	68,057,452
	Other assets less liabilities - (0.1)%	(66,670)

	Net Assets - 100.0%	$67,990,782

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $58,218,492. The net unrealized appreciation was $9,838,960, which consisted of aggregate gross unrealized appreciation of $10,653,535 and aggregate gross unrealized depreciation of $814,575.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Energy Exploration & Production Portfolio (PXE)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Integrated Oil & Gas - 5.1%
43,054	Occidental Petroleum Corp.	$3,217,425

	Oil & Gas Exploration & Production - 56.6%
63,824	Antero Resources Corp.(b)	1,671,551
115,526	Black Stone Minerals LP	1,803,361
75,744	Cabot Oil & Gas Corp.	1,868,604
73,959	ConocoPhillips	3,019,006
37,721	Energen Corp.	1,787,221
40,194	EOG Resources, Inc.	3,283,850
24,444	EQT Corp.	1,780,990
54,434	Hess Corp.	2,920,384
336,155	Kosmos Energy Ltd.(b)	1,865,660
138,631	Marathon Oil Corp.	1,890,927
49,842	Noble Energy, Inc.	1,780,356
30,686	PDC Energy, Inc.(b)	1,680,672
20,287	Pioneer Natural Resources Co.	3,298,058
96,876	QEP Resources, Inc.	1,763,143
43,238	Range Resources Corp.	1,742,924
136,932	Southwestern Energy Co.(b)	1,996,469
172,122	WPX Energy, Inc.(b)	1,719,499

		35,872,675

	Oil & Gas Refining & Marketing - 38.3%
194,808	Alon USA Partners LP(c)	1,905,222
90,458	CVR Energy, Inc.	1,338,778
176,540	CVR Refining LP(c)	1,133,387
132,372	Delek US Holdings, Inc.	1,657,298
66,334	HollyFrontier Corp.	1,686,210
93,382	Marathon Petroleum Corp.	3,678,317
114,564	Par Pacific Holdings, Inc.(b)	1,718,460
67,080	PBF Energy, Inc., Class A	1,498,567
40,663	Phillips 66	3,092,828
22,790	Tesoro Corp.	1,735,459
60,080	Valero Energy Corp.	3,140,982
82,374	Western Refining, Inc.	1,717,498

		24,303,006

	Total Common Stocks and Other Equity Interests (Cost $66,704,737)	63,393,106

	Money Market Fund - 0.2%
113,835	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $113,835)	113,835
	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $66,818,572) - 100.2%	63,506,941

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.1%
2,623,300	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $2,623,300)	$2,623,300

	Total Investments (Cost $69,441,872)(f) - 104.3%	66,130,241
	Other assets less liabilities - (4.3)%	(2,747,325)

	Net Assets - 100.0%	$63,382,916

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $74,776,693. The net unrealized depreciation was $8,646,452, which consisted of aggregate gross unrealized appreciation of $4,883,081 and aggregate gross unrealized depreciation of $13,529,533.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Food & Beverage Portfolio (PBJ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 8.6%
325,047	Darling Ingredients, Inc.(b)	$5,129,242
92,660	Fresh Del Monte Produce, Inc.	5,267,721
41,247	Ingredion, Inc.	5,495,750

		15,892,713

	Distillers & Vintners - 5.0%
56,862	Constellation Brands, Inc., Class A	9,361,191

	Food Distributors - 8.1%
174,642	SpartanNash Co.	5,501,223
184,434	Sysco Corp.	9,551,837

		15,053,060

	Food Retail - 2.7%
96,705	Weis Markets, Inc.	4,996,747

	Packaged Foods & Meats - 54.9%
441,408	Adecoagro SA (Argentina)(b)	4,837,832
113,895	B&G Foods, Inc.	5,875,843
80,000	Campbell Soup Co.	4,981,600
108,086	ConAgra Foods, Inc.	5,054,101
264,320	Dean Foods Co.	4,879,347
142,748	General Mills, Inc.	10,262,154
140,748	Hormel Foods Corp.	5,256,938
37,883	JM Smucker Co. (The)	5,840,043
120,480	Kellogg Co.	9,964,901
40,194	Lancaster Colony Corp.	5,223,612
50,063	McCormick & Co., Inc.	5,118,942
200,415	Mondelez International, Inc., Class A	8,814,252
197,070	Pilgrim’s Pride Corp.	4,581,878
63,823	Post Holdings, Inc.(b)	5,531,539
55,226	Sanderson Farms, Inc.	4,837,245
137,622	Tootsie Roll Industries, Inc., Class A	5,109,905
75,230	Tyson Foods, Inc., Class A	5,536,928

		101,707,060

	Restaurants - 9.9%
72,816	McDonald’s Corp.	8,566,802
108,664	Yum! Brands, Inc.	9,716,735

		18,283,537

	Soft Drinks - 10.8%
53,123	Dr Pepper Snapple Group, Inc.	5,233,147
92,241	National Beverage Corp.(b)	5,290,944
88,021	PepsiCo, Inc.	9,587,247

		20,111,338

	Total Common Stocks (Cost $164,584,816)	185,405,646

	Money Market Fund - 0.0%
1,566	Invesco Premier Portfolio – Institutional Class, 0.36%(c)
	(Cost $1,566)	1,566

	Total Investments (Cost $164,586,382)(d) -100.0%	185,407,212
	Other assets less liabilities - (0.0)%	(6,129)

	Net Assets - 100.0%	$185,401,083

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $164,996,557. The net unrealized appreciation was $20,410,655, which consisted of aggregate gross unrealized appreciation of $21,721,719 and aggregate gross unrealized depreciation of $1,311,064.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Leisure and Entertainment Portfolio (PEJ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Airlines - 32.2%
47,114	Alaska Air Group, Inc.	$3,167,003
182,359	American Airlines Group, Inc.	6,473,745
133,851	Delta Air Lines, Inc.	5,186,726
75,988	Hawaiian Holdings, Inc.(b)	3,459,734
172,503	JetBlue Airways Corp.(b)	3,161,980
132,666	SkyWest, Inc.	3,816,801
136,349	Southwest Airlines Co.	5,046,276
127,748	United Continental Holdings, Inc.(b)	5,990,104

		36,302,369

	Broadcasting - 7.8%
105,188	CBS Corp., Class B	5,492,917
49,484	Scripps Networks Interactive, Inc., Class A	3,268,913

		8,761,830

	Cable & Satellite - 2.5%
49,829	AMC Networks, Inc., Class A(b)	2,758,533

	Casinos & Gaming - 11.6%
167,278	Boyd Gaming Corp.(b)	3,280,322
218,623	Eldorado Resorts, Inc.(b)	3,159,102
169,988	International Game Technology PLC	3,552,749
207,937	Penn National Gaming, Inc.(b)	3,123,214

		13,115,387

	Leisure Facilities - 8.6%
52,733	Cedar Fair LP	3,121,794
54,760	Six Flags Entertainment Corp.	3,087,916
24,139	Vail Resorts, Inc.	3,453,567

		9,663,277

	Movies & Entertainment - 8.3%
148,219	Regal Entertainment Group, Class A	3,486,111
76,669	Time Warner, Inc.	5,876,679

		9,362,790

	Restaurants - 29.1%
94,568	Aramark	3,390,263
69,481	Bob Evans Farms, Inc.	2,555,511
46,654	Darden Restaurants, Inc.	2,872,020
46,829	McDonald’s Corp.	5,509,432
14,407	Panera Bread Co., Class A(b)	3,159,743
103,151	Sonic Corp.	2,775,793
69,696	Texas Roadhouse, Inc.	3,291,045
305,945	Wendy’s Co. (The)	2,955,429
69,883	Yum! Brands, Inc.	6,248,938

		32,758,174

	Total Common Stocks and Other Equity Interests (Cost $116,184,721)	112,722,360

	Money Market Fund - 0.1%
162,227	Invesco Premier Portfolio – Institutional Class, 0.36%(c) (Cost $162,227)	162,227

	Total Investments (Cost $116,346,948)(d) -100.2%	112,884,587
	Other assets less liabilities- (0.2)%	(173,149)

	Net Assets - 100.0%	$112,711,438

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $117,031,156. The net unrealized depreciation was $4,146,569, which consisted of aggregate gross unrealized appreciation of $5,048,726 and aggregate gross unrealized depreciation of $9,195,295.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Media Portfolio (PBS)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Advertising - 8.2%
96,915	Interpublic Group of Cos., Inc. (The)	$2,234,860
157,701	National CineMedia, Inc.	2,456,982
27,804	Omnicom Group, Inc.	2,287,991

		6,979,833

	Broadcasting - 17.6%
76,771	CBS Corp., Class B	4,008,982
83,401	Discovery Communications, Inc., Class A(b)	2,092,531
129,083	Media General, Inc.(b)	2,270,570
43,271	Nexstar Broadcasting Group, Inc., Class A	2,187,349
36,117	Scripps Networks Interactive, Inc., Class A	2,385,889
73,247	Sinclair Broadcast Group, Inc., Class A	2,037,731

		14,983,052

	Cable & Satellite - 10.9%
36,366	AMC Networks, Inc., Class A(b)	2,013,222
1,063,763	Sirius XM Holdings, Inc.(b)	4,669,919
85,705	Starz, Class A(b)	2,590,862

		9,274,003

	Catalog Retail - 2.7%
44,104	HSN, Inc.	2,256,361

	Diversified Support Services - 3.0%
72,101	Viad Corp.	2,510,557

	Internet Software & Services - 26.6%
5,635	Alphabet, Inc., Class A(b)	4,459,201
260,807	Bankrate, Inc.(b)	2,078,632
11,128	CoStar Group, Inc.(b)	2,313,511
35,291	Facebook, Inc., Class A(b)	4,373,967
54,772	Shutterstock, Inc.(b)	3,017,389
35,181	WebMD Health Corp.(b)	2,146,393
111,386	Yahoo!, Inc.(b)	4,253,831

		22,642,924

	IT Consulting & Other Services - 2.9%
107,471	Acxiom Corp.(b)	2,466,459

	Movies & Entertainment - 17.1%
55,959	Time Warner, Inc.	4,289,257
145,612	Twenty-First Century Fox, Inc., Class A	3,879,104
51,939	Viacom, Inc., Class B	2,361,666
42,003	Walt Disney Co. (The)	4,030,188

		14,560,215

	Publishing - 11.0%
147,196	Gannett Co., Inc.	1,878,221
46,870	Meredith Corp.	2,553,478
135,880	New Media Investment Group, Inc.	2,399,641
192,441	New York Times Co. (The), Class A	2,497,884

		9,329,224

	Total Common Stocks (Cost $83,511,330)	85,002,628

	Money Market Fund - 0.1%
115,307	Invesco Premier Portfolio – Institutional Class, 0.36%(c) (Cost $115,307)	115,307

	Total Investments (Cost $83,626,637)(d) - 100.1%	85,117,935
	Other assets less liabilities - (0.1)%	(104,225)

	Net Assets - 100.0%	$85,013,710

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $83,815,112. The net unrealized appreciation was $1,302,823, which consisted of aggregate gross unrealized appreciation of $5,473,201 and aggregate gross unrealized depreciation of $4,170,378.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Networking Portfolio (PXQ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 4.8%
10,839	Citrix Systems, Inc.(b)	$966,080

	Communications Equipment - 42.0%
26,313	ADTRAN, Inc.	478,896
6,937	Arista Networks, Inc.(b)	494,400
58,777	Brocade Communications Systems, Inc.	546,626
32,044	Cisco Systems, Inc.	978,303
16,279	CommScope Holding, Inc.(b)	487,556
4,646	F5 Networks, Inc.(b)	573,409
30,617	Finisar Corp.(b)	574,375
21,949	Juniper Networks, Inc.	498,023
20,699	Lumentum Holdings, Inc.(b)	626,145
7,273	Motorola Solutions, Inc.	504,601
11,338	NETGEAR, Inc.(b)	583,113
11,408	Plantronics, Inc.	550,322
12,650	Ubiquiti Networks, Inc.(b)	565,708
7,213	ViaSat, Inc.(b)	532,536
74,444	Viavi Solutions, Inc.(b)	530,786

		8,524,799

	Consumer Electronics - 3.2%
12,119	Garmin Ltd.	658,425

	Electronic Components - 4.7%
15,936	Amphenol Corp., Class A	948,511

	Electronic Equipment & Instruments - 2.4%
35,299	Fitbit, Inc., Class A(b)(c)	482,184

	Electronic Manufacturing Services - 2.8%
36,629	QLogic Corp.(b)	568,482

	Internet Software & Services - 3.5%
8,278	LogMeIn, Inc.(b)	711,163

	Semiconductors - 5.2%
16,767	QUALCOMM, Inc.	1,049,279

	Systems Software - 26.7%
29,457	Barracuda Networks, Inc.(b)	650,411
28,896	CA, Inc.	1,001,247
11,085	Check Point Software Technologies Ltd. (Israel)(b)	852,215
14,880	Fortinet, Inc.(b)	516,187
16,296	Gigamon, Inc.(b)	761,349
16,401	Qualys, Inc.(b)	514,827
15,541	VMware, Inc., Class A(b)(c)	1,134,182

		5,430,418

	Technology Hardware, Storage & Peripherals - 4.7%
9,234	Apple, Inc.	962,275

	Total Common Stocks (Cost $17,196,800)	20,301,616

	Money Market Fund - 0.3%
53,655	Invesco Premier Portfolio – Institutional Class, 0.36%(d) (Cost $53,655)	$53,655

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $17,250,455) - 100.3%	20,355,271

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.2%
1,465,800	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $1,465,800)	1,465,800

	Total Investments (Cost $18,716,255)(f) - 107.5%	21,821,071
	Other assets less liabilities - (7.5)%	(1,522,058)

	Net Assets-100.0%	$20,299,013

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,781,369. The net unrealized appreciation was $3,039,702, which consisted of aggregate gross unrealized appreciation of $3,580,159 and aggregate gross unrealized depreciation of $540,457.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Oil & Gas Services Portfolio (PXJ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Oil & Gas Drilling - 43.7%
105,658	Atwood Oceanics, Inc.	$1,128,427
81,430	Diamond Offshore Drilling, Inc.	1,850,090
210,229	Ensco PLC, Class A	1,927,800
33,760	Helmerich & Payne, Inc.	2,092,107
123,015	Nabors Industries Ltd.	1,107,135
131,885	Noble Corp. PLC (United Kingdom)	973,311
274,139	Pacific Drilling SA(b)	1,310,384
59,986	Patterson-UTI Energy, Inc.	1,163,129
66,099	Rowan Cos. PLC, Class A	1,007,349
341,206	Seadrill Ltd. (United Kingdom)(b)	1,013,382
207,668	Transocean Ltd.(c)	2,282,271
98,651	Transocean Partners LLC	1,077,269

		16,932,654

	Oil & Gas Equipment & Services - 45.3%
79,019	Archrock Partners LP	1,121,280
16,732	Core Laboratories NV	1,954,465
18,145	Dril-Quip, Inc.(b)	987,632
75,760	FMC Technologies, Inc.(b)	1,922,789
65,058	Forum Energy Technologies, Inc.(b)	1,062,397
70,084	Frank’s International NV	863,435
142,496	Helix Energy Solutions Group, Inc.(b)	1,131,418
232,932	McDermott International, Inc.(b)	1,206,588
62,708	National Oilwell Varco, Inc.	2,028,604
33,893	Oil States International, Inc.(b)	1,047,971
139,913	RPC, Inc.(b)(c)	2,027,339
63,903	Superior Energy Services, Inc.	1,020,531
77,321	USA Compression Partners LP	1,159,815

		17,534,264

	Oil & Gas Storage & Transportation - 11.0%
162,408	Gener8 Maritime, Inc.(b)	864,011
80,269	Navigator Holdings Ltd. (United Kingdom)(b)	773,793
191,709	Scorpio Tankers, Inc. (Monaco)	912,535
110,251	Teekay Corp. (Bermuda)	683,556
181,422	Teekay Offshore Partners LP(c)	1,010,520

		4,244,415

	Total Common Stocks and Other Equity Interests (Cost $46,666,858)	38,711,333

	Money Market Fund - 0.1%
49,784	Invesco Premier Portfolio – Institutional Class, 0.36%(d) (Cost $49,784)	49,784

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $46,716,642)-100.1%	38,761,117

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 13.0%
5,008,993	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $5,008,993)	5,008,993

Total Investments (Cost $51,725,635)(f) - 113.1%	$43,770,110
Other assets less liabilities - (13.1)%	(5,060,443)

Net Assets-100.0%	$38,709,667

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $54,309,341. The net unrealized depreciation was $10,539,231, which consisted of aggregate gross unrealized appreciation of $603,096 and aggregate gross unrealized depreciation of $11,142,327.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Pharmaceuticals Portfolio (PJP)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 29.5%
358,325	Amgen, Inc.	$61,642,650
158,882	Biogen, Inc.(b)	46,064,658
422,164	Celgene Corp.(b)	47,362,579
654,438	Gilead Sciences, Inc.	52,008,188
2,345,050	Heron Therapeutics, Inc.(b)(c)(d)	38,974,731
365,862	Ligand Pharmaceuticals, Inc.(b)(c)	49,347,466
7,667,427	Novavax, Inc.(b)(c)	56,125,566

		351,525,838

	Health Care Equipment - 8.5%
1,143,290	Abbott Laboratories	51,162,227
1,037,428	Baxter International, Inc.	49,817,293

		100,979,520

	Pharmaceuticals - 62.0%
1,489,764	Akorn, Inc.(b)	50,994,622
238,047	Allergan PLC(b)	60,213,989
787,603	Bristol-Myers Squibb Co.	58,920,580
2,209,011	Depomed, Inc.(b)(c)	41,904,939
748,949	Eli Lilly & Co.	62,080,383
1,340,026	Impax Laboratories, Inc.(b)	42,103,617
496,764	Johnson & Johnson	62,209,756
1,891,835	Lannett Co., Inc.(b)(c)(d)	59,063,089
1,192,761	Medicines Co. (The)(b)(c)	46,648,883
994,405	Merck & Co., Inc.	58,331,797
1,043,451	Mylan NV(b)	48,823,072
465,079	Perrigo Co. PLC	42,503,570
1,622,770	Pfizer, Inc.	59,863,985
822,011	Prestige Brands Holdings, Inc.(b)	43,977,588

		737,639,870

	Total Common Stocks (Cost $1,183,481,149)	1,190,145,228

	Money Market Fund - 0.0%
61,571	Invesco Premier Portfolio – Institutional Class, 0.36%(e) (Cost $61,571)	61,571

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,183,542,720)-100.0%	1,190,206,799

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 12.6%
149,777,623	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(e)(f) (Cost $149,777,623)	149,777,623

	Total Investments (Cost $1,333,320,343)(g) - 112.6%	1,339,984,422
	Other assets less liabilities - (12.6)%	(149,907,188)

	Net Assets-100.0%	$1,190,077,234

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	Affiliated company. The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended July 31, 2016.

	Value April 30, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2016	Dividend Income
Heron Therapeutics , Inc.	$52,388,275	$1,694,253	$(3,254,764)	$(11,837,097)	$(15,936)	$38,974,731	$—
Lannett Co., Inc.	34,764,287	5,401,964	(3,466,014)	22,551,944	(189,092)	59,063,089	—

Total Investments in Affiliates	$87,152,562	$7,096,217	$(6,720,778)	$10,714,847	$(205,028)	$98,037,820	$—

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,352,212,114. The net unrealized depreciation was $12,227,692, which consisted of aggregate gross unrealized appreciation of $132,965,008 and aggregate gross unrealized depreciation of $145,192,700.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Retail Portfolio (PMR)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Apparel Retail - 27.8%
21,092	Abercrombie & Fitch Co., Class A	$436,815
27,211	American Eagle Outfitters, Inc.	487,621
6,982	Burlington Stores, Inc.(b)	534,193
11,119	Cato Corp. (The), Class A	397,727
39,505	Chico’s FAS, Inc.	474,455
5,859	Children’s Place, Inc. (The)	489,695
6,511	Genesco, Inc.(b)	451,994
10,185	TJX Cos., Inc. (The)	832,318
14,725	Urban Outfitters, Inc.(b)	440,278

		4,545,096

	Automotive Retail - 5.2%
2,937	O’Reilly Automotive, Inc.(b)	853,580

	Computer & Electronics Retail - 2.7%
13,296	Best Buy Co., Inc.	446,746

	Distributors - 2.9%
4,607	Pool Corp.	471,204

	Diversified Support Services - 2.7%
8,714	Copart, Inc.(b)	439,534

	Drug Retail - 11.8%
8,054	CVS Health Corp.	746,767
54,949	Rite Aid Corp.(b)	384,643
10,139	Walgreens Boots Alliance, Inc.	803,516

		1,934,926

	Food Retail - 7.8%
17,137	Sprouts Farmers Market, Inc.(b)	396,379
90,801	SUPERVALU, Inc.(b)	443,109
8,413	Weis Markets, Inc.	434,699

		1,274,187

	Forest Products - 3.1%
18,516	Boise Cascade Co.(b)	503,080

	General Merchandise Stores - 5.4%
8,358	Big Lots, Inc.	444,478
16,635	Ollie’s Bargain Outlet Holdings, Inc.(b)	434,839

		879,317

	Home Improvement Retail - 12.2%
5,829	Home Depot, Inc. (The)	805,801
9,716	Lowe’s Cos., Inc.	799,432
23,438	Tile Shop Holdings, Inc. (The)(b)	399,618

		2,004,851

	Hypermarkets & Super Centers - 7.2%
4,826	PriceSmart, Inc.	375,849
11,035	Wal-Mart Stores, Inc.	805,224

		1,181,073

	Specialty Stores - 11.1%
14,674	Michaels Cos., Inc. (The)(b)	386,807
10,427	Outerwall, Inc.	549,086
3,349	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	874,792

		1,810,685

	Total Common Stocks (Cost $15,785,087)	16,344,279

	Money Market Fund - 0.3%
47,519	Invesco Premier Portfolio – Institutional Class, 0.36%(c) (Cost $47,519)	$47,519

	Total Investments (Cost $15,832,606)(d) - 100.2%	16,391,798
	Other assets less liabilities - (0.2)%	(40,502)

	Net Assets-100.0%	$16,351,296

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $15,944,023. The net unrealized appreciation was $447,775, which consisted of aggregate gross unrealized appreciation of $1,363,857 and aggregate gross unrealized depreciation of $916,082.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Semiconductors Portfolio (PSI)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Semiconductor Equipment - 30.2%
35,410	Advanced Energy Industries, Inc.(b)	$1,441,895
210,792	Amkor Technology, Inc.(b)	1,325,882
100,566	Applied Materials, Inc.	2,643,880
94,012	Entegris, Inc.(b)	1,606,665
107,594	Kulicke & Soffa Industries, Inc. (Singapore)(b)	1,351,381
29,622	Lam Research Corp.	2,659,167
32,737	MKS Instruments, Inc.	1,495,426
137,218	Photronics, Inc.(b)	1,325,526
67,914	Teradyne, Inc.	1,341,301
59,400	Ultratech, Inc.(b)	1,451,736

		16,642,859

	Semiconductors - 69.8%
291,440	Advanced Micro Devices, Inc.(b)	1,999,278
16,032	Broadcom Ltd. (Singapore)	2,596,863
37,510	Cirrus Logic, Inc.(b)	1,822,611
43,093	Inphi Corp.(b)	1,516,012
77,852	Intel Corp.	2,713,921
99,898	Intersil Corp., Class A	1,526,441
233,967	Lattice Semiconductor Corp.(b)	1,406,142
52,105	Linear Technology Corp.	3,125,779
38,313	MACOM Technology Solutions Holdings, Inc.(b)	1,513,747
35,571	Maxim Integrated Products, Inc.	1,450,585
66,137	MaxLinear, Inc., Class A(b)	1,442,448
26,291	Microchip Technology, Inc.	1,462,831
19,566	Monolithic Power Systems, Inc.	1,422,840
53,547	NVIDIA Corp.	3,057,534
138,782	ON Semiconductor Corp.(b)	1,391,983
27,028	Power Integrations, Inc.	1,542,488
58,264	Semtech Corp.(b)	1,481,071
27,161	Silicon Laboratories, Inc.(b)	1,447,138
40,278	Texas Instruments, Inc.	2,809,390
51,895	Xilinx, Inc.	2,650,797

		38,379,899

	Total Common Stocks (Cost $47,093,763)	55,022,758

	Money Market Fund - 0.1%
57,746	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $57,746)	57,746

	Total Investments (Cost $47,151,509)(d) - 100.1%	55,080,504
	Other assets less liabilities - (0.1)%	(65,989)

	Net Assets - 100.0%	$55,014,515

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $47,311,062. The net unrealized appreciation was $7,769,442, which consisted of aggregate gross unrealized appreciation of $8,236,124 and aggregate gross unrealized depreciation of $466,682.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Dynamic Software Portfolio (PSJ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Application Software - 42.1%
36,393	Adobe Systems, Inc.(b)	$3,561,419
52,313	Aspen Technology, Inc.(b)	2,191,392
79,356	Cadence Design Systems, Inc.(b)	1,908,512
42,625	Citrix Systems, Inc.(b)	3,799,166
43,244	Ebix, Inc.	2,305,770
17,817	Fair Isaac Corp.	2,256,345
33,779	Intuit, Inc.	3,749,131
30,230	Manhattan Associates, Inc.(b)	1,754,851
119,824	Nuance Communications, Inc.(b)	1,925,572
48,675	Paycom Software, Inc.(b)	2,297,947
53,800	Paylocity Holding Corp.(b)	2,401,632
92,676	RealPage, Inc.(b)	2,330,801
9,751	Ultimate Software Group, Inc. (The)(b)	2,038,934

		32,521,472

	Data Processing & Outsourced Services - 13.3%
57,370	Black Knight Financial Services, Inc., Class A(b)	2,228,824
46,620	CSG Systems International, Inc.	1,876,921
16,451	DST Systems, Inc.	2,028,902
23,570	Jack Henry & Associates, Inc.	2,103,623
70,218	Sabre Corp.	2,046,855

		10,285,125

	Electronic Components - 2.7%
42,331	Dolby Laboratories, Inc., Class A	2,129,673

	Health Care Technology - 11.1%
149,353	Allscripts Healthcare Solutions, Inc.(b)	2,108,864
65,927	Cerner Corp.(b)	4,113,186
61,774	Veeva Systems, Inc., Class A(b)	2,346,794

		8,568,844

	Home Entertainment Software - 7.5%
92,641	Activision Blizzard, Inc.	3,720,462
51,233	Take-Two Interactive Software, Inc.(b)	2,058,542

		5,779,004

	IT Consulting & Other Services - 7.3%
62,824	Amdocs Ltd.	3,666,409
71,149	Teradata Corp.(b)	2,019,208

		5,685,617

	Systems Software - 16.0%
113,640	CA, Inc.	3,937,626
43,815	CommVault Systems, Inc.(b)	2,266,988
69,657	Microsoft Corp.	3,948,159
119,035	Rovi Corp.(b)	2,239,048

		12,391,821

	Total Common Stocks (Cost $69,859,080)	77,361,556

	Money Market Fund - 0.1%
60,928	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $60,928)	60,928

	Total Investments (Cost $69,920,008)(d) - 100.1%	77,422,484
	Other assets less liabilities - (0.1)%	(97,681)

	Net Assets - 100.0%	$77,324,803

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $70,048,109. The net unrealized appreciation was $7,374,375, which consisted of aggregate gross unrealized appreciation of $7,856,965 and aggregate gross unrealized depreciation of $482,590.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Basic Materials Momentum Portfolio (PYZ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Aluminum - 2.2%
52,526	Kaiser Aluminum Corp.	$4,351,779

	Commodity Chemicals - 2.5%
237,545	Olin Corp.	4,964,690

	Diversified Chemicals - 3.0%
383,751	Huntsman Corp.	5,932,790

	Forest Products - 2.8%
277,595	Louisiana-Pacific Corp.(b)	5,607,419

	Gold - 4.1%
186,170	Newmont Mining Corp.	8,191,480

	Industrial Gases - 3.8%
51,145	Air Products & Chemicals, Inc.	7,642,086

	Life Sciences Tools & Services - 2.2%
83,263	Cambrex Corp.(b)	4,363,814

	Oil & Gas Equipment & Services - 3.3%
189,995	US Silica Holdings, Inc.	6,549,128

	Oil & Gas Refining & Marketing - 2.5%
216,763	Green Plains, Inc.	4,916,185

	Paper Packaging - 3.4%
87,855	Avery Dennison Corp.	6,843,026

	Paper Products - 2.3%
60,957	Neenah Paper, Inc.	4,597,986

	Silver - 8.7%
668,865	Coeur Mining, Inc.(b)	10,247,012
1,086,075	Hecla Mining Co.	7,048,627

		17,295,639

	Specialized REITs - 2.8%
170,810	Weyerhaeuser Co. REIT	5,588,903

	Specialty Chemicals - 33.6%
76,601	Albemarle Corp.	6,447,506
83,220	Celanese Corp., Series A	5,277,812
128,981	Chemtura Corp.(b)	3,623,076
56,405	Ecolab, Inc.	6,677,224
95,665	H.B. Fuller Co.	4,454,162
58,170	International Flavors & Fragrances, Inc.	7,751,153
159,702	Kraton Performance Polymers, Inc.(b)	4,776,687
176,329	PolyOne Corp.	6,183,858
79,083	PPG Industries, Inc.	8,280,781
105,875	RPM International, Inc.	5,744,778
56,613	Sensient Technologies Corp.	4,179,738
57,539	Stepan Co.	3,700,333

		67,097,108

	Steel - 22.8%
1,374,272	AK Steel Holding Corp.(b)	9,015,224
1,633,116	Cliffs Natural Resources, Inc.(b)	12,917,948

254,738	Steel Dynamics, Inc.	$6,832,073
399,888	United States Steel Corp.	10,992,921
128,824	Worthington Industries, Inc.	5,708,192

		45,466,358

	Total Common Stocks and Other Equity Interests (Cost $166,933,295)	199,408,391

	Money Market Fund - 0.1%
100,244	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $100,244)	100,244

	Total Investments (Cost $167,033,539)(d) - 100.1%	199,508,635
	Other assets less liabilities - (0.1)%	(100,987)

	Net Assets - 100.0%	$199,407,648

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $167,153,181. The net unrealized appreciation was $32,355,454, which consisted of aggregate gross unrealized appreciation of $33,878,852 and aggregate gross unrealized depreciation of $1,523,398.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Cyclicals Momentum Portfolio (PEZ)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Airlines - 1.3%
24,187	SkyWest, Inc.	$695,860

	Apparel Retail - 10.6%
20,208	Burlington Stores, Inc.(b)	1,546,114
37,084	Ross Stores, Inc.	2,292,904
22,693	TJX Cos., Inc. (The)	1,854,472

		5,693,490

	Apparel, Accessories & Luxury Goods - 2.0%
10,750	Carter’s, Inc.	1,088,437

	Auto Parts & Equipment - 6.9%
12,658	Drew Industries, Inc.	1,159,599
10,286	Lear Corp.	1,166,947
19,546	Visteon Corp.	1,369,979

		3,696,525

	Automotive Retail - 9.9%
2,585	AutoZone, Inc.(b)	2,104,112
11,012	O’Reilly Automotive, Inc.(b)	3,200,418

		5,304,530

	Cable & Satellite - 3.1%
6,999	Charter Communications, Inc., Class A(b)	1,643,855

	Casinos & Gaming - 2.1%
11,709	Wynn Resorts Ltd.	1,146,897

	Consumer Electronics - 1.3%
8,930	Universal Electronics, Inc.(b)	690,646

	Distributors - 1.9%
20,755	Core-Mark Holding Co., Inc.	1,016,165

	Footwear - 2.9%
66,162	Skechers U.S.A., Inc., Class A(b)	1,589,211

	General Merchandise Stores - 2.5%
13,825	Dollar Tree, Inc.(b)	1,331,209

	Home Entertainment Software - 9.3%
35,106	Activision Blizzard, Inc.	1,409,857
25,643	Electronic Arts, Inc.(b)	1,957,074
41,041	Take-Two Interactive Software, Inc.(b)	1,649,027

		5,015,958

	Home Furnishings - 1.4%
14,086	Leggett & Platt, Inc.	740,501

	Home Improvement Retail - 3.7%
11,086	Home Depot, Inc. (The)	1,532,529
28,167	Tile Shop Holdings, Inc. (The)(b)	480,247

		2,012,776

	Homebuilding - 1.1%
17,568	LGI Homes, Inc.(b)	603,109

	Household Appliances - 2.5%
6,885	Whirlpool Corp.	1,324,399

	Hypermarkets & Super Centers - 2.4%
7,798	Costco Wholesale Corp.	$1,303,982

	Industrial Machinery - 3.9%
17,284	Middleby Corp. (The)(b)	2,080,648

	Internet Retail - 4.9%
1,831	Amazon.com, Inc.(b)	1,389,381
20,185	Duluth Holdings, Inc., Class B(b)	500,588
19,943	Liberty Ventures, Series A(b)	752,051

		2,642,020

	Internet Software & Services - 1.0%
42,689	Quotient Technology, Inc.(b)	540,443

	Leisure Facilities - 3.1%
16,539	Six Flags Entertainment Corp.	932,634
5,333	Vail Resorts, Inc.	762,993

		1,695,627

	Leisure Products - 1.5%
42,748	Nautilus, Inc.(b)	805,372

	Movies & Entertainment - 2.3%
12,881	Walt Disney Co. (The)	1,235,932

	Restaurants - 11.5%
7,707	Cracker Barrel Old Country Store, Inc.	1,213,159
18,213	Dave & Buster’s Entertainment, Inc.(b)	810,478
22,031	Domino’s Pizza, Inc.	3,245,166
12,404	Papa John’s International, Inc.	917,276

		6,186,079

	Specialty Stores - 6.9%
23,466	Tractor Supply Co.	2,150,659
5,952	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	1,554,722

		3,705,381

	Total Common Stocks (Cost $50,609,158)	53,789,052

	Money Market Fund - 0.0%
20,713	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $20,713)	20,713

	Total Investments (Cost $50,629,871)(d) - 100.0%	53,809,765
	Other assets less liabilities - (0.0)%	(26,558)

	Net Assets - 100.0%	$53,783,207

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $50,717,974. The net unrealized appreciation was $3,091,791, which consisted of aggregate gross unrealized appreciation of $4,349,820 and aggregate gross unrealized depreciation of $1,258,029.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Consumer Staples Momentum Portfolio (PSL)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 6.3%
115,992	Fresh Del Monte Produce, Inc.	$6,594,145
82,418	Ingredion, Inc.	10,981,374

		17,575,519

	Distillers & Vintners - 8.0%
103,548	Brown-Forman Corp., Class B	10,167,378
73,385	Constellation Brands, Inc., Class A	12,081,373

		22,248,751

	Education Services - 2.6%
108,220	Bright Horizons Family Solutions, Inc.(b)	7,258,315

	Food Distributors - 2.8%
152,421	United Natural Foods, Inc.(b)	7,618,002

	Health Care Facilities - 2.9%
114,449	VCA, Inc.(b)	8,164,792

	Household Appliances - 2.7%
75,019	Helen of Troy Ltd.(b)	7,472,643

	Household Products - 15.2%
120,445	Church & Dwight Co., Inc.	11,832,517
139,215	Energizer Holdings, Inc.	7,173,749
62,047	Kimberly-Clark Corp.	8,038,189
67,708	Spectrum Brands Holdings, Inc.	8,718,759
55,957	WD-40 Co.	6,433,936

		42,197,150

	Housewares & Specialties - 3.8%
199,891	Newell Brands, Inc.	10,486,282

	Internet Retail - 3.0%
283,724	Nutrisystem, Inc.	8,392,556

	Packaged Foods & Meats - 23.3%
153,848	B&G Foods, Inc.	7,937,018
110,699	Calavo Growers, Inc.	7,281,780
127,256	Campbell Soup Co.	7,924,231
61,982	JM Smucker Co. (The)	9,555,145
96,118	McCormick & Co., Inc.	9,828,066
192,613	Pinnacle Foods, Inc.	9,671,099
168,154	Tyson Foods, Inc., Class A	12,376,134

		64,573,473

	Personal Products - 6.0%
263,107	Coty, Inc., Class A	7,069,685
101,986	Estee Lauder Cos., Inc. (The), Class A	9,474,499

		16,544,184

	Soft Drinks - 11.4%
115,388	Dr Pepper Snapple Group, Inc.	11,366,872
74,674	Monster Beverage Corp.(b)	11,994,885
141,140	National Beverage Corp.(b)	8,095,790

		31,457,547

	Tobacco - 12.0%
194,109	Altria Group, Inc.	13,141,179
79,587	Philip Morris International, Inc.	7,979,393
244,201	Reynolds American, Inc.	12,224,702

		33,345,274

	Total Common Stocks (Cost $254,989,176)	277,334,488

	Money Market Fund - 0.1%
240,085	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $240,085)	$240,085

	Total Investments (Cost $255,229,261)(d) - 100.1%	277,574,573
	Other assets less liabilities - (0.1)%	(280,600)

	Net Assets - 100.0%	$277,293,973

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $255,748,982. The net unrealized appreciation was $21,825,591, which consisted of aggregate gross unrealized appreciation of $24,135,464 and aggregate gross unrealized depreciation of $2,309,873.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Energy Momentum Portfolio (PXI)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Coal & Consumable Fuels - 4.3%
270,504	CONSOL Energy, Inc.	$5,242,368

	Integrated Oil & Gas - 9.0%
31,485	Chevron Corp.	3,226,583
29,380	Exxon Mobil Corp.	2,613,351
67,712	Occidental Petroleum Corp.	5,060,118

		10,900,052

	Oil & Gas Drilling - 8.6%
264,641	Atwood Oceanics, Inc.	2,826,366
43,998	Helmerich & Payne, Inc.	2,726,556
143,847	Patterson-UTI Energy, Inc.	2,789,193
164,018	Unit Corp.(b)	2,050,225

		10,392,340

	Oil & Gas Equipment & Services - 6.5%
78,315	Halliburton Co.	3,419,233
332,391	Helix Energy Solutions Group, Inc.(b)	2,639,184
122,957	RPC, Inc.(b)	1,781,647

		7,840,064

	Oil & Gas Exploration & Production - 67.4%
214,267	Bill Barrett Corp.(b)	1,279,174
165,277	Callon Petroleum Co.(b)	1,882,505
77,038	Carrizo Oil & Gas, Inc.(b)	2,526,846
31,927	Cimarex Energy Co.	3,831,878
59,199	Concho Resources, Inc.(b)	7,352,516
1,163,225	Denbury Resources, Inc.	3,373,352
74,730	Diamondback Energy, Inc.(b)	6,560,547
40,248	EOG Resources, Inc.	3,288,261
88,416	Newfield Exploration Co.(b)	3,828,413
324,123	Oasis Petroleum, Inc.(b)	2,463,335
159,251	Parsley Energy, Inc., Class A(b)	4,540,246
67,517	PDC Energy, Inc.(b)	3,697,906
44,761	Pioneer Natural Resources Co.	7,276,796
171,891	QEP Resources, Inc.	3,128,416
75,586	Range Resources Corp.	3,046,872
183,150	Rice Energy, Inc.(b)	4,271,058
104,307	RSP Permian, Inc.(b)	3,749,837
328,985	Sanchez Energy Corp.(b)	2,085,765
298,248	Southwestern Energy Co.(b)	4,348,456
196,907	Stone Energy Corp.(b)(c)	2,418,018
386,332	Whiting Petroleum Corp.(b)	2,847,267
383,577	WPX Energy, Inc.(b)	3,831,934

		81,629,398

	Oil & Gas Storage & Transportation - 4.2%
61,076	SemGroup Corp., Class A	1,768,761
88,818	Targa Resources Corp.	3,309,359

		5,078,120

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $108,228,596) - 100.0%	121,082,342

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.9%
2,363,400	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $2,363,400)	$2,363,400

	Total Investments (Cost $110,591,996)(f) - 101.9%	123,445,742
	Other assets less liabilities - (1.9)%	(2,342,623)

	Net Assets - 100.0%	$121,103,119

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $110,802,011. The net unrealized appreciation was $12,643,731, which consisted of aggregate gross unrealized appreciation of $15,231,792 and aggregate gross unrealized depreciation of $2,588,061.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Financial Momentum Portfolio (PFI)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Asset Management & Custody Banks - 1.9%
3,773	Affiliated Managers Group, Inc.(b)	$553,801

	Data Processing & Outsourced Services - 6.9%
6,312	MasterCard, Inc., Class A	601,155
14,744	Total System Services, Inc.	750,764
8,011	Visa, Inc., Class A	625,259

		1,977,178

	Diversified Banks - 2.0%
12,034	Wells Fargo & Co.	577,271

	Diversified REITs - 2.3%
5,948	PS Business Parks, Inc. REIT	659,574

	Health Care REITs - 1.0%
19,917	CareTrust REIT, Inc. REIT	287,801

	Industrial REITs - 7.6%
24,745	Duke Realty Corp. REIT	712,409
5,112	EastGroup Properties, Inc. REIT	376,346
17,852	First Industrial Realty Trust, Inc. REIT	526,098
10,327	Prologis, Inc. REIT	562,718

		2,177,571

	Life & Health Insurance - 3.6%
37,905	CNO Financial Group, Inc.	658,410
5,862	Torchmark Corp.	362,682

		1,021,092

	Multi-line Insurance - 2.2%
11,543	American International Group, Inc.	628,401

	Office REITs - 1.8%
9,123	Highwoods Properties, Inc. REIT	508,333

	Property & Casualty Insurance - 5.8%
10,350	Allstate Corp. (The)	707,216
7,133	Axis Capital Holdings Ltd.	396,452
588	Markel Corp.(b)	557,865

		1,661,533

	Regional Banks - 9.1%
6,327	Eagle Bancorp, Inc.(b)	326,157
13,154	Home BancShares, Inc.	274,524
6,057	Pinnacle Financial Partners, Inc.	321,687
6,776	ServisFirst Bancshares, Inc.	343,069
13,102	Webster Financial Corp.	471,148
17,572	Western Alliance Bancorp(b)	597,975
11,417	Yadkin Financial Corp.	287,594

		2,622,154

	Residential REITs - 14.1%
9,817	Apartment Investment & Management Co., Class A REIT	451,287
12,065	Camden Property Trust REIT	1,080,903
8,414	Education Realty Trust, Inc. REIT	405,050
7,209	Equity LifeStyle Properties, Inc. REIT	592,868
5,130	Mid-America Apartment Communities, Inc. REIT	543,883
6,212	Post Properties, Inc. REIT	395,021

7,090	Sun Communities, Inc. REIT	$561,174

		4,030,186

	Retail REITs - 20.4%
8,055	Federal Realty Investment Trust REIT	1,366,934
12,227	Macerich Co. (The) REIT	1,091,137
8,098	Regency Centers Corp. REIT	687,763
6,347	Simon Property Group, Inc. REIT	1,441,023
17,602	Tanger Factory Outlet Centers, Inc. REIT	734,707
12,314	Weingarten Realty Investors REIT	531,842

		5,853,406

	Specialized Finance - 2.8%
4,925	MarketAxess Holdings, Inc.	796,175

	Specialized REITs - 18.5%
4,423	CoreSite Realty Corp. REIT	365,030
19,163	CubeSmart REIT	569,333
4,872	Digital Realty Trust, Inc. REIT	508,929
5,168	EPR Properties REIT	434,215
13,445	Extra Space Storage, Inc. REIT	1,156,539
5,768	Public Storage REIT	1,378,091
6,455	QTS Realty Trust, Inc., Class A REIT	369,549
5,139	Sovran Self Storage, Inc. REIT	526,079

		5,307,765

	Total Common Stocks and Other Equity Interests (Cost $25,530,136)	28,662,241

	Money Market Fund - 0.2%
47,943	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $47,943)	47,943

	Total Investments (Cost $25,578,079)(d) - 100.2%	28,710,184
	Other assets less liabilities - (0.2)%	(56,777)

	Net Assets - 100.0%	$28,653,407

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $25,599,088. The net unrealized appreciation was $3,111,096, which consisted of aggregate gross unrealized appreciation of $3,370,108 and aggregate gross unrealized depreciation of $259,012.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Healthcare Momentum Portfolio (PTH)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 28.3%
36,683	Acceleron Pharma, Inc.(b)	$1,244,287
27,140	BioMarin Pharmaceutical, Inc.(b)	2,698,259
143,120	Exact Sciences Corp.(b)	2,487,426
259,981	Exelixis, Inc.(b)	2,386,626
166,216	Keryx Biopharmaceuticals, Inc.(b)	1,223,350
69,248	Lexicon Pharmaceuticals, Inc.(b)	1,130,127
14,090	Ligand Pharmaceuticals, Inc.(b)	1,900,459
38,366	MacroGenics, Inc.(b)	1,173,616
21,751	Ophthotech Corp.(b)	1,397,284
114,368	Sarepta Therapeutics, Inc.(b)(c)	2,891,223
30,503	Spark Therapeutics, Inc.(b)	1,767,344
109,268	Vitae Pharmaceuticals, Inc.(b)	1,163,704

		21,463,705

	Health Care Equipment - 40.1%
30,007	ABIOMED, Inc.(b)	3,539,926
16,332	Becton, Dickinson and Co.	2,874,432
100,953	Boston Scientific Corp.(b)	2,451,139
30,795	Cantel Medical Corp.	2,061,725
32,545	Cynosure, Inc., Class A(b)	1,788,673
41,059	DexCom, Inc.(b)	3,786,872
23,620	Edwards Lifesciences Corp.(b)	2,704,962
21,258	IDEXX Laboratories, Inc.(b)	1,993,788
25,469	Inogen, Inc.(b)	1,368,704
16,796	Integra LifeSciences Holdings Corp.(b)	1,415,399
2,867	Intuitive Surgical, Inc.(b)	1,994,744
30,387	Masimo Corp.(b)	1,609,599
29,156	NuVasive, Inc.(b)	1,813,503
21,847	Orthofix International NV(b)	1,035,548

		30,439,014

	Health Care Facilities - 3.2%
27,412	Surgical Care Affiliates, Inc.(b)	1,425,698
16,729	U.S. Physical Therapy, Inc.	997,383

		2,423,081

	Health Care Services - 2.8%
39,379	Amedisys, Inc.(b)	2,108,746

	Health Care Supplies - 9.3%
27,294	Align Technology, Inc.(b)	2,433,260
52,249	Spectranetics Corp. (The)(b)	1,211,132
26,083	Vascular Solutions, Inc.(b)	1,196,427
27,771	West Pharmaceutical Services, Inc.	2,229,456

		7,070,275

	Life Sciences Tools & Services - 3.3%
14,514	Charles River Laboratories International, Inc.(b)	1,276,216
38,794	VWR Corp.(b)	1,215,028

		2,491,244

	Managed Health Care - 5.3%
18,862	UnitedHealth Group, Inc.	2,701,039
12,373	WellCare Health Plans, Inc.(b)	1,321,436

		4,022,475

	Pharmaceuticals - 7.7%
32,440	Bristol-Myers Squibb Co.	2,426,836
186,853	Chelsea Therapeutics International Ltd.(b)	14,948
24,897	Prestige Brands Holdings, Inc.(b)	1,331,989
110,080	TherapeuticsMD, Inc.(b)	855,322
46,260	Theravance Biopharma, Inc. (Cayman Islands)(b)	1,180,093

		5,809,188

	Total Common Stocks (Cost $65,107,061)	75,827,728

	Money Market Fund - 0.1%
90,211	Invesco Premier Portfolio - Institutional Class, 0.36%(d) (Cost $90,211)	$90,211

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $65,197,272) - 100.1%	75,917,939

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.7%
1,257,450	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $1,257,450)	1,257,450

	Total Investments (Cost $66,454,722)(f) - 101.8%	77,175,389
	Other assets less liabilities - (1.8)%	(1,378,706)

	Net Assets - 100.0%	$75,796,683

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $66,490,265. The net unrealized appreciation was $10,685,124, which consisted of aggregate gross unrealized appreciation of $10,831,121 and aggregate gross unrealized depreciation of $145,997.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Industrials Momentum Portfolio (PRN)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Aerospace & Defense - 20.2%
6,836	HEICO Corp.	$475,170
8,276	Huntington Ingalls Industries, Inc.	1,428,272
9,286	Lockheed Martin Corp.	2,346,851
4,596	Northrop Grumman Corp.	995,631
8,464	Raytheon Co.	1,180,982
9,307	TransDigm Group, Inc.(b)	2,601,493

		9,028,399

	Agricultural & Farm Machinery - 1.6%
7,639	Toro Co. (The)	702,406

	Application Software - 1.5%
5,377	Fair Isaac Corp.	680,943

	Building Products - 13.0%
20,501	A.O. Smith Corp.	1,904,338
17,361	Fortune Brands Home & Security, Inc.	1,098,430
7,556	Lennox International, Inc.	1,184,781
32,422	Masco Corp.	1,182,755
7,084	Patrick Industries, Inc.(b)	457,343

		5,827,647

	Commercial Printing - 2.6%
11,785	Deluxe Corp.	796,548
5,891	Multi-Color Corp.	380,441

		1,176,989

	Commodity Chemicals - 1.7%
14,919	Trinseo SA	742,817

	Construction & Engineering - 3.9%
13,939	Dycom Industries, Inc.(b)	1,310,963
7,952	EMCOR Group, Inc.	442,926

		1,753,889

	Construction Materials - 4.7%
5,944	Eagle Materials, Inc.	498,999
24,637	Headwaters, Inc.(b)	490,030
17,504	US Concrete, Inc.(b)	1,129,008

		2,118,037

	Data Processing & Outsourced Services - 4.5%
9,826	Fiserv, Inc.(b)	1,084,397
12,771	Global Payments, Inc.	953,483

		2,037,880

	Distributors - 1.3%
5,733	Pool Corp.	586,371

	Diversified Support Services - 0.9%
10,393	Healthcare Services Group, Inc.	403,352

	Electrical Components & Equipment - 3.3%
5,671	Acuity Brands, Inc.	1,488,241

	Electronic Components - 3.0%
6,229	Littelfuse, Inc.	778,750
7,984	Universal Display Corp.(b)	565,586

		1,344,336

	Electronic Manufacturing Services - 1.1%
13,639	Fabrinet (Thailand)(b)	515,009

	Health Care Equipment - 4.8%
14,544	Danaher Corp.	$1,184,463
5,239	Teleflex, Inc.	944,644

		2,129,107

	Health Care Services - 2.2%
23,457	AMN Healthcare Services, Inc.(b)	992,231

	Human Resource & Employment Services - 2.9%
7,396	Insperity, Inc.	580,512
11,797	WageWorks, Inc.(b)	729,173

		1,309,685

	Industrial Conglomerates - 4.4%
11,565	Roper Technologies, Inc.	1,970,213

	Industrial Machinery - 6.6%
11,996	Graco, Inc.	887,824
8,978	IDEX Corp.	806,135
9,295	John Bean Technologies Corp.	622,021
55,779	Mueller Water Products, Inc., Class A	661,539

		2,977,519

	Internet Software & Services - 1.1%
5,010	Cimpress NV (Netherlands)(b)	474,948

	IT Consulting & Other Services - 5.2%
12,801	Accenture PLC, Class A	1,444,081
9,003	Gartner, Inc.(b)	902,551

		2,346,632

	Paper Packaging - 2.4%
14,219	Packaging Corp. of America	1,062,017

	Specialty Chemicals - 5.4%
8,008	Sherwin-Williams Co. (The)	2,400,238

	Trading Companies & Distributors - 1.6%
4,860	Watsco, Inc.	700,034

	Total Common Stocks (Cost $38,814,784)	44,768,940

	Money Market Fund - 0.2%
67,936	Invesco Premier Portfolio - Institutional Class, 0.36%(c) (Cost $67,936)	67,936

	Total Investments (Cost $38,882,720)(d) - 100.1%	44,836,876
	Other assets less liabilities - (0.1)%	(64,826)

	Net Assets - 100.0%	$44,772,050

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $38,927,845. The net unrealized appreciation was $5,909,031, which consisted of aggregate gross unrealized appreciation of $6,044,008 and aggregate gross unrealized depreciation of $134,977.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Technology Momentum Portfolio (PTF)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests -100.0%
	Aerospace & Defense - 1.0%
61,950	Mercury Systems, Inc.(b)	$1,605,744

	Alternative Carriers - 4.0%
64,376	Level 3 Communications, Inc.(b)	3,257,426
131,633	ORBCOMM, Inc.(b)	1,393,993
317,558	Vonage Holdings Corp.(b)	1,883,119

		6,534,538

	Application Software - 36.1%
102,352	8x8, Inc.(b)	1,407,340
40,043	Adobe Systems, Inc.(b)	3,918,608
32,648	Blackbaud, Inc.	2,182,519
48,106	BroadSoft, Inc.(b)	2,156,592
198,712	Cadence Design Systems, Inc.(b)	4,779,024
95,954	Callidus Software, Inc.(b)	1,969,936
68,615	Ebix, Inc.(c)	3,658,552
43,274	Ellie Mae, Inc.(b)	3,985,968
36,814	Guidewire Software, Inc.(b)	2,262,956
39,810	Intuit, Inc.	4,418,512
56,144	Manhattan Associates, Inc.(b)	3,259,159
54,977	Paylocity Holding Corp.(b)	2,454,173
95,693	RingCentral, Inc., Class A(b)	2,203,810
41,754	salesforce.com, inc.(b)	3,415,477
47,090	Tyler Technologies, Inc.(b)	7,676,612
42,443	Ultimate Software Group, Inc. (The)(b)	8,874,831

		58,624,069

	Communications Equipment - 1.1%
58,351	CommScope Holding, Inc.(b)	1,747,613

	Data Processing & Outsourced Services - 1.9%
33,699	Jack Henry & Associates, Inc.	3,007,636

	Electronic Components - 5.9%
159,789	Amphenol Corp., Class A	9,510,641

	Internet Software & Services - 17.5%
4,355	Alphabet, Inc., Class A(b)	3,446,286
60,907	Facebook, Inc., Class A(b)	7,548,813
149,669	Five9, Inc.(b)	1,887,326
39,468	LogMeIn, Inc.(b)	3,390,696
52,620	Q2 Holdings, Inc.(b)	1,561,762
26,867	Shutterstock, Inc.(b)(c)	1,480,103
47,934	VeriSign, Inc.(b)(c)	4,151,564
82,011	WebMD Health Corp.(b)	5,003,491

		28,470,041

	IT Consulting & Other Services - 3.4%
116,227	Computer Sciences Corp.	5,559,137

	Semiconductors - 18.9%
1,083,171	Advanced Micro Devices, Inc.(b)	7,430,553
53,262	Ambarella, Inc.(b)	3,088,131
56,973	Cirrus Logic, Inc.(b)	2,768,318
127,214	Intersil Corp., Class A	1,943,830
131,333	MaxLinear, Inc., Class A(b)	2,864,373
47,296	Monolithic Power Systems, Inc.	3,439,365
99,325	NVIDIA Corp.	5,671,457
50,665	Texas Instruments, Inc.	3,533,884

		30,739,911

	Specialized REITs - 6.0%
79,180	CyrusOne, Inc. REIT	$4,340,647
14,626	Equinix, Inc. REIT	5,453,597

		9,794,244

	Systems Software - 2.3%
81,402	Gigamon, Inc.(b)	3,803,101

	Technology Hardware, Storage & Peripherals - 1.9%
147,154	Hewlett Packard Enterprise Co.	3,093,177

	Total Common Stocks and Other Equity Interests (Cost $142,855,588)	162,489,852

	Money Market Fund - 0.1%
134,119	Invesco Premier Portfolio – Institutional Class, 0.36%(d)
	(Cost $134,119)	134,119

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $142,989,707)-100.1%	162,623,971

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.9%
6,328,859	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $6,328,859)	6,328,859

	Total Investments (Cost $149,318,566)(f) - 104.0%	168,952,830
	Other assets less liabilities - (4.0)%	(6,505,897)

	Net Assets - 100.0%	$162,446,933

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2016.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $149,336,228. The net unrealized appreciation was $19,616,602, which consisted of aggregate gross unrealized appreciation of $20,550,398 and aggregate gross unrealized depreciation of $933,796.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA Utilities Momentum Portfolio (PUI)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Electric Utilities - 32.7%
224,327	Alliant Energy Corp.	$9,029,162
115,007	American Electric Power Co., Inc.	7,969,985
121,317	Duke Energy Corp.	10,383,522
152,979	Eversource Energy	8,947,742
82,565	IDACORP, Inc.	6,675,380
85,946	MGE Energy, Inc.	4,825,868
69,802	NextEra Energy, Inc.	8,954,898
208,677	PNM Resources, Inc.	7,170,142
131,227	Portland General Electric Co.	5,730,683
202,970	Xcel Energy, Inc.	8,926,621

		78,614,003

	Gas Utilities - 19.7%
104,117	Atmos Energy Corp.	8,307,495
200,603	New Jersey Resources Corp.	7,470,456
87,470	ONE Gas, Inc.	5,682,051
78,169	Southwest Gas Corp.	6,058,098
79,343	Spire, Inc.	5,506,404
181,969	UGI Corp.	8,235,917
87,597	WGL Holdings, Inc.	6,200,992

		47,461,413

	Integrated Telecommunication Services - 4.5%
174,653	Consolidated Communications Holdings, Inc.	4,881,551
641,198	Windstream Holdings, Inc.(b)	5,969,554

		10,851,105

	Multi-Utilities - 30.6%
134,548	Ameren Corp.	7,055,697
96,677	Black Hills Corp.	6,095,485
207,225	CMS Energy Corp.	9,362,425
95,881	DTE Energy Co.	9,350,315
103,440	NorthWestern Corp.	6,282,946
128,990	SCANA Corp.	9,666,511
85,907	Sempra Energy	9,611,275
123,218	Vectren Corp.	6,374,067
150,017	WEC Energy Group, Inc.	9,737,603

		73,536,324

	Oil & Gas Storage & Transportation - 3.2%
173,819	ONEOK, Inc.	7,785,353

	Water Utilities - 6.4%
108,694	American Water Works Co., Inc.	8,975,951
184,705	Aqua America, Inc.	6,398,181

		15,374,132

	Wireless Telecommunication Services - 2.9%
169,738	Shenandoah Telecommunications Co.	6,972,837

	Total Common Stocks (Cost $218,115,626)	240,595,167

	Money Market Fund - 0.0%
116,560	Invesco Premier Portfolio – Institutional Class, 0.36%(c)
	(Cost $116,560)	116,560

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $218,232,186)-100.0%	$240,711,727

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
2,650,500	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(c)(d) (Cost $2,650,500)	2,650,500

	Total Investments (Cost $220,882,686)(e) - 101.1%	243,362,227
	Other assets less liabilities - (1.1)%	(2,696,795)

	Net Assets - 100.0%	$240,665,432

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $220,910,317. The net unrealized appreciation was $22,451,910, which consisted of aggregate gross unrealized appreciation of $22,823,443 and aggregate gross unrealized depreciation of $371,533.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares NASDAQ Internet Portfolio (PNQI)

July 31, 2016

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Alternative Carriers - 0.4%
26,275	Cogent Communications Group, Inc.	$1,122,731

	Application Software - 0.1%
48,751	NQ Mobile, Inc., Class A ADR (China)(b)(c)	156,491

	Casinos & Gaming - 0.1%
16,826	500.com Ltd., Class A ADR (China)(b)(c)	307,411

	Internet Retail - 35.2%
20,594	1-800-FLOWERS.COM, Inc., Class A(c)	188,023
29,967	Amazon.com, Inc.(c)	22,739,259
6,744	Blue Nile, Inc.	195,981
216,462	Ctrip.com International Ltd. ADR (China)(b)(c)	9,452,896
65,689	Etsy, Inc.(c)	660,831
78,999	Expedia, Inc., Class A	9,215,233
16,100	FTD Cos., Inc.(c)	407,491
335,560	Groupon, Inc., Class A(c)	1,617,399
440,064	JD.Com, Inc., Class A ADR (China)(b)(c)	9,527,386
18,572	Lands’ End, Inc.(b)(c)	263,908
41,800	Liberty TripAdvisor Holdings, Inc., Series A(c)	989,406
24,509	MakeMyTrip Ltd. (India)(b)(c)	461,504
105,586	Netflix, Inc.(c)	9,634,723
17,068	Nutrisystem, Inc.	504,871
14,720	Overstock.com, Inc.(c)	239,936
11,878	PetMed Express, Inc.(b)	246,231
17,132	Priceline Group, Inc. (The)(c)	23,142,077
38,040	Qunar Cayman Islands Ltd., Class B ADR (China)(c)	1,143,863
20,019	Shutterfly, Inc.(c)	1,064,811
77,210	TripAdvisor, Inc., Class A(c)	5,402,384

		97,098,213

	Internet Software & Services - 60.1%
31,871	21Vianet Group, Inc., Class A ADR (China)(b)(c)	305,324
22,923	Actua Corp.(c)	228,771
102,008	Akamai Technologies, Inc.(c)	5,154,464
26,483	Alarm.com Holdings, Inc.(b)(c)	760,857
29,440	Alphabet, Inc., Class C(c)	22,633,178
34,067	Angie’s List, Inc.(c)	275,602
6,208	Autobytel, Inc.(c)	92,251
26,340	Autohome, Inc., Class A ADR (China)(c)	571,578
121,317	Baidu, Inc., Class A ADR (China)(c)	19,362,193
52,498	Bankrate, Inc.(c)	418,409
47,677	Bazaarvoice, Inc.(c)	197,860
17,068	Benefitfocus, Inc.(b)(c)	733,924
24,028	Blucora, Inc.(c)	245,326
15,654	Carbonite, Inc.(c)	172,350
18,281	Cimpress NV (Netherlands)(c)	1,733,039
33,278	comScore, Inc.(c)	863,564
31,997	Cornerstone OnDemand, Inc.(c)	1,381,950
18,910	CoStar Group, Inc.(c)	3,931,389
33,791	Criteo SA ADR (France)(c)	1,493,224
30,123	DHI Group, Inc.(c)	219,597
61,057	EarthLink Holdings Corp.	413,966
442,762	eBay, Inc.(c)	13,796,464

81,588	Endurance International Group Holdings, Inc.(b)(c)	$732,660
24,802	Envestnet, Inc.(c)	946,692
182,307	Facebook, Inc., Class A(c)	22,595,130
30,109	Five9, Inc.(c)	379,674
47,193	GoDaddy, Inc., Class A(b)(c)	1,412,015
49,935	Gogo, Inc.(b)(c)	419,953
33,546	Hortonworks, Inc.(b)(c)	392,824
42,644	IAC/InterActiveCorp.	2,471,646
28,288	j2 Global, Inc.	1,890,770
33,364	LivePerson, Inc.(c)	222,705
14,522	LogMeIn, Inc.(c)	1,247,585
22,639	Match Group, Inc., Class A(b)(c)	356,564
25,653	MercadoLibre, Inc. (Argentina)	3,926,961
31,497	Mimecast Ltd.(b)(c)	347,412
28,677	Momo, Inc., Class A ADR (China)(b)(c)	379,397
44,361	NetEase, Inc. ADR (China)	9,061,621
29,082	New Relic, Inc.(b)(c)	1,001,584
38,290	NIC, Inc.	892,923
132,906	Pandora Media, Inc.(b)(c)	1,807,522
73,046	Rackspace Hosting, Inc.(c)	1,711,468
28,310	RetailMeNot, Inc.(c)	236,388
20,330	Shutterstock, Inc.(b)(c)	1,119,980
40,585	SINA Corp. (China)(c)	2,186,720
22,467	Sohu.com, Inc. (China)(c)	869,024
9,808	SPS Commerce, Inc.(c)	621,043
10,136	Stamps.com, Inc.(b)(c)	768,359
48,666	TrueCar, Inc.(b)(c)	456,000
407,759	Twitter, Inc.(c)	6,785,110
63,018	VeriSign, Inc.(b)(c)	5,457,989
29,551	Web.com Group, Inc.(c)	557,332
22,477	WebMD Health Corp.(c)	1,371,322
27,450	Weibo Corp., Class A ADR (China)(b)(c)	893,223
23,426	Wix.com Ltd. (Israel)(b)(c)	833,966
285,450	Yahoo!, Inc.(c)	10,901,335
162,149	Yandex NV, Class A (Russia)(c)	3,510,526
21,978	YY, Inc., Class A ADR (China)(c)	861,318
31,093	Zillow Group, Inc., Class A(b)(c)	1,225,375

		165,837,396

	Specialized REITs - 4.0%
29,917	Equinix, Inc. REIT	11,155,152

	Wireless Telecommunication Services - 0.1%
22,003	Boingo Wireless, Inc.(c)	201,547

	Total Common Stocks and Other Equity Interests (Cost $262,097,058)	275,878,941

	Money Market Fund - 0.1%
267,486	Invesco Premier Portfolio – Institutional Class, 0.36%(d)
	(Cost $267,486)	267,486

	Total Investments
	(excluding investments purchased with cash collateral from securities on loan) (Cost $262,364,544)-100.1%	276,146,427

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 8.6%
23,618,726	Invesco Liquid Assets Portfolio - Institutional Class, 0.40%(d)(e) (Cost $23,618,726)	23,618,726

	Total Investments (Cost $285,983,270)(f) - 108.7%	299,765,153
	Other assets less liabilities - (8.7)%	(23,909,239)

	Net Assets - 100.0%	$275,855,914

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2016.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At July 31, 2016, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $290,189,594. The net unrealized appreciation was $9,575,559, which consisted of aggregate gross unrealized appreciation of $43,464,737 and aggregate gross unrealized depreciation of $33,889,178.

This Fund has holdings greater than 10% of net assets in the following country:
China	20.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of July 31, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The appreciation on options held in PowerShares S&P 500 BuyWrite Portfolio was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares FTSE RAFI US 1000 Portfolio
Equity Securities	$4,345,144,221	$—	$172,181	$4,345,316,402

PowerShares Russell 2000 Equal Weight Portfolio
Equity Securities	$13,982,115	$—	$1,116	$13,983,231

PowerShares Russell 2000 Pure Value Portfolio
Equity Securities	$67,588,586	$—	$104,888	$67,693,474

PowerShares Zacks Micro Cap Portfolio
Equity Securities	$22,578,766	$—	$2,209	$22,580,975

PowerShares Global Listed Private Equity Portfolio
Equity Securities	$317,969,215	$—	$—	$317,969,215
Swap Agreements(a)	—	209,926	—	209,926

Total Investments	$317,969,215	$209,926	$—	$318,179,141

PowerShares Golden Dragon China Portfolio
Equity Securities	$182,088,286	$—	$0	$182,088,286

PowerShares Dynamic Biotechnology & Genome Portfolio
Equity Securities	$324,092,738	$—	$338,011	$324,430,749

PowerShares DWA Healthcare Momentum Portfolio
Equity Securities	$77,160,441	$—	$14,948	$77,175,389

(a)	Unrealized appreciation.

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2016:

	Value
	PowerShares Global Listed Private Equity Portfolio		PowerShares S&P 500 BuyWrite Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities	Assets	Liabilities
Equity risk:
Swap agreements	$461,265	$(251,339)	$—	$—
Options written	—	—	—	(2,408,545)

	$461,265	$(251,339)	$—	$(2,408,545)

Effect of Derivative Investments for the Three-Month Period Ended July 31, 2016

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
	Swap Agreements	Options Written
Realized Gain (Loss):
Equity risk	$(570,645)	$(4,925,070)
Change in Unrealized Appreciation (Depreciation):
Equity risk	1,436,322	(1,467,014)

Total	$865,677	$(6,392,084)

The table below summarizes the average notional value of swap agreements and options written outstanding during the period.

	Average Notional Value
	PowerShares Global Listed Private Equity Portfolio	PowerShares S&P 500 BuyWrite Portfolio
Swap agreements	$27,927,704	$—
Options written	—	286,138,667

PowerShares Global Listed Private Equity Portfolio

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/Receive	Reference Entity	Rate	Termination Date	Notional Value(a)		Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 75 basis points	October-2016		$14,175,178	$(248,697)
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 75 basis points	October-2016		12,419,128	461,265
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	August-2016	GBP	1,869,662	(2,642)

Total Open Over-The-Counter Total Return Swap Agreements - Equity Risk							$209,926

Investment Abbreviations:

GBP - Pound Sterling

LIBOR - London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

PowerShares S&P 500 BuyWrite Portfolio

Open Options Written - Equity Risk
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Unrealized Appreciation	Notional Value*	Value
Call Option S&P 500 Index	August - 2016	$2,170	1,271	$(2,572,789)	$164,244	$275,807,000	$(2,408,545)

*	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Options Written Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,452	$3,729,398
Written	4,176	11,681,438
Closed	(2,905)	(9,108,649)
Expired	(1,452)	(3,729,398)

End of period	1,271	$2,572,789

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2016

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	9/28/2016